   As filed with the Securities and Exchange Commission on October 29, 2001
                                            Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Post-Effective Amendment No. 41            [X]


                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                 [X]
                                    Amendment No. 42                  [X]


                                  FIFTH THIRD FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
              (Address of Principal Executive Office) (Zip Code)

                                (888) 799-5353
               (Registrant's Telephone Number, including Area Code)


                                Jeffrey C. Cusick
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                       (Name and Address of Agent for Service)


                                   with a copy to:

                                 Martin E. Lybecker
                                    Ropes & Gray
                                 One Franklin Square
                           1301 K Street, Suite 800 East
                                 Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to  [_]  On (date) pursuant to paragraph
     paragraph (b)                             (a)


[ ]  60 days after filing pursuant to     [_]  On _____ pursuant to paragraph
     paragraph (a)(1)                          paragraph (a)(1)



[_]  75 days after filing pursuant to     [_]  On (date) pursuant to paragraph
     paragraph (a)(2)                          (a)(2) of Rule 485


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

[LOG0] Fifth Third Funds

[Graphic]

Fifth Third Funds

Stock and Bond Mutual Funds
Institutional Shares


[Graphic]

Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Stock and Bond Mutual Funds
Institutional Shares

Overview

This section provides important information about each of the stock and bonds funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All funds except Fifth Third Pinnacle Fund are managed by Fifth Third Asset Management Inc. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.


Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.


                              Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


Objectives, Strategies and Risks                     Page
---------------------------------------------------------
Small Cap Growth Fund                                  2
Micro Cap Value Fund                                   4
Mid Cap Fund                                           6
Technology Fund                                        8
Pinnacle Fund                                         10
Quality Growth Fund                                   12
Large Cap Growth Fund                                 14
Equity Index Fund                                     16
Large Cap Value Fund                                  18
Multi Cap Value Fund                                  20
Equity Income Fund                                    22
Balanced Fund                                         24
International Equity Fund                             27
International GDP Fund                                30
Worldwide Fund                                        32
Strategic Income Fund                                 35
Michigan Municipal Bond Fund                          38
Ohio Municipal Bond Fund                              41
Municipal Bond Fund                                   44
Bond Fund                                             46
Intermediate Municipal Bond Fund                      48
Intermediate Bond Fund                                50
Short Term Bond Fund                                  52
U.S. Government Bond Fund                             54
Shareholder Fees and Fund Expenses
---------------------------------------------------------


Fee Tables                                            56
Expense Examples                                      61
Additional Information About the Funds' Investments
---------------------------------------------------------
                                                      63
Fund Management
---------------------------------------------------------

Investment Advisors and Subadvisor                    71
Portfolio Managers                                    73
Fund Administration                                   75
Shareholder Information
---------------------------------------------------------

Purchasing and Selling Fund Shares                    76
Purchasing and Adding to Your Shares                  76
Shareholder Contact Information                       76
Selling Your Shares                                   78
Exchanging Your Shares                                79
Dividends and Capital Gains                           79
Taxation                                              80
Financial Highlights
---------------------------------------------------------
                                                      83
Back Cover
---------------------------------------------------------

Where to learn more about Fifth Third Funds

Fifth Third Small Cap Growth Fund

(Formerly Kent Small Company Growth Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the equity securities of a diverse group
Strategies          of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock
                    Exchange companies.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment          risks of investing in equity securities, such as the risk
Risks               of sudden and unpredictable drops in value or periods of
                    lackluster performance. The smaller companies in which the
An investment in    Fund invests are especially sensitive to these factors and
the Fund is not     therefore may be subject to greater share price
a deposit of        fluctuations than other companies. Also, securities of
Fifth Third Bank    these smaller companies are often less liquid, thus
or any other        possibly limiting the ability of the Fund to dispose of
bank and is not     such securities when the Advisor deems it desirable to do
insured or          so. As a result of these factors, securities of these
guaranteed by       smaller companies may expose shareholders of the Fund to
the FDIC or any     above-average risk.
other government
agency.             The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Small Cap Growth Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000 Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                     [CHART]

     Year-by-Year Total Returns as of 12/31 For Institutional A Shares/1/

     1993      1994      1995     1996     1997     1998     1999     2000
     ----      ----      ----     ----     ----     ----     ----     ----
    17.04%    (0.06)%   23.75%   19.56%   27.94%   (6.15)%  27.98%   (0.38)%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                   Best quarter:                    Q4 1999  20.12%
                   Worst quarter:                   Q3 1998 -21.20%
                   Year to Date Return (1/1/01 to 9/30/01)  -20.53%


Average Annual Total Returns (for the periods ended December 31, 2000)

----------------------------------------------------------------------



                                  Best quarter:                    Q4 1999  20.12%
                                  Worst quarter:                   Q3 1998 -21.20%
                                  Year to Date Return (1/1/01 to 9/30/01)  -20.53%




                     Inception Date Past Year Past 5 Years Since Inception
                        --------------------------------------------------
Institutional           11/2/92     -0.38%       12.85%        13.84%
Shares/1/
                        --------------------------------------------------
                                                           (Since 11/1/92)
Russell 2000 Index*                 -3.02%       10.31%        13.08%

--------------------------------------------------------------------------------



/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Small Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Small Cap Growth Fund.


* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.

Fifth Third Micro Cap Value Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         Capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities of micro cap companies.
Strategies          Micro cap companies are those companies whose equity
                    securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock.
                    The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions
                    (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.



                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
An investment in    company's activities and financial condition and in
the Fund is not     overall market and financial conditions. The smaller
a deposit of        companies in which the Fund invests are especially
Fifth Third Bank    sensitive to these factors and therefore may be subject to
or any other        greater share price fluctuations than other companies.
bank and is not     Also, securities of these smaller companies are often less
insured or          liquid, thus possibly limiting the ability of the Fund to
guaranteed by       dispose of such securities when the Advisor deems it
the FDIC or any     desirable to do so. As a result of these factors,
other government    securities of these smaller companies may expose
agency.             shareholders of the Fund to above average risk.

                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000 Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional A Shares/1/

                             1999            2000
                             ----            ----
                            21.60%          (1.21)%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                                Best quarter:   Q2 1999 21.16%
                                Worst quarter:  Q3 1999 -8.83%


Average Annual Total Returns (for the periods ended December 31, 2000)

----------------------------------------------------------------------


                                Inception Date Past Year Since Inception
                        ------------------------------------------------
Institutional Shares/1/             2/1/98     -1.21%         5.51%
                        ------------------------------------------------
                                                         (Since 2/1/98)
Russell 2000 Index*                            -3.02%         5.36%
                        ------------------------------------------------
                                                         (Since 2/1/98)
Lipper Small Cap Value Index**                 16.10%         4.08%

--------------------------------------------------------------------------------

/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.


* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.


** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

Fifth Third Mid Cap Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         Growth of capital. Income is a secondary objective.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in common stocks of mid cap companies. Mid
Strategies          cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's
                    MidCap 400 Index(R) (the "S&P 400")/1/ (generally, between
                    $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        Stocks of medium-sized companies can be more sensitive to
Fifth Third Bank    long market declines than larger companies, in part
or any other        because they generally do not have the financial resources
bank and is not     that larger companies have. Generally, growth oriented
insured or          stocks are sensitive to market movements. The prices of
guaranteed by       growth stocks tend to reflect future expectations, and
the FDIC or any     when those expectations change or are not met, share
other government    prices generally fall.
agency.

                    Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.



--------------------------------------------------------------------------------

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index The Standard and Poor's MidCap 400 Index(R) (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                  [CHART]

   Year-by-Year Total Returns as of 12/31 For Institutional A Shares/1/

 1991    1992    1993    1994     1995     1996    1997    1998    1999   2000
 ----    ----    ----    ----     ----     ----    ----    ----    ----   ----
46.01%   5.05%   1.38%   1.54%   26.03%   17.59%  32.64%   3.41%  17.08%  6.93%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                    Best quarter:                    Q4 1999  23.15%
                    Worst quarter:                   Q3 1998 -13.42%
                    Year to Date Return (1/1/01 to 9/30/01)  -23.76%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------------
Institutional Shares/1/      1/1/85       6.93%      15.09%       14.92%         15.04%
                        --------------------------------------------------------------------
                                                                             (Since 1/1/85)
S&P Mid Cap 400                          17.51%      20.41%       19.86%         18.28%
Index(R)*

--------------------------------------------------------------------------------

/1/The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Standard and Poor's Midcap 400 index is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

Fifth Third Technology Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the equity securities of U.S. and, to a
Strategies          lesser extent, foreign technology companies.

                    Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.


                    The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.


                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        The Fund, by concentrating in technology stocks, assumes
Fifth Third Bank    the risks of holding technology stocks. For example,
or any other        technology stocks tend to:
bank and is not     .  fluctuate in price more widely and rapidly than the
insured or             market as a whole
guaranteed by       .  underperform other types of stocks or be difficult to
the FDIC or any        sell when the economy is not robust, during market
other government       downturns, or when technology stocks are out of favor
agency.
                    .  decline in price due to sector specific developments
                    . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Fifth Third Technology Fund
[LOGO OF FIFTH THIRD BANK]

                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.


                    To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater volatility often associated with the securities sold in initial public offerings.


                    Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

Fifth Third Pinnacle Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 65%
Investment          of total assets in common stocks and convertible
Strategies          securities that have the potential for long-term growth.

                    In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        Generally, growth oriented stocks may be sensitive to
Fifth Third Bank    market movements. The prices of growth stocks tend to
or any other        reflect future expectations, and when those expectations
bank and is not     are not met, prices generally fall.
insured or
guaranteed by       Significant investment in large companies also creates
the FDIC or any     various risks for the Fund. For instance, larger, more
other government    established companies tend to operate in mature markets,
agency.             which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Fifth Third Pinnacle Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional A Shares/1/

    1991     92     93     94      95      96     97     98      99     00
    ----    ----   ----   -----   ----    ----   ----   ----    ----   -----
   39.87%  (0.73)% 3.31% (1.12)%  35.40% 22.44% 35.43%  32.94% 16.64% (19.76)%



The bar chart above does not reflect theimpact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:                    Q4 1998  24.93%
                          Worst quarter:                   Q4 2000 -15.87%
                          Year to Date Return (1/1/01 to 9/30/01)  -28.05%


Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------

                         Inception
                           Date    Past Year Past 5 Years Past 10 Years Since Inception
                        ---------------------------------------------------------------
Institutional Shares/1/   3/4/85    -19.76%     14.58%       14.26%         14.06%
                        ---------------------------------------------------------------
                                                                        (Since 3/1/85)
S&P 500 Index(R)*                   -9.11%      18.35%       17.46%         16.50%

--------------------------------------------------------------------------------

/1/The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Quality Growth Fund

[LOGO OF FIFTH THIRD BANK]

Growth of capital. Income is a secondary objective.

Fundamental
Objective
Principal
Investment          Under normal circumstances, the Fund invests at least 65%
Strategies          of total assets in common stocks of high quality growth
                    companies.

                    High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.


                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.


 An investment in
 the Fund is not    Stocks that pay regular dividends provide investors some
 a deposit of       return of their investment, to an extent, supporting the
 Fifth Third Bank   stock's price, even during periods when the prices of
 or any other       equity securities generally are falling. However,
 bank and is not    dividend-paying stocks, especially those that pay
 insured or         significant dividends, also tend to appreciate less
 guaranteed by      quickly than stocks of companies in developing industries,
 the FDIC or any    which tend to reinvest most profits into research,
 other government   development, plant and equipment to accommodate expansion.
 agency.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

     1991    92      93      94     95      96     97     98     99      00
     ----   ----   -----    ----   ----    ----   ----   ----   ----    -----
    34.38%  8.03%  (1.06)%  0.07%  31.59%  23.68% 32.7% 30.16% 23.86%  (3.82)%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 1998  28.21%
                          Worst quarter:                   Q3 1998  -9.27%
                          Year to Date Return (1/1/01 to 9/30/01)  -27.68%



Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                         Inception
                           Date    Past Year Past 5 Years Past 10 Years Since Inception
                              ---------------------------------------------------------
Institutional Shares/1/   1/1/83     -3.82%     20.54%        17.02%         16.59%
                              ---------------------------------------------------------
                                                                        (Since 1/1/83)
S&P 500 Index(R)*                    -9.11%     18.35%        17.46%         16.63%

--------------------------------------------------------------------------------

/1/The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Large Cap Growth Fund

(Formerly Kent Large Company Growth Fund)


[LOGO OF FIFTH THIRD BANK]

                    Long-term capital appreciation.

Fundamental
Objective           Under normal circumstances, the Fund invests at least 80%
Principal           of its assets in equity securities of U.S. companies with
Investment          at least $5 billion in market capitalization. The Fund
Strategies          intends to invest at least 65% of its total assets in
                    securities of companies that the Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in   The Fund invests in growth oriented stocks, which may be
 the Fund is not    sensitive to market movements. The prices of growth stocks
 a deposit of       tend to reflect future expectations, and when those
 Fifth Third Bank   expectations are not met, share prices generally fall.
 or any other
 bank and is not    Significant investment in large companies also creates
 insured or         various risks for the Fund. For instance, larger, more
 guaranteed by      established companies tend to operate in mature markets,
 the FDIC or any    which often are very competitive. Larger companies also do
 other government   not tend to respond quickly to competitive challenges,
 agency.            especially to changes caused by technology or consumer
                    preference.

Fifth Third Large Cap Growth Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table give some indication of the risks of an investment in the Fund by showing its performance for the year, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                2000      (15.25)%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q1 2000   2.77%
                          Worst quarter:                   Q4 2000 -12.08%
                          Year to Date Return (1/1/01 to 9/30/01)  -23.10%



Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------

                         Inception Date Past Year Since Inception
                              -----------------------------------
Institutional Shares/1/     10/19/99     -15.25%       0.64%
                              -----------------------------------
                                                  (Since 11/1/99)
S&P 500 Index(R)*                         -9.11%       -1.54%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Large Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Growth Fund.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Equity Index Fund

(Formerly Kent Index Equity Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation with current income as a
Objective           secondary objective.

Principal           Under normal circumstances, the Fund invests substantially
Investment          all of its assets in common stock of companies that make
Strategies          up the Standard & Poor's 500 Composite Stock Price
                    Index(R) ("S&P 500")/1/. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
                    0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses.
                    Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

 An investment in   Indexing is a strategy whereby the Fund attempts to weight
 the Fund is not    its securities to match those of a broad-based securities
 a deposit of       index (the S&P 500) in an attempt to approximate the
 Fifth Third Bank   index's performance. Securities may be purchased, retained
 or any other       and sold by the Fund at times when an actively managed
 bank and is not    fund would not do so. If the value of securities that are
 insured or         heavily weighted in the index changes, you can expect a
 guaranteed by      greater risk of loss than would be the case if the Fund
 the FDIC or any    were not fully invested in such securities. There is also
 other government   a risk that the Fund will not accurately track the S&P
 agency.            500. Should this occur, the Board of Trustees will act as
                    necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV
                    (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

                    There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.
--------------------------------------------------------------------------------

/1/"S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

          1993    94     95     96      97      98       99       00
          ----   ----   ----   -----   ----    ----     -----    ----
         9.11%  0.86%  36.23% 22.18%  32.55%  28.26%   20.55%   (9.3)%


The bar chart above does not reflect the impactof any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:           Q4 1998            21.26%
                          Worst quarter:          Q3 1998            -9.99%
                          Year to Date Return (1/1/01 to 9/30/01)   -20.60%



Average Annual Total Returns (for the periods ended December 31, 2000)

----------------------------------------------------------------------

                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     11/2/92      -9.30%      17.83%        16.81%
                         -----------------------------------------------------
                                                               (Since 11/1/92)
S&P 500 Index(R)*                        -9.11%      18.35%        17.47%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Equity Index Fund.


* The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Large Cap Value Fund

(Formerly Kent Growth and Income Fund)


[LOGO OF FIFTH THIRD BANK]

                    Long-term capital appreciation with current income as a
Fundamental         secondary objective.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities of U.S. companies with
Strategies          at least $5 billion in market capitalization. The Fund
                    intends to invest in equity securities of companies that the Advisor believes are undervalued and have potential for capital appreciation and income. When selecting equity securities, the Advisor considers an issuer's balance sheet stability, cash flow, and potential earnings growth.
                    While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation.
                    The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds and preferred stock.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

 An investment in   The Fund invests in value stocks. Value stocks are those
 the Fund is not    that appear to be underpriced based upon valuation
 a deposit of       measures, such as lower price-to-earnings ratios and
 Fifth Third Bank   price-to-book ratios. Value stocks present the risk that
 or any other       they may not perform as well as other types of stocks,
 bank and is not    such as growth stocks.
 insured or
 guaranteed by      Significant investment in large companies also creates
 the FDIC or any    various risks for the Fund. For instance, larger, more
 other government   established companies tend to operate in mature markets,
 agency.            which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

Fifth Third Large Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

              1993    94     95    96     97     98     99      00
              ----   ----   ----  ----   ----    ---    ---     ---
             11.98%  0.51% 34.91% 19.47% 24.14% 28.07% 18.79%  (11.25)



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 1998   21.19%
                          Worst quarter:                   Q3 1998   -9.38%
                          Year to Date Return (1/1/01 to 9/30/01)   -20.48%


 Average Annual Total Returns (for the periods ended December 31, 2000)


                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     11/2/92      -11.25%     14.90%         15.11%
                         -----------------------------------------------------
                                                               (Since 11/1/92)
S&P 500 Index(R)*                         -9.11%     18.35%         17.47%

--------------------------------------------------------------------------------



/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Value Fund.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Multi Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income).


Principal
Investment          Under normal circumstances, the Fund invests at least 80%
Strategies          of its assets in equity securities of multi cap companies.
                    Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The
                    Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors.
                    For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above- average risk.

 An investment in   The Fund invests in value stocks. Value stocks are those
 the Fund is not    that appear to be underpriced based upon valuation
 a deposit of       measures, such as lower price-to-earnings ratios and
 Fifth Third Bank   price-to-book ratios. Value stocks present the risk that
 or any other       they may not perform as well as other types of stocks,
 bank and is not    such as growth stocks.
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

Fifth Third Multi Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Russell 3000 Index is an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

      1991    92     93     94     95     96     97     98      99     00
      ----   ----   ----   ----   ----    ----  ----   -----   -----  -----
     36.45% 13.56% 24.51% 0.62%  22.43%  19.13% 28.16% -8.74% 12.93% 23.29%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:   Q1 1991  27.29%
                          Worst quarter:  Q3 1998 -21.09%


Average Annual Total Returns (for the periods ended December 31, 2000)

----------------------------------------------------------------------

                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                   -------------------------------------------------------------------------
Institutional Shares/1/     9/30/89       23.78%     14.31%       16.61%         13.57%
                   -------------------------------------------------------------------------
                                                                             (Since 10/1/89)
Russell 3000 Index*                      -.7.46%     17.39%       17.38%         14.84%
                   -------------------------------------------------------------------------
                                                                             (Since 10/1/89)
Lipper Multicap Value                      9.64%     13.69%       14.87%         12.13%
Index**

--------------------------------------------------------------------------------



/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multicap Value Fund.


* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

Fifth Third Equity Income Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income consistent with capital
Objective           appreciation.



Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities and at least 65% of its
Strategies          net assets in common stocks of U.S. companies with a
                    weighted average market capitalization similar to that of the Standard & Poor's 500 Composite Stock Price Index(R)
                    ("S&P 500 Index")/1/ focusing on stocks that pay an increasing dividend. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the smallest company had a market capitalization of $652 million, the largest company a market capitalization of $407 billion, the mean market capitalization was $21 billion, and the weighted average market capitalization was $99 billion.

                    The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equities and in debt. The risks of
                    investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

An investment in    Significant investment in large companies also creates
the Fund is not     various risks for the Fund. For instance, larger, more
a deposit of        established companies tend to operate in mature markets,
Fifth Third Bank    which often are very competitive. Larger companies also do
or any other        not tend to respond quickly to competitive challenges,
bank and is not     especially to challenges caused by technology and consumer
insured or          preferences.

guaranteed by
the FDIC or any     Stocks that pay regular dividends provide investors some
other government    return of their investment, to an extent, supporting the
agency.             stock's price, even during periods when the prices of
                    equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.


                    The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


--------------------------------------------------------------------------------

/1/"S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Income Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


                                    [CHART]


   1991     92     93     94       95      96     97     98     99     00
   ----    ----   ----   ----     ----    ----   ----   ----   ----   -----
   29.07%  4.61%  0.25% (0.65)%  30.73%  16.83% 38.15% 18.03% (4.71)% 12.75%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


               Best quarter:           Q2    1997        15.29%
               Worst quarter:          Q3    1999       -11.39%
               Year to Date Return(1/1/01 to 9/30/01)    -17.06%



Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -----------------------------------------------------------------------
Institutional Shares/1/      1/1/83     12.75%       15.40%       13.66%         14.28%
                        -----------------------------------------------------------------------
                                                                             (Since 1/1/83)
S&P 500 Index(R)*                       -9.11%       18.35%       17.46%         16.63%
-----------------------------------------------------------------------------------------------




/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK]


Fundamental         Capital appreciation and income.
Objective

Principal           Under normal circumstances, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital, and the quality of its management. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's Midcap 400 Index(R) (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized companies.


                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks associated with following an asset allocation
                    strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

An investment in
the Fund is not    To the extent the Fund invests in stocks and convertible
a deposit of       securities, it assumes the risks of equity investing,
Fifth Third Bank   including sudden and unpredictable drops in value and
or any other       periods of lackluster performance.
bank and is not
insured or
guaranteed by
the FDIC or any
other government
agency.
--------------------------------------------------------------------------------

/1/"S&P 400" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK]

                     Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                     Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                     Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                     Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund

[LOGO OF FITH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]


    1991     92      93      94      95     96     97     98     99     00
    ----    ----    ----    ----    ----   ----   ----   ----   ----   ----
   30.13%   9.88%   1.74%  (1.03)% 26.53%  14.23% 24.08% 17.93% 15.64% 2.29%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




               Best quarter:                    Q4 1998  17.83%
               Worst quarter:                   Q3 1998  -6.33%
               Year to Date Return (1/1/01 to 9/30/01)  -20.89%



Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                         Inception
                           Date    Past Year Past 5 Years Past 10 Years Since Inception
                        ---------------------------------------------------------------
Institutional Shares/1/   1/1/83   2.29%        14.61%       13.67%         15.48%
                        ---------------------------------------------------------------
                                                                        (Since 1/1/83)
S&P 500 Index(R)*                  -9.11%       18.35%       17.46%         16.63%
                        ---------------------------------------------------------------

                                                                        (Since 1/1/83)
LBAB Index**                       11.63%       6.46%         7.96%          9.62%
---------------------------------------------------------------------------------------


/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.



** The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third International Equity Fund

[LOGO OF FIFTH THIRD BANK]


Fundamental
Objective            Long-term capital appreciation.


Principal            Under normal circumstances, the Fund invests at least 80%
Investment           of its assets in equity securities and at least 65% of
Strategies           its assets in securities of non-U.S. companies. The
                     companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

                     The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.


                     The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index")./1/ Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country or sector) by investing in "baskets" of common stocks and other equity securities. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. Investing in "baskets" of common stocks enables the Fund to broadly replicate the underlying performance of the local country, sector, or index classification.


                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

                     When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal            The principal risks of investing in the Fund include the
Investment Risks     risks of investing in equity securities, such as, the
                     risk of sudden and unpredictable drops in value or periods of lackluster performance.

An investment in
the Fund is not      Stocks of foreign companies present additional risks for
a deposit of         U.S. investors. Stocks of foreign companies tend to be
Fifth Third Bank     less liquid and more volatile than their U.S.
or any other         counterparts, in part because accounting standards and
bank and is not      market regulations tend to be less standardized and
insured or           economic and political
guaranteed by
the FDIC or any
other government
agency.

Fifth Third International Equity Fund

[LOGO OF FIFTH THIRD BANK]

                    climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the
                    risks associated with those kinds of investments.
--------------------------------------------------------------------------------

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital
    International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International Equity Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


                                    [CHART]



                     1995    96      97     98      00
                    -----   ----    ----   -----   -----
                    11.65%  8.54%   7.96%  19.45% (14.24)%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                Best quarter:                    Q4 1999  17.74%
                Worst quarter:                   Q3 1998 -11.88%
                Year to Date Return (1/1/01 to 9/30/01)  -20.77%



Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     8/18/94      -14.24%      8.65%         7.47%
                         -----------------------------------------------------
                                                               (Since 9/1/94)
EAFE Index(R)*                           -13.96%      7.43%         6.96%

------------------------------------------------------------------------------

/1/ The Fund first offered Institutional shares on 10/9/98. The quoted performance of the Fund for the period prior to 10/9/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third International GDP Fund

(Formerly Kent International Growth Fund)


[LOGO OF FIFTH THIRD BANK]



Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 65%
Investment          of its total assets in the common and preferred stocks of
Strategies          companies located in at least three countries in Europe,
                    Australia and the Pacific Rim.

                    The Advisor considers the size and growth of a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")/1/. The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

                    Stocks of foreign companies present additional risks for
                    U.S. investors. Stocks of foreign companies tend to be
                    less liquid and more volatile than their U.S.
An investment in    counterparts, in part because accounting standards and
the Fund is not     market regulations tend to be less standardized, and
a deposit of        economic and political climates less stable. Fluctuations
Fifth Third Bank    in exchange rates also may reduce or eliminate gains or
or any other        create losses. These risks usually are higher in emerging
bank and is not     markets, such as most countries in Africa, Asia, Latin
insured or          America and the Middle East. To the extent that the Fund
guaranteed by       invests in those kinds of stocks or in those areas, it
the FDIC or any     will be exposed to the risks associated with those kinds
other government    of investments.
agency.

                    The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

--------------------------------------------------------------------------------
/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital
    International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International GDP Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to three relative broad-based securities indices. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks. The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.



Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


                                    [CHART]

      1993      94     95       96      97      98       99       00
     ------   -----  -----     -----   -----   -----   -----    ------
     30.32%   5.73%  13.00%    5.87%   2.54%   17.92%  28.30%   (17.41)%


 The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 1998  19.50%
                          Worst quarter:                   Q3 1998 -13.69%
                          Year to Date Return (1/1/01 to 9/30/01)  -28.39%


Average Annual Total Returns (for the periods ended December 31, 2000)

---------------------------------------------------------------------


                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     12/4/92      -17.41%      6.28%         9.73%
                         -----------------------------------------------------
Morgan Stanley Capital                                         (Since 12/1/92)
International EAFE                                                  10.89%
Index(R)*                                -13.96%      7.43%
                         -----------------------------------------------------
Morgan Stanley Capital                                         (Since 12/1/92)
International Europe                                                16.60%
Index**                                   -8.14%     15.75%
                         -----------------------------------------------------
Morgan Stanley Capital                                         (Since 12/1/92)
International Pacific                                               3.21%
Rim Index***                             -25.64%     -3.78%

------------------------------------------------------------------------------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.


* The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.


** The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks.


*** The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.

Fifth Third Worldwide Fund

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Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income) consistent with reasonable risk.


Principal           Under normal circumstances, the Fund invests primarily in
Investment          other mutual funds that invest in equity securities on a
Strategies          domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                    The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.


                    The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                    Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund

[LOGO OF FIFTH THIRD BANK]

Principal            The principal risks of investing in the Fund include the
Investment Risks     risks of investing in other funds which have substantial
                     investments in foreign markets. Foreign securities,
                     foreign currencies, and securities issued by U.S.
An investment in     entities with substantial foreign operations can involve
the Fund is not      additional risks relating to political, economic, or
a deposit of         regulatory conditions in foreign countries. These risks
Fifth Third Bank     include fluctuations in foreign currencies; withholding
or any other         or other taxes; trading, settlement, custodial and other
bank and is not      operational risks; and the less stringent investor
insured or           protection and disclosure standards of some foreign
guaranteed by        markets. All of these factors can make foreign
the FDIC or any      investments, especially those in emerging markets, more
other government     volatile and potentially less liquid than U.S.
agency.              investments. In addition, foreign markets can perform
                     differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.


                     Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.


                     The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                     The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                     The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                     The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                     An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

            1994     95     96      97      98      99      00
            ----    ----   ----    ----    ----    ----    ----
           -3.42%  14.34% 21.01%   5.52%  35.20%  51.42% -11.34%


                          Best quarter:   Q4 1999  27.28%
                          Worst quarter:  Q4 2000 -12.91%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Average Annual Total Returns (for the periods ended December 31, 2000)

----------------------------------------------------------------------


                                                                   Since
                         Inception Date Past Year Past 5 Years   Inception
                        -----------------------------------------------------
Institutional Shares/1/     4/30/93      -11.34%     18.31%        14.28%
                        -----------------------------------------------------
Morgan Stanley Capital
International World                                            (Since 5/1/93)
Index*                                   -12.92%     12.53%        12.70%

--------------------------------------------------------------------------------

/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Laureate Fund. For the period prior to February 1, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.


* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

Fifth Third Strategic Income Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental          High level of income consistent with reasonable risk.
Objective            Achieving capital appreciation is a secondary objective.

Principal            Under normal circumstances, the Fund invests at least 80%
Investment           of its assets in income-producing securities such as debt
Strategies           securities, preferred stocks and common and preferred
                     shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.


                     The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.


                     In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


                     In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                     When the Advisor believes that market conditions warrant
                     a temporary defensive posture, the Fund may invest up to
                     100% of its assets in high-quality, short-term debt
                     securities and money market instruments. The taking of
                     such a temporary defensive posture may adversely impact
                     the ability of the Fund to achieve its investment
                     objective.
Principal
Investment Risks     The principal risks of investing in the Fund include the
                     risks of investing in debt securities. Prices of debt
An investment in     securities rise and fall in response to interest rate
the Fund is not      changes for similar securities. Generally, when interest
a deposit of         rates rise, prices of debt securities fall. The net asset
Fifth Third Bank     value of the Fund may also decrease during periods of
or any other         rising interest rates. An issuer of debt securities may
bank and is not      default (fail to repay interest and principal when due).
insured or           If an issuer defaults or the risk of such default is
guaranteed by        perceived to have increased, the Fund may lose all or
the FDIC or any      part of its investment. The net asset value of the Fund
other government     may fall during periods of economic downturn when such
agency.              defaults or risk of defaults increase. Securities rated
                     below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Fifth Third Strategic Income Fund
[LOGO OF FIFTH THIRD BANK]

                    Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                    Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
[LOGO OF FIFTH THIRD BANK]




Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.



Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

     1991     92     93     94     95     96     97     98     99     00
     ----    ----   ----   ----   ----   ----   ----   ----   ----   ----
    19.28%   7.71%  8.90% -4.49% 16.44%  9.22% 11.48%  3.55% -5.60% 16.59%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:   Q1 1991  7.85%
                          Worst quarter:  Q4 1999 -4.73%







Average Annual Total Returns (for the periods ended December 31, 2000)



                                                   Past     Past
                         Inception Date Past Year 5 Years 10 Years Since Inception
                   ---------------------------------------------------------------
Institutional Shares/1/     3/10/85      16.59%    6.77%   8.00%        7.61%
                   ---------------------------------------------------------------
                                                                   (Since 3/1/85)
Lehman Intermediate                       9.45%    5.99%   8.07%        9.05%
Credit Index*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

/1/For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.


* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

Fifth Third Michigan Municipal Bond Fund

(Formerly Kent Michigan Municipal Bond Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income that is exempt from federal income tax and
Objective           Michigan personal income tax.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bond obligations which consist
Strategies          of bonds, notes and commercial paper issued by states and
                    their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of the its assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in the Fund will have a remaining maturity of more than ten years.

                    The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's) or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include tax
Investment Risks    risk and the risks of investing in debt securities, such
                    as the tendency of bond prices to fall when interest rates
An investment in    rise and the risk of an issuer defaulting on its
the Fund is not     obligations of paying principal and interest. The prices
a deposit of        of long-term bonds tend to be more volatile than the
Fifth Third Bank    prices of bonds with a shorter remaining maturity.

or any other
bank and is not     Generally, the price of a bond moves in the opposite
insured or          direction from interest rates. New bonds issued after a
guaranteed by       rise in rates offer higher yields to investors. An
the FDIC or any     existing bond with a lower yield can appear attractive to
other government    investors by selling it at a lower price. This process
agency.             works in reverse as well; as interest rates fall, the
                    price of a bond tends to increase.

                    The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.


                    Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan

Fifth Third Michigan Municipal Bond Fund

[LOGO OF FIFTH THIRD BANK]




                     Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code which would create adverse tax consequences.

Fifth Third Michigan Municipal Bond Fund
[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of debt obligations issued by municipalities.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

               1994     95      96     97     98     99     00
               ----    ----    ----   ----   ----   ----   ----
               0.36%    8.2%   3.51%  5.52%  4.75%  0.67%  6.31%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q1 1995  3.01%
                          Worst quarter:                   Q1 1994 -1.48%
                          Year to Date Return (1/1/01 to 9/30/01)   5.49%



Average Annual Total Returns (for the periods ended December 31, 2000)



                         Inception Date Past Year Past 5 Years Since Inception
                        ------------------------------------------------------
Institutional Shares/1/      5/3/93       6.31%       4.13%         4.19%
                        ------------------------------------------------------
Lehman Brothers Three-                                         (Since 5/1/93)
Year General Obligation                                             4.73%
Municipal Bond Index*                     6.25%       4.66%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Bond Fund.


* The Lehman Brothers Three Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Fifth Third Ohio Municipal Bond Fund

(Formerly the Fifth Third Ohio Tax Free Bond Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental          Current income exempt from federal income tax and the
Objective            personal income taxes imposed by the State of Ohio and
                     Ohio municipalities.

Principal            Under normal circumstances, the Fund invests at least 80%
Investment           of its assets in municipal bond securities which pay
Strategies           interest that is exempt from personal income taxes
                     imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                     Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                     In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                     When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal            The principal risks of investing in the Fund include tax
Investment Risks     risk and the risks of investing in debt securities, such
                     as, the tendency of bond prices to fall when interest
An investment in     rates rise and the risk of an issuer defaulting on its
the Fund is not      obligations to pay principal and interest.

a deposit of
Fifth Third Bank     Generally, the price of a bond moves in the opposite
or any other         direction from interest rates. New bonds issued after a
bank and is not      rise in rates offer higher yields to investors. An
insured or           existing bond with a lower yield can appear attractive to
guaranteed by        investors by selling it at a lower price. This process
the FDIC or any      works in reverse as well; as interest rates fall, the
other government     price of a bond tends to increase.
agency.
                     This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

                     Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund


[LOGO OF FIFTH THIRD BANK]

                    Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

                    In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Fifth Third Ohio Municipal Bond Fund



[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

      Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


 9.46%  6.24%   6.71%  (4.01)%  13.72%   3.48%   6.92%   5.61%  (2.94)%   8.87%
--------------------------------------------------------------------------------
 1991   1992    1993   1994     1995     1996    1997    1998    1999     2000


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1995  5.53%
                          Worst quarter:  Q1 1994 -3.78%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     5.29%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                         -------------------------------------------------------------------
Institutional Shares/1/      1/1/87     8.87%        4.31%         5.28%          4.98%
                         -------------------------------------------------------------------
                                                                             (Since 1/1/87)
LBMBI(R)                                11.69%       5.84%         7.32%          7.34%

--------------------------------------------------------------------------------

/1/The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Lehman Brothers Municipal Bond Index (the "LBMBI") is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Municipal Bond Fund

(Formerly the Kent Tax-Free Income Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income that is exempt from federal income tax.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bond obligations. Municipal
Strategies          bond obligations consist of bonds, notes and commercial
                    paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar- weighted average portfolio maturity of between ten and twenty-five years.
                    The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.


                    While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

                    While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise,
An investment in    the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest, and tax risk. The prices of
a deposit of        long-term bonds tend to be more volatile than the prices
Fifth Third Bank    of bonds with a shorter remaining maturity.

or any other
bank and is not     Generally, the price of a bond moves in the opposite
insured or          direction from interest rates. New bonds issued after a
guaranteed by       rise in rates offer higher yields to investors. An
the FDIC or any     existing bond with a lower yield can appear attractive to
other government    investors by selling it at a lower price. This process
agency.             works in reverse as well; as interest rates fall, the
                    price of a bond tends to increase.

                    The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

                    In addition, because revenue bonds [and limited obligation securities] are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.


                    Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Municipal Bond Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


                                    [CHART]

      Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                  3.92%    8.59%    5.71%   (3.26)%   12.4%
              -------------------------------------------------
                  1996     1997     1998     1999     2000


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q4 2000  5.01%
                          Worst quarter:  Q2 1999 -2.24%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     4.93%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     3/20/95     12.40%       5.33%          6.10%
                         -----------------------------------------------------
                                                               (Since 4/1/95)
LBMBI(R)*                               11.69%       5.84%          6.77%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Municipal Bond Fund.


* The Lehman Brothers Municipal Bond Index (the "LBMBI") is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Bond Fund

(Formerly the Fifth Third Quality Bond Fund and Kent Income Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High current income. Capital growth is a secondary
Objective           objective.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in bonds, including U.S. Treasury bills,
Strategies          notes and bonds, securities of U.S. Government agencies
                    and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                    The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest. The prices of long-term
a deposit of        bonds (bonds with a remaining maturity of at least 10
Fifth Third Bank    years) tend to be more volatile than the prices of bonds
or any other        with a shorter remaining maturity.
bank and is not
insured or          Generally, the price of a bond moves in the opposite
guaranteed by       direction from interest rates. New bonds issued after a
the FDIC or any     rise in rates offer higher yields to investors. An
other government    existing bond with a lower yield can appear attractive to
agency.             investors by selling it at a lower price. This process
                    works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund


[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Government/ Credit Bond Index and the Lehman Brothers Long Government/Credit Bond Index are unmanaged indices comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade, dollar-denominated, SEC-registered corporate debt.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

                     1996      97      98      99      00
                     ----     ----    ----    ----    ----
                     1.19%   10.55%   9.29%  (4.41)%  11.91%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1997  4.63%
                          Worst quarter:  Q1 1996 -3.63%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     8.90%


Average Annual Total Returns (for the periods ended December 31, 2000)


                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     3/20/95     11.91%       5.51%          7.32%
                         -----------------------------------------------------
Lehman Brothers
Government/Credit Bond                                         (Since 4/1/95)
Index*                                   11.84%      6.23%          7.76%
                         -----------------------------------------------------
                                                               (Since 4/1/95)
Lehman Brothers Long                     16.16%      6.58%          9.40%
Government/
Credit Bond Index**

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Bond Fund.


* The Lehman Brothers Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


** The Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Intermediate Municipal Bond Fund

(Formerly the Fifth Third Municipal Bond Fund and the Kent Intermediate Tax-Free
 Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income that is exempt from federal
Objective           regular income taxes.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bonds, which pay interest that
Strategies          is exempt from federal income tax. The Fund's dollar-
                    weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.
                    The Fund's performance may be affected by political and economic factors at the state, regional or national level.
                    Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Fifth Third Intermediate Municipal Bond Fund
[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index and the Lehman Brothers Five-Year General Obligation Municipal Bond Index are unmanaged indices of debt instruments issued by municipalities.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                   [CHART]

         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         8.51%   (3.00)% 12.90%   3.41%   7.07%   5.37%  (1.01)%  8.99%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1995  5.42%
                          Worst quarter:  Q1 1994 -3.95%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     5.60%


Average Annual Total Returns (for the periods ended December 31, 2000)


                         Inception Date Past Year Past 5 Years Since Inception
                         ------------------------------------------------------
Institutional Shares/1/     12/16/92      8.99%      4.71%          5.20%
                         ------------------------------------------------------
                                                               (Since 12/31/92)
Lehman Brothers Three-                    6.25%      4.66%          4.86%
Year General Obligation
Municipal Bond Index*
                         ------------------------------------------------------
                                                               (Since 12/31/92)
Lehman Brothers Five-                     7.70%      4.95%          5.56%
Year General Obligation
Municipal Bond Index**

--------------------------------------------------------------------------------



/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.


* The Lehman Brothers Three Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.


** The Lehman Brothers Five Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Intermediate Bond Fund

(Formerly the Fifth Third Bond Fund for Income and the Kent Intermediate Bond
 Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the following types of investment grade
Strategies          bonds: corporate securities and securities of the U.S.
                    Treasury and U.S. Government agencies and instrumentalities. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.

Fifth Third Intermediate Bond Fund


[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         8.42%   (3.19)% 16.18%   3.01%   7.80%   7.65%  (1.22)%  9.74%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1995  5.56%
                          Worst quarter:  Q1 1994 -2.55%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     8.99%


Average Annual Total Returns (for the periods ended December 31, 2000)


                         Inception Date Past Year Past 5 Years Since Inception
                         -----------------------------------------------------
Institutional Shares/1/     11/2/92       9.74%      5.32%          5.87%
                         -----------------------------------------------------
                                                               (Since 11/1/92)
Lehman Brothers                         10.10%       6.11%          6.47%
Intermediate
Government/Credit
Bond Index*

--------------------------------------------------------------------------------



/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Intermediate Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Bond Fund.


* The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund

(Formerly the Kent Short Term Bond Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in bonds including corporate and government
Strategies          debt securities. The Fund's dollar-weighted average
                    maturity will be less than three years. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.

                    While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest. The prices of long-term
a deposit of        bonds tend to be more volatile than the prices of bonds
Fifth Third Bank    with a shorter remaining maturity.
or any other
bank and is not     Generally, the price of a bond moves in the opposite
insured or          direction from interest rates. New bonds issued after a
guaranteed by       rise in rates offer higher yields to investors. An
the FDIC or any     existing bond with a lower yield can appear attractive to
other government    investors by selling it at a lower price. This process
agency.             works in reverse as well, as interest rates fall, the
                    price of a bond tends to increase.

                    The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Short Term Bond Fund
[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers 1-3-Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years, the 91-Day Treasury Bill return tracks the investment returns paid on U.S. Treasury bills maturing in 91 days, and the Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of consumer products.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

            1993     94     95     96     97     98     99     00
            ----    ----   ----   ----   ----   ----   ----   ----
            3.36%   1.03% 10.53%  4.22%  6.42%  6.14%  2.50%  8.12%


                          Best quarter:   Q2 1995  3.16%
                          Worst quarter:  Q1 1996 -0.01%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     7.29%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



Average Annual Total Returns (for the periods ended December 31, 2000)


                          Inception Date Past Year Past 5 Years Since Inception
                         ------------------------------------------------------
Institutional Shares/1/   11/2/92        8.12%        5.46%          5.22%
                         ------------------------------------------------------
                                                                (Since 11/1/92)
Lehman Brothers 1-3-Year                 8.17%        5.96%          5.76%
Government Bond Index*
                         ------------------------------------------------------
                                                                (Since 11/1/92)
Consumer Price Index**                   3.39%        2.54%          2.54%
                         ------------------------------------------------------
                                                                (Since 11/1/92)
91-Day Treasury Bill***                  5.96%        5.25%          4.88%

--------------------------------------------------------------------------------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Short Term Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Short Term Bond Fund.


* The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.


** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.


*** The 91-day Treasury Bill return tracks the investment return paid on U.S.
    Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund


(Formerly the Fifth Third U.S. Government Securities Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income. Capital growth is a
Objective           secondary objective.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in U.S. Government bonds. The Fund seeks to
Strategies          maintain a dollar-weighted average maturity of between two and ten years.


                    U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not guaranteed by the U.S. Government, including securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), and includes mortgage-backed securities.


                    U.S. Treasury securities are debt obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. While there are different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

                    In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.
agency.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third U.S. Government Bond Fund



[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index(R) ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                   [CHART]

 1991      92      93      94      95      96      97      98      99      00
 ----     ----    ----    ----    ----    ----    ----    ----    ----    ----
 9.51%    5.27%   6.19%  (2.18)% 13.01%   2.45%   7.14%   7.50%   0.18%   9.48%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1995  4.49%
                          Worst quarter:  Q1 1994 -1.99%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     8.09%


Average Annual Total Returns (for the periods ended December 31, 2000)


                         Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                         -------------------------------------------------------------------
Institutional Shares/1/      1/1/86     9.48%        5.29%         5.76%          6.08%
                         -------------------------------------------------------------------
                                                                             (Since 1/1/86)
LBIGBI(R)*                              10.47%       6.18%         7.19%          7.79%

--------------------------------------------------------------------------------

/1/The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.


* The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

Shareholder Fees and Fund Expenses

Fee Tables


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.


 Shareholder Fees

                                          Stock Funds--Fee Table
                                          ----------------------
                        Fifth Third Fifth Third Fifth Third Fifth Third Fifth Third  Fifth Third
                         Small Cap   Micro Cap    Mid Cap   Technology   Pinnacle   Quality Growth
                        Growth Fund Value Fund     Fund        Fund        Fund          Fund
Maximum Sales Charge
 (Load) Imposed on
 Purchases                  None        None         None       None        None         None
----------------------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends       None        None         None       None        None         None
----------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Load                       None        None         None       None        None         None
----------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees            0.70%       1.00%        0.80%      1.00%       0.80%        0.80%
----------------------------------------------------------------------------------------------
Distribution (12b-1)
 fees                       None        None         None       None        None         None
----------------------------------------------------------------------------------------------
Other expenses             0.24%/1/    0.77%/1/     0.26%      0.50%       0.44%        0.22%
----------------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses        0.94%       1.77%     1.06%/2/      1.50%       1.24%/2/     1.02%
----------------------------------------------------------------------------------------------
Fee Waiver and/or
 Expense
 Reimbursement/3/          0.02%       0.37%          --         --          --           --
----------------------------------------------------------------------------------------------
Net Expenses               0.92%       1.40%          --         --          --           --

---------------------------------------------------------
---------------------------------------------------------
/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Mid Cap Fund to 1.02% and for the Pinnacle Fund to 1.11%. These waiver and/or expense reimbursements may be discontinued at any time.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to 0.92%; for the Micro Cap Value Fund to 1.40%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the Small Cap Growth Fund and until 1/2/03 for the Micro Cap Value Fund.

Shareholder Fees and Fund Expenses

 Shareholder Fees

                                            Stock Funds--Fee Table
                                            ----------------------
                        Fifth Third Fifth Third  Fifth Third Fifth Third  Fifth Third
                         Large Cap  Equity Index  Large Cap   Multi Cap  Equity Income
                        Growth Fund     Fund     Value Fund  Value Fund      Fund
Maximum Sales Charge
 (Load) Imposed on
 Purchases                  None        None         None        None         None
--------------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends       None        None         None        None         None
--------------------------------------------------------------------------------------
Maximum Deferred Sales
 Load                       None        None         None        None         None
--------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees            0.70%       0.30%        0.70%       1.00%        0.80%
--------------------------------------------------------------------------------------
Distribution (12b-1)
 fees                       None        None         None        None         None
--------------------------------------------------------------------------------------
Other expenses             0.27%/1/    0.25%/1/     0.24%/1/    0.51%/1/     0.32%
--------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses        0.97%       0.55%        0.94%       1.51%        1.12%/2/
--------------------------------------------------------------------------------------
Fee Waiver and/or
 Expense Reimbursement     0.03%/3/    0.15%/3/     0.02%/3/    0.18%/3/       --
--------------------------------------------------------------------------------------
Net Expenses               0.94%       0.40%        0.92%       1.33%          --

----------------------------------------------------------
-----------------------------------------------------------
/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Equity Income Fund to 1.06%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to 0.94%; for the Equity Index Fund to 0.40%; for the Large Cap Value Fund to 0.92%; and for the Multi Cap Value Fund to 1.33%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the Large Cap Growth Fund, the Equity Index Fund, and the Large Cap Value Fund and until 1/2/03 for the Multi Cap Value Fund.

Shareholder Fees and Fund Expenses

 Shareholder Fees

                                            Stock Funds--Fee Table
                                            ----------------------
                                     Fifth Third                            Fifth Third
                        Fifth Third International  Fifth Third  Fifth Third  Strategic
                         Balanced      Equity     International  Worldwide    Income
                           Fund         Fund        GDP Fund      Fund/1/     Fund/2/
Maximum Sales Charge
 (Load) Imposed on
 Purchases                   None        None          None         None        None
---------------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends        None        None          None         None        None
---------------------------------------------------------------------------------------
Maximum Deferred Sales
 Load                        None        None          None         None        None
---------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees             0.80%       1.00%         0.75%        1.00%       1.00%
---------------------------------------------------------------------------------------
Distribution (12b-1)
 fees                        None        None          None         None        None
---------------------------------------------------------------------------------------
Other expenses              0.27%       0.48%         0.32%/3/     0.56%/3/    0.56%/3/
---------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses      1.07%/4/       1.48%         1.07%        1.56%       1.56%
---------------------------------------------------------------------------------------
Fee Waiver and/or
 Expense
 Reimbursement/5/              --          --         0.06%        0.12%       0.21%
---------------------------------------------------------------------------------------
Net Expenses                   --          --         1.01%        1.44%       1.35%

---------------------------------------------------------
---------------------------------------------------------
/1/ The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/2/ The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Balanced Fund to 1.01%. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to 1.01%; for the Worldwide Fund to 1.44%; and for the Strategic Income Fund to 1.35%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the International GDP Fund and until 1/2/03 for the Worldwide Fund and the Strategic Income Fund.

Shareholder Fees and Fund Expenses

 Shareholder Fees

                                              Bond Funds--Fee Table
                                              ---------------------
                        Fifth Third                                           Fifth Third
                         Michigan    Fifth Third    Fifth Third               Intermediate
                         Municipal  Ohio Municipal Municipal Bond Fifth Third  Municipal
                         Bond Fund    Bond Fund         Fund      Bond Fund*  Bond Fund**
Maximum Sales Charge
 (Load) Imposed on
 Purchases                  None         None           None          None        None
------------------------------------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends       None         None           None          None        None
------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Load                       None         None           None          None        None
------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)
Management fees            0.45%        0.55%          0.55%         0.60%       0.55%
------------------------------------------------------------------------------------------
Distribution (12b-1)
 fees                       None         None           None          None        None
------------------------------------------------------------------------------------------
Other expenses             0.26%/1/     0.27%          0.27%/1/      0.28%/1/    0.29%/1/
------------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses        0.71%        0.82%/2/       0.82%         0.88%       0.84%
------------------------------------------------------------------------------------------
Fee Waiver and/or
 Expense
 Reimbursement/3/          0.02%           --          0.03%         0.08%       0.11%
------------------------------------------------------------------------------------------
Net Expenses               0.69%           --          0.79%         0.80%       0.73%

----------------------------------------------------------
-----------------------------------------------------------

*   Formerly the Fifth Third Quality Bond Fund.


**  Formerly the Fifth Third Municipal Bond Fund.

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Ohio Municipal Bond Fund to 0.76%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to 0.69%; for the Municipal Bond Fund to 0.79%; for the Bond Fund to 0.80%; and for the for the Intermediate Municipal Bond Fund to 0.73%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

 Shareholder Fees

                                           Bond Funds--Fee Table
                                           ---------------------
                                Fifth Third      Fifth Third     Fifth Third
                             Intermediate Bond Short Term Bond U.S. Government
                                   Fund*            Fund          Bond Fund
Maximum Sales Charge (Load)
 Imposed on Purchases               None             None            None
------------------------------------------------------------------------------
Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                          None             None            None
------------------------------------------------------------------------------
Maximum Deferred Sales Load         None             None            None
------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of average
net assets)
Management fees                    0.55%            0.50%           0.55%
------------------------------------------------------------------------------
Distribution (12b-1) fees           None             None            None
------------------------------------------------------------------------------
Other expenses                     0.24%/1/         0.27%/1/        0.43%
------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses                0.79%            0.77%           0.98%/2/
------------------------------------------------------------------------------
Fee Waiver and/or Expense
 Reimbursement/3/                  0.03%            0.03%              --
------------------------------------------------------------------------------
Net Expenses                       0.76%            0.74%              --
------------------------------------------------------------------------------
------------------------------------------------------------------------------


*   Formerly the Fifth Third Bond Fund for Income.

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ During the last fiscal year, the Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Government Bond Fund to 0.74%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to 0.76% and for the Short Term Bond Fund to 0.74%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds


             Fifth Third Small      1     3
             Cap Growth Fund       Year Years
                ------------------------------------------
             Institutional Shares  $ 94 $298
                ------------------------------------------

             Fifth Third Micro      1     3
             Cap Value Fund        Year Years
                ------------------------------------------
             Institutional Shares  $143 $521
                ------------------------------------------

             Fifth Third Mid Cap    1     3     5     10
             Fund                  Year Years Years Years
                ------------------------------------------
             Institutional Shares  $108 $337  $585  $1,294
                ------------------------------------------

             Fifth Third            1     3     5     10
             Technology Fund       Year Years Years Years
                ------------------------------------------
             Institutional Shares  $153 $474  $818  $1,791
                ------------------------------------------

             Fifth Third Pinnacle   1     3     5     10
             Fund                  Year Years Years Years
                ------------------------------------------
             Institutional Shares  $126 $393  $681  $1,500
                ------------------------------------------

             Fifth Third Quality    1     3     5     10
             Growth Fund           Year Years Years Years
                ------------------------------------------
             Institutional Shares  $104 $325  $563  $1,248
                ------------------------------------------

             Fifth Third Large      1     3
             Cap Growth Fund       Year Years
                ------------------------------------------
             Institutional Shares  $ 96 $306
                ------------------------------------------

             Fifth Third Equity     1     3
             Index Fund            Year Years
                ------------------------------------------
             Institutional Shares  $ 41 $161
                ------------------------------------------

             Fifth Third Large      1     3
             Cap Value Fund        Year Years
                ------------------------------------------
             Institutional Shares  $ 94 $298
                ------------------------------------------

             Fifth Third Multi      1     3
             Cap Value Fund        Year Years
                ------------------------------------------
             Institutional Shares  $135 $460
                ------------------------------------------

             Fifth Third Equity     1     3     5     10
             Income Fund           Year Years Years Years
                ------------------------------------------
             Institutional Shares  $114 $356  $617  $1,363
                ------------------------------------------

             Fifth Third Balanced   1     3     5     10
             Fund                  Year Years Years Years
                ------------------------------------------
             Institutional Shares  $109 $340  $590  $1,306
                ------------------------------------------

Shareholder Fees and Fund Expenses

             Fifth Third
             International Equity    1     3     5     10
             Fund                   Year Years Years Years
               --------------------------------------------
             Institutional Shares   $151 $468  $808  $1,768
               --------------------------------------------

             Fifth Third
             International GDP       1     3
             Fund                   Year Years
               --------------------------------------------
             Institutional Shares   $103 $334
               --------------------------------------------

             Fifth Third             1     3
             Worldwide Fund         Year Years
               --------------------------------------------
             Institutional Shares   $147 $481
               --------------------------------------------

             Fifth Third
             Strategic Income        1     3
             Fund                   Year Years
               --------------------------------------------
             Institutional Shares   $137 $472
               --------------------------------------------


Bond Funds
             Fifth Third Michigan    1     3
             Municipal Bond Fund    Year Years
               --------------------------------------------
             Institutional Shares   $ 70 $225
               --------------------------------------------


             Fifth Third Ohio        1     3     5     10
             Municipal Bond Fund    Year Years Years Years
               --------------------------------------------
             Institutional Shares   $ 84 $262  $455  $1,014
               --------------------------------------------

             Fifth Third             1     3
             Municipal Bond Fund    Year Years
               --------------------------------------------
             Institutional Shares   $ 81 $259
               --------------------------------------------

             Fifth Third Bond        1     3     5     10
             Fund                   Year Years Years Years
               --------------------------------------------
             Institutional Shares   $ 82 $273  $480  $1,077
               --------------------------------------------

             Fifth Third
             Intermediate            1     3     5     10
             Municipal Bond Fund    Year Years Years Years
               --------------------------------------------
             Institutional Shares   $ 75 $257  $455  $1,027
               --------------------------------------------

             Fifth Third
             Intermediate Bond       1     3     5     10
             Fund                   Year Years Years Years
               --------------------------------------------
             Institutional Shares   $ 78 $249  $436  $  975
               --------------------------------------------

             Fifth Third Short       1     3
             Term Bond Fund         Year Years
               --------------------------------------------
             Institutional Shares   $ 76 $243
               --------------------------------------------

             Fifth Third U.S.        1     3     5     10
             Government Bond Fund   Year Years Years Years
               --------------------------------------------
             Institutional Shares   $100 $312  $542  $1,201
               --------------------------------------------

Additional Information About the Funds' Investments


Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                     FUND CODE
---------                                   --------------
Small Cap Growth Fund                              1
Micro Cap Value Fund                               2
Mid Cap Fund                                       3
Technology Fund                                    4
Pinnacle Fund                                      5
Quality Growth Fund                                6
Large Cap Growth Fund                              7
Equity Index Fund                                  8
Large Cap Value Fund                               9
Multi Cap Value Fund                              10
Equity Income Fund                                11
Balanced Fund                                     12
International Equity Fund                         13
International GDP Fund                            14
Worldwide Fund                                    15
Strategic Income Fund                             16
Michigan Municipal Bond Fund                      17
Ohio Municipal Bond Fund                          18
Municipal Bond Fund                               19
Bond Fund                                         20
Intermediate Municipal Bond Fund                  21
Intermediate Bond Fund                            22
Short Term Bond Fund                              23
U.S. Government Bond Fund                         24

                INSTRUMENT                    FUND CODE        RISK TYPE
                ----------                  -------------- ------------------
American Depositary Receipts (ADRs): ADRs   1, 3-9, 12-14   Market
are foreign shares of a company held by a                   Political
U.S. bank that issues a receipt evidencing                  Foreign Investment
ownership.

Asset-Backed Securities: Securities         3, 6, 12, 17-   Pre-payment
secured by company receivables, home              23        Market
equity loans, truck and auto loans,                         Credit
leases, credit card receivables and other                   Interest Rate
securities backed by other types of                         Regulatory
receivables or other assets.                                Liquidity

Bankers' Acceptances: Bills of exchange or  1-4, 6-12, 14-  Credit
time drafts drawn on and accepted by a            23        Liquidity
commercial bank. Maturities are generally                   Market
six months or less.                                         Interest Rate

Additional Information About the Funds' Investments


                   INSTRUMENT                       FUND CODE       RISK TYPE
                   ----------                     -------------- ---------------
Bear Funds: A Fund intended to increase/decrease        15       Inverse Market
in value inversely to the stock or equity index                  Leverage
to which it relates.                                             Liquidity

Bonds: Interest-bearing or discounted securities       1-24      Market
that obligate the issuer to pay the bondholder a                 Credit
specified sum of money, usually at specific                      Interest Rate
intervals, and to repay the principal amount of
the loan at maturity.

Call and Put Options: A call option gives the          1-24      Management
buyer the right to buy, and obligates the seller                 Liquidity
of the option to sell, a security at a specified                 Credit
price. A put option gives the buyer the right to                 Market
sell, and obligates the seller of the option to                  Leverage
buy a security at a specified price.

Certificates of Deposit: Negotiable instruments   1-4, 6-12, 14- Market
with a stated maturity.                                 24       Credit
                                                                 Liquidity
                                                                 Interest Rate

Closed-End Funds: Funds traded on an exchange,      13, 15, 16   Market
which are not redeemable on a continuous basis.                  Liquidity

Collateralized Mortgage Obligations: Mortgage-        17-24      Pre-
backed bonds that separate mortgage pools into                   Payment/Call
different maturity classes.                                      Interest Rate

Commercial Paper: Secured and unsecured short-     1-10, 12-23   Credit
term promissory notes issued by corporations and                 Liquidity
other entities. Maturities generally vary from a                 Market
few days to nine months.                                         Interest Rate

Common Stock: Shares of ownership of a company.      1-14, 16    Market

Convertible Securities: Bonds or preferred stock  3-13, 15, 16,  Market
that convert to common stock.                       20, 22-24    Credit

Derivatives: Instruments whose value is derived        1-24      Management
from an underlying contract, index or security,                  Market
or any combination thereof, including futures,                   Credit
options (e.g., put and calls), options on                        Liquidity
futures, swap agreements, and some mortgage-                     Leverage
backed securities.                                               Interest Rate

Foreign Currency Transactions: Foreign currency       13-15      Foreign
transactions include forward foreign currency                    Investment
exchange contracts, foreign currency options,                    Market
and foreign currency futures transactions.                       Political

Additional Information About the Funds' Investments


                   INSTRUMENT                        FUND CODE       RISK TYPE
                   ----------                      -------------- ---------------
Foreign Securities: Stocks issued by foreign         3, 4, 6-9,   Market
companies, as well as commercial paper of foreign   11-15, 20-23  Political
issuers and obligations of foreign banks,                         Liquidity
overseas branches of U.S. banks and supranational                 Foreign
entities.                                                         Investment

Forward Commitments: A purchase of, or contract     1, 7-9, 13,   Leverage
to purchase, securities at a fixed price for         14, 17-24    Liquidity
delivery at a future date.

Futures and Related Options: A contract providing  1, 3-9, 11-15, Management
for the future sale and purchase of a specified        17-24      Market
amount of a specified security, class of                          Credit
securities, or an index at a specified time in                    Liquidity
the future and at a specified price.                              Leverage

Guaranteed Investment Contracts: Contract between    17, 19, 23   Credit
a fund and an insurance company that guarantees a
specific rate of return on the invested capital
over the life of the contract.

High-Yield/High-Risk/Debt Securities: High-yield/  2, 10, 15, 16  Credit
high-risk/debt securities are securities that are                 Market
rated below investment grade by the primary                       Liquidity
rating agencies (e.g., BB or lower by Standard &                  Interest Rate
Poor's and Ba or lower by Moody's). These
securities are considered speculative and involve
greater risk of loss than investment grade debt
securities. Other terms commonly used to describe
such securities include "lower rated bonds,"
"non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be            1-24      Liquidity
difficult to sell at an acceptable price.                         Market

Investment Company Securities: Shares of                1-24      Market
investment companies. These investment companies
may include money market funds of Fifth Third
Funds and shares of other registered investment
companies for which the Adviser to a Fund or any
of their affiliates serves as investment adviser,
administrator or distributor.

Investment Grade Bonds: Interest-bearing or             1-24      Market
discounted government or corporate securities                     Credit
that obligate the issuer to pay the bondholder a
specified sum of money, usually at specific
intervals, and to repay the principal amount of
the loan at maturity. Investment grade bonds are
those rated BBB or better by S&P or Baa or better
by Moody's or similarly rated by other nationally
recognized statistical rating organizations, or,
if not rated, determined to be of comparable
quality by the Adviser.

Leveraged Funds: Funds that utilize leverage in          15       Market
an attempt to maximize gains.                                     Leverage

Loan Participations: A loan participation note         17-24      Credit
represents participation in a corporate loan of a                 Liquidity
commercial bank with a remaining maturity of one                  Interest Rate
year or less.

Additional Information About the Funds' Investments


                   INSTRUMENT                        FUND CODE       RISK TYPE
                   ----------                      -------------- ---------------
Money Market Instruments: Investment-grade, U.S.        1-24      Market
dollar denominated debt securities that have                      Credit
remaining maturities of one year or less. These
securities may include U.S. government
obligations, commercial paper and other short-
term corporate obligations, repurchase agreements
collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances,
and other financial institution obligations.
These securities may carry fixed or variable
interest rates.

Mortgage-Backed Securities: Debt obligations       3, 6, 12, 17-  Pre-payment
secured by real estate loans and pools of loans.         24       Market
These include collateralized mortgage obligations                 Credit
and real estate mortgage investment conduits.                     Regulatory

Mortgage Dollar Rolls: Transactions in which a         17-24      Market
Fund sells securities                                             Regulatory
and simultaneously contracts with the same                        Prepayment
counterparty to repurchase similar but not
identical securities on a specified future date.

Municipal Securities: Securities issued by a           17-23      Market
state or political subdivision to obtain funds                    Credit
for various public purposes. Municipal securities                 Political
include (a) governmental lease certificates of                    Tax
participation issued by state or municipal                        Regulatory
authorities where payment is secured by
installment payments for equipment, buildings, or
other facilities being leased by the state or
municipality; (b) government lease certificates
purchased by the Fund will not contain
nonappropriation clauses; (c) municipal notes and
tax-exempt commercial paper; (d) serial bonds;
(e) tax anticipation notes sold to finance
working capital needs of municipalities in
anticipation of receiving taxes at a later date;
(f) bond anticipation notes sold in anticipation
of the issuance of long-term bonds in the future;
(g) pre-refunded municipal bonds whose timely
payment of interest and principal is ensured by
an escrow of U.S. government obligations; and (h)
general obligation bonds.

Participation Interests: Interests in bank loans       17-24      Interest Rate
made to corporations.                                             Credit
                                                                  Liquidity

Preferred Stocks: Preferred Stocks are equity       4, 12-14, 16  Market
securities that generally pay dividends at a
specified rate and have preference over common
stock in the payment of dividends and
liquidation. Preferred stock generally does not
carry voting rights.

Repurchase Agreements: The purchase of a security       1-24      Market
and the simultaneous commitment to return the                     Leverage
security to the seller at an agreed upon price on
an agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered        1-24      Liquidity
under the Securities Act of 1933, such as                         Market
privately placed commercial paper and Rule 144A
securities.

Reverse Repurchase Agreement: The sale of a             1-24      Market
security and the simultaneous commitment to buy                   Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by a Fund.

Additional Information About the Funds' Investments


                   INSTRUMENT                        FUND CODE       RISK TYPE
                   ----------                      -------------- ---------------
Securities Lending: The lending of up to 33 1/3%        1-24      Market
of the Fund's total assets. In return the Fund                    Leverage
will receive cash, other securities, and/or                       Liquidity
letters of credit.                                                Credit

Short-Term Trading: The sale of a security soon    2-7, 9-13, 15- Market
after its purchase. A portfolio engaging in such         24
trading will have higher turnover and transaction
expenses.

Small and Micro Cap Equities: Equity securities     1, 2, 10,13   Market
of companies with market capitalization within or                 Liquidity
lower than those included in the S&P Small Cap
600 Index.

Standard & Poor's Depositary Receipts ("SPDRs"):        1-16      Market
Ownership in a long-term unit investment trust
that holds a portfolio of common stocks designed
to track the price performance and dividend yield
of an index, such as the S&P 500 Index. Index-
based securities entitle a holder to receive
proportionate quarterly cash distributions
corresponding to the dividends that accrue to the
index stocks in the underlying portfolio, less
trust expenses.

Stand-by Commitments: Contract where a dealer        17-19, 21    Market
agrees to purchase at a Fund's option a specified
municipal obligation at its amortized cost value
to the Fund plus accrued interest.

Stock-Index Options: A security that combines        3-6, 10-14   Management
features of options with securities trading using                 Market
composite stock indices.                                          Credit

Stripped Obligations: U.S. Treasury obligations        17-24      Interest Rate
and their unmatured interest coupons that have
been separated ("stripped") by their holder,
typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by     1-4, 6-12,   Liquidity
a bank in exchange for the deposit of funds.           14-23      Credit
                                                                  Market

U.S. Government Agency Securities: Securities           1-24      Interest Rate
issued by agencies and instrumentalities of the                   Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,         1-24      Interest Rate
separately traded registered interest and
principal securities, and coupons under bank
entry safekeeping.

Variable and Floating Rate Instruments:              12, 17-24    Credit
Obligations with interest rates which are reset                   Liquidity
daily, weekly, quarterly or some other period and                 Market
which may be payable to the Fund on demand.

Warrants: Securities, typically issued with        1, 3, 4, 6-9,  Market
preferred stock or bonds, that give the holder         11-15      Credit
the right to buy a proportionate amount of common
stock at a specified price.

Additional Information About the Funds' Investments


                   INSTRUMENT                       FUND CODE       RISK TYPE
                   ----------                     -------------- ---------------
When-Issued and Delayed Delivery Transactions:       1, 3-9,     Market
Purchase or contract to purchase securities at a   11-14, 17-24  Leverage
fixed price for delivery at a future date. Under                 Liquidity
normal market conditions, when-issued purchases
and forward commitments will Credit not exceed
20% of the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S.   1, 4, 7-9, 13, Market
dollar denominated bonds issued by foreign          14, 17-23    Credit
corporations or governments. Sovereign bonds are                 Interest Rate
those issued by the government of a foreign
country. Supranational bonds are those issued by
supranational entities, such as the World Bank
and European Investment Bank. Canadian bonds are
those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other      4, 13, 17-24  Credit
debt obligations that pay no interest, but are                   Market
issued at a discount from their value at                         Interest Rate
maturity. When held to maturity, their entire
return equals the difference between their issue
price and their maturity value.

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of the two advisors is wholly-owned by Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management including $5.9 billion of assets in the Fifth Third Funds. As of September 30, 2001, Heartland had approximately $1.2 billion of assets under management, including approximately $44 million of assets held by mutual funds. As of September 30, 2001, MSIM, together with its affiliated institutional asset management companies, had approximately $171 billion of assets under management, including approximately $43.1 billion of assets held by mutual funds (including sub-advisory relationships).

Fund Management

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:


                                              As a percentage of
                                              average net assets
----------------------------------------------------------------
Fifth Third Small Cap Growth Fund                   0.70%
----------------------------------------------------------------
Fifth Third Micro Cap Value Fund*                   1.00%
----------------------------------------------------------------
Fifth Third Mid Cap Fund                            0.80%
----------------------------------------------------------------
Fifth Third Technology Fund                         1.00%
----------------------------------------------------------------
Fifth Third Pinnacle Fund                           0.70%
----------------------------------------------------------------
Fifth Third Quality Growth Fund                     0.80%
----------------------------------------------------------------
Fifth Third Large Cap Growth Fund                   0.70%
----------------------------------------------------------------
Fifth Third Equity Index Fund                       0.25%
----------------------------------------------------------------
Fifth Third Large Cap Value Fund                    0.70%
----------------------------------------------------------------
Fifth Third Multi Cap Value Fund*                   1.00%
----------------------------------------------------------------
Fifth Third Equity Income Fund                      0.80%
----------------------------------------------------------------
Fifth Third Balanced Fund                           0.80%
----------------------------------------------------------------
Fifth Third International Equity Fund**             1.00%
----------------------------------------------------------------
Fifth Third International GDP Fund                  0.75%
----------------------------------------------------------------
Fifth Third Worldwide Fund*                         1.00%
----------------------------------------------------------------
Fifth Third Strategic Income Fund*                  1.00%
----------------------------------------------------------------
Fifth Third Michigan Municipal Bond Fund            0.45%
----------------------------------------------------------------
Fifth Third Ohio Municipal Bond Fund                0.55%
----------------------------------------------------------------
Fifth Third Municipal Bond Fund                     0.55%
----------------------------------------------------------------
Fifth Third Bond Fund                               0.60%
----------------------------------------------------------------
Fifth Third Intermediate Municipal Bond Fund        0.50%
----------------------------------------------------------------
Fifth Third Intermediate Bond Fund                  0.55%
----------------------------------------------------------------
Fifth Third Short Term Bond Fund                    0.50%
----------------------------------------------------------------
Fifth Third U.S. Government Bond Fund               0.40%
----------------------------------------------------------------


* The figures shown above reflect the management fees paid as of the end of the fiscal year of the predecessor Fund (12/31/2000). The annualized fees paid to the Advisor for the seven month period ended July 31, 2001 were: Micro Cap Value Fund--1.00%, Multi Cap Value Fund--1.00%, Worldwide Fund--1.00% and Strategic Income Fund--1.00% as a percentage of average net assets.


** The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management

Portfolio Managers

Fifth Third Asset Management Inc.

 Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.


John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, has earned his Chartered Financial Analyst designation, and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.


Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 20 years of investment experience and has earned his Chartered Financial Analyst designation. Steven earned a B.S. and MBA from The Ohio State University.


Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He has earned his Chartered Financial Analyst designation and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.


Richard A. Barone is the portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.


David C. Eder has been the co-portfolio manager of the Fifth Third International GDP Fund and the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in

Fund Management

business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.


Robert Cummisford has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since January 1999. Currently, he is the Director of Small Company Growth Strategies for Fifth Third Investment Advisors and is Vice President of Fifth Third Bank. Mr. Cummisford has over eleven years of investment experience and has been a portfolio manager for the last 9 years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, and is a member of the Investment Analysts' Society of Chicago--West Michigan Chapter. He earned B.A. degrees in Economics and Behavioral Sciences, cum laude, from Lake Forest College.


Michael S. Gilmore has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.


Brian J. Smolinski has been the co-portfolio manager of the Fifth Third Equity Index Fund since June 1998 and co-portfolio manager of the Fifth Third International GDP Fund since June 1998. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, cum laude, in 1983 and his MBA in 1992 from Western Michigan University.


Allan J. Meyers has been the portfolio manager of the Fifth Third Large Cap Value Fund since November 1997 and portfolio manager for the Fifth Third Large Cap Growth Fund since October 1999. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two years of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.


Dan Skubiz has been the co-portfolio manager of the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund since April 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. Prior to that, from April 2000 to April 2001, he was a portfolio manager for Lyon Street Asset Management. From December 1997 through May 2000, he was a portfolio manager for Trade Street Investment Associates. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University.


Bond Funds



Mitchell L. Stapley has been the co-portfolio manager of the Fifth Third Intermediate Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999, the portfolio manager of the Fifth Third Bond Fund since March 1995 and the co-portfolio manager of the Fifth Third Short Term Bond Fund since November 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.


John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, the Fifth Third U.S. Government Bond Fund and the Fifth Third Short Term Bond Fund since November 1999. Mr. Cassady has over twelve years of investment experience, including seven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.


Michael J. Martin has been the co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund and the Fifth Third Ohio Municipal Bond Fund since January 1995, portfolio manager for the Fifth Third Municipal Bond Fund and for the Fifth Third Intermediate Municipal Bond Fund since November 1997. Mr. Martin has over six years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in geological engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Fund Management

Sarah M. Quirk has been the co-portfolio manager for the Fifth Third Municipal Bond Fund, the Fifth Third Michigan Municipal Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.


James M. Bernard has been the co-portfolio manager of the Fifth Third Ohio Municipal Bond Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.


Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of the Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also has earned his Chartered Financial Analyst designation, and earned a B.B.A. in Accounting from the University of Notre Dame and an M.B.A. from Indiana University.


Morgan Stanley Investment Management Inc.


Barton M. Biggs has served as co-portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSIM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSIM and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.


Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A. from New York University in Finance.


Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

          Maximum               Average Aggregate Daily
     Administrative Fee         Net Assets of the Trust
     ------------------         -----------------------
          0.20%                 of the first $1 billion
          0.18%                 of the next $1 billion
          0.17%                 in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information


Purchasing And Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.


Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information


For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.


For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative of financial institution or call 1-800-282-5706.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts


                    The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.


                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                    The Funds may reject a purchase order for any reason.

Shareholder Information



                    For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.


Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Shareholder Information

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your
Institutional        To exchange your shares, call the institution through
shares for           which you purchased your shares for exchange procedures
Institutional        or call 1-800-282-5706.
shares of any
other Fifth Third    Notes on Exchanges
Fund. No
transaction fees     To prevent disruption in the management of the Funds,
are charged for      market timing strategies and frequent exchange activity
exchanges. Be        may be limited by the Funds. Although not anticipated,
sure to read the     the Funds may reject exchanges, or change or terminate
Prospectus           rights to exchange shares at any time.
carefully of any
Fund into which      Shares of the new Fund must be held under the same
you wish to          account name, with the same registration and tax
exchange shares.     identification numbers, as shares of the old Fund.

You must meet the    The exchange privilege may be changed or eliminated at
minimum              any time.
investment
requirements for     The exchange privilege is available only in states where
the Fund into        shares of the Funds may be sold.
which you are
exchanging.          All exchanges are based on the relative net asset value
Exchanges from       next determined after the exchange order is received by
one Fund to          the Funds.
another are
taxable for
investors subject
to federal or
state income
taxation.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Strategic Income Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds:
Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Large Cap Growth Fund, Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third International Equity Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information


Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Foreign Investments

Fifth Third International Equity Fund and Fifth Third International GDP Fund invest in foreign securities. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.


Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund and Fifth Third International GDP Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund (the "Municipal Securities Funds")


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Shareholder Information


Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund and Fifth Third Intermediate Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), which interest is exempt from federal income tax when received by a shareholder, is also exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Shareholder Information

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Quality Growth Fund, the Fifth Third Equity Income Fund, the Fifth Third Pinnacle Fund, the Fifth Third Balanced Fund, the Fifth Third Mid Cap Fund, the Fifth Third International Equity Fund, the Fifth Third Technology Fund, the Fifth Third U.S. Government Bond Fund, and the Fifth Third Ohio Municipal Bond Fund for the year ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The information for periods ended prior to July 31, 2000 for the Fifth Third Mid Cap Fund, Fifth Third Pinnacle Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Balanced Fund, Fifth Third International Equity Fund, Fifth Third Ohio Municipal Bond Fund, and Fifth Third U.S. Government Bond Fund, has been audited by Ernst & Young LLP. The information for periods ended prior to December 31, 2000 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. The information for the Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund for the periods ended December 31, 2000 and prior have been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

Financial Highlights

                                          Fifth Third Small Cap Growth Fund

                                         Institutional Shares



                                                 Year Ended December 31,
                          Period Ended --------------------------------------------------
                              2001(2)    2000       1999      1998       1997      1996
Per Share Data            ------------ --------   --------  --------   --------  --------
Net asset value,
 beginning of period        $  19.02   $  19.29   $  15.46  $  18.39   $  15.65  $  13.82
------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)                (0.02)       --        0.02      0.03       0.04      0.12
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations        (1.08)     (0.08)      4.16     (1.08)      4.19      2.55
------------------------------------------------------------------------------------------
 Total from investment
  operations                   (1.10)     (0.08)      4.18     (1.05)      4.23      2.67
------------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income           --         --       (0.02)    (0.03)     (0.04)    (0.12)
 In excess of net
  investment income              --         --         --        --       (0.02)      --
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations        (0.06)     (0.19)     (0.32)    (1.85)     (1.43)    (0.72)
 In excess of net
  realized gains                 --         --       (0.01)      --         --        --
------------------------------------------------------------------------------------------
 Total dividends and
  distributions                (0.06)     (0.19)     (0.35)    (1.88)     (1.49)    (0.84)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net changes in net asset
 value                         (1.16)     (0.27)      3.83     (2.93)      2.74      1.83
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  17.86   $  19.02   $  19.29  $  15.46   $  18.39   $ 15.65
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total return                   (5.75)%    (0.38)%    27.98%    (6.15)%    27.94%    19.56%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000s)              $724,275   $804,758   $746,428  $760,335   $719,998  $544,081
Ratios of expenses to
 average net assets             0.93%      0.91%      0.94%     0.94%      0.93%     0.96%
Ratio of net investment
 income (loss) to
 average net assets            (0.16)%    (0.11)%     0.14%     0.18%      0.24%     0.78%
Ratio of expenses to
 average net assets*            0.93%      0.92%      0.95%     0.95%      0.94%     0.96%
Portfolio turnover
 rate(1)                          13%        28%        19%       41%        32%       16%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------


 * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.




(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                           Fifth Third Micro Cap Value Fund

                                          Institutional Shares


                                                Year Ended
                                 Six Months    December 31,
                                    Ended      ---------------     Year Ended
                                June 30, 2001   2000     1999    Dec. 31, 1998*
                                -------------  ------   ------   --------------
Per Share Data                   (Unaudited)
Net asset value, beginning of
 period                            $  4.91     $ 5.62   $ 4.82       $ 5.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)         0.02       0.06    (0.04)       (0.05)
 Net realized and unrealized
  gains/(losses) from
  investments                         1.32      (0.13)    1.08        (0.09)
--------------------------------------------------------------------------------
 Total from investment
  operations                          1.34      (0.07)    1.04        (0.14)
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                 --       (0.05)     --           --
 Net realized gain on
  investments                        (0.00)**   (0.59)   (0.24)       (0.04)
--------------------------------------------------------------------------------
 Total distributions                 (0.00)     (0.64)   (0.24)       (0.04)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of period     $  6.25     $ 4.91   $ 5.62       $ 4.82
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                         27.39%(b)  (1.21%)  21.60%       (2.87%)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                         1.26%(a)   1.40%    1.60%        2.19%(a)
 Net investment income                0.60%(a)   1.03%   (0.32%)      (0.83%)(a)
--------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                           $10,085     $6,743   $3,283       $1,156
 Portfolio turnover                     68%       116%      96%         109%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.


**  Amount is less than $0.005 per share.


(a) Annualized.


(b) Non annualized.

Financial Highlights

                                                   Fifth Third Mid Cap Fund

                                              Institutional Shares


                                      Year Ended July 31,     Period Ended
                                      ---------------------     July 31,
                                        2001        2000         1999*
Per Share Data                        ---------   ---------   ------------
Net asset value, beginning of period  $   19.28   $   15.87     $  15.40
-----------------------------------------------------------------------------
Income from investment operations:
 Net investment loss                        --        (0.04)       (0.04)
 Net realized and unrealized
  gains/(losses) from investments         (1.69)       4.63         1.95
-----------------------------------------------------------------------------
 Total from investment operations         (1.69)       4.59         1.91
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                      --          --           --
 Net realized gain on investments         (2.49)      (1.18)       (1.44)
-----------------------------------------------------------------------------
 Total distributions                      (2.49)      (1.18)       (1.44)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net asset value, end of period        $   15.10   $   19.28     $  15.87
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total return (excludes sales charge)      (9.94%)     30.65%       13.13%(a)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                              1.02%       0.99%        0.97%(b)
 Net investment loss                      (0.24%)     (0.26%)      (0.26%)(b)
 Expense waiver/reimbursement(c)           0.04%       0.05%        0.07%(b)
-----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $ 255,634   $ 242,641     $191,987
 Portfolio turnover(d)                       26%         42%          49%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.




(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                           Fifth Third Technology Fund

                                           Institutional Shares


                                          Year Ended    Period Ended
                                         July 31, 2001 July 31, 2000*
                                         ------------- --------------
Per Share Data
Net asset value, beginning of period        $ 19.21       $ 20.00
----------------------------------------------------------------------
Income from investment operations:
 Net investment loss                            --          (0.03)
 Net realized and unrealized losses from
  investments                                 (8.68)        (0.76)
----------------------------------------------------------------------
 Total from investment operations             (8.68)        (0.79)
----------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments             (0.16)          --
----------------------------------------------------------------------
 Total distributions                          (0.16)          --
----------------------------------------------------------------------
----------------------------------------------------------------------
Net asset value, end of period              $ 10.37       $ 19.21
----------------------------------------------------------------------
----------------------------------------------------------------------
Total return (excludes sales charge)         (46.65%)       (5.69%)(a)
----------------------------------------------------------------------

----------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                  1.50%         1.46% (b)
 Net investment loss                          (1.24%)       (0.79%)(b)
----------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)         $45,842       $55,188
 Portfolio turnover (c)                          50%           11%
----------------------------------------------------------------------
----------------------------------------------------------------------


* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.




(a) Not annualized.


(b) Annualized.




(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Pinnacle Fund*

                                             Institutional Shares


                                      Year Ended July 31,
                                      ---------------------    Period Ended
                                        2001        2000      July 31, 1999**
Per Share Data                        ---------   ---------   ---------------
Net asset value, beginning of period  $   38.23   $   37.28       $ 31.26
------------------------------------------------------------------------------
Income from investment operations:
 Net investment loss                        --        (0.09)        (0.06)
 Net realized and unrealized
  gains/(losses) from investments        (11.73)       1.59          6.71
------------------------------------------------------------------------------
 Total from investment operations        (11.73)       1.50          6.65
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments         (1.03)      (0.55)        (0.63)
------------------------------------------------------------------------------
 Total distributions                      (1.03)      (0.55)        (0.63)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net asset value, end of period        $   25.47     $ 38.23       $ 37.28
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return (excludes sales charge)     (31.27%)      4.07%        21.53% (a)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                              1.11%       1.07%         1.21% (b)
 Net investment loss                      (0.48%)     (0.23%)       (0.24%)(b)
 Expense waiver/reimbursement (c)          0.13%       0.00%         0.01% (b)
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)     $31,415     $58,939       $61,943
 Portfolio turnover (d)                     139%         53%           51%
------------------------------------------------------------------------------
------------------------------------------------------------------------------


* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.


** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.




(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                           Fifth Third Quality Growth Fund

                                           Institutional Shares



                                         Year Ended
                                          July 31,
                                      -------------------    Period Ended
                                        2001       2000     July 31, 1999*
                                      --------   --------   --------------
Per Share Data
Net asset value, beginning of period  $  26.24   $  23.37      $  19.45
----------------------------------------------------------------------------
Income from investment operations:
 Net investment loss                       --       (0.02)        (0.02)
 Net realized and unrealized
  gains/(losses) from investments        (4.85)      4.06          5.89
----------------------------------------------------------------------------
 Total from investment operations        (4.85)      4.04          5.87
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments        (2.91)     (1.17)        (1.95)
----------------------------------------------------------------------------
 Total distributions                     (2.91)     (1.17)        (1.95)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period        $  18.48   $  26.24      $  23.37
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)    (19.93%)    17.82%        32.08%(a)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                             1.02%      1.00%         1.00%(b)
 Net investment loss                     (0.22%)    (0.10%)       (0.10%)(b)
 Expense waiver/reimbursement(c)          0.00%      0.03%         0.05%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $716,251   $814,820      $583,753
 Portfolio turnover(d)                      20%        21%           34%
----------------------------------------------------------------------------
----------------------------------------------------------------------------


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.




(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                          Fifth Third Large Cap Growth Fund

                                         Institutional Shares


                                                       Year Ended
                                         Period Ended December 31, Period Ended
                                           2001(2)        2000       1999(3)
Per Share Data                           ------------ ------------ ------------
Net asset value, beginning of period       $  10.01     $  11.87     $  10.00
--------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                  0.01         0.03         0.01
 Net realized and unrealized gains
  (losses) on investments, futures
  contracts and foreign currency
  translations                                (1.11)       (1.84)        1.88
--------------------------------------------------------------------------------
 Total from investment operations             (1.10)       (1.81)        1.89
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                        (0.01)       (0.03)       (0.01)
 In excess of net investment income             --           --           --
 Net realized gains on investments,
  futures contracts and foreign
  currency translations                         --         (0.01)       (0.01)
 In excess of net realized gains                --         (0.01)         --
--------------------------------------------------------------------------------
 Total dividends and distributions            (0.01)       (0.05)       (0.02)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net changes in net asset value                (1.11)       (1.86)        1.87
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of period             $   8.90     $  10.01     $  11.87
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                                 (10.96%)     (15.25%)      18.91%/\/\
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)         $255,259     $273,998     $183,259
 Ratio of expenses to average net assets       0.94%        0.93%        0.97%/\
 Ratio of net investment income (loss)
  to average net assets                        0.26%        0.32%        0.39%/\
 Ratio of expenses to average net
  assets*                                      0.94%        0.94%        0.98%/\
--------------------------------------------------------------------------------
 Portfolio turnover rate(1)                       8%           5%         --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\   Annualized.


/\/\ Not Annualized.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(3) The Institutional Class of the Large Cap Growth Fund commenced operations on October 19, 1999.

Financial Highlights

                                              Fifth Third Equity Index Fund

                                            Institutional Shares



                           Period              Year Ended December 31,
                           Ended     -------------------------------------------------
                          2001(2)      2000       1999      1998      1997      1996
Per Share Data            --------   --------   --------  --------  --------  --------
Net asset value,
 beginning of period      $  25.18   $  28.31   $  24.24  $  19.14  $  14.71  $  12.56
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)               0.12       0.22       0.24      0.24      0.25      0.26
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations      (2.08)     (2.81)      4.68      5.14      4.50      2.47
---------------------------------------------------------------------------------------
 Total from investment
  operations                 (1.96)     (2.59)      4.92      5.38      4.75      2.73
---------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income       (0.11)     (0.22)     (0.24)    (0.24)    (0.25)    (0.26)
 In excess of net
  investment income            --         --         --        --        --        --
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations        --       (0.19)     (0.61)    (0.04)    (0.05)    (0.28)
 In excess of net
  realized gains               --       (0.13)       --        --      (0.02)    (0.04)
---------------------------------------------------------------------------------------
 Total dividends and
  distributions              (0.11)     (0.54)     (0.85)    (0.28)    (0.32)    (0.58)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net change in net asset
 value                       (2.07)     (3.13)      4.07      5.10      4.43      2.15
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  23.11   $  25.18   $  28.31  $  24.24  $  19.14  $  14.71
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return                 (7.83)%    (9.30)%    20.55%    28.26%    32.55%    22.18%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)          $822,909   $860,647   $875,780  $771,147  $590,241  $243,438
 Ratios of expenses to
  average net assets          0.40%      0.40%      0.42%     0.42%     0.43%     0.49%
 Ratio of net investment
  income (loss) to
  average net assets          0.86%      0.80%      0.92%     1.10%     1.44%     1.91%
 Ratio of expenses to
  average net assets*         0.53%      0.53%      0.54%     0.55%     0.54%     0.59%
---------------------------------------------------------------------------------------
 Portfolio turnover
  rate(1)                        4%         9%         9%       12%        1%        2%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.




(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                           Fifth Third Large Cap Value Fund

                                          Institutional Shares



                                                 Year Ended December 31,
                          Period Ended -------------------------------------------------
                            2001(2)      2000       1999      1998      1997      1996
Per Share Data            ------------ --------   --------  --------  --------  --------
Net asset value,
 beginning of period        $  16.84   $  20.42   $  18.03  $  15.55  $  13.90  $  13.25
-----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)                 0.03       0.07       0.12      0.13      0.25      0.30
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations        (1.43)     (2.24)      3.20      4.03      3.04      2.16
-----------------------------------------------------------------------------------------
 Total from investment
  operations                   (1.40)     (2.17)      3.32      4.16      3.29      2.46
-----------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income         (0.03)     (0.07)     (0.12)    (0.13)    (0.25)    (0.30)
 In excess of net
  investment income              --         --         --      (0.01)      --        --
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations        (0.24)     (1.34)     (0.81)    (1.54)    (1.39)    (1.51)
 In excess of net
  realized gains                 --         --         --        --        --        --
-----------------------------------------------------------------------------------------
 Total dividends and
  distributions                (0.27)     (1.41)     (0.93)    (1.68)    (1.64)    (1.81)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net changes in net asset
 value                         (1.67)     (3.58)      2.39      2.48      1.65      0.65
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  15.17   $  16.84   $  20.42  $  18.03  $  15.55  $  13.90
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total return                   (8.24)%   (11.25)%    18.79%    28.07%    24.14%    19.47%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)             $547,524   $624,860   $822,414  $827,828  $697,973  $500,857
Ratios of expenses to
 average net assets             0.93%      0.91%      0.92%     0.93%     0.92%     0.95%
Ratio of net investment
 income (loss) to
 average net assets             0.40%      0.35%      0.62%     0.77%     1.61%     2.18%
Ratio of expenses to
 average net assets*            0.94%      0.92%      0.93%     0.94%     0.93%     0.95%
Portfolio turnover
 rate(1)                           5%        14%         9%       20%       88%       39%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.




(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                           Fifth Third Multi Cap Value Fund

                                          Institutional Shares



                           Six Months    Year Ended December 31,   Period Ended
                              Ended      ------------------------    Dec. 31,
                          June 30, 2001     2000         1999          1998*
                          -------------  -----------  -----------  ------------
                           (Unaudited)
Per Share Data
Net asset value,
 beginning of period         $18.64      $     17.52  $     15.92     $15.92
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.09             0.28         0.25        --
 Net realized and
  unrealized gains from
  investments                  0.76             3.88         1.86        --
--------------------------------------------------------------------------------
 Total from investment
  operations                   0.85             4.16         2.11        --
--------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income          --             (0.24)       (0.26)       --
 Net realized gain on
  investments                   --             (2.72)       (0.25)       --
 Return of capital              --             (0.08)         --         --
--------------------------------------------------------------------------------
 Total distributions            --             (3.04)       (0.51)       --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of
 period                      $19.49      $     18.64  $     17.52     $15.92
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                   4.56%(b)        23.78%       13.26%      0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Net expenses                  1.20%(a)         1.33%        1.33%      1.30%(a)
 Net investment income         1.00%(a)         1.41%        1.62%      1.65%(a)
--------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)               4,145              949          546          0
 Portfolio turnover              32%             121%          78%       118%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.


(a) Annualized.


(b) Non annualized.

Financial Highlights

                                          Fifth Third Equity Income Fund

                                          Institutional Shares



                                      Year Ended July 31,
                                      ---------------------    Period Ended
                                        2001        2000      July 31, 1999*
                                      ---------  ----------   --------------
Per Share Data
Net asset value, beginning of period  $   13.22  $    15.19      $  14.79
-----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.15        0.21          0.25
 Net realized and unrealized
  gains/(losses) from investments          0.17       (1.11)         1.86
-----------------------------------------------------------------------------
 Total from investment operations          0.32       (0.90)         2.11
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                    (0.14)      (0.21)        (0.26)
 Net realized gain on investments         (0.28)      (0.86)        (1.45)
-----------------------------------------------------------------------------
 Total distributions                      (0.42)      (1.07)        (1.71)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net asset value, end of period        $   13.12  $    13.22      $  15.19
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total return (excludes sales charge)       2.18%      (5.96%)       14.63%(a)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                              1.06%       1.02%         1.07%(b)
 Net investment income                     1.03%       1.54%         1.63%(b)
 Expense waiver/reimbursement(c)           0.06%       0.06%         0.05%(b)
-----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $  92,635  $  100,007      $148,525
 Portfolio turnover(d)                       19%         37%           69%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.




(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Balanced Fund

                                             Institutional Shares


                                         Year Ended
                                          July 31,
                                      -------------------   Period Ended
                                        2001       2000    July 31, 1999*
Per Share Data                        --------   --------  --------------
Net asset value, beginning of period  $  17.39   $  16.13     $  14.60
--------------------------------------------------------------------------
Income from investment operations:
 Net investment income                    0.18       0.23         0.22
 Net realized and unrealized
  gains/(losses) from investments        (1.97)      2.60         2.27
--------------------------------------------------------------------------
 Total from investment operations        (1.79)      2.83         2.49
--------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                   (0.21)     (0.23)       (0.22)
 Net realized gain on investments        (2.00)     (1.34)       (0.74)
--------------------------------------------------------------------------
 Total distributions                     (2.21)     (1.57)       (0.96)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Net asset value, end of period        $  13.39   $  17.39     $  16.13
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total return (excludes sales charge)    (11.64%)    18.60%       17.63%(a)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                             1.01%      1.00%        1.00%(b)
 Net investment income                    1.48%      1.55%        1.54%(b)
 Expense waiver/reimbursement(c)          0.06%      0.06%        0.04%(b)
--------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $211,221   $171,923     $139,616
 Portfolio turnover(d)                      77%       122%         128%
--------------------------------------------------------------------------
--------------------------------------------------------------------------


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.




(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                      Fifth Third International Equity Fund

                                        Institutional Shares


                                      Year Ended July 31,
                                      ---------------------   Period Ended
                                        2001        2000     July 31, 1999*
                                      ---------   ---------  --------------
Per Share Data
Net asset value, beginning of period  $   12.70   $   12.80     $  10.50
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.13        0.07         0.09
 Net realized and unrealized
  gains/(losses) from investments         (2.17)       1.01         2.52
----------------------------------------------------------------------------
 Total from investment operations         (2.04)       1.08         2.61
----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                      --          --         (0.14)
 In excess of net investment income         --          --         (0.10)
 Net realized gain on investments         (1.62)      (1.18)       (0.07)
----------------------------------------------------------------------------
 Total distributions                      (1.62)      (1.18)       (0.31)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Net asset value, end of period        $    9.04   $   12.70     $  12.80
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total return (excludes sales charge)     (17.61%)      8.29%       25.02%(a)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                              1.48%       1.45%        1.50%(b)
 Net investment income                     0.98%       0.55%        0.67%(b)
----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $ 154,950   $ 208,383     $172,388
 Portfolio turnover(c)                       42%         86%          42%
----------------------------------------------------------------------------
----------------------------------------------------------------------------


* Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.




(a)  Not annualized.


(b)  Annualized.




(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                        Fifth Third International GDP Fund

                                        Institutional Shares


                           Period              Year Ended December 31,
                           Ended     -------------------------------------------------
                          2001(2)      2000       1999      1998      1997      1996
Per Share Data            --------   --------   --------  --------  --------  --------
Net asset value,
 beginning of period      $  15.67   $  19.45   $  15.91  $  14.89  $  14.75  $  14.18
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)               0.10       0.09       0.11      0.14      0.11      0.13
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations      (2.82)     (3.42)      4.20      2.48      0.26      0.70
---------------------------------------------------------------------------------------
 Total from investment
  operations                 (2.72)     (3.33)      4.31      2.62      0.37      0.83
---------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income       (0.04)     (0.06)     (0.12)    (0.07)    (0.09)    (0.10)
 In excess of net
  investment income            --         --         --      (0.12)    (0.06)    (0.02)
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations        --       (0.34)     (0.65)    (1.41)    (0.07)    (0.13)
 In excess of net
  realized gains               --       (0.05)       --        --      (0.01)    (0.01)
---------------------------------------------------------------------------------------
 Total dividends and
  distributions              (0.04)     (0.45)     (0.77)    (1.60)    (0.23)    (0.26)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net changes in net asset
 value                       (2.76)     (3.78)      3.54      1.02      0.14      0.57
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  12.91   $  15.67   $  19.45  $  15.91  $  14.89  $  14.75
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return                (17.38%)   (17.41%)    28.30%    17.92%     2.54%     5.87%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)           $472,951   $587,107   $579,650  $528,500  $492,598  $387,799
Ratios of expenses to
 average net assets           1.02%      1.00%      1.02%     1.05%     1.05%     1.09%
Ratio of net investment
 income (loss) to
 average net assets           1.28%      0.47%      0.72%     0.87%     0.80%     0.97%
Ratio of expenses to
 average net assets*          1.02%      1.01%      1.03%     1.06%     1.06%     1.09%
Portfolio turnover
 rate(1)                        22%         7%         8%       22%        3%       13%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.




(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                                 Fifth Third Worldwide Fund

                                             Institutional Shares



                          Six Months       Year Ended
                             Ended        December 31,      Period Ended
                         June 30, 2001   ----------------  Dec. 31, 1998*
                         -------------                     --------------
                             2000         1999
                            ------       -------
                          (Unaudited)
Per Share Data
Net asset value,
 beginning of period        $14.23       $ 19.30   $13.30      $10.38
--------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
  (loss)                     (0.03)        (0.12)    0.03       (0.11)
 Net realized and
  unrealized
  gains/(losses)
  from investments           (1.23)        (2.00)    6.78        3.76
--------------------------------------------------------------------------
 Total from investment
  operations                 (1.26)        (2.12)    6.81        3.65
--------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net realized gain on
  investments                (0.12)        (2.95)   (0.81)      (0.73)
--------------------------------------------------------------------------
 Total distributions         (0.12)        (2.95)   (0.81)      (0.73)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Net asset value, end of
 period                     $12.85       $ 14.23   $19.30      $13.30
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total return                 (8.84%)(b)   (12.16%)  51.29%      35.24%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Ratio/Supplemental Data
Ratios to Average Net
 Assets:
 Net expenses                 1.42% (a)     1.44%    1.42%       2.13% (a)
 Net investment income       (0.41%)(a)    (0.63%)   0.01%      (0.60%)(a)
--------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)              1,033         1,232    1,230           9
 Portfolio turnover            571%         1204%    1172%       2792%
--------------------------------------------------------------------------
--------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.


(a) Annualized.


(b) Non annualized.

Financial Highlights

                                         Fifth Third Strategic Income Fund

                                         Institutional Shares



                                                Year Ended
                                 Six Months    December 31,
                                    Ended      --------------    Period Ended
                                June 30, 2001   2000    1999    Dec. 31, 1998*
                                -------------  ------  ------   --------------
                                 (Unaudited)
Per Share Data
Net asset value, beginning of
 period                            $ 9.96      $ 9.23  $10.62       $11.31
------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income               0.36        0.78    0.87         0.33
 Net realized and unrealized
  gains/(losses) from
  investments                        0.52        0.70   (1.43)       (0.50)
------------------------------------------------------------------------------
 Total from investment
  operations                         0.88        1.48   (0.56)       (0.17)
------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income              (0.35)      (0.75)  (0.83)       (0.33)
 Net realized gain on
  investments                         --          --      --         (0.19)
------------------------------------------------------------------------------
 Total distributions                (0.35)      (0.75)  (0.83)       (0.52)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net asset value, end of period     $10.49      $ 9.96  $ 9.23       $10.62
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return                         8.93%(b)   16.52%  (5.61%)       3.54%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                        1.20%(a)    1.35%   1.41%        1.37%(a)
 Net investment income               7.13%(a)    8.03%   8.37%        7.02%(a)
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                            4,177       3,349   2,540          426
 Portfolio turnover                    17%         48%     51%          59%
------------------------------------------------------------------------------
------------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.


(a)  Annualized.


(b)  Non annualized.

Financial Highlights

                                   Fifth Third Michigan Municipal Bond Fund

                                      Institutional Shares


                                                 Year Ended December 31,
                          Period Ended -----------------------------------------------
                            2001(2)     2000      1999      1998      1997      1996
Per Share Data            ------------ -------  --------  --------  --------  --------
Net asset value,
 beginning of period        $ 10.10    $  9.93  $  10.27  $  10.21  $  10.08  $  10.12
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\       0.24       0.43      0.41      0.40      0.41      0.39
 Net realized and
  unrealized gains
  (losses) on
  investments and
  futures contracts/\          0.16       0.18     (0.34)     0.08      0.13     (0.04)
---------------------------------------------------------------------------------------
 Total from investment
  operations                   0.40       0.61      0.07      0.48      0.54      0.35
---------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income        (0.24)     (0.43)    (0.41)    (0.41)    (0.41)    (0.39)
 In excess of net
  investment income             --         --        --        --        --        --
 Net realized gains on
  investments and
  futures contracts           (0.01)     (0.01)      --      (0.01)      --        --
 In excess of net
  realized gains                --         --        --        --        --        --
---------------------------------------------------------------------------------------
 Total dividends and
  distributions               (0.25)     (0.44)    (0.41)    (0.42)    (0.41)    (0.39)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net changes in net asset
 value                         0.15       0.17     (0.34)     0.06      0.13     (0.04)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 10.25    $ 10.10  $   9.93  $  10.27  $  10.21  $  10.08
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return                   4.01%      6.31%     0.67%     4.75%     5.52%     3.51%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)             $80,556    $87,926  $102,608  $117,957  $111,735  $152,623
Ratio of expenses to
 average net assets            0.69%      0.68%     0.71%     0.69%     0.69%     0.70%
Ratio of net investment
 income to average
 net assets                    4.00%      4.17%     3.98%     3.97%     4.04%     3.83%
Ratio of expenses to
 average net assets*           0.71%      0.69%     0.72%     0.70%     0.70%     0.70%
Portfolio turnover
 rate(1)                         19%        36%       14%       51%       13%       24%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00), and increase the ratio of net investment income to average net assets from 3.99% to 4.00%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                       Fifth Third Ohio Municipal Bond Fund

                                        Institutional Shares



                                        Year Ended July
                                             31,
                                       ------------------   Period Ended
                                         2001      2000    July 31, 1999*
Per Share Data                         --------  --------  --------------
Net asset value, beginning of period   $   9.88  $  10.02     $  10.33
---------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.41      0.41         0.40
 Net realized and unrealized
  gains/(losses) from investments          0.39     (0.12)       (0.24)
---------------------------------------------------------------------------
 Total from investment operations          0.80      0.29         0.16
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                    (0.41)    (0.41)       (0.40)
 In excess of net investment income         --        --         (0.01)
 Net realized gain on investments           --      (0.02)       (0.06)
---------------------------------------------------------------------------
 Total distributions                      (0.41)    (0.43)       (0.47)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net asset value, end of period         $  10.27  $   9.88     $  10.02
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total return (excludes sales charge)       8.28%     3.01%        1.48% (a)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                              0.76%     0.76%        0.82% (b)
 Net investment income                     4.09%     4.15%        3.81% (b)
 Expense waiver/reimbursement(c)           0.06%     0.04%        0.05% (b)
---------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)    $166,802  $166,623     $182,679
 Portfolio turnover(d)                       26%       26%          47%
---------------------------------------------------------------------------
---------------------------------------------------------------------------


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.




(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                          Fifth Third Municipal Bond Fund

                                          Institutional Shares


                                                Year Ended December 31,
                         Period Ended -------------------------------------------------
                           2001(2)      2000      1999       1998      1997      1996
Per Share Data           ------------ --------  --------   --------  --------  --------
Net asset value,
 beginning of period       $  10.68   $   9.95  $  10.75   $  10.65  $  10.27  $  10.49
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\       0.26       0.47      0.45       0.44      0.45      0.46
 Net realized and
  unrealized gains
  (losses) on
  investments and
  futures contracts/\          0.12       0.73     (0.79)      0.15      0.41     (0.06)
----------------------------------------------------------------------------------------
 Total from investment
  operations                   0.38       1.20     (0.34)      0.59      0.86      0.40
----------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income        (0.26)     (0.47)    (0.45)     (0.44)    (0.45)    (0.46)
 In excess of net
  investment income             --         --        --         --        --        --
 Net realized gains on
  investments and
  futures contracts           (0.05)       --        --       (0.05)    (0.03)    (0.16)
 In excess of net
  realized gains                --         --      (0.01)       --        --        --
----------------------------------------------------------------------------------------
 Total dividends and
  distributions               (0.31)     (0.47)    (0.46)     (0.49)    (0.48)    (0.62)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net change in net asset
 value                         0.07       0.73     (0.80)      0.10      0.38     (0.22)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  10.75   $  10.68  $   9.95   $  10.75  $  10.65  $  10.27
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total return                   3.66%     12.40%    (3.26)%     5.71%     8.59%     3.92%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
Net assets, end of
 period (000's)            $125,382   $133,184  $122,052   $128,232  $116,652  $109,948
Ratios of expenses to
 average net assets            0.79%      0.78%     0.82%      0.81%     0.79%     0.82%
Ratio of net investment
 income to average
 net assets                    4.21%      4.61%     4.32%      4.16%     4.32%     4.38%
Ratio of expenses to
 average net assets*           0.81%      0.79%     0.83%      0.82%     0.80%     0.82%
Portfolio turnover
 rate(1)                         89%       119%      109%        53%       16%       40%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                                      Fifth Third Bond Fund

                                               Institutional Shares


                                                 Year Ended December 31,
                          Period Ended -------------------------------------------------
                            2001(2)      2000      1999       1998      1997      1996
Per Share Data            ------------ --------  --------   --------  --------  --------
Net asset value,
 beginning of period        $   9.72   $   9.27  $  10.33   $  10.30  $  10.16  $  10.84
-----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\        0.28       0.61      0.60       0.65      0.68      0.66
 Net realized and
  unrealized gains
  (losses) on
  investments/\                 0.31       0.45     (1.05)      0.27      0.34     (0.56)
-----------------------------------------------------------------------------------------
 Total from investment
  operations                    0.59       1.06     (0.45)      0.92      1.02      0.10
-----------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income         (0.34)     (0.61)    (0.60)     (0.65)    (0.68)    (0.65)
 In excess of net
  investment income              --         --        --         --        --      (0.10)
 Net realized gains on
  investments                    --         --        --       (0.24)    (0.20)    (0.03)
 In excess of net
  realized gains                 --         --      (0.01)       --        --        --
-----------------------------------------------------------------------------------------
 Total dividends and
  distributions                (0.34)     (0.61)    (0.61)     (0.89)    (0.88)    (0.78)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net change in net asset
 value                          0.25       0.45     (1.06)      0.03      0.14     (0.68)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $   9.97   $   9.72  $   9.27   $  10.33  $  10.30  $  10.16
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total return                    6.19%     11.91%    (4.41)%     9.29%    10.55%     1.19%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)             $281,795   $295,093  $295,017   $231,017  $229,778  $240,060
Ratios of expenses to
 average net assets             0.83%      0.82%     0.83%      0.83%     0.82%     0.83%
Ratio of net investment
 income to average
 net assets                     4.87%      6.51%     6.25%      6.25%     6.65%     6.57%
Ratio of expenses to
 average net assets*            0.84%      0.82%     0.84%      0.84%     0.83%     0.83%
Portfolio turnover
 rate(1)                         131%       135%       90%       108%       84%      102%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                               Fifth Third Intermediate Municipal Bond Fund

                                    Institutional Shares


                                                Year Ended December 31,
                         Period Ended -------------------------------------------------
                           2001(2)      2000      1999       1998      1997      1996
Per Share Data           ------------ --------  --------   --------  --------  --------
Net asset value,
 beginning of period       $  10.63   $  10.20  $  10.76   $  10.68  $  10.42  $  10.52
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\       0.27       0.46      0.44       0.45      0.45      0.44
 Net realized and
  unrealized gains
  (losses) on
  investments and
  futures contracts/\          0.16       0.43     (0.55)      0.11      0.26     (0.08)
----------------------------------------------------------------------------------------
 Total from investment
  operations                   0.43       0.89     (0.11)      0.56      0.71      0.36
----------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income        (0.26)     (0.46)    (0.44)     (0.45)    (0.45)    (0.46)
 In excess of net
  investment income             --         --        --         --        --        --
 Net realized gains on
  investments and
  futures contracts           (0.02)       --        --       (0.03)      --        --
 In excess of net
  realized gains                --         --      (0.01)       --        --        --
----------------------------------------------------------------------------------------
 Total dividends and
  distributions               (0.28)     (0.46)    (0.45)     (0.48)    (0.45)    (0.46)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net change in net asset
 value                         0.15       0.43     (0.56)      0.08      0.26     (0.10)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  10.78   $  10.63  $  10.20   $  10.76  $  10.68  $  10.42
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total return                   4.06%      8.99%    (1.01)%     5.37%     7.07%     3.41%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
Net assets, end of
 period (000's)            $237,929   $256,926  $302,948   $296,484  $275,641  $285,674
Ratios of expenses to
 average net assets            0.74%      0.72%     0.73%      0.73%     0.72%     0.73%
Ratio of net investment
 income to average
 net assets                    4.29%      4.43%     4.22%      4.22%     4.31%     4.34%
Ratio of expenses to
 average net assets*           0.74%      0.73%     0.74%      0.74%     0.73%     0.73%
Portfolio turnover
 rate(1)                         36%        59%       63%        40%       23%       35%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                        Fifth Third Intermediate Bond Fund

                                        Institutional Shares


                                                 Year Ended December 31,
                          Period Ended -------------------------------------------------
                            2001(2)      2000      1999       1998      1997      1996
Per Share Data            ------------ --------  --------   --------  --------  --------
Net asset value,
 beginning of period        $   9.66   $   9.37  $  10.06   $   9.90  $   9.76  $  10.12
-----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\        0.25       0.60      0.56       0.58      0.59      0.60
 Net realized and
  unrealized gains
  (losses) on
  investments/\                 0.32       0.29     (0.68)      0.16      0.14     (0.32)
-----------------------------------------------------------------------------------------
 Total from investment
  operations                    0.57       0.89     (0.12)      0.74      0.73      0.28
-----------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income         (0.33)     (0.60)    (0.57)     (0.58)    (0.59)    (0.61)
 In excess of net
  investment income              --         --        --         --        --      (0.03)
 Net realized gains on
  investments                    --         --        --         --        --        --
 In excess of net
  realized gains                 --         --        --         --        --        --
-----------------------------------------------------------------------------------------
Total dividends and
 distributions                 (0.33)     (0.60)    (0.57)     (0.58)    (0.59)    (0.64)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net changes in net asset
 value                          0.24       0.29     (0.69)      0.16      0.14     (0.36)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $   9.90   $   9.66  $   9.37   $  10.06  $   9.90  $   9.76
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total return                    6.16%      9.74%    (1.22)%     7.65%     7.80%     3.01%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)             $663,571   $714,445  $843,520   $885,580  $762,740  $769,395
Ratios of expenses to
 average net assets             0.78%      0.76%     0.77%      0.76%     0.75%     0.77%
Ratio of net investment
 income (loss) to
 average net assets             4.52%      6.29%     5.83%      5.77%     6.03%     6.18%
Ratio of expenses to
 average net assets*            0.78%      0.77%     0.78%      0.77%     0.76%     0.78%
Portfolio turnover
 rate(1)                         141%       168%       84%       106%      114%      135%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.97% to 4.52%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                         Fifth Third Short Term Bond Fund

                                         Institutional Shares


                                                 Year Ended December 31,
                          Period Ended ------------------------------------------------
                            2001(2)      2000      1999      1998      1997      1996
Per Share Data            ------------ --------  --------  --------  --------  --------
Net asset value,
 beginning of period        $   9.66   $   9.48  $   9.77  $   9.75  $   9.75  $   9.96
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\        0.26       0.57      0.53      0.56      0.61      0.61
 Net realized and
  unrealized gains
  (losses) on
  investments/\                 0.23       0.18     (0.29)     0.02       --      (0.21)
----------------------------------------------------------------------------------------
 Total from investment
  operations                    0.49       0.75      0.24      0.58      0.61      0.40
----------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income         (0.32)     (0.57)    (0.53)    (0.56)    (0.61)    (0.61)
 In excess of net
  investment income              --         --        --        --        --        --
 Net realized gains on
  investments                    --         --        --        --        --        --
 In excess of net
  realized gains                 --         --        --        --        --        --
----------------------------------------------------------------------------------------
 Total dividends and
  distributions                (0.32)     (0.57)    (0.53)    (0.56)    (0.61)    (0.61)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net change in net asset
 value                          0.17       0.18     (0.29)     0.02       --      (0.21)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $   9.83   $   9.66  $   9.48  $   9.77  $   9.75  $   9.75
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total return                    5.29%      8.12%     2.50%     6.14%     6.42%     4.22%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)             $233,444   $169,790  $172,204  $139,229  $139,739  $235,430
Ratios of expenses to
 average net assets             0.74%      0.73%     0.75%     0.76%     0.72%     0.70%
Ratio of net investment
 income (loss) to
 average net assets             4.48%      6.03%     5.56%     5.74%     6.04%     6.17%
Ratio of expenses to
 average net assets*            0.75%      0.74%     0.76%     0.77%     0.73%     0.70%
Portfolio turnover
 rate(1)                          56%        73%       60%       72%       89%       32%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------




/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets from 4.93% to 4.48%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                      Fifth Third U.S. Government Bond Fund

                                       Institutional Shares



                                      Year Ended July 31,
                                      --------------------   Period Ended
                                        2001       2000     July 31, 1999*
Per Share Data                        ---------  ---------  --------------
Net asset value, beginning of period  $    9.54  $    9.64     $  9.89
--------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.51       0.51        0.46
 Net realized and unrealized
  gains/(losses) from investments          0.52      (0.10)      (0.22)
--------------------------------------------------------------------------
 Total from investment operations          1.03       0.41        0.24
--------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                    (0.51)     (0.51)      (0.49)
--------------------------------------------------------------------------
 Total distributions                      (0.51)     (0.51)      (0.49)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Net asset value, end of period        $   10.06  $    9.54     $  9.64
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total return (excludes sales charge)      11.10%      4.34%       2.43%(a)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                              0.74%      0.72%       0.75%(b)
 Net investment income                     5.20%      5.24%       4.80%(b)
 Expense waiver/reimbursement(c)           0.24%      0.22%       0.28%(b)
--------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period ($000)   $  48,770  $  45,139     $42,239
 Portfolio turnover(d)                       77%        46%         93%
--------------------------------------------------------------------------
--------------------------------------------------------------------------


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.


(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


Addresses
--------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                   Fifth Third Funds
Stock and Bond Mutual Funds                                         3435 Stelzer Road
Institutional Shares                                                Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

--------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Heartland Capital Management, Inc.
(Pinnacle Fund only)                                                251 North Illinois Street
                                                                    Suite 300
                                                                    Indianapolis, Indiana 46204
--------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                         Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                    1221 Avenue of the Americas
                                                                    New York, New York 10020

--------------------------------------------------------------------------------------------------------------

Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

--------------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------------------

Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

--------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies.It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

  You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                             Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------

              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:

 .     For a fee, by writing the Public Reference Section of the Commission,
      Washington, D.C.20549-0102 or calling 1-202-942-8090, or by electronic request,by e-mailing the Commission at the following address: publicinfo@sec.gov.

 .     At no charge from the Commission's Website at http://www.sec.gov.

                           [LOG0] Fifth Third Funds


10/01                                  Investment Company Act file no. 811-5669.

[Logo] Fifth Third Funds

[Graphic]

Fifth Third Funds

Stock and Bond Mutual Funds
Money Market Mutual Funds
Advisor Shares

[Graphic]

Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

            Fifth Third Funds
            Stock and Bond Mutual Funds
            Money Market Mutual Funds
            Advisor Shares                              Table of Contents

Overview

This section provides important information about each of the stock, bond and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:


 . the investment objective

 . principal investment strategies

 . principle risks, and

 . volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.
This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


Objectives, Strategies and Risks                   Page
-------------------------------------------------------
Small Cap Growth Fund                                2
Micro Cap Value Fund                                 4
Mid Cap Fund                                         6
Technology Fund                                      8
Quality Growth Fund                                 10
Equity Index Fund                                   12
Multi Cap Value Fund                                14
Balanced Fund                                       16
Worldwide Fund                                      19
Strategic Income Fund                               22
Municipal Bond Fund                                 26
Bond Fund                                           28
Prime Money Market Fund                             30
Shareholder Fees and Fund Expenses
-------------------------------------------------------


Fee Tables                                          32
Expense Examples                                    37
Additional Information About the Funds' Investments
-------------------------------------------------------
                                                    38
Fund Management
-------------------------------------------------------

Investment Advisor                                  46
Portfolio Managers                                  47
Fund Administration                                 48
Shareholder Information
-------------------------------------------------------

Purchasing And Selling Fund Shares                  49
Purchasing And Adding To Your Shares                49
Shareholder Contact Information                     49
Selling Your Shares                                 50
Exchanging Your Shares                              51
Distribution/Service (12b-1) Fees for
Advisor Shares                                      52
Dividends and Capital Gains                         52
Taxation                                            53
Financial Highlights
-------------------------------------------------------
                                                    54

Fifth Third Small Cap Growth Fund


(Formerly the Kent Small Company Growth Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the equity securities of a diverse group
Strategies          of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock
                    Exchange companies.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

 An investment in   The Fund also invests in growth oriented stocks, which may
 the Fund is not    be sensitive to market movements. The prices of growth
 a deposit of       stocks tend to reflect future expectations, and when those
 Fifth Third Bank   expectations are not met, share prices generally fall.
 or any other       The Fund also invests in growth oriented stocks, which may
 bank and is not    be sensitive to market movements. The prices of growth
 insured or         stocks tend to reflect future expectations, and when those
 guaranteed by      expectations are not met, share prices generally fall.
 the FDIC or any
 other government
 agency.

Fifth Third Micro Cap Value Fund

[LOGO OF FIFTH THIRD BANK]




Volatility and Performance Information

 The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000 Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.



The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Advisor Shares

             1993    94     95    96      97     98     99     00
             ----   ----   ----  ----    ----   ----   -----  ----
            16.44% -0.57% 23.09% 18.86% 27.31% -6.57%  27.34% -0.89%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:                Q4 1999          20.01%
                          Worst quarter:               Q3 1998        - 21.32%
                          Year to Date Return (1/1/01 to 9/30/01)  - 20.82%



 Average Annual Total Returns (for the periods ended December 31, 2000)

    ---------------------------------------------------------------------

                     Inception Date Past Year Past 5 Years Since Inception
                        --------------------------------------------------
Advisor Shares/1/       11/2/92     -0.89%       12.28%         13.27%
                        --------------------------------------------------
                                    -3.02%       10.31%    (since 11/1/92)
Russell 2000 Index*                                             13.08%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses of Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Small Cap Growth Fund.


* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies on the Russell 3000 Index, as ranked by market capitalization.

Fifth Third Micro Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         Capital appreciation.
Objective


Principal
Investment          Under normal circumstances, the Fund invests at least 80%
Strategies          of its assets in equity securities of micro cap companies.
                    Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock.
                    The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions
                    (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.



                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies.
                    Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

 An investment in   The Fund invests in value stocks. Value stocks are those
 the Fund is not    that appear to be underpriced based upon valuation
 a deposit of       measures, such as lower price-to-earnings ratios and
 Fifth Third Bank   price-to-book ratios. Value stocks present the risk that
 or any other       they may not perform as well as other types of stocks,
 bank and is not    such as growth stocks.
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency.

Fifth Third Micro Cap Value Fund

[LOGO OF FIFTH THIRD BANK]


Volatility and Performance Information




The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000 Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.


 The returns assume that Fund distributions have been reinvested.



 Past performance does not indicate how the Fund will perform in the future.








                                 1999     00
                                 ----    ----
                                21.08%   1.21%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:   Q2 1999 21.21%
                          Worst quarter:  Q3 1999 -8.85%



                                -----------------------------------------------


 Average Annual Total Returns (for the periods ended December  31, 2000)

    ----------------------------------------------------------------------


                                Inception Date Past Year Since Inception
                        ------------------------------------------------
Advisor Shares/1/                   2/1/98      -1.21%        5.29%
                        ------------------------------------------------
                                                         (Since 2/1/98)
Russell 2000 Index*                             -3.02%        5.36%
                        ------------------------------------------------
                                                         (Since 2/1/98)
Lipper Small Cap Value Index**                  16.10%        4.08%

--------------------------------------------------------------------------------
------

/1/For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.


* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.


** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

Fifth Third Mid Cap Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         Growth of Capital. Income is a secondary objective.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in common stocks of mid cap companies. Mid
Strategies          cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's
                    MidCap 400 Index(R) (the "S&P 400")/1/ (generally, between
                    $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment in   Stocks of medium-sized companies can be more sensitive to
 the Fund is not    long market declines than larger companies, in part
 a deposit of       because they generally do not have the financial resources
 Fifth Third Bank   that larger companies have. Generally, growth oriented
 or any other       stocks are sensitive to market movements. The prices of
 bank and is not    growth stocks tend to reflect future expectations, and
 insured or         when those expectations change or are not met, share
 guaranteed by      prices generally fall.

 the FDIC or any
 other government   Stocks that pay regular dividends provide investors some
 agency.            return on their investment, to an extent, supporting a
                    stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.


------

/1/"S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index(R) (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.


 The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


        1991    92    93    94    95      96     97    98    99      00
        ----   ----  ----  ----  ----    ----   ----  ----  ----    ----
       45.66% 4.77% 1.14% 1.29% 25.71% 17.30% 32.19% 3.09% 16.45%  6.31

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:   Q4 1999  23.04%
                          Worst quarter:  Q3 1998 -13.56%
                          Year to Date Return
                           (1/1/01 to 9/30/01)    -24.06%


Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                   Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------
Advisor Shares/1/      1/1/85     6.31%        14.62%        14.55%        14.69%
S&P Mid Cap 400                                                        (Since 1/1/85)
Index(R)*                         17.51%       20.41%        19.86%        18.28%

--------------------------------------------------------------------------------
------

/1/Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Standard & Poor's MidCap 400 Index is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

Fifth Third Technology Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental Objective           Long-term capital appreciation.



Principal                       Under normal circumstances, the Fund invests at least 80%
Investment Strategies           of its assets in the equity securities of U.S. and, to a
                                lesser extent, foreign technology companies.


                                Technology companies are those that are substantially
                                engaged in developing products, processes or services that provide technological advances. Those companies may be in
                                any of a variety of industries, such as computer hardware, software, electronic components and systems,
                                telecommunications, Internet, media and information
                                services companies, and biotechnology. They also may
                                include companies in more traditional industries, such as
                                biotechnology securities brokers and retailers that have
                                extensively used technological advances to develop new or
                                to improve products or processes.



                                The Fund generally takes a growth approach to selecting
                                stocks, looking for established companies that appear
                                poised to grow because of new products, technology or
                                management, as well as new companies that are in the
                                developmental stage. Factors in identifying these
                                companies include the quality of management, financial
                                strength, a strong position relative to competitors and a
                                stock price that appears reasonable relative to its
                                expected growth rate. The Fund may invest in companies of
                                any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or
                                recently have been, offered to the public for the first
                                time.



                                The Fund reserves the right to invest up to 20% of its
                                assets in other securities, such as, corporate bonds and
                                government securities.


                                When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to
                                100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment
                                objective.

Principal                       The principal risks of investing in the Fund include the
Investment Risks                risks of investing in equity securities, such as the risk
                                of sudden and unpredictable drops in value or periods of
                                lackluster performance.

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

                    . fluctuate in price more widely and rapidly than the
                      market as a whole
                    . underperform other types of stocks or be difficult to
                      sell when the economy is not robust, during market downturns, or when technology stocks are out of favor
                    . decline in price due to sector specific developments
                    . be more vulnerable than most stocks to the obsolescence
                      of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Fifth Third Technology Fund

[LOGO OF FIFTH THIRD BANK]


                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.


                    To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.


                    Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown at this time.

            Fifth Third Quality Growth Fund
          A
Fundamental Objective
                    Growth of capital. Income is a secondary objective.

                    Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.
Principal Investment Strategies

                    High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.


                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
                    The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.


An investment in

the Fund is not a
deposit of Fifth    Stocks that pay regular dividends provide investors some
Third Bank or any   return of their investment, to an extent, supporting the
other bank and is   stock's price, even during periods when the prices of
not insured or      equity securities generally are falling. However,
guaranteed by the   dividend-paying stocks, especially those that pay
FDIC or any other   significant dividends, also tend to appreciate less
government agency.  quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as 12/31 For Advisors Shares /1/

                                    [CHART]

      1991    92     93     94     95     96     97     98     99     00
      ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
     34.21% 7.68% -1.21% -0.15% 31.23% 23.45% 32.29%  29.72% 23.24% -4.27

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:    Q4 1998 28.07%
                          Worst quarter:   Q3 1998 -9.38%
                          Year to Date Return (1/1/01 to
                           9/30/01)               -28.00%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------

                   Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------
Advisor Shares/1/      1/1/83       -4.27%     20.11%        16.68%        16.29%
                                                                       (Since 1/1/83)
S&P 500 Index(R)*                   -9.11%     18.35%        17.46%        16.63%

--------------------------------------------------------------------------------
------

/1/Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Equity Index Fund


(Formerly the Kent Index Equity Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation with current income as a
Objective           secondary objective.

Principal           Under normal circumstances, the Fund invests substantially
Investment          all of its assets in common stock of companies that make
Strategies          up the Standard & Poor's 500 Composite Stock Price
                    Index(R) ("S&P 500")/1/. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
                    0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses.
                    Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.


                    Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P
                    500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

                    There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.
------

/1/"S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information



The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


The returns assume that Fund distributions have been reinvested.



 Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Advisor Shares /1/

                                    [CHART]

              1993   94     95    96      97      98    99     00
              ----  ----   ----  -----   -----  -----  ----   ----
              8.60% 0.36% 35.41% 21.64%  31.86% 27.64% 19.93% -9.71%


 The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:           Q4 1998            21.11%
                          Worst quarter:          Q3 1998           -10.10%
                          Year to Date Return (1/1/01 to 9/30/01)   -20.92%





 Average Annual Total Returns (for the periods ended December 31, 2000)

    ---------------------------------------------------------------------

                   Inception Date Past Year Past 5 Years Since Inception
                        ------------------------------------------------
Advisor Shares/1/     11/2/92      -9.71%      17.26%        16.24%
                        ------------------------------------------------
                                                         (Since 11/1/92)
S&P 500 Index(R)*                  -9.11%      18.35%        17.47%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Equity Index Fund.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Multi Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income).


Principal
Investment          Under normal circumstances, the Fund invests at least 80%
Strategies          of its assets in equity securities of multi cap companies.
                    Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The
                    Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors.
                    For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.



                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multi Cap Value Fund

[LOGO OF FIFTH THIRD BANK]


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 3000 Index is an unmanaged index generally representative of the performance of the U.S. stock market as a whole.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Advisor Shares /1/





                                    [CHART]

    1991      92       93     94     95     96      97     98    99      00
    ----     ----    -----   ----   ----   ----    ----   ----  ----    ----
   36.48%   13.64%  24.48%  0.64%  22.48% 19.08%  28.20% -8.74% 12.95%  23.33%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:   Q1 1991  27.30%
                          Worst quarter:  Q3 1998 -21.07%




Average Annual Total Returns (for the periods ended December 31, 2000)




                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                     ---------------------------------------------------------------------
Advisor Shares/1/         9/30/89      23.33%      14.18%       16.53%         13.51%
                     ---------------------------------------------------------------------
                                                                           (Since 10/1/89)
Russell 3000 Index*                    -7.46%      17.39%       17.38%         14.84%
                     ---------------------------------------------------------------------
                                                                           (Since 10/1/89)
Lipper Multicap Value                   9.64%      13.69%       14.87%         12.13%
Index**

--------------------------------------------------------------------------------


/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.


* The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK ]

Fundamental         Capital appreciation and income.
Objective

Principal           Under normal circumstances, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital, and the quality of its management. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is, companies no larger than 110%, and no smaller than 90%, of the market capitalization of the companies in the Standard & Poor's MidCap 400 Index(R), generally between $500 million and $10 billion, when the Advisor believes that market conditions favor securities of mid-sized companies.


                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and reserves.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

------

/1/"S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK]


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks associated with following an asset allocation
                    strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.


                    To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

                    Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                    Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Advisor Shares /1/

                                   [CHART]

       1991   92    93     94     95     96     97    98     99      00
       ----  ----  ----   ----   ----    ----  -----  -----  ----    -----
      29.83% 9.56% 1.51% -1.32% 36.30% 13.93% 23.75% 17.59% 14.96%  1.88%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:           Q4    1998    17.70%
                          Worst quarter:          Q3    1998    -6.35%
                          Year to Date Return (1/1/01 to 9/30/01)    -
                           21.24%


Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                   Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------
Advisor Shares/1/      1/1/83       1.88%      14.19%       13.33%         15.18%
                                                                       (Since 1/1/83)
S&P 500 Index(R)*                  -9.11%      18.35%       17.46%         16.63%
                                                                       (Since 1/1/83)
LBAB Index(R)**                    11.63%      6.46%         7.96%          9.62%

--------------------------------------------------------------------------------
------

/1/Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


** The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Worldwide Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income) consistent with reasonable risk.

                    Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.


Principal
Investment          The Fund may invest in index funds and/or leveraged index
Strategies          funds when the Advisor believes that equity prices in
                    general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.


                    The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                    Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund

[LOGO OF FIFTH THIRD BANK]


Principal            The principal risks of investing in the Fund include the
Investment Risks     risks of investing in other funds which have substantial
                     investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
                     investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.


An investment in
the Fund is not      Because the Fund primarily invests in other mutual funds
a deposit of         which invest in equity securities, the Fund is subject to
Fifth Third Bank     the risks of investing in equity securities. The prices of
or any other bank    equity securities fluctuate based on changes in a
and is not insured   company's activities and financial condition and in
or guaranteed by the overall market and financial conditions.

FDIC or any other
government agency.   The Fund may invest in index funds or leveraged funds. If
                     equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                     The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                     The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                     The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                     An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund

[LOGO OF FIFTH THIRD BANK]




Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/




                                    [CHART]

               1994     95      96     97     98      99        00
               ----   -----   -----   -----  -----   -----    -----
             -3.39%   14.42%  21.00%  5.47%  35.06%  50.70%  -12.38%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:   Q4 1999  27.42%
                          Worst quarter:  Q4 2000 -13.77%





Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------




                        Inception Date Past Year Past 5 Years Since Inception
                        -----------------------------------------------------
Advisor Shares/1/          4/30/93      -12.38%     17.88%        14.02%
                        -----------------------------------------------------
Morgan Stanley Capital                                        (Since 5/1/93)
International World                                               12.70%
Index*                                  -12.92%     12.53%

--------------------------------------------------------------------------------
------

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.


* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

Fifth Third Strategic Income Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of income consistent with reasonable risk.
Objective           Achieving capital appreciation is a secondary objective.


Principal           Under normal market circumstances, the Fund invests at
Investment          least 80% of its assets in income-producing securities
Strategies          such as debt securities, preferred stocks and common and
                    preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.


                    The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.


                    In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


                    In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities. Prices of debt
                    securities rise and fall in response to interest rate
                    changes for similar securities. Generally, when interest
An investment in    rates rise, prices of debt securities fall. The net asset
the Fund is not a   value of the Fund may also decrease during periods of
deposit of Fifth    rising interest rates. An issuer of debt securities may
Third Bank or any   default (fail to repay interest and principal when due).
other bank and is   If an issuer defaults or the risk of such default is
not insured or      perceived to have increased, the Fund may lose all or part
guaranteed by       of its investment. The net asset value of the Fund may
the FDIC or any     fall during periods of economic downturn when such
other government    defaults or risk of defaults increase. Securities rated
agency.             below investment grade, also known as junk bonds,
                    generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Fifth Third Strategic Income Fund

[LOGO OF FIFTH THIRD BANK]


                    Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                    Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund

[LOGO OF FIFTH THIRD BANK]




Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Advisor Shares

                                    [CHART]

    1991      92     93      94      95     96      97     98     99    00
   -----    -----  -----   -----   -----   -----  -----   ----   ----  ----
   19.15%   7.85%  8.84%  -4.46%   16.33%  9.31%  11.40%  3.53% -5.80% 16.04%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:   Q1 1991  7.80%
                          Worst quarter:  Q4 1999 -4.60%




Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------




                     Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ----------------------------------------------------------------
Advisor Shares/1/       3/10/85      16.04%      6.63%         7.92%          7.56%
                        ----------------------------------------------------------------
Lehman Intermediate                                                      (Since 3/1/85)
Credit Index*                         9.45%      5.99%         8.07%          9.05%

--------------------------------------------------------------------------------
------

/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.


* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

                  [THIS PAGE IS INTENTIONALLY LEFT BLANK]

Fifth Third Municipal Bond Fund

(Formerly the Kent Tax-Free Income Fund)


[LOGO OF FIFTH THIRD BANK]


Fundamental         Current income that is exempt from federal income tax.
Objective


Principal
Investment          Under normal circumstances, the Fund invests at least 80%
Strategies          of its assets in municipal bond obligations. Municipal
                    bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years.
                    The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.


                    While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

                    While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal
Investment Risks    The principal risks of investing in the Fund include the
                    risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.


 An investment      Generally, the price of a bond moves in the opposite
 in the Fund        direction from interest rates. New bonds issued after a
 is not a           rise in rates offer higher yields to investors. An
 deposit of         existing bond with a lower yield can appear attractive to
 Fifth Third        investors by selling it at a lower price. This process
 Bank or any        works in reverse as well; as interest rates fall, the
 other bank         price of a bond tends to increase.
 and is not
 insured or         The Fund can acquire bonds that carry investment grade
 guaranteed by      credit ratings, which are bonds rated by a Rating Agency
 the FDIC or        in one of the four highest rating categories. Obligations
 any other          rated in the fourth highest rating category involve
 government         greater risks, including price volatility and risk of
 agency.            default in the payment of interest and principal, than
                    higher-quality securities.

                    In addition, because revenue bonds [and limited obligation securities] are not general obligations of the issuer, the Fund will have limited recourse in the event of a termination of these securities.


                    Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Municipal Bond Fund

[LOGO OF FIFTH THIRD BANK]



Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/


                                    [CHART]


                         1996    97    98     99    00
                         ----   ----  ----   ----  ----
                         3.92%  8.59% 5.71% (3.26)% 12.4%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q4 2000   4.87%
                          Worst quarter:  Q2 1999 - 2.39%
                          Year to Date Return
                           (1/1/01 to 9/30/01)      4.55%


Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                   Inception Date Past Year Past 5 Years Since Inception
                        ------------------------------------------------
Advisor Shares/1/  3/20/95        11.78%       4.82%          5.59%
                        ------------------------------------------------
                                                         Since (4/1/95)
LBMBI(R)*                         11.69%       5.84%          6.77%

--------------------------------------------------------------------------------
------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Municipal Bond Fund.


* The Lehman Brothers Municipal Bond Index (the "LBMBI") is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Bond Fund

(Formerly the Fifth Third Quality Bond Fund

and Kent Income Fund)


[LOGO OF FIFH THIRD BANK]

Fundamental         High current income. Capital growth is a secondary
Objective           objective.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in bonds, including U.S. Treasury bills,
Strategies          notes and bonds, securities of U.S. Government agencies
                    and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                    The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.


                    An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund



[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Government/ Credit Bond Index and the Lehman Brothers Long Government/Credit Bond Index are unmanaged indices comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade, dollar-denominated, SEC-registered corporate debt.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Advisor Shares /1/

                                    [CHART]

                        1996     97    98     99    00
                        ----    ----  ----   ----  ----
                       0.68%  10.04% 8.75% -4.99% 11.46%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:   Q3 1997  4.52%
                          Worst quarter:  Q1 1996 -3.69%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     8.46%


Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------

                        Inception Date Past Year Past 5 Years Since Inception
                         ----------------------------------------------------
Advisor Shares/1/          3/20/95     11.46%        4.99%         6.78%
                         ----------------------------------------------------

Lehman Brothers
Government/Credit Bond                                        (Since 4/1/95)
Index*                                 11.84%        6.23%         7.76%
                         ----------------------------------------------------

Lehman Brothers Long
Government/Credit Bond                                        (Since 4/1/95)
Index**                                16.16%        6.58%         9.40%

--------------------------------------------------------------------------------
------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Kent Income Fund, adjusted to reflect the expenses of Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Bond Fund.


* The Lehman Brothers Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


** The Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Prime Money Market Fund

(Formerly the Fifth Third Prime Money Market Fund


and Kent Money Market Fund)


[LOGO OF FIFTH THIRD BANK]


Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

Principal           The Fund may also invest in repurchase agreements
Investment Risks    collateralized by the securities mentioned above.

                    The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political, or social developments.

Fifth Third Prime Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Advisor Shares /1/

                                    [CHART]

          1991   92    93     94    95    96    97    98     99    00
          ----  ----  ----   ----  ----  ----- ----  ----   ----  ----
          6.16% 3.97% 2.92% 3..94% 6.87%  5.29% 7.02% 4.61% 4.27% 5.45


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:                    Q1 1997 2.54%
                          Worst quarter:                   Q3 1993 0.54%
                          Year to Date Return (1/1/01 to 9/30/01)  2.88%



Average Annual Total Returns (for the periods ended December 31, 2000)
---------------------------------------------------------------------


                   Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        --------------------------------------------------------------
Advisor Shares/1/     6/14/89       5.45%      5.32%         5.04%          5.67%
--------------------------------------------------------------------------------------


------

/1/Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses for Advisor shares.


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon estimated for the current fiscal year.

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                            Stock Funds--Fee Table
                                               Fifth                  Fifth
                                 Fifth Third   Third    Fifth Third   Third
                                  Small Cap  Micro Cap    Mid Cap   Technology
                                 Growth Fund Value Fund    Fund        Fund
Maximum Sales Charge (Load)
Imposed on Purchases                 None       None        None       None
------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends      None       None        None       None
------------------------------------------------------------------------------
Maximum Deferred Sales Load          None       None        None       None
------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net
assets)
Management fees                     0.70%      1.00%       0.80%      1.00%
------------------------------------------------------------------------------
Distribution/Service (12b-1)
fees                                0.50%      0.50%       0.50%      0.50%
------------------------------------------------------------------------------
Other expenses/1/                   0.24%      0.77%       0.27%      0.51%
------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                            1.44%/2/   2.27%       1.57%/2/   2.01%
------------------------------------------------------------------------------
Fee Waiver and/or Expense
Reimbursements/3/                     --       0.37%         --         --
------------------------------------------------------------------------------
Net Expenses                          --       1.90%         --         --
------------------------------------------------------------------------------
------------------------------------------------------------------------------


/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Small Cap Growth Fund to 1.42% and for the Mid Cap Fund to 1.53%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.90% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                           Stock Funds--Fee Table
                                Fifth Third   Fifth Third    Fifth Third
                               Quality Growth Equity Index Multi Cap Value  Fifth Third
                                    Fund          Fund          Fund       Balanced Fund
Maximum Sales Charge
(Load) Imposed on
Purchases                           None        None           None            None
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends                None        None           None            None
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                                None        None           None            None
--------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of av-
erage net assets)
Management fees                     0.80%       0.30%          1.00%           0.80%
--------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees                        0.50%       0.50%          0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------
Other expenses/1/                   0.23%       0.25%          0.51%           0.27%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                  1.53%       1.05%/2/       2.01%           1.57%/2/
--------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or
Expense
Reimbursements/3/                   --          --             0.18%           --
--------------------------------------------------------------------------------------------------------------------
Net Expenses                        --          --             1.83%           --
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Equity Index Fund to 0.90% and for the Balanced Fund to 1.51%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multi Cap Value Fund to: 1.83% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses


Fee Tables


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Fees



                                                     Stock Funds--Fee Table
                                                      Fifth
                                                      Third      Fifth Third
                                                    Worldwide  Strategic Income
                                                      Fund*         Fund**
Maximum Sales Charge (Load) Imposed on Purchases       None          None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                              None          None
-------------------------------------------------------------------------------
Maximum Deferred Sales Load/1/                         None          None
-------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of
average net assets)
Management fees                                       1.00%         1.00%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) fees                     0.50%         0.50%
-------------------------------------------------------------------------------
Other expenses/1/                                     0.56%         0.56%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  2.06%         2.06%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursements              0.21%/2/      0.12%
-------------------------------------------------------------------------------
Net Expenses                                          1.85%         1.94%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


* The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.


** The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.


/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Worldwide Fund to: 1.94% for the Advisor shares and for the Strategic Income Fund to: 1.85% for the Advisor Shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses


Fee Tables


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Fees



                                       Bond Funds--Fee Table
                                     Fifth Third     Fifth Third
                                 Municipal Bond Fund Bond Fund*
Maximum Sales Charge
 (Load) Imposed on
 Purchases                              None          None
----------------------------------------------------------------
Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends                   None          None
----------------------------------------------------------------
Maximum Deferred Sales
 Load/1/                                None          None
----------------------------------------------------------------
Annual Fund Operating
 Expenses (as a
 percentage of average
 net assets)
Management fees                         0.55%         0.60%
----------------------------------------------------------------
Distribution/Service
 (12b-1) fees                           0.50%         0.50%
----------------------------------------------------------------
Other expenses/1/                       0.27%         0.28%
----------------------------------------------------------------
Total Annual Fund
 Operating Expenses                     1.32%/2/      1.38%/2/

-------------------------------------------------------------------------------
* Formerly the Fifth Third Quality Bond Fund

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Municipal Bond Fund to 1.29% and for the Bond Fund to 1.34%. These waivers and/or expense reimbursements may be discontinued at any time.

            Shareholder Fees and Fund Expenses
          A



Fee Tables


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Fees


                                Money Market Funds--
                                     Fee Table
                                                     Fifth Third
                                                     Prime Money
                                                     Market Fund
Maximum Sales Charge (Load)
 Imposed on Purchases                   None
----------------------------------------------------------------
Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None
----------------------------------------------------------------
Maximum Deferred Sales Load             None
----------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average
net assets)
Management fees                         0.40%
----------------------------------------------------------------
Distribution/Service (12b-1)
 fees                                   0.50%
----------------------------------------------------------------
Other expenses/1/                       0.21%
----------------------------------------------------------------
Total Annual Fund Operating
 Expenses                               1.11%/2/
----------------------------------------------------------------

--------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

2 The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.04%. These waivers and/or expense reimbursements may be discounted at any time.

Shareholder Fees and Fund Expenses


Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds

                 Fifth Third
                 Small Cap        1     3
                 Growth Fund     Year Years
                 Advisor Shares  $147 $456
                    -------------------------------------
                 Fifth Third
                 Micro Cap        1     3     5      10
                 Value Fund      Year Years Years  Years
                 Advisor Shares  $193 $674  $1,181 $2,577
                    -------------------------------------
                 Fifth Third      1     3     5      10
                 Mid Cap Fund    Year Years Years  Years
                 Advisor Shares  $160 $496   $855  $1,867
                    -------------------------------------
                 Fifth Third
                 Technology       1     3     5      10
                 Fund            Year Years Years  Years
                 Advisor Shares  $204 $630  $1,083 $2,338
                    -------------------------------------
                 Fifth Third
                 Quality Growth   1     3     5      10
                 Fund            Year Years Years  Years
                 Advisor Shares  $156 $483   $834  $1,824
                    -------------------------------------
                 Fifth Third
                 Equity Index     1     3
                 Fund            Year Years
                 Advisor Shares  $107 $334
                    -------------------------------------
                 Fifth Third
                 Multi Cap        1     3     5      10
                 Value Fund      Year Years Years  Years
                 Advisor Shares  $186 $613  $1,066 $2,323
                    -------------------------------------
                 Fifth Third      1     3     5      10
                 Balanced Fund   Year Years Years  Years
                 Advisor Shares  $160 $496   $855  $1,867
                    -------------------------------------
                 Fifth Third      1     3     5      10
                 Worldwide Fund  Year Years Years  Years
                 Advisor Shares  $188 $625  $1,089 $2,373
                    -------------------------------------
                 Fifth Third
                 Strategic        1     3     5      10
                 Income Fund     Year Years Years  Years
                 Advisor Shares  $197 $634  $1,097 $2,380
                    -------------------------------------
Bond Funds
                 Fifth Third
                 Municipal Bond   1     3
                 Fund            Year Years
                 Advisor Shares  $134 $418
                    -------------------------------------
                 Fifth Third      1     3     5      10
                 Bond Fund       Year Years Years  Years
                 Advisor Shares  $140 $437   $755  $1,657
                    -------------------------------------
Money Market Funds
                 Fifth Third
                 Prime Money      1     3     5      10
                 Market Fund     Year Years Years  Years
                 Advisor Shares  $111 $353   $612  $1,352
                    -------------------------------------

            Additional Information Abount the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                       FUND CODE
---------                                     --------------
Small Cap Growth Fund                                1
Micro Cap Value Fund                                 2
Mid Cap Fund                                         3
Technology Fund                                      4
Quality Growth Fund                                  5
Equity Index Fund                                    6
Multi Cap Value Fund                                 7
Balanced Fund                                        8
Worldwide Fund                                       9
Strategic Income Fund                               10
Municipal Bond Fund                                 11
Bond Fund                                           12
Prime Money Market Fund                             13

                 INSTRUMENT                     FUND CODE        RISK TYPE
                 ----------                   -------------- ------------------
American Depositary Receipts (ADRs): ADRs     1, 3, 5, 6, 8  Market
 are foreign shares of a company held by a                   Political
 U.S. bank that issues a receipt evidencing                  Foreign Investment
 ownership.

Asset-Backed Securities: Securities secured   3, 5, 8, 11-13 Pre-payment
 by company receivables, home equity loans,                  Market
 truck and auto loans, leases, credit card                   Credit
 receivables and other securities backed by                  Interest Rate
 other types of receivables or other assets.                 Regulatory
                                                             Liquidity

Bankers' Acceptances: Bills of exchange or         1-13      Credit
 time drafts drawn on and accepted by a                      Liquidity
 commercial bank. Maturities are generally                   Market
 six months or less.                                         Interest Rate

Bear Funds: A Fund intended to                      9        Inverse Market
 increase/decrease in value inversely to the                 Leverage
 stock or equity index to which it relates.                  Liquidity

Bonds: Interest-bearing or discounted              1-13      Market
 securities that obligate the issuer to pay                  Credit
 the bondholder a specified sum of money,                    Interest Rate
 usually at specific intervals, and to repay                 Political
 the principal amount of the loan at
 maturity.

Additional Information About the Funds' Investments


              INSTRUMENT                     FUND CODE           RISK TYPE
              ----------                -------------------- ------------------

Call and Put Options: A call option             1-12         Management
 gives the buyer the right to buy, and                       Liquidity
 obligates the seller of the option to                       Credit
 sell, a security at a specified                             Market
 price. A put option gives the buyer                         Leverage
 the right to sell, and obligates the
 seller of the option to buy a
 security at a specified price.

Certificates of Deposit: Negotiable             1-13         Market
 instruments with a stated maturity.                         Credit
                                                             Liquidity
                                                             Interest Rate

Closed-End Funds: Funds traded on an           9, 10         Market
 exchange, which are not redeemable on                       Liquidity
 a continuous basis.

Collateralized Mortgage Obligations:         8, 11, 12       Pre-Payment
 Mortgage-backed bonds that separate                         Interest
 mortgage pools into different
 maturity classes.

Commercial Paper: Secured and                   1-13         Credit
 unsecured short-term promissory notes                       Liquidity
 issued by corporations and other                            Market
 entities. Maturities generally vary                         Interest Rate
 from a few days to nine months.

Common Stock: Shares of ownership of a        1-8, 10        Market
 company.

Convertible Securities: Bonds or              3-10, 12       Market
 preferred stock that convert to                             Credit
 common stock.

Derivatives: Instruments whose value            1-13         Management
 is derived from an underlying                               Market
 contract, index or security, or any                         Credit
 combination thereof, including                              Liquidity
 futures, options (e.g., put and                             Leverage
 calls), options on futures, swap                            Interest Rate
 agreements, and some mortgage-backed
 securities.

Foreign Currency Transactions: Foreign           9           Foreign Investment
 currency transactions include forward                       Market
 foreign currency exchange contracts,                        Political
 foreign currency options, and foreign
 currency futures transactions.

Foreign Securities: Stocks issued by     3-5, 8, 9, 12, 13   Market
 foreign companies, as well as                               Political
 commercial paper of foreign issuers                         Liquidity
 and obligations of foreign banks,                           Foreign Investment
 overseas branches of U.S. banks and
 supranational entities.

Forward Commitments: A purchase of, or      1, 6, 11-13      Leverage
 contract to purchase, securities at a                       Liquidity
 fixed price for delivery at a future
 date.

Futures and Related Options: A          1, 3-6, 8, 9, 11, 12 Management
 contract providing for the future                           Market
 sale and purchase of a specified                            Credit
 amount of a specified security, class                       Liquidity
 of securities, or an index at a                             Leverage
 specified time in the future and at a
 specified price.

Additional Information About the Funds' Investments


                  INSTRUMENT                        FUND CODE       RISK TYPE
                  ----------                    ----------------- -------------

Guaranteed Investment Contracts: Contract              11         Credit
 between a fund and an insurance company that
 guarantees a specific rate of return on the
 invested capital over the life of the
 contract.

High-Yield/High-Risk/Debt Securities: High-        2, 7, 9, 10    Credit
 yield/high-risk/debt securities are                              Market
 securities that are rated below investment                       Liquidity
 grade by the primary rating agencies (e.g.,                      Interest Rate
 BB or lower by Standard & Poor's and Ba or
 lower by Moody's). These securities are
 considered speculative and involve greater
 risk of loss than investment grade debt
 securities. Other terms commonly used to
 describe such securities include "lower rated
 bonds," "non-investment grade bonds" and
 "junk bonds."

Illiquid Securities: Securities which may be          1-13        Liquidity
 difficult to sell at an acceptable price.                        Market

Investment Company Securities: Shares of              1-13        Market
 investment companies. These investment
 companies may include money market funds of
 Fifth Third Funds and shares of other
 registered investment companies for which the
 Advisor to a Fund or any of their affiliates
 serves as investment Advisor, administrator
 or distributor.

Investment Grade Bonds: Interest-bearing or           1-13        Market
 discounted government or corporate securities                    Credit
 that obligate the issuer to pay the
 bondholder a specified sum of money, usually
 at specific intervals, and to repay the
 principal amount of the loan at maturity.
 Investment grade bonds are those rated BBB or
 better by S&P or Baa or better by Moody's or
 similarly rated by other nationally
 recognized statistical rating organizations,
 or, if not rated, determined to be of
 comparable quality by the Advisor.

Leveraged Funds: Funds that utilize leverage            9         Market
 in an attempt to maximize gains.                                 Leverage

Loan Participations: A loan participation note        11-13       Credit
 represents participation in a corporate loan                     Liquidity
 of a commercial bank with a remaining                            Interest Rate
 maturity of one or less.

Money Market Instruments: Investment-grade,           1-13        Market
 U.S. dollar denominated debt securities that                     Credit
 have remaining maturities of one year or
 less. These securities may include U.S.
 government obligations, commercial paper and
 other short-term corporate obligations,
 repurchase agreements collateralized with
 U.S. government securities, certificates of
 deposit, bankers' acceptances, and other
 financial institution obligations. These
 securities may carry fixed or variable
 interest rates.

Mortgage-Backed Securities: Debt obligations     3, 5, 8, 11, 12  Pre-payment
 secured by real estate loans and pools of                        Market
 loans. These include collateralized mortgage                     Credit
 obligations and real estate mortgage                             Regulatory
 investment conduits.

            Additional Information About the Funds' Investments

                INSTRUMENT                        FUND CODE          RISK TYPE
                ----------                   -------------------- ---------------

Mortgage Dollar Rolls: Transactions in              11, 12        Market
 which a Fund sells securities and                                Regulatory
 simultaneously contracts with the same                           Pre-Payment
 counterparty to repurchase similar but not
 identical securities on a specified future
 date.

Municipal Securities: Securities issued by          11-13         Market
 a state or political subdivision to obtain                       Credit
 funds for various public purposes.                               Political
 Municipal securities include (a)                                 Tax
 governmental lease certificates of                               Regulatory
 participation issued by state or municipal
 authorities where payment is secured by
 installment payments for equipment,
 buildings, or other facilities being
 leased by the state or municipality; (b)
 government lease certificates purchased by
 the Fund will not contain nonappropriation
 clauses; (c) municipal notes and tax-
 exempt commercial paper; (d) serial bonds;
 (e) tax anticipation notes sold to finance
 working capital needs of municipalities in
 anticipation of receiving taxes at a later
 date; (f) bond anticipation notes sold in
 anticipation of the issuance of long-term
 bonds in the future; (g) pre-refunded
 municipal bonds whose timely payment of
 interest and principal is ensured by an
 escrow of U.S. government obligations; and
 (h) general obligation bonds.

Participation Interests: Interests in bank          11-13         Interest Rate
 loans made to corporations.                                      Credit
                                                                  Liquidity

Preferred Stocks: Preferred stocks are             4, 8, 10       Market
 equity securities that generally pay
 dividends at a specified rate and have
 preference over common stock in the
 payment of dividends and liquidation.
 Preferred stock generally does not carry
 voting rights.

Repurchase Agreements: The purchase of a             1-13         Market
 security and the simultaneous commitment                         Leverage
 to return the security to the seller at an
 agreed upon price on an agreed upon date.
 This is treated as a loan.

Restricted Securities: Securities not                1-13         Liquidity
 registered under the Securities Act of                           Market
 1933, such as privately placed commercial
 paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of           1-13         Market
 a security and the simultaneous commitment                       Leverage
 to buy the security back at an agreed upon
 price on an agreed upon date. This is
 treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33          1-13         Market
 1/3% of the Fund's total assets. In return                       Leverage
 the Fund will receive cash, other                                Liquidity
 securities, and/or letters of credit.                            Credit

Additional Information About the Funds' Investments


                INSTRUMENT                       FUND CODE          RISK TYPE
                ----------                  -------------------- ---------------

Short-Term Trading: The sale of a security       2-5, 7-12       Market
 soon after its purchase. A portfolio
 engaging in such trading will have higher
 turnover and transaction expenses.

Small and Micro Cap Equities: Equity              1, 2, 7        Market
 securities of companies with market                             Liquidity
 capitalization within or lower than those
 included in the S & P Small Cap 600
 Index.

Standard & Poor's Depository Receipts               1-10         Market
 ("SPDRs"): Ownership in a long-term unit
 investment trust that holds a portfolio
 of common stocks designed to track the
 price performance and dividend yield of
 an index, such as the S&P 500 Index.
 Index-based securities entitle a holder
 to receive proportionate quarterly cash
 distributions corresponding to the
 dividends that accrue to the index stocks
 in the underlying portfolio, less trust
 expenses.

Stand-by Commitments: Contract where a               11          Market
 dealer agrees to purchase at a Fund's
 option a specified municipal obligation
 at its amortized cost value to the Fund
 plus accrued interest.

Stock-Index Options: A security that             3-5, 7, 8       Management
 combines features of options with                               Market
 securities trading using composite stock                        Credit
 indices.                                                        Liquidity
                                                                 Leverage

Stripped Obligations: U.S. Treasury                11-13         Interest Rate
 Obligations and their unmatured interest
 coupons that have been separated
 ("stripped") by their holder, typically a
 custodian bank or other institution.

Time Deposits: Non-negotiable receipts              1-13         Liquidity
 issued by a bank in exchange for the                            Credit
 deposit of funds.                                               Market

U.S. Government Agency Securities:                  1-13         Interest Rate
 Securities issued by agencies and                               Credit
 instrumentalities of the U.S. government.
 These include Ginnie Mae, Fannie Mae, and
 Freddie Mac.

U.S. Treasury Obligations: Bills, notes,            1-13         Interest Rate
 bonds, separately traded registered
 interest and principal securities, and
 coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:           8, 11-13       Credit
 Obligations with interest rates which are                       Liquidity
 reset daily, weekly, quarterly or some                          Market
 other period and which may be payable to
 the Fund on demand.

Additional Information About the Funds' Investments


                INSTRUMENT                        FUND CODE          RISK TYPE
                ----------                   -------------------- ---------------

Warrants: Securities, typically issued with    1, 3, 4-6, 8, 9    Market
 preferred stock or bonds, that give the                          Credit
 holder the right to buy a proportionate
 amount of common stock at a specified
 price.

When-Issued and Delayed Delivery               1, 3-6, 8, 11-13   Market
 Transactions: Purchase or contract to                            Leverage
 purchase securities at a fixed price for                         Liquidity
 delivery at a future date. Under normal                          Credit
 market conditions, when-issued purchases
 and forward commitments will not exceed
 20% of the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations:      1, 4, 6, 11-13    Market
 U.S. dollar denominated bonds issued by                          Credit
 foreign corporations or governments.                             Interest Rate
 Sovereign bonds are those issued by the                          Political
 government of a foreign country.                                 Foreign
 Supranational bonds are those issued by                          Investment
 supranational entities, such as the World
 Bank and European Investment Bank.
 Canadian bonds are those issued by
 Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and            4, 11-13       Credit
 other debt obligations that pay no                               Market
 interest, but are issued at a discount                           Interest
 from their value at maturity. When held to                       Rate
 maturity, their entire return equals the
 difference between their issue price and
 their maturity value.

            Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

            Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management


Investment Advisor


Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds. The Advisor is wholly owned by Fifth Third Bank. The Advisor, an investment management organization founded in 1976, is actively engaged in providing discretionary investment management services to institutional and individual clients.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management, including $5.9 billion of assets in the Fifth Third Funds.


The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:


                         As a percentage of
                         Average net assets
-------------------------------------------
Small Cap Growth Fund          0.70%
-------------------------------------------
Micro Cap Value Fund*          1.00%
-------------------------------------------
Mid Cap Fund                   0.80%
-------------------------------------------
Technology Fund                1.00%
-------------------------------------------
Quality Growth Fund            0.80%
-------------------------------------------
Equity Index Fund              0.25%
-------------------------------------------
Multi Cap Value Fund*          1.00%
-------------------------------------------
Balanced Fund                  0.80%
-------------------------------------------
Worldwide Fund*                1.00%
-------------------------------------------
Strategic Income Fund*         1.00%
-------------------------------------------
Municipal Bond Fund            0.55%
-------------------------------------------
Bond Fund                      0.60%
-------------------------------------------
Prime Money Market Fund        0.39%
-------------------------------------------


* The figures shown above reflect the management fees paid as of the end of the fiscal year of the predecessor Fund (12/31/2000). The annualized fees paid to the Advisor for the seven month period ended July 31, 2001 were:
   Micro Cap Value Fund--1.00%, Multi Cap Value Fund--1.00%, Worldwide Fund-- 1.00% and Strategic Income Fund--1.00% as a percentage of average net assets.

Fund Management

Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Asset Management Inc. and is Vice President and Trust Officer of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.


Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 20 years of investment experience and has earned his Chartered Financial Analyst designation. Steven earned a B.S. and MBA from The Ohio State University.


Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He has earned his Chartered Financial Analyst designation, has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.


Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.


James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.


David C. Eder has been the co-portfolio manager of the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.


Robert Cummisford has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since January 1999. Currently, he is the Director of Small Company Growth Strategies for Fifth Third Investment Advisors and is Vice President of Fifth Third Bank. Mr. Cummisford has over eleven years of investment experience and has been a portfolio manager for the last 9 years with the Advisor and its predecessor, Lyon

Fund Management


Street Asset Management Company. He has earned his Chartered Financial Analyst designation, and is a member of the Investment Analysts' Society of Chicago-- West Michigan Chapter. He earned B.A. degrees in Economics and Behavioral Sciences, cum laude, from Lake Forest College.


Michael S. Gilmore has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.


Brian J. Smolinski has been the co-portfolio manager of the Fifth Third Equity Index Fund since June 1998. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, cum laude, in 1983 and his MBA in 1992 from Western Michigan University.


Bond Funds

Investment decisions for the Fifth Third Bond Fund, as well as the bond portion of Fifth Third Balanced Fund, are made by a team of investment professionals, all of whom are employees of Fifth Third Asset Management Inc.

Michael J. Martin, has been co-portfolio manager for the Fifth Third Municipal Bond Fund since November 1997. Mr. Martin has over six years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in geological engineering, with honors, from Michigan Technological Institute in 1983 and his MBA from Michigan State University in 1989.


Sarah M. Quirk, has been the co-portfolio manager for the Fifth Third Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1977.


Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

    Maximum
 Administrative   Average Aggregate Daily
      Fee         Net Assets of the Trust
     0.20%        of the first $1 billion
     0.18%         of the next $1 billion
     0.17%        in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Prime Money Market Fund calculates its NAV at 2 p.m. Cincinnati time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.


Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Prime Money Market Fund--2 p.m.


You may purchase Advisor Shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee. Advisor Shares are also available through broker dealers and financial institutions which have a sales agreement with the distributor.


In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.


Shareholder         For Fifth Third Securities brokerage account holders,
Contact             please contact your Fifth Third Securities representative
Information         at your local banking center or call 1-888-889-1025.

                    For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

                    For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

Shareholder Information

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts


               The minimum initial investment in Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The Funds reserve the right to waive the minimum initial investment.


               All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

               For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

               The Funds may reject a purchase order for any reason.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests (See "Shareholder Contact Information" above). Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information


Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares-Advisor shares.
your Fund shares
for the same         If exchanging shares through your financial institution,
class of shares      ask it for exchange procedures or call 1-800-282-5706.
of any other
Fifth Third Fund.
No transaction       Notes on exchanges
fees are charged
for exchanges. Be
sure to read the
Prospectus
carefully of any     To prevent disruption in the management of the Funds,
Fund into which      market timing strategies and frequent exchange activity
you wish to          may be limited by the Funds. Although not anticipated,
exchange shares.     the Funds may reject exchanges, or change or terminate
                     Shares of the new Fund must be held in the same account rights to exchange shares at any time. name, with the same registration and tax identification numbers, as the shares of the old Fund.

                     The Exchange Privilege may be changed or eliminated at

                  any time.
You must meet the
minimum
investment
requirements for
the Fund into
which you are        The Exchange Privilege is available only in states where
exchanging.          shares of the Funds may be sold.
Exchanges from
one Fund to          All exchanges are based on the relative net asset value
another are          next determined after the exchange order is received by
taxable for          the Funds.
investors subject
to federal or
state income
taxation.

Shareholder Information



Distribution/Service  12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees for      and investment representatives for services and expenses
Advisor Shares        related to the sale and distribution of the Fund's shares

                  and/or for providing shareholder services.

                      In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                      12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                      12b-1 fees may cost you more than paying other types of sales charges.

                      Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

Dividends And         All dividends and capital gains will be automatically
Capital Gains         reinvested unless you request otherwise. You can receive
                      them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                      Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                      Dividends, if any, are declared daily and paid monthly by the Fifth Third Prime Money Market Fund. Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Municipal Bond Fund, and Fifth Third Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Equity Index Fund, Fifth Third Mid Cap Fund, Fifth Third Technology Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Balanced Fund. Dividends, if any, are declared and paid annually by the following Funds:
                      Fifth Third Small Cap Growth Fund and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information


Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for the Fifth Third Municipal Bond Fund

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fifth Third Municipal Bond Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Municipal Bond Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fifth Third Municipal Bond Fund generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for periods ended prior to December 31, 2000 for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request. Financial highlights for the Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Fund, Fifth Third Technology Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Municipal Bond Fund, Fifth Third Bond Fund, and Fifth Third Prime Money Market Fund are not presented because the Advisor Shares of these Funds had not commenced operations as of October 29, 2001.

            Financial Highlights

                                           Fifth Third Micro Cap Value Fund


                                           Advisor Shares




                                                Year Ended
                                 Six Months    December 31,
                                    Ended      ---------------     Year Ended
                                June 30, 2001   2000     1999    Dec. 31, 1998*
                                -------------  ------   ------   --------------
                                 (Unaudited)
Per Share Data
Net Asset Value, Beginning of
 Period                            $  4.88     $ 5.58   $ 4.80       $ 5.00
--------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income (loss)         0.00**     0.03    (0.06)       (0.07)
 Net realized and unrealized
  gains/(losses) from
  investments                         1.32      (0.11)    1.08        (0.09)
--------------------------------------------------------------------------------
 Total from Investment
  Operations                          1.32      (0.08)    1.02        (0.16)
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                 --       (0.03)     --           --
 Net realized gain on
  investments                        (0.00)**   (0.59)   (0.24)       (0.04)
--------------------------------------------------------------------------------
 Total Distributions                 (0.00)     (0.62)   (0.24)       (0.04)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $  6.20     $ 4.88   $ 5.58       $ 4.80
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return                         27.14%(b)  (1.38%)  21.19%       (3.27%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                         1.76%(a)   1.90%    2.10%        2.69%(a)
 Net investment income                0.10%(a)   0.53%   (0.82%)      (1.33%)(a)
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  ($000)                            20,441     15,424    9,128        3,159
 Portfolio turnover                     34%       116%      96%         109%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.


**  Amount is less than $0.005 per share.


(a)  Annualized.


(b)  Non annualized.

            Financial Highlights

                                           Fifth Third Multi Cap Value Fund


                                           Advisor Shares




                          Six Months         Year ended December 31,
                             Ended      ---------------------------------------
                         June 30, 2001   2000    1999    1998     1997    1996
                         -------------  ------  ------  ------   ------  ------
                          (Unaudited)
Per Share Data
Net Asset Value,
 Beginning of Period        $18.61      $17.49  $15.92  $18.23   $16.00  $14.57
--------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income        0.05        0.18    0.19    0.20     0.15    0.27
 Net realized and
  unrealized
  gains/(losses)
  from investments            0.77        3.89    1.86   (1.80)    4.33    2.50
--------------------------------------------------------------------------------
 Total from Investment
  Operations                  0.82        4.07    2.05   (1.60)    4.48    2.77
--------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --        (0.17)  (0.23)  (0.20)   (0.15)  (0.27)
 Net realized gain on
  investments                  --        (2.72)  (0.25)  (0.51)   (2.10)  (1.07)
 Return of capital             --        (0.06)    --      --       --      --
--------------------------------------------------------------------------------
 Total Distributions           --        (2.95)  (0.48)  (0.71)   (2.25)  (1.34)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $19.43      $18.61  $17.49  $15.92   $18.23  $16.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return                  4.41%(b)   23.29%  12.93%  (8.74%)  28.16%  19.13%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                 1.70%(a)    1.83%   1.83%   1.80%    1.87%   1.90%
 Net investment income        0.50%(a)    0.91%   1.12%   1.15%    1.80%   1.71%
--------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period ($000)             46,647      49,260  39,885  53,279   55,637  38,765
 Portfolio turnover             32%        121%     78%    118%      89%    111%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




(a)  Annualized.


(b)  Non annualized.

            Financial Highlights

                                                 Fifth Third Worldwide Fund


                                              Advisor Shares




                          Six Months           Year Ended December 31,
                             Ended       ------------------------------------------
                         June 30, 2001    2000      1999     1998     1997    1996
Per Share Data           -------------   -------   ------   ------   ------  ------
                          (Unaudited)
Net Asset Value,
 Beginning of Period        $14.09       $ 19.19   $13.29   $10.38   $10.82  $ 9.82
-------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income
  (loss)                     (0.07)        (0.21)   (0.07)   (0.12)    0.52   (0.08)
 Net realized and
  unrealized
  gains/(losses) from
  investments                (1.19)        (1.94)    6.78     3.76     0.07    2.14
-------------------------------------------------------------------------------------
 Total from Investment
  Operations                 (1.26)        (2.15)    6.71     3.64     0.59    2.06
-------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --            --       --       --     (0.52)    --
 Net realized gain on
  investments                (0.12)        (2.95)   (0.81)   (0.73)   (0.51)  (1.06)
-------------------------------------------------------------------------------------
 Total Distributions         (0.12)        (2.95)   (0.81)   (0.73)   (1.03)  (1.06)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $12.71       $ 14.09   $19.19   $13.29   $10.38  $10.82
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return                 (9.79%)(b)   (12.38%)  50.58%   35.14%    5.49%  21.03%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Ratios/Supplemental
Data
Ratios to Average Net
 Assets:
 Net expenses                 1.92% (a)     1.94%    1.92%    2.63%    2.49%   3.92%
 Net investment income       (0.91%)(a)    (1.13%)  (0.49%)  (1.10%)   4.19%  (0.73%)
-------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period ($000)             24,596        37,087   32,324    8,059    3,395   3,156
 Portfolio turnover            571%         1204%    1172%    2792%    1511%   1267%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------




(a) Annualized.


(b) Non annualized.

            Financial Highlights

                                          Fifth Third Strategic Income Fund


                                           Advisor Shares




                          Six Months            Year Ended December 31,
                             Ended      --------------------------------------------
                         June 30, 2001   2000     1999      1998     1997     1996
                         -------------  -------  -------   -------  -------  -------
                          (Unaudited)
Per Share Data
Net Asset Value,
 Beginning of Period        $  9.95     $  9.22  $ 10.61   $ 11.31  $ 10.78  $ 10.54
-------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income         0.33        0.73     0.86      0.72     0.67     0.70
 Net realized and
  unrealized
  gains/(losses)
  from investments             0.54        0.70    (1.43)    (0.33)    0.53     0.24
-------------------------------------------------------------------------------------
 Total from Investment
  Operations                   0.87        1.43    (0.57)     0.39     1.20     0.94
-------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income        (0.35)      (0.70)   (0.82)    (0.72)   (0.67)   (0.70)
 Net realized gain on
  investments                   --          --       --      (0.37)     --       --
-------------------------------------------------------------------------------------
 Total Distributions          (0.35)      (0.70)   (0.82)    (1.09)   (0.67)   (0.70)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                     $ 10.47     $  9.95  $  9.22   $ 10.61  $ 11.31  $ 10.78
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return                   8.83%(b)   16.01%   (5.72%)    3.49%   11.47%    9.20%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Ratios/Supplemental
Data
Ratios to Average Net
 Assets:
 Net expenses                  1.70%(a)    1.85%    1.91%     1.87%    1.91%    1.92%
 Net investment income         6.63%(a)    7.53%    7.87%     6.52%    6.08%    6.50%
-------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period ($000)              33,557      32,351   24,023    39,650   38,620   35,728
 Portfolio turnover              17%         48%      51%       59%      70%      78%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------




(a)  Annualized.


(b)  Non annualized.


Addresses
--------------------------------------------------------------------------------
Fifth Third Funds                           Fifth Third Funds
Stock and Bond Mutual Funds                 3435 Stelzer Road
Money Market Mutual Funds                   Columbus, Ohio 43219
Advisor Shares
--------------------------------------------------------------------------------

Investment Advisor                          Fifth Third Asset Management Inc.
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor                                 Fifth Third Funds Distributor, Inc.
                                            3435 Stelzer Road
                                            Columbus, Ohio 43219
--------------------------------------------------------------------------------

Custodian, Transfer Agent,
Dividend Disbursing Agent,                  Fifth Third Bank
and Administrator                           38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant   BISYS Fund Services Limited Partnership
                                            3435 Stelzer Road
                                            Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent                          BISYS Fund Services Ohio, Inc.
                                            3435 Stelzer Road
                                            Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                        Arthur Andersen LLP
                                            720 E. Pete Rose Way
                                            Suite 400
                                            Cincinnati, Ohio 45202
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies.It is incorporated by reference and is legally considered a part of this prospectus.


  You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                          Telephone:  1-800-282-5706
                         Internet: http://www.53.com*
                                   ------------------

              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:

 .     For a fee, by writing the Public Reference Section of the Commission,
      Washington, D.C.20549-0102 or calling 1-202-942-8090, or by electronic request,by e-mailing the Commission at the following address: publicinfo@sec.gov.

 .     At no charge from the Commission's Website at http://www.sec.gov.

                           [LOGO] Fifth Third Funds

  Adv-ALL-01 10/01                     Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]

Fifth Third Funds
Money Market Mutual Funds
Institutional Shares

Working hard to build your wealth!

----------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Money Market Mutual Funds
Institutional Shares

Overview

This section provides important information about each of the money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

                                Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks
--------------------------------------------------------

Prime Money Market Fund                                2
Government Money Market Fund                           4
U.S. Treasury Money Market Fund                        6
Michigan Municipal Money Market Fund                   8
Municipal Money Market Fund                           10
Shareholder Fees and Fund Expenses
--------------------------------------------------------
Fee Tables                                            12
Expense Examples                                      14
Additional Information About the Funds' Investments
--------------------------------------------------------
                                                      15
Fund Management
--------------------------------------------------------
Investment Advisor                                    20
Fund Administration                                   20
Shareholder Information
--------------------------------------------------------
Purchasing and Selling Fund Shares                    21
Purchasing and Adding to Your Shares                  21
Shareholder Contact Information                       21
Selling Your Shares                                   22
Exchanging Your Shares                                23
Dividends and Capital Gains                           23
Taxation                                              23
Financial Highlights
--------------------------------------------------------
                                                      25
Back Cover
--------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Prime Money Market Fund

(Formerly the Fifth Third Prime Money Market Fund and Kent Money Market Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.


Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, credit risk and foreign investment risk.
                    Interest rate risk involves the possibility that the
An investment in    Fund's yield will decrease due to a decrease in interest
the Fund is not a   rates or that the value of the Fund's investments will
deposit of Fifth    decline due to an increase in interest rates. Net asset
Third Bank or any   value risk involves the possibility that the Fund will be
other bank and is   unable to meet its goal of a constant $1.00 per share.
not insured or      Credit risk involves the risk that an issuer cannot make
guaranteed by the   timely interest and principal payments on its debt
FDIC or any other   securities. Foreign investment risk involves the risk
government agency.  associated with higher transaction costs, delayed
Although the Fund   settlements, and adverse economic, political or social
seeks to preserve   developments.

the value of your
investment at
$1.00 per share,
it is possible to
lose money by
investing in this
Fund.

Fifth Third Prime Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


        Year-by-Year Total Returns as of 12/31 For Institutional Shares

                                    [CHART]

      1991      92     93     94     95     96     97     98     99     00
      -----   -----   -----  -----  -----  -----  -----  -----  -----  -----
      5.76%   3.37%   2.69%  3.83%  5.60%  5.04%  5.21%  5.13%  4.79%  6.06%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:    Q1 1991 1.62%
                          Worst quarter:   Q2 1993 0.65%
                          Year to Date Return (1/1/01 to
                           9/30/01)                3.26%

                                -------------------------


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                                                              Since Inception
                         Past Year Past 5 Years Past 10 Years    (6/14/89)
                   ----------------------------------------------------------
   Institutional Shares    6.06%      5.25%         4.74%          5.20%

--------------------------------------------------------------------------------

  To obtain current yield information, visit www.53.com or call
  1-800-282-5706.

Fifth Third Government Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High current income consistent with stability of principal
Objective           and liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. Agency securities are generally limited to those that are considered tax advantaged by some states.


Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, and credit risk. Interest rate risk
                    involves the possibility that the Fund's yield will
An investment in    decrease due to a decrease in interest rates or that the
the Fund is not     value of the Fund's investments will decline due to an
a deposit of        increase in interest rates. Net asset value risk involves
Fifth Third Bank    the possibility that the Fund will be unable to meet its
or any other        goal of a constant $1.00 per share. Credit risk involves
bank and is not     the risk that an issuer cannot make timely interest and
insured or          principal payments on its debt securities.
guaranteed by
the FDIC or any
other government
agency. Although
the Fund seeks
to preserve the
value of your
investment at
$1.00 per share,
it is possible
to lose money by
investing in
this Fund.

Fifth Third Government Money Market Fund
[LOGO OF FIFTH THIRD FUNDS]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

        Year-by-Year Total Returns as of 12/31 For Institutional Shares

                                    [CHART]

      1992    93      94      95      96      97      98      99      00
      ----   ----    ----    ----    ----    ----    ----    ----    ----
      3.36%  2.69%   3.84%   5.51%   4.96%   5.10%   4.98%   4.61%   5.89%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:    Q4 2000 1.53%
                          Worst quarter:   Q2 1993 0.65%
                          Year to Date Return (1/1/01 to
                           9/30/01):               3.16%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                                                Since Inception
                         Past Year Past 5 Years    (7/10/91)
                      -----------------------------------------
   Institutional Shares    5.86%      5.10%          4.56%

--------------------------------------------------------------------------------

  To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third U.S. Treasury Money Market Fund
[LOGO OF FIFTH THIRD BANK]


Fundamental         Stability of principal and current income consistent with
Objective           stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.


Principal           The Fund's principal risks include interest rate risk and
Investment Risks    net asset value risk. Interest rate risk involves the
                    possibility that the Fund's yield will decrease due to a
An investment in    decrease in interest rates or that the value of the Fund's
the Fund is not a   investments will decline due to an increase in interest
deposit of Fifth    rates. Net asset value risk involves the possibility that
Third Bank or any   the Fund will be unable to meet its goal of a constant
other bank and is   $1.00 per share.
not insured or
guaranteed by the
FDIC or any other
government agency.
Although the Fund
seeks to preserve
the value of your
investment at $1.00
per share, it is
possible to lose
money by investing
in this Fund.

Fifth Third U.S. Treasury Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares

                                    [CHART]

   1991     92     93      94      95      96      97      98      99      00
   ----    ----   ----    ----    ----    ----    ----    ----    ----    ----
   5.67%   3.39%  2.74%   3.79%   5.57%   5.05%   5.25%   5.12%   4.70%   5.98%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:    Q4 2000 1.57%
                          Worst quarter:   Q2 1993 0.67%
                          Year to Date Return (1/1/01 to
                           9/30/01):               3.16%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                                                              Since Inception
                         Past Year Past 5 Years Past 10 Years   (12/12/88)
                      -------------------------------------------------------
   Institutional Shares    5.98%      5.22%         4.72%          5.33%
--------------------------------------------------------------------------------


  For current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Michigan Municipal Money Market Fund
(Formerly Kent Michigan Municipal Money Market Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income that is exempt from federal income tax and
Objective           Michigan personal income tax.

Principal           The Fund, under normal circumstances, invests at least 80%
Investment          of its assets in municipal obligations, which consist of
Strategies          bonds, notes and commercial paper issued by states and
                    their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

                    The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Principal           The principal risks of investing in the Fund include
Investment Risks    interest rate risk, net asset value risk, and credit risk.
                    Interest rate risk involves the possibility that the
An investment in    Fund's yield will decrease due to a decrease in interest
the Fund is not a   rates or that the value of the Fund's investments will
deposit of Fifth    decline due to an increase in interest rates. Net asset
Third Bank or any   value risk involves the possibility that the Fund will be
other bank and is   unable to meet its goal of a constant $1.00 per share.
not insured or      Credit risk involves the risk that an issuer cannot make
guaranteed by the   timely interest and principal payments on its debt
FDIC or any other   securities.
government agency.
Although the Fund   Due to the level of investment in municipal obligations
seeks to preserve   issued by the State of Michigan and its local governments,
the value of your   the performance of the Fund will be closely tied to the
investment at       economic and political conditions in the State of
$1.00 per share,    Michigan, and, therefore, an investment in the Fund may be
it is possible to   riskier than an investment in other types of money market
lose money by       funds. The State's economy is principally dependent upon
investing in this   manufacturing (particularly automobiles, office equipment
Fund.               and other durable goods), tourism and agriculture and
                    historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Fifth Third Michigan Municipal Money Market Fund


[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                    [CHART]

        92     93      94      95      96      97      98      99      00
       ----   ----    ----    ----    ----    ----    ----    ----    ----
       2.63%  2.00%   2.40%   3.50%   3.11%   3.31%   3.06%   2.86%   3.73%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:    Q4 2000 0.98%
                          Worst quarter:   Q4 1993 0.40%
                          Year to Date Return (1/1/01 to
                           9/30/01):               2.06%

                                -----------------------------------------------


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                                                 Since Inception
                          Past Year Past 5 Years    (6/3/91)
                      ------------------------------------------
   Institutional Shares*    3.73%      3.21%          3.01%

--------------------------------------------------------------------------------

  To obtain current yield information, visit www.53.com or call
1-800-282-5706.

------

* For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

Fifth Third Municipal Money Market Fund
(Formerly the Fifth Third Tax Exempt Money Market Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Maximize current income, exempt from federal income tax,
Objective           while preserving capital and maintaining liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

                    Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements
                    collateralized by U.S. Treasury securities.
Principal
Investment Risks    The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate
An investment in    risk involves the possibility that the Fund's yield will
the Fund is not a   decrease due to a decrease in interest rates or that the
deposit of Fifth    value of the Fund's investments will decline due to an
Third Bank or any   increase in interest rates. Net asset value risk involves
other bank and is   the possibility that the Fund will be unable to meet its
not insured or      goal of a constant $1.00 per share. Credit risk involves
guaranteed by the   the risk that an issuer cannot make timely interest and
FDIC or any other   principal payments on its debt securities. Tax risk
government agency.  involves the possibility that the issuer of securities
Although the Fund   will fail to comply with certain requirements of the
seeks to preserve   Internal Revenue Code, which would create adverse tax
the value of your   consequences.
investment at
$1.00 per share,
it is possible to
lose money by
investing in this
Fund.

Fifth Third Municipal Money Market Fund

[LOGO OF FIFTH THIRD BANK]



Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

       Year-by-Year Total Returns as of 12/31 For Institutional Shares*

                                    [CHART]

   1991     92     93      94      95      96      97      98      99      00
   ----    ----   ----    ----    ----    ----    ----    ----    ----    ----
   3.95%   2.42%  1.81%   2.10%   2.95%   2.72%   2.75%   2.60%   2.86%   3.88%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:    Q3 1991 1.08%
                          Worst quarter:   Q4 1992 0.45%
                          Year to Date Return (1/1/01 to
                           9/30/01):               2.08%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                                                               Since Inception
                          Past Year Past 5 Years Past 10 Years    (9/7/83)
                      --------------------------------------------------------
   Institutional Shares*    3.88%      2.96%         2.80%          3.68%

--------------------------------------------------------------------------------

  To obtain current yield information, visit www.53.com or call 1-800-282-5706.

------

  * The Fund first offered Institutional shares on 9/21/98. The quoted performance of the Fund for the period prior to 9/21/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.


 Shareholder Fees

                                       Money Market Funds--Fee Table
                                       -----------------------------
                                          Fifth Third Fifth Third
                                          Prime Money  Government
                                           Market    Money Market
                                            Fund         Fund
Maximum Sales Charge (Load) Imposed
on Purchases                                 None        None
-----------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends                      None        None
-----------------------------------------------------------------
Maximum Deferred Sales Load                  None        None
-----------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees                             0.40%       0.40%
-----------------------------------------------------------------
Distribution (12b-1) fees                    None        None
-----------------------------------------------------------------
Other expenses                              0.23%/1/    0.20%
-----------------------------------------------------------------
Total Annual Fund Operating Expenses        0.63%       0.60%/2/
Fee Waiver and/or
Expense Reimbursement/3/                    0.09%          --
-----------------------------------------------------------------
Net Expenses                                0.54%          --
-----------------------------------------------------------------
-----------------------------------------------------------------


/1/Other Expenses are based on estimated amounts for the current fiscal year.


/2/During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to 0.55%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to 0.54%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

 Shareholder Fees

                                      Money Market Funds--Fee Table Fifth Third
                                      -----------------------------------------
                                         Fifth Third    Michigan   Fifth Third
                                        U.S. Treasury  Municipal    Municipal
                                        Money Market  Money Market Money Market
                                            Fund          Fund         Fund
Maximum Sales Charge (Load) Imposed on
Purchases                                    None         None         None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                         None         None         None
-------------------------------------------------------------------------------
Maximum Deferred Sales Load                  None         None         None
-------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net
assets)
Management fees                             0.40%        0.40%        0.50%
-------------------------------------------------------------------------------
Distribution (12b-1) fees                    None         None         None
-------------------------------------------------------------------------------
Other expenses                              0.24%        0.25%/1/     0.24%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        0.64%/2/     0.65%        0.74%/2/
-------------------------------------------------------------------------------
Fee Waiver and/or Expense
Reimbursement/3/                               --        0.11%           --
-------------------------------------------------------------------------------
Net Expenses                                   --        0.54%           --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

/1/Other expenses are based on estimated amounts for the current fiscal year.

/2/During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Treasury Money Market Fund to 0.39% and for the Municipal Money Market Fund to 0.29%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Money Market Fund to 0.54%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds

             Fifth Third Prime      1     3     5    10
             Money Market Fund     Year Years Years Years
             --------------------------------------------
             Institutional Shares  $55  $193  $342  $778
             --------------------------------------------
             Fifth Third
             Government             1     3     5    10
             Money Market Fund     Year Years Years Years
             --------------------------------------------
             Institutional Shares  $61  $192  $335  $750
             --------------------------------------------
             Fifth Third U.S.
             Treasury               1     3     5    10
             Money Market Fund     Year Years Years Years
             --------------------------------------------
             Institutional Shares  $65  $205  $357  $798
             --------------------------------------------
             Fifth Third
             Michigan Municipal     1     3
             Money Market Fund     Year Years
             --------------------------------------------
             Institutional Shares  $55  $197
             --------------------------------------------
             Fifth Third
             Municipal              1     3     5    10
             Money Market Fund     Year Years Years Years
             --------------------------------------------
             Institutional Shares  $76  $237  $411  $918
             --------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                              FUND CODE
---------                                              ----------
Prime Money Market Fund..............................      1
Government Money Market Fund.........................      2
U.S. Treasury Money Market Fund......................      3
Michigan Municipal Money Market Fund.................      4
Municipal Money Market Fund..........................      5


INSTRUMENT                                             FUND CODE    RISK TYPE
----------                                             ----------   ---------
Asset-Backed Securities: Securities secured by         1, 2, 4, 5  Pre-payment
 company receivables, home equity loans, truck and                   Market
 auto loans, leases, credit card receivables and                     Credit
 other securities backed by other types of                        Interest Rate
 receivables or other assets.                                      Regulatory
                                                                    Liquidity

Bankers' Acceptances: Bills of exchange or time        1, 2, 4, 5    Credit
 drafts drawn on and accepted by a commercial bank.                 Liquidity
 Maturities are generally six months or less.                        Market
                                                                  Interest Rate

Bonds: Interest-bearing or discounted securities that     1-5        Market
 obligate the issuer to pay the bondholder a                         Credit
 specified sum of money, usually at specific                      Interest Rate
 intervals, and to repay the principal amount of the                Liquidity
 loan at maturity.

Certificates of Deposit: Negotiable instruments with   1, 2, 4, 5    Market
 a stated maturity.                                                  Credit
                                                                    Liquidity
                                                                  Interest Rate

Commercial Paper: Secured and unsecured short-term     1, 2, 4, 5    Credit
 promissory notes issued by corporations and other                  Liquidity
 entities. Maturities generally vary from a few days                 Market
 to nine months.                                                  Interest Rate

Derivatives: Instruments whose value is derived from   1, 2, 3, 5  Management
 an underlying contract, index or security, or any                   Market
 combination thereof, including futures, options                     Credit
 (e.g., put and calls), options on futures, swap                    Liquidity
 agreements, and some mortgage-backed securities.                   Leverage
                                                                  Interest Rate

Additional Information About the Funds' Investments

INSTRUMENT                                             FUND CODE    RISK TYPE
----------                                             ----------   ---------
Forward Commitments: A purchase of, or contract to        1-5
 purchase, securities at a fixed price for delivery                 Leverage
 at a future date.                                                  Liquidity

Futures and Related Options: A contract providing for      2       Management
 the future sale and purchase of a specified amount                  Market
 of a specified security, class of securities, or an                 Credit
 index at a specified time in the future and at a                   Liquidity
 specified price.                                                   Leverage

Illiquid Securities: Securities which may be              1-5       Liquidity
 difficult to sell at an acceptable price.                           Market

Investment Company Securities: Shares of investment       1-5        Market
 companies. These investment companies may include
 money market funds of Fifth Third Funds and shares
 of other registered investment companies for which
 the Adviser to a Fund or any of their affiliates
 serves as investment adviser, administrator or
 distributor.

Investment Grade Bonds: Interest-bearing or            1, 2, 4, 5    Market
 discounted government or corporate securities that                  Credit
 obligate the issuer to pay the bondholder a
 specified sum of money, usually at specific
 intervals, and to repay the principal amount of the
 loan at maturity. Investment grade bonds are those
 rated BBB or better by S&P or Baa or better by
 Moody's or similarly rated by other nationally
 recognized statistical rating organizations, or, if
 not rated, determined to be of comparable quality by
 the Adviser.

Loan Participations: A loan participation note         1, 2, 4, 5    Credit
 represents participation in a corporate loan of a                  Liquidity
 commercial bank with a remaining maturity of one                 Interest Rate
 year or less.

Money Market Instruments: Investment-grade, U.S.          1-5        Market
 dollar denominated debt securities that have                        Credit
 remaining maturities of one year or less. These
 securities may include U.S. government obligations,
 commercial paper and other short-term corporate
 obligations, repurchase agreements collateralized
 with U.S. government securities, certificates of
 deposit, bankers' acceptances, and other financial
 institution obligations. These securities may carry
 fixed or variable interest rates.

Municipal Securities: Securities issued by a state or  1, 2, 4, 5    Market
 political subdivision to obtain funds for various                   Credit
 public purposes. Municipal securities include (a)                  Political
 governmental lease certificates of participation                      Tax
 issued by state or municipal authorities where                    Regulatory
 payment is secured by installment payments for
 equipment, buildings, or other facilities being
 leased by the state or municipality; (b) government
 lease certificates purchased by the Fund will not
 contain nonappropriation clauses; (c) municipal
 notes and tax-exempt commercial paper; (d) serial
 bonds; (e) tax anticipation notes sold to finance
 working capital needs of municipalities in
 anticipation of receiving taxes at a later date; (f)
 bond anticipation notes sold in anticipation of the
 issuance of long-term bonds in the future; (g) pre-
 refunded municipal bonds whose timely payment of
 interest and principal is ensured by an escrow of
 U.S. government obligations; and (h) general
 obligation bonds.

Additional Information About the Funds' Investments

INSTRUMENT                                             FUND CODE    RISK TYPE
----------                                             ----------   ---------
Participation Interests: Interests in bank loans made  1, 2, 4, 5 Interest Rate
 to corporations.                                                    Credit
                                                                    Liquidity

Repurchase Agreements: The purchase of a security and     1-5        Market
 the simultaneous commitment to return the security                 Leverage
 to the seller at an agreed upon price on an agreed
 upon date. This is treated as a loan.

Restricted Securities: Securities not registered          1-5       Liquidity
 under the Securities Act of 1933, such as privately                 Market
 placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreement: The sale of a security      1-5        Market
 and the simultaneous commitment to buy the security                Leverage
 back at an agreed upon price on an agreed upon date.
 This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of    1, 2, 4, 5    Market
 the Fund's total assets. In return the Fund will                   Leverage
 receive cash, other securities, and/or letters of                  Liquidity
 credit.                                                             Credit

Stripped Obligations: U.S. Treasury obligations and       1-5     Interest Rate
 their unmatured interest coupons that have been
 separated ("stripped") by their holder, typically a
 custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a      1-2, 4-5    Liquidity
 bank in exchange for the deposit of funds.                          Credit
                                                                     Market

U.S. Government Agency Securities: Securities issued   1, 2, 4, 5 Interest Rate
 by agencies and instrumentalities of the U.S.                       Credit
 government. These include Ginnie Mae, Fannie Mae,
 and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,           1-5     Interest Rate
 separately traded registered interest and principal
 securities, and coupons under bank entry
 safekeeping.

Variable and Floating Rate Instruments: Obligations       1-5        Credit
 with interest rates which are reset daily, weekly,                 Liquidity
 quarterly or some other period and which may be                     Market
 payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:            1-5        Market
 Purchase or contract to purchase securities at a                   Leverage
 fixed price for delivery at a future date. Under                   Liquidity
 normal market conditions, when-issued purchases and                 Credit
 forward commitments will not exceed 20% of the value
 of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S.        1, 2, 4-5     Market
 dollar denominated bonds issued by foreign                          Credit
 corporations or governments. Sovereign bonds are                 Interest Rate
 those issued by the government of a foreign country.
 Supranational bonds are those issued by
 supranational entities, such as the World Bank and
 European Investment Bank. Canadian bonds are those
 issued by Canadian provinces.

Additional Information About the Funds' Investments

INSTRUMENT                                              FUND CODE RISK TYPE
----------                                              --------- ---------
Zero-Coupon Debt Obligations: Bonds and other debt         1-5     Credit
 obligations that pay no interest, but are issued at a             Market
 discount from their value at maturity. When held to              Interest
 maturity, their entire return equals the difference                Rate
 between their issue price and their maturity value.


Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Additional Information About the Funds' Investments

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisor


Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds and is wholly owned by Fifth Third Bancorp.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management including $5.9 billion of assets in the Fifth Third Funds.


The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:


                                      As a percentage of
                                      average net assets
--------------------------------------------------------
Prime Money Market Fund                      0.39%
--------------------------------------------------------
Government Money Market Fund                 0.40%
--------------------------------------------------------
U.S. Treasury Money Market Fund              0.25%
--------------------------------------------------------
Michigan Municipal Money Market Fund         0.40%
--------------------------------------------------------
Municipal Money Market Fund                  0.05%
--------------------------------------------------------


Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                        of the next $1 billion
           0.17%                                       in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information


Purchasing and Selling Fund Shares

Pricing Fund Shares

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, and Fifth Third U.S. Treasury Money Market calculate their NAV at 2 p.m. All times are Cincinnati time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.


Purchasing and Adding to Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund--12 noon; Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund--2 p.m.


Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information


For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.


For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment          The minimum initial investment in Institutional shares of
Amounts             the Funds offered by this Prospectus is $1,000. Subsequent investments must be in

Shareholder Information

                    amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.



                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.


                    For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

                    The Funds may reject a purchase order for any reason.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your
Institutional

shares for
Institutional        To exchange your shares, call the institution through
shares of any        which you purchased your shares for exchange procedures
other Fifth Third    or call 1-800-282-5706.

Fund. No
transaction fees     Notes on Exchanges
are charged for
exchanges. Be        To prevent disruption in the management of the Funds,
sure to read the     market timing strategies and frequent exchange activity
Prospectus           may be limited by the Funds. Although not anticipated,
carefully of any     the Funds may reject exchanges, or change or terminate
Fund into which      rights to exchange shares at any time.
you wish to
exchange shares.     Shares of the new Fund must be held under the same

                  account name, with the same registration and tax
You must meet the    identification numbers, as shares of the old Fund.
minimum
investment           The exchange privilege may be changed or eliminated at
requirements for     any time.
the Fund into
which you are        The exchange privilege is available only in states where
exchanging.          shares of the Funds may be sold.
Exchanges from
one Fund to          All exchanges are based on the relative net asset value
another are          next determined after the exchange order is received by
taxable for          the Funds.
investors subject
to federal or
state income
taxation.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Taxation

Federal Income Tax

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for Municipal Money Market and Tax Exempt Funds ("Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

Shareholder Information

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


Because the Fifth Third Michigan Municipal Money Market Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


Financial highlights for the Fifth Third Ohio Tax Exempt Money Market Fund are not presented because the Fund had not commenced operations as of October 29, 2001.

Financial Highlights

                                        Fifth Third Prime Money Market Fund

                                        Institutional Shares



                                            Year Ended July 31,
                                ------------------------------------------------
                                  2001      2000      1999      1998      1997
Per Share Data                  --------  --------  --------  --------  --------
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              0.05      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------------
 Total from investment
  operations                        0.05      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------------
Less distributions:
 Distributions to shareholders
  from net investment income       (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
 Total distributions               (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                        5.41%     5.53%     4.76%     5.25%     5.11%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                       0.53%     0.52%     0.52%     0.52%     0.52%
 Net investment income              5.11%     5.44%     4.66%     5.13%     4.99%
 Expense waiver/reimbursement
  (a)                               0.10%     0.10%     0.11%     0.12%     0.09%
---------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                        $802,176  $508,414  $348,366  $368,348  $341,827
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights

                                   Fifth Third Government Money Market Fund

                                     Institutional Shares



                                            Year Ended July 31,
                                ------------------------------------------------
                                  2001      2000      1999      1998      1997
Per Share Data                  --------  --------  --------  --------  --------
Net asset value, beginning of
 period                         $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              0.05      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------------
 Total from investment
  operations                        0.05      0.05      0.05      0.05      0.05
---------------------------------------------------------------------------------
Less distributions:
 Distributions to shareholders
  from net investment income       (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
 Total distributions               (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net asset value, end of period  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                        5.23%     5.31%     4.60%     5.13%     5.01%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                       0.55%     0.57%     0.56%     0.52%     0.51%
 Net investment income              5.12%     5.17%     4.52%     5.02%     4.90%
 Expense waiver/reimbursement
  (a)                               0.05%     0.07%     0.11%     0.12%     0.09%
---------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  ($000)                        $238,816  $211,790  $252,987  $221,034  $162,543
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights
                                     Fifth Third U.S. Treasury Money Market Fund
                                     Institutional Shares



                                          Year Ended July 31,
                             --------------------------------------------------
                                2001       2000      1999      1998      1997
Per Share Data               ----------  --------  --------  --------  --------
Net asset value, beginning
 of period                   $     1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             0.05      0.06      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.06      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions:
 Distributions to
  shareholders from net
  investment income               (0.05)    (0.06)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.06)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of
 period                      $     1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       5.30%     5.40%     4.68%     5.31%     5.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                      0.39%     0.38%     0.38%     0.38%     0.42%
 Net investment income             5.08%     5.26%     4.57%     5.19%     5.00%
 Expense
  waiver/reimbursement (a)         0.25%     0.24%     0.24%     0.24%     0.17%
--------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                     $1,058,407  $871,657  $856,286  $876,089  $539,087
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights

                                 Fifth Third Michigan Municipal Money Market
                                 Fund

                                 Institutional Shares



                                                Year Ended December 31,
                         Period ended ------------------------------------------------
                           2001(1)      2000      1999      1998      1997      1996
Per Share Data           ------------ --------  --------  --------  --------  --------
Net asset value,
 beginning of period       $  1.000   $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
---------------------------------------------------------------------------------------
 Net investment income        0.017      0.037     0.028     0.030     0.033     0.030
---------------------------------------------------------------------------------------
 Less dividends from net
  investment income          (0.017)    (0.037)   (0.028)   (0.030)   (0.033)   (0.030)
---------------------------------------------------------------------------------------
 Net change in net asset
  value                          --         --        --        --        --        --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of
 the period                $  1.000   $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return                   1.71%      3.73%     2.86%     3.06%     3.31%     3.11%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Expenses                      0.54%      0.53%     0.53%     0.54%     0.52%     0.54%
 Net investment income         2.93%      3.67%     2.82%     3.00%     3.27%     3.06%
 Expenses*                     0.63%      0.62%     0.63%     0.64%     0.63%     0.64%
---------------------------------------------------------------------------------------
Supplemental data
 Net assets, end of
  period (000s)            $317,543   $295,219  $292,619  $323,272  $211,682  $155,424
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.






(1) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                 Fifth Third Municipal Money Market Fund

                                 Institutional Shares



                               Year Ended
                                July 31,
                            ------------------   Period Ended      Period Ended
                              2001      2000    July 31, 1999*   Sept. 30, 1998**
Per Share Data              --------  --------  --------------   ----------------
Net asset value, beginning
 of period                  $   1.00  $   1.00     $  1.00            $ 1.00
---------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.03      0.04        0.03                --
---------------------------------------------------------------------------------
 Total from investment
  operations                    0.03      0.04        0.03                --
---------------------------------------------------------------------------------
Less distributions:
 Distributions to
  shareholders from net
  investment income            (0.03)    (0.04)      (0.03)               --
---------------------------------------------------------------------------------
 Total distributions           (0.03)    (0.04)      (0.03)               --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Net asset value, end of
 period                     $   1.00  $   1.00     $  1.00            $ 1.00
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                    3.44%     3.46%       2.24% (a)         2.74% (a)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                   0.29%     0.31%       0.61% (b)         0.63% (b)
 Net investment income          3.33%     3.51%       2.66% (b)         3.09% (b)
 Expense
  waiver/reimbursement (c)      0.45%     0.52%       0.33% (b)           --
---------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)             $190,268  $100,995     $17,682            $7,953
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


  *  Reflects operations for the period from October 1, 1998 through July 31,
     1999.


 ** Reflects operation for the period from September 21, 1998 (commencement of operations) through September 30, 1998.




(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Addresses
-------------------------------------------------------------------------------------------------------------

Fifth Third Funds                                                   Fifth Third Funds
Money Market Mutual Funds                                           3435 Stelzer Road
Institutional Shares                                                Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------

Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

-------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies.It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
                                    -----------------
--------------------------------------------------------------------------------
               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:
 .    For a fee, by writing the Public Reference Section of the Commission,
     Washington, D.C.20549-0102 or calling 1-202-942-8090, or by electronic request,by e-mailing the Commission at the following address: publicinfo@sec.gov.
 .    At no charge from the Commission's Website at http://www.sec.gov.


                          [LOGO OF FIFTH THIRD FUNDS]


MM-I-01   10/01                        Investment Company Act file no. 811-5669.

[LOGO] Fifth Third Funds

[GRAPHIC]

Fifth Third Funds

Institutional Money Market Mutual Funds
Service Shares




Working hard to build your wealth



------------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds

Institutional Money Market Mutual Funds


Service Shares


Overview

This section provides important information about the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

                               Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks
--------------------------------------------------------
Institutional Money Market Fund                        2
Institutional Government Money Market Fund             4
U.S. Treasury Money Market Fund                        6

Shareholder Fees and Fund Expenses
--------------------------------------------------------
Fee Tables                                             8
Expense Examples                                       9

Additional Information About the Funds' Investments
--------------------------------------------------------
                                                      10
Fund Management
--------------------------------------------------------
Investment Advisor                                    15
Fund Administration                                   15

Shareholder Information
--------------------------------------------------------
Purchasing and Selling Fund Shares                    16
Purchasing and Adding to Your Shares                  16
Shareholder Contact Information                       16
Selling Your Shares                                   17
Exchanging Your Shares                                18
Dividends and Capital Gains                           18
Taxation                                              19

Financial Highlights
--------------------------------------------------------
                                                      20
Back Cover
--------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Institutional Money Market Fund

(Formerly the Lyon Street Institutional Money Market Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income from short-term securities consistent with
Objective           the stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, and credit risk. Interest rate risk
                    involved the possibility that the Fund's yield will
 An investment in   decrease due to a decrease in interest rates or that the
 the Fund is not    value of the Fund's investments will decline due to an
 a deposit of       increase in interest rates. Net asset value risk involves
 Fifth Third Bank   the possibility that the Fund will be unable to meet its
 or any other       goal of a constant $1.00 per share. Credit risk involves
 bank and is not    the risk that an issuer cannot make timely interest and
 insured or         principal payments on its debt securities.
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

Fifth Third Institutional Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Institutional Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

Fifth Third Institutional Government
Money Market Fund

(Formerly the Kent Government Money Market Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income consistent with the stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


                    Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.



Principal           The principal risks of investing in the Fund include
Investment Risks    interest rate risk, net asset value risk, and credit risk.
                    Interest rate risk involves the possibility that the
 An investment in   Fund's yield will decrease due to a decrease in interest
 the Fund is not    rates or that the value of the Fund's investments will
 a deposit of       decline due to an increase in interest rates. Net asset
 Fifth Third Bank   value risk involves the possibility that the Fund will be
 or any other       unable to meet its goal of a constant $1.00 per share.
 bank and is not    Credit risk involves the risk that an issuer cannot make
 insured or         timely interest and principal payments on its debt
 guaranteed by      securities.

 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

Fifth Third Institutional Government
Money Market Fund

[LOGO OF FIFTH THIRD BANK]


Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.




Year-by-Year Total Returns as of 12/31 For Service Shares/1/

                                    [CHART]

                              1998    99      00
                              ----   ----    ----
                              5.17%  4.81%   5.99%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:                   Q3 2000    1.55%
                          Worst quarter:                  Q2 1999    1.11%
                          Year to Date Return (1/1/01 to
                           9/30/01):                                 3.08%




Average Annual Total Returns (for the periods ended December 31, 2000)

----------------------------------------------------------------------


                      Inception Date Past Year Since Inception
                      ----------------------------------------
   Service Shares/1/      6/2/97       5.99%        5.32%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Institutional Government Money Market Fund.


   For current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third U.S. Treasury Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         Stability of principal and current income consistent with
Objective           stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.


Principal           The Fund's principal risks include interest rate risk and
Investment Risks    net asset value risk. Interest rate risk involves the
                    possibility that the Fund's yield will decrease due to a
 An investment in   decrease in interest rates or that the value of the Fund's
 the Fund is not    investments will decline due to an increase in interest
 a deposit of       rates. Net asset value risk involves the possibility that
 Fifth Third Bank   the Fund will be unable to meet its goal of a constant
 or any other       $1.00 per share.
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

Fifth Third U.S. Treasury Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Service Shares/1/

                                    [CHART]

   1991    92      93      94      95      96      97      98      99      00
   ----   ----    ----    ----    ----    ----    ----    ----    ----    ----
   5.41%  3.14%   2.48%   3.53%   5.31%   4.79%   4.98%   4.86%   4.44%   5.69%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q3 2000  1.51%
                          Worst quarter:                   Q2 1993  0.61%
                          Year to Date Return (1/1/01 to 9/30/01):  2.88%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                      Inception
                        Date    Past Year Past 5 Years Past 10 Years Since Inception
                   -----------------------------------------------------------------
   Service Shares/1/  12/12/88    5.69%      4.95%         4.46%          5.06%

--------------------------------------------------------------------------------

/1/The performance of Service shares is based on the performance for Institutional shares, adjusted to reflect the expenses for Service shares, for the period prior to the commencement of operations of Service shares on October 29, 2001.


   For current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Service shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.


 Shareholder Fees

                                           Money Market Funds--Fee Table
                                      ----------------------------------------
                                                     Fifth Third  Fifth Third
                                       Fifth Third  Institutional     U.S.
                                      Institutional  Government     Treasury
                                      Money Market  Money Market  Money Market
                                          Fund          Fund          Fund
Maximum Sales Charge (Load) Imposed
on Purchases                               None          None         None
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends                    None          None         None
------------------------------------------------------------------------------
Maximum Deferred Sales Load                None          None         None
------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees                           0.40%         0.40%        0.40%
------------------------------------------------------------------------------
Distribution (12b-1) fees                 0.25%         0.25%        0.25%
------------------------------------------------------------------------------
Other expenses/1/                         0.36%         0.25%        0.24%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      1.01%/2/      0.90%        0.89%/2/
------------------------------------------------------------------------------
 Fee Waiver and/or Expense
 Reimbursement                              --          0.25%/3/       --
------------------------------------------------------------------------------
 Net Expenses                               --          0.65%          --
------------------------------------------------------------------------------
------------------------------------------------------------------------------

/1/Other expenses are based on estimated amounts for the current fiscal year.

/2/The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Institutional Money Market Fund to 0.47% and for the U.S. Treasury Money Market Fund to 0.64%. These waivers and/or expense reimbursements may be discontinued at any time.


/3/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Institutional Government Money Market Fund to 0.65%. These waivers and/or expense reimbursements will remain in effect until 04/02/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds
                         Fifth Third
                         Institutional             1     3
                         Money Market Fund        Year Years

                         ------------------------------------------------
                         Service Shares           $103 $322
                         ------------------------------------------------

                         Fifth Third
                         Institutional
                         Government                1     3
                         Money Market Fund        Year Years

                         ------------------------------------------------
                         Service Shares           $ 66 $262
                         ------------------------------------------------

                         Fifth Third
                         U.S. Treasury             1     3     5     10
                         Money Market Fund        Year Years Years Years

                         ------------------------------------------------
                         Service Shares           $ 91 $284  $493  $1,096
                         ------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                          FUND CODE
---------                                          ---------
Institutional Money Market Fund                        1
Institutional Government Money Market Fund             2
U.S. Treasury Money Market Fund                        3
INSTRUMENT                                         FUND CODE        RISK TYPE
----------                                         ---------        ---------
Asset-Backed Securities: Securities secured by       1, 2          Pre-payment
 company receivables, home equity loans, truck                        Market
 and auto loans, leases, credit card receivables                      Credit
 and other securities backed by other types of                    Interest Rate
 receivables or other assets.                                       Regulatory
                                                                    Liquidity

Bankers' Acceptances: Bills of exchange or time      1, 2             Credit
 drafts drawn on and accepted by a commercial                       Liquidity
 bank. Maturities are generally six months or                         Market
 less.                                                            Interest Rate

Bonds: Interest-bearing or discounted securities      1-3             Market
 that obligate the issuer to pay the bondholder a                     Credit
 specified sum of money, usually at specific                      Interest Rate
 intervals, and to repay the principal amount of                    Liquidity
 the loan at maturity.

Certificates of Deposit: Negotiable instruments      1, 2             Market
 with a stated maturity.                                              Credit
                                                                    Liquidity
                                                                  Interest Rate

Commercial Paper: Secured and unsecured short-       1, 2             Credit
 term promissory notes issued by corporations and                   Liquidity
 other entities. Maturities generally vary from a                     Market
 few days to nine months.                                         Interest Rate

Derivatives: Instruments whose value is derived       1-3           Management
 from an underlying contract, index or security,                      Market
 or any combination thereof, including futures,                       Credit
 options (e.g., put and calls), options on                          Liquidity
 futures, swap agreements, and some mortgage-                        Leverage
 backed securities.                                               Interest Rate

Forward Commitments: A purchase of, or contract       1-3            Leverage
 to purchase, securities at a fixed price for                       Liquidity
 delivery at a future date.

Illiquid Securities: Securities which may be          1-3           Liquidity
 difficult to sell at an acceptable price.                            Market

Additional Information About the Funds' Investments


INSTRUMENT                                         FUND CODE        RISK TYPE
----------                                         ---------        ---------
Investment Company Securities: Shares of              1-3             Market
 investment companies. These investment companies
 may include money market funds of Fifth Third
 Funds and shares of other registered investment
 companies for which the Adviser to a Fund or any
 of their affiliates serves as investment
 adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or          1, 2             Market
 discounted government or corporate securities                        Credit
 that obligate the issuer to pay the bondholder a                   Liquidity
 specified sum of money, usually at specific
 intervals, and to repay the principal amount of
 the loan at maturity. Investment grade bonds are
 those rated BBB or better by S&P or Baa or
 better by Moody's or similarly rated by other
 nationally recognized statistical rating
 organizations, or, if not rated, determined to
 be of comparable quality by the Adviser.

Loan Participations: A loan participation note       1, 2             Credit
 represents participation in a corporate loan of                    Liquidity
 a commercial bank with a remaining maturity of                   Interest Rate
 one year or less.

Money Market Instruments: Investment-grade, U.S.      1-3             Market
 dollar denominated debt securities that have                         Credit
 remaining maturities of one year or less. These
 securities may include U.S. government
 obligations, commercial paper and other short-
 term corporate obligations, repurchase
 agreements collateralized with U.S. government
 securities, certificates of deposit, bankers'
 acceptances, and other financial institution
 obligations. These securities may carry fixed or
 variable interest rates.

Municipal Securities: Securities issued by a         1, 2             Market
 state or political subdivision to obtain funds                       Credit
 for various public purposes. Municipal                             Political
 securities include (a) governmental lease                             Tax
 certificates of participation issued by state or                   Regulatory
 municipal authorities where payment is secured
 by installment payments for equipment,
 buildings, or other facilities being leased by
 the state or municipality; (b) government lease
 certificates purchased by the Fund will not
 contain nonappropriation clauses; (c) municipal
 notes and tax-exempt commercial paper; (d)
 serial bonds; (e) tax anticipation notes sold to
 finance working capital needs of municipalities
 in anticipation of receiving taxes at a later
 date; (f) bond anticipation notes sold in
 anticipation of the issuance of long-term bonds
 in the future; (g) pre-refunded municipal bonds
 whose timely payment of interest and principal
 is ensured by an escrow of U.S. government
 obligations; and (h) general obligation bonds.

Additional Information About the Funds' Investments


INSTRUMENT                                         FUND CODE        RISK TYPE
----------                                         ---------        ---------
Repurchase Agreements: The purchase of a security     1-3             Market
 and the simultaneous commitment to return the                       Leverage
 security to the seller at an agreed upon price
 on an agreed upon date. This is treated as a
 loan.

Restricted Securities: Securities not registered      1-3           Liquidity
 under the Securities Act of 1933, such as                            Market
 privately placed commercial paper and Rule 144A
 securities.

Reverse Repurchase Agreement: The sale of a           1-3             Market
 security and the simultaneous commitment to buy                     Leverage
 the security back at an agreed upon price on an
 agreed upon date. This is treated as a borrowing
 by a Fund.

Securities Lending: The lending of up to 33 1/3%     1, 2             Market
 of the Fund's total assets. In return the Fund                      Leverage
 will receive cash, other securities, and/or                        Liquidity
 letters of credit.                                                   Credit

Stripped Obligations: U.S. Treasury obligations       1-3         Interest Rate
 and their unmatured interest coupons that have
 been separated ("stripped") by their holder,
 typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by     1, 2           Liquidity
 a bank in exchange for the deposit of funds.                         Credit
                                                                      Market

U.S. Government Agency Securities: Securities        1, 2         Interest Rate
 issued by agencies and instrumentalities of the                      Credit
 U.S. government. These include Ginnie Mae,
 Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,       1-3         Interest Rate
 separately traded registered interest and
 principal securities, and coupons under bank
 entry safekeeping.

Variable and Floating Rate Instruments:               1-3             Credit
 Obligations with interest rates which are reset                    Liquidity
 daily, weekly, quarterly or some other period                        Market
 and which may be payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:        1-3             Market
 Purchase or contract to purchase securities at a                    Leverage
 fixed price for delivery at a future date. Under                   Liquidity
 normal market conditions, when-issued purchases                      Credit
 and forward commitments will not exceed 20% of
 the value of a Fund's total assets.

Additional Information About the Funds' Investments


INSTRUMENT                                       FUND CODE        RISK TYPE
----------                                       ---------        ---------
Yankee Bonds and Similar Debt Obligations: U.S.    1, 2             Market
 dollar denominated bonds issued by foreign                         Credit
 corporations or governments. Sovereign bonds                   Interest Rate
 are those issued by the government of a foreign
 country. Supranational bonds are those issued
 by supranational entities, such as the World
 Bank and European Investment Bank. Canadian
 bonds are those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other       1-3             Credit
 debt obligations that pay no interest, but are                     Market
 issued at a discount from their value at                          Interest
 maturity. When held to maturity, their entire                       Rate
 return equals the difference between their
 issue price and their maturity value.


Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds and is wholly owned by Fifth Third Bancorp.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management, including $5.9 billion of assets in the Fifth Third Funds.


The management fees, after voluntary fee waivers/expense reimbursements, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:



                                            As a percentage of
                                            average net assets
--------------------------------------------------------------
Institutional Money Market Fund                   0.10%
--------------------------------------------------------------
Institutional Government Money Market Fund        0.25%
--------------------------------------------------------------
U.S. Treasury Money Market Fund                   0.25%
--------------------------------------------------------------


Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund calculate their NAV at 2 p.m. All times are Cincinnati time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.


Purchasing and Adding to Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Money Market Funds must be received on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third U.S. Treasury Money Market, Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund--2 p.m.


You may purchase Service shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.


For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.


For account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds by 4:00 p.m., and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.


Minimum             The minimum initial investment in Service shares of the
Investments         Institutional Government Money Market Fund and
                    Institutional Money Market Fund is $1,000,000. The minimum initial investment in Service shares of the U.S. Treasury
                    Money Market Fund is $1,000. The Funds reserve the right to waive the minimum investment.


                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    The Funds may reject a purchase order for any reason.


Shareholder         For Fifth Third Securities brokerage account holders,
Contact             please contact your Fifth Third Securities representative
Information         at your local banking center or call 1-888-889-1025. For
                    details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus,
                    Ohio 43218-2706

Shareholder Information

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below the minimum initial investment amount because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Service

shares for
Service shares of    To exchange your shares, call the institution through
any other Fifth      which you purchased your shares for exchange procedures
Third Fund. No       or call 1-800-282-5706.

transaction fees
are charged for      Notes on Exchanges
exchanges. Be
sure to read         To prevent disruption in the management of the Funds,
carefully the        market timing strategies and frequent exchange activity
Prospectus of any    may be limited by the Funds. Although not anticipated,
Fund into which      the Funds may reject exchanges, or change or terminate
you wish to          rights to exchange shares at any time.
exchange shares.
                     Shares of the new Fund must be held under the same

                  account name, with the same registration and tax
You must meet the    identification numbers, as shares of the old Fund.
minimum
investment           The exchange privilege may be changed or eliminated at
requirements for     any time.
the Fund into
which you are        The exchange privilege is available only in states where
exchanging.          shares of the Funds may be sold.
Exchanges from
one Fund to          All exchanges are based on the relative net asset value
another are          next determined after the exchange order is received by
taxable for          the Funds.
investors subject
to federal or
state income
taxation.


Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Shareholder Information

Taxation

Federal Income Tax

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Institutional Government Money Market Fund for period ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Fund's report, which is available upon request. The Fifth Third Institutional Government Money Market Fund for the periods ended December 31, 2000 and prior have been audited by KPMG LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available upon request. Financial highlights for the Fifth Third U.S. Treasury Money Market Fund are not presented because the Service Shares of this Fund had not commenced operations as of October 29, 2001.

Financial Highlights

                     Fifth Third Institutional Government Money Market Fund


                     Service Shares




                                               Year Ended          Period Ended
                            Period Ended      December 31,         December 31,
                            ------------  -----------------------  ------------
                              2001(1)      2000    1999     1998     1997(2)
                            ------------  ------  -------  ------  ------------
Per Share Data
Net asset value, beginning
 of period                    $ 1.000     $1.000  $ 1.000  $1.000     $1.000
---------------------------------------------------------------------------------
Net investment income           0.025      0.058    0.047   0.051      0.030
Less dividends from net
 investment income             (0.025)    (0.058) (0.0.47) (0.051)    (0.030)
Net change in net asset
 value                             --         --       --      --         --
---------------------------------------------------------------------------------
Net asset value, end of
 period                       $ 1.000     $1.000  $ 1.000  $1.000     $1.000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                     2.56%/\/\  5.99%    4.81%   5.17%      3.06%/\/\
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period
 (000's)                      $35,738     $1,885  $   120  $   93     $    2
 Ratio of expenses to
  average net assets             0.65%/\    0.54%    0.37%   0.38%      0.43%/\
 Ratio of net investment
  income to average net
  assets                         4.08%/\    5.88%    4.71%   4.92%      5.17%/\
 Ratio of expenses to
  average net assets*            0.88%/\    0.78%    0.65%   0.69%      0.77%/\
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\   Annualized.


/\/\ Not Annualized.


(1) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(2) Service Shares, formerly the investment class of the Kent Government Money Market Fund commenced operations on June 2, 1997.



Addresses
-----------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                   Fifth Third Funds
Institutional Money Market Mutual Funds                             3435 Stelzer Road
Service Shares                                                      Columbus, Ohio 43219
-----------------------------------------------------------------------------------------------------------
Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------
Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------
Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------
Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

-----------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies.It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                          Telephone:  1-800-282-5706
                         Internet: http://www.53.com*
                                   -----------------
--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:

 .     For a fee, by writing the Public Reference Section of the Commission,
      Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request,by e-mailing the Commission at the following address: publicinfo@sec.gov.
 .     At no charge from the Commission's Website at http://www.sec.gov.


                           [LOGO] Fifth Third Funds


IMM-SRVS-01   10/01                   Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]

Fifth Third Funds

Stock and Bond Mutual Funds
Money Market Mutual Funds
Investment A Shares
Investment B Shares
Investment C Shares

[GRAPHIC]
----------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

          Fifth Third Funds


          Stock and Bond Mutual Funds

          Money Market Mutual Funds

          Investment A Shares
          Investment B Shares
          Investment C Shares                           Table of Contents

Overview

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:


 . the investment objective

 . principal investment strategies

 . principle risks, and

 . volatility and performance information

All funds except Fifth Third Pinnacle Fund are managed by Fifth Third Asset Management Inc. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.


Like all mutual funds (other than money market and stable value funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.
This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


Objectives, Strategies and Risks
------------------------------------------
Small Cap Growth Fund                    2
Micro Cap Value Fund                     4
Mid Cap Fund                             6
Technology Fund                          8
Pinnacle Fund                           12
Quality Growth Fund                     14
Large Cap Growth Fund                   16
Equity Index Fund                       18
Large Cap Value Fund                    20
Multi Cap Value Fund                    22
Equity Income Fund                      24
Balanced Fund                           26
International Equity Fund               28
International GDP Fund                  30
Worldwide Fund                          32
Strategic Income Fund                   35
Michigan Municipal Bond Fund            38
Ohio Municipal Bond Fund                41
Municipal Bond Fund                     44
Bond Fund                               46
Intermediate Municipal Bond Fund        48
Intermediate Bond Fund                  50
Short Term Bond Fund                    52
U.S. Government Bond Fund               54
Prime Money Market Fund                 56
Government Money Market Fund            58
Michigan Municipal Money Market Fund    60
Municipal Money Market Fund             62
Shareholder Fees and Expenses
------------------------------------------
Fee Tables                              65
Expense Examples                        72
Additional Information About the
Funds' Investments
------------------------------------------
                                        78
Fund Management
------------------------------------------
Investment Advisors and Subadvisor      87
Portfolio Managers                      89
Fund Administration                     91
Shareholder Information
------------------------------------------
Purchasing And Selling Fund Shares      93
Purchasing And Adding To Your Shares    93
Selling Your Shares                     95
Exchanging Your Shares                  96
Distribution Arrangements/Sales
 Charges for Stock, Bond, and Money
 Market Funds                           97
Dividends And Capital Gains            101
Taxation                               102
Financial Highlights
------------------------------------------
                                       104

Fifth Third Small Cap Growth Fund

(Formerly the Kent Small Company Growth Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the equity securities of a diverse group
Strategies          of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock
                    Exchange companies.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance. The smaller companies in which the
the Fund is not a   Fund invests are especially sensitive to these factors and
deposit of Fifth    therefore may be subject to greater share price
Third Bank or any   fluctuations than other companies. Also, securities of
other bank and is   these smaller companies are often less liquid, thus
not insured or      possibly limiting the ability of the Fund to dispose of
guaranteed by the   such securities when the Advisor deems it desirable to do
FDIC or any other   so. As a result of these factors, securities of these
government agency.  smaller companies may expose shareholders of the Fund to above-average risk.

                    The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

            Fifth Third Small Cap Growth Fund

[LOGO OF FIFTH THIRD BANK]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 2000
Index is an
unmanaged index
generally
representative of
the performance
of the small
capitalization
stock market as a
whole.


The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.


                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

       1993      94      95      96      97      98      99      00
       ----     ----    ----    ----    ----    ----    ----    ----
       16.83%   -0.08%  23.48%  19.16%  27.71%  -6.40%  27.73%  -0.59%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


         Best quarter:          Q4 1999           20.16%
         Worst quarter:         Q3 1998          -21.26%
         Year to Date Return (1/1/01 to 9/30/01)  20.73%

Past performance
does not indicate
how the Fund will
perform in the
future.
                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                         Inception Date Past Year Past 5 Years Since Inception
                        ------------------------------------------------------
Investment A Shares/2/      12/4/92      -5.04%      11.53%        12.22%
(with 4.50% sales
charge)
                        ------------------------------------------------------
Investment B Shares/3       11/2/92      -6.28%      11.47%        12.72%
/ (with applicable
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------
Investment C Shares/3/      11/2/92      -2.33%      11.73%        12.72%
(with applicable
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------
                                                               (Since 11/1/92)
Russell 2000 Index*                      -3.02%      10.31%        13.08%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Small Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Small Cap Growth Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.

Fifth Third Micro Cap Value Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         Capital appreciation.
Objective


Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities of micro cap companies.
Strategies          Micro cap companies are those companies whose equity
                    securities have a total market value of between $10,000,000 and $200,000,000. Equity securities consist of common stock and securities convertible into common stock.
                    The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions
                    (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
 An investment in   company's activities and financial condition and in
 the Fund is not    overall market and financial conditions. The smaller
 a deposit of       companies in which the Fund invests are especially
 Fifth Third Bank   sensitive to these factors and therefore may be subject to
 or any other       greater share price fluctuations than other companies.
 bank and is not    Also, securities of these smaller companies are often less
 insured or         liquid, thus possibly limiting the ability of the Fund to
 guaranteed by      dispose of such securities when the Advisor deems it
 the FDIC or any    desirable to do so. As a result of these factors,
 other government   securities of these smaller companies may expose
 agency.            shareholders of the Fund to above average risk.

                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

            Fifth Third Micro Cap Value Fund
[LOGO OF FIFTH THIRD BANK]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Russell 2000
Index is an
unmanaged index
generally
representative of
the performance
of the small
capitalization
stock market as a
whole.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [CHART]

Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                 1999      00
                                 ----     ----
                                 21.21%   -1.38%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1999 21.12%
                          Worst quarter:  Q3 1999 -8.71%

                                -----------------------------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                                      Inception Date Past Year Since Inception
                                ----------------------------------------------
Investment A Shares/1/                    2/1/98      -5.81%        3.63%
(with 4.50% sales charge)
                                ----------------------------------------------
Investment B Shares/1/                    2/1/98      -6.87%        3.72%
(with applicable Contingent Deferred
Sales Charge)
                                ----------------------------------------------
Investment C Shares/1                     2/1/98      -2.95%        4.67%
/ (with applicable Contingent
Deferred Sales Charge)
                                ----------------------------------------------
                                                               (Since 2/1/98)
Russell 2000 Index*                                   -3.02%        5.36%
                                ----------------------------------------------
                                                               (Since 2/1/98)
Lipper Small Cap Value Index**                        16.10%        4.08%

--------------------------------------------------------------------------------
------
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization.
** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

/1/For the period prior to August 13, 2001, the quoted performance of Investment A, Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Investment A, Investment B and Investment C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

            Fifth Third Mid Cap Fund

[LOGO OF FIFTH THIRD MID CAP FUND]

Fundamental         Growth of capital. Income is a secondary objective.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in common stocks of mid cap companies. Mid
Strategies          cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's
                    MidCap 400 Index(R) (the "S&P 400")/1/ (generally, between
                    $500 million and $10 billion).

                    The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                    To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of lackluster performance.

 An investment      Stocks of medium-sized companies can be more sensitive to
 in the Fund        long market declines than larger companies, in part
 is not a           because they generally do not have the financial resources
 deposit of         that larger companies have. Generally, growth oriented
 Fifth Third        stocks are sensitive to market movements. The prices of
 Bank or any        growth stocks tend to reflect future expectations, and
 other bank         when those expectations change or are not met, share
 and is not         prices generally fall.

 insured or
 guaranteed by      Stocks that pay regular dividends provide investors some
 the FDIC or        return on their investment, to an extent, supporting a
 any other          stock's price, even during periods when prices of equity
 government         securities are falling. However, dividend paying stocks,
 agency.            especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

------

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

            Fifth Third Mid Cap Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's MidCap 400 Index(R) (the "S&P 400") is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                                   [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

      1991     92     93     94     95     96     97     98     99     00
      ----    ----   ----   ----   ----   ----   ----   ----   ----   ----
     46.01%   5.05%  1.38%  1.54% 26.03% 17.59% 32.64%  3.29% 16.77%  6.54%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 1999   23.18%
                          Worst quarter:                   Q3 1998  -13.48%
                          Year to Date Return (1/1/01 to 9/30/01)   -23.91%


Average Annual Total Returns (for the periods ended December 31, 2000)


                          Inception Date Past Year Past 5 Years Past 10 years Since Inception
                        ---------------------------------------------------------------------
Investment A Shares
(with 4.50% sales
charge)                       1/1/85       1.73%      13.86%       14.32%         14.67%
                        ---------------------------------------------------------------------
Investment B Shares/1/
(with applicable
Contingent Deferred
Sales Charge)                 1/1/85       1.14%      13.84%       13.98%         14.13%
                        ---------------------------------------------------------------------
Investment C Shares/2/
(with applicable
Contingent Deferred
Sales Charge)                 1/1/85       5.85%      14.22%       14.06%         14.18%
                        ---------------------------------------------------------------------
                                                                              (Since 1/1/85)
S&P MidCap 400 Index(R)*                  17.51%      20.41%       19.86%         18.28%

--------------------------------------------------------------------------------

------
/1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.
/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

* The Standard and Poor's MidCap 400 index is an unmanaged index generally representative of the midcap sector of the U.S. stock market.

            Fifth Third Technology Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the equity securities of U.S. and, to a
Strategies          lesser extent, foreign technology companies.

                    Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.


                    The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.


                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not a
deposit of Fifth
Third Bank or any   The Fund, by concentrating in technology stocks, assumes
other bank and is   the risks of holding technology stocks. For example,
not insured or       technology stocks tend to:
guaranteed by the
FDIC or any other   . fluctuate in price more widely and rapidly than the
government agency.    market as a whole

                    . underperform other types of stocks or be difficult to
                      sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

                    . decline in price due to sector specific developments

                    . be more vulnerable than most stocks to the obsolescence
                      of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

            Fifth Third Technology Fund

[LOGO OF FIFTH THIRD BANK]

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.


                    To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.


                    Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

            Fifth Third Technology Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Technology Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown at this time.

                  [THIS PAGE IS INTENTIONALLY LEFT BLANK]

            Fifth Third Pinnacle Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 65%
Investment          of total assets in common stocks and convertible
Strategies          securities that have the potential for long-term growth.

                    In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not a
deposit of Fifth    Generally, growth oriented stocks may be sensitive to
Third Bank or any   market movements. The prices of growth stocks tend to
other bank and is   reflect future expectations, and when those expectations
not insured or      are not met, prices generally fall.
guaranteed by the
FDIC or any other   Significant investment in large companies also creates
government agency.  various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

            Fifth Third Pinnacle Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.



       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                    [CHART]

   1991      92      93     94      95      96      97      98     99     00
   ----     ----    ----   ----    ----    ----    ----    ----   ----   ----
  38.87%   (0.73)%  3.31% (1.12)% 36.40%  22.44%  35.43%  32.83% 11.37% (19.95)%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:           Q4 1998            24.87%
                          Worst quarter:          Q4 2000           -15.90%
                          Year to Date Return (1/1/01 to 9/30/01)   -28.18%



Average Annual Total Returns (for the periods ended December 31, 2000)



                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Investment A Shares
(with 4.50% sales
charge)/1/                 3/4/85      -23.56%     13.40%       13.68%         13.69%
                        ------------------------------------------------------------------
Investment B Shares/2/
(with applicable
Contingent Deferred
Sales Charge)              3/4/85      -24.42%     13.36%       13.35%         13.18%
                        ------------------------------------------------------------------
Investment C Shares/3/
(with applicable
Contingent Deferred
Sales Charge)              3/4/85      -20.36%     13.39%       13.24%         13.11%
                        ------------------------------------------------------------------
                                                                           (Since 3/1/85)
S&P 500 Index(R)*                      -9.11%      18.35%       17.46%         16.50%

--------------------------------------------------------------------------------
------

/1/For the period prior to March 6, 1998, the quoted performance of the Fund reflects the performance of the Investment A Shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was merged into Fifth Third Pinnacle Fund.


/2/The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares for the period prior to the commencement of operations of Investment B shares on October 11, 2000.


/3/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on March 9, 1998.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

            Fifth Third Quality Growth Fund


[LOGO OF FIFTH THIRD BANK]

Fundamental         Growth of capital. Income is a secondary objective.
Objective

Principal           Under normal circumstances, the Fund invests at least 65%
Investment          of total assets in common stocks of high quality growth
Strategies          companies.

                    High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.


                    To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the
An investment in    potential for extended periods of lackluster performance.

the Fund is not a
deposit of Fifth    Stocks that pay regular dividends provide investors some
Third Bank or any   return of their investment, to an extent, supporting the
other bank and is   stock's price, even during periods when the prices of
not insured or      equity securities generally are falling. However,
guaranteed by the   dividend-paying stocks, especially those that pay
FDIC or any other   significant dividends, also tend to appreciate less
government agency.  quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

            Fifth Third Quality Growth Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [CHART]

 1991      92      93      94      95      96      97      98      99      00
 ----     ----    ----    ----    ----    ----    ----    ----    ----    ----
34.38%    8.03%  (1.06)%  0.07%  31.59%  23.68%  32.70%  30.05%  23.51%  (4.00)%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:           Q4 1998            28.18%
                          Worst quarter:          Q3 1998            -9.32%
                          Year to Date Return (1/1/01 to 9/30/01)   -27.87%


Average Annual Total Returns (for the periods ended December 31, 2000)


                       Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        ------------------------------------------------------------------
Investment A Shares
(with 4.50% sales
charge)                    1/1/83      -8.32%      19.30%       16.41%         16.26%
                        ------------------------------------------------------------------
Investment B Shares/1/
(with applicable
Contingent Deferred
Sales Charge)             1//1/83      -9.47%      19.33%       16.09%         15.70%
                        ------------------------------------------------------------------
Investment C Shares/2/
(with applicable
Contingent Deferred
Sales Charge)             1//1/83      -4.48%      19.67%       16.16%         15.73%
                        ------------------------------------------------------------------
                                                                           (Since 1/1/83)
S&P 500 Index(R)*                      -9.11%      18.35%       17.46%         16.63%

--------------------------------------------------------------------------------
------
/1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

            Fifth Third Large Cap Growth Fund

            (Formerly the Kent Large Company Growth Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities of U.S. companies with
Strategies          at least $5 billion in market capitalization. The Fund
                    intends to invest at least 65% of its total assets in securities of companies that the Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not
a deposit of        The Fund invests in growth oriented stocks, which may be
Fifth Third Bank    sensitive to market movements. The prices of growth stocks
or any other        tend to reflect future expectations, and when those
bank and is not     expectations are not met, share prices generally fall.
insured or
guaranteed by       Significant investment in large companies also creates
the FDIC or any     various risks for the Fund. For instance, larger, more
other government    established companies tend to operate in mature markets,
agency.             which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table give some indication of the risks of an investment in the Fund by showing its performance for the year, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                    [CHART]

                                     2000
                                     ----
                                    (15.53)%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q1 2000   2.64%
                          Worst quarter:                   Q4 2000 -12.22%
                          Year to Date Return (1/1/01 to 9/30/01)          -23.17%


Average Annual Total Returns (for the periods ended December 31, 2000)


                                      Inception Date Past Year Since Inception
                       -------------------------------------------------------
Investment A Shares/2/                   10/19/99     -19.34%      -3.42%
(with 4.50% Sales Charge)
                       -------------------------------------------------------
Investment B Shares/3/                   10/19/99     -20.36%      -4.14%
(with applicable Contingent Deferred
Sales Charge)
                       -------------------------------------------------------
Investment C Shares/3/                   10/19/99     -17.01%      -0.82%
(with applicable Contingent Deferred
Sales Charge)
                       -------------------------------------------------------
                                                               (Since 11/1/99)
S&P 500 Index(R)*                                      -9.11%      -1.54%

--------------------------------------------------------------------------------
------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Large Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Growth Fund.


/2/ For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Large Company Growth Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/ For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Large Company Growth Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

            Fifth Third Equity Index Fund

            (Formerly the Kent Index Equity Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation with current income as a
Objective           secondary objective.

Principal           Under normal circumstances, the Fund invests substantially
Investment          all of its assets in common stock of companies that make
Strategies          up the Standard & Poor's 500 Composite Stock Price
                    Index(R) ("S&P 500")/1/. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of
                    0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses.
                    Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the
An investment in    potential for extended periods of lackluster performance.
the Fund is not
a deposit of        Indexing is a strategy whereby the Fund attempts to weight
Fifth Third Bank    its securities to match those of a broad-based securities
or any other        index (the S&P 500) in an attempt to approximate the
bank and is not     index's performance. Securities may be purchased, retained
insured or          and sold by the Fund at times when an actively managed
guaranteed by       fund would not do so. If the value of securities that are
the FDIC or any     heavily weighted in the index changes, you can expect a
other government    greater risk of loss than would be the case if the Fund
agency.             were not fully invested in such securities. There is also
                    a risk that the Fund will not accurately track the S&P
                    500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV
                    (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

                    There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.
------

/1/ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

                                    [CHART]

      1993       94       95       96       97       98      99      00
      ----      ----     ----     ----     ----     ----    ----    ----
      9.09%     0.74%   35.78%   21.92%   32.24%   27.93%  20.24%  (9.52)%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.






Best quarter:                            Q4 1998  21.23%
Worst quarter:                           Q3 1998 -10.09%
Year to Date Return (1/1/01 to 9/30/01)          -20.76%




Average Annual Total Returns (for the periods ended December 31, 2000)


                       Inception Date Past Year Past 5 Years Since Inception
                              ----------------------------------------------
Investment A Shares/2/    11/25/92     -13.58%     16.47%        15.70%
(with 4.50% sales
charge)
                              ----------------------------------------------
Investment B Shares/3/    11/2/92      -14.69%     16.46%        15.67%
(with applicable
Contingent Deferred
Sales Charge)
                              ----------------------------------------------
Investment C Shares/3/    11/2/92      -11.09%     16.68%        15.67%
(with applicable
Contingent Deferred
Sales Charge)
                              ----------------------------------------------
                                                             (Since 11/1/92)
S&P 500 Index(R)*                       -9.11%     18.35%        17.47%

--------------------------------------------------------------------------------

------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Equity Index Fund.


/2/ For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/ For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

            Fifth Third Large Cap Value Fund

            (Formerly the Kent Growth and Income Fund)


[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation with current income as a
Objective           secondary objective.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities of U.S. companies with
Strategies          at least $5 billion in market capitalization. The Fund
                    intends to invest in equity securities of companies that the Advisor believes are undervalued and have potential for capital appreciation and income. When selecting equity securities, the Advisor considers an issuer's balance sheet stability, cash flow, and potential earnings growth.
                    While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation.
                    The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds and preferred stock.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value and the
An investment in    potential for extended periods of lackluster performance.
the Fund is not
a deposit of        The Fund invests in value stocks. Value stocks are those
Fifth Third Bank    that appear to be underpriced based upon valuation
or any other        measures, such as lower price-to-earnings ratios and
bank and is not     price-to-book ratios. Value stocks present the risk that
insured or          they may not perform as well as other types of stocks,
guaranteed by       such as growth stocks.
the FDIC or any
other government    Significant investment in large companies also creates
agency.             various risks for the Fund. For instance, larger, more
                    established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

            Fifth Third Large Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For investment A Shares/1/

                                    [CHART]

             1993     94     95     96     97     98     99      00
             ----    ----   ----   ----   ----   ----   ----    ----
            11.81%   0.48% 34.60% 19.14% 23.89% 27.68% 18.53% (11.47)%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


Best quarter:                            Q4 1998  21.08%
Worst quarter:                           Q3 1998  -9.40%
Year to Date Return (1/1/01 to 9/30/01)          -20.59%



 Average Annual Total Returns (for the periods ended December 31, 2000)



                        Inception Date Past Year Past 5 Years Since Inception
                        -----------------------------------------------------
Investment A Shares/2/     12/1/92      -15.44%     13.51%        13.91%
(with 4.50% sales
charge)
                        -----------------------------------------------------
Investment B Shares/3/     11/2/92      -16.54%     13.45%        13.93%
(with applicable
Contingent Deferred
Sales Charge)
                        -----------------------------------------------------
Investment C Shares/3/     11/2/92      -13.02%     13.69%        13.93%
(with applicable
Contingent Deferred
Sales Charge)
                        -----------------------------------------------------
                                                              (Since 11/1/92)
S&P 500 Index(R)*                        -9.11%     18.35%         17.47%

--------------------------------------------------------------------------------
------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Value Fund.


/2/ For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/ For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

            Fifth Third Multi Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income).


Principal
Investment          Under normal circumstances, the Fund invests at least 80%
Strategies          of its assets in equity securities of multi-cap companies.
                    Equity securities of multi-cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The
                    Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors.
                    For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities. The prices of
                    equity securities fluctuate based on changes in a
An investment in    company's activities and financial condition and in
the Fund is not a   overall market conditions. While the Fund invests in both
deposit of Fifth    smaller and larger companies, the smaller companies in
Third Bank or any   which the Fund invests are especially sensitive to these
other bank and is   factors and therefore may be subject to greater share
not insured or      price fluctuations than other companies. Also, securities
guaranteed by the   of these smaller companies are often less liquid, thus
FDIC or any other   possibly limiting the ability of the Fund to dispose of
government agency.  such securities when the Advisor deems it desirable to do
                    so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

                    The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

            Fifth Third Multi Cap Value Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Russell 3000 Index is an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total returns as of 12/31 For Investment A Shares/1/

                                    [CHART]

 1991     92      93      94       95      96      97      98      99      00
 ----    ----    ----    ----     ----    ----    ----    ----    ----    ----
36.48%  13.64%  24.48%   0.64%   22.48%  19.08%  28.20%  (8.74)% 12.95%  23.33%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1991  27.30%
                          Worst quarter:  Q3 1998 -21.07%


Average Annual Total Returns (for the periods ended December 31, 2000)



                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Investment A Shares/1/     9/30/89      17.78%      13.14%       16.00%         13.05%
(with 4.50% sales
charge)
                        -------------------------------------------------------------------
Investment B Shares/2/     9/30/89      17.67%      13.38%       15.95%         12.96%
(with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
Investment C Shares/2/     9/30/89      21.67%      13.62%       15.95%         12.96%
(with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
                                                                            (Since 10/1/89)
Russell 3000 Index*                     -7.46%      17.39%       17.38%         14.84%
                        -------------------------------------------------------------------
Lipper Multicap Value                                                       (Since 10/1/89)
Index**                                  9.64%      13.69%       14.87%         12.13%

--------------------------------------------------------------------------------
------

* The Russell 3000 Index is composed of 3,000 large U.S. Companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.


** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.


/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.


/2/ For the period prior to August 13, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.

Fifth Third Equity Income Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income consistent with capital
Objective           appreciation.


Principal
Investment          Under normal circumstances, the Fund invests at least 80%
Strategies          of its assets in equity securities and at least 65% of its net assets in common stocks of U.S. companies with a weighted average market capitalization similar to that of the Standard & Poor's 500 Composite Stock Price Index(R)
                    ("S&P 500 Index")/1/ focusing on stocks that pay an increasing dividend. As of the date of this Prospectus, the S&P 500 Index statistics were as follows: the smallest company had a market capitalization of $652 million, the largest company a market capitalization of $407 billion, the mean market capitalization was $21 billion, and the weighted average market capitalization was $99 billion.

                    The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equities and in debt. The risks of
                    investing in equity securities include the risk of sudden
An investment in    and unpredictable drops in value or periods of lackluster
the Fund is not a   performance. The risks of investing in debt securities
deposit of Fifth    include the tendency of bond prices to fall as interest
Third Bank or any   rates rise.
other bank and is
not insured or      Significant investment in large companies also creates
guaranteed by the   various risks for the Fund. For instance, larger, more
FDIC or any other   established companies tend to operate in mature markets,
government agency.  which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

                    Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.


                    The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


------

/1/ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Income Fund
[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [CHART]

      1991     92     93     94      95     96     97     98     99      00
      ----    ----   ----   ----    ----   ----   ----   ----   ----    ----
     29.07%   4.61%  0.26% (0.65)% 30.73% 16.83% 38.15% 17.82% (4.87)% 12.36%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                            Q2 1997  15.29%
                          Worst quarter:                           Q3 1999 -11.45%
                          Year to Date Return (1/1/01 to 9/30/01)          -17.17%




Average Annual Total Returns (for the periods ended December 31, 2000)


                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                       --------------------------------------------------------------------
Investment A Shares         1/1/83        7.33%     14.19%       13.06%         13.94%
(with 4.50% sales
charge)
                       --------------------------------------------------------------------
Investment B Shares/1/      1/1/83        6.64%     14.18%       12.76%         13.41%
(with applicable
Contingent Deferred
Sales Charge)
                       --------------------------------------------------------------------
Investment C Shares/2/      1/1/83       11.87%     14.56%       12.83%         13.42%
(with applicable
Contingent Deferred
Sales Charge)
                       --------------------------------------------------------------------
                                                                            (Since 1/1/83)
S&P 500 Index(R)*                       -9.11%      18.35%       17.46%         16.63%

--------------------------------------------------------------------------------
------
/1/ The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.
/2/ The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on January 27, 1997.

* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

            Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK]

Fundamental         Capital appreciation and income.
Objective

Principal           Under normal circumstances, the Fund uses an asset
Investment          allocation strategy, investing in three primary categories
Strategies          of securities: stocks, bonds and money market instruments.
                    The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                    The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is, companies with market capitalizations, no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)/1/ (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of smaller companies.


                    The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks associated with following an asset allocation
                    strategy, such as the risk that the Fund will not
An investment in    correctly anticipate the relative performance of the
the Fund is not a   different asset classes in which it may invest.
deposit of Fifth
Third Bank or any   To the extent the Fund invests in stocks and convertible
other bank and is   securities, it assumes the risks of equity investing,
not insured or      including sudden and unpredictable drops in value and
guaranteed by the   periods of lackluster performance.
FDIC or any other
government agency.  Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

                    Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                    Through its investment in bonds, the Fund assumes the
                    risks of bond investing, including the tendency of prices
                    to fall as interest rates rise. That risk is greater for
                    bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest
                    payments. Prices of convertible securities, which include
                    bonds and preferred stocks, may be affected by the prices
                    of the underlying security, which generally is common
------              stock.


/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

            Fifth Third Balanced Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [CHART]

 1991     92     93     94      95     96      97     98     99     00
 ----    ----   ----   ----    ----   ----    ----   ----   ----   ----
30.13%   9.88%  1.74% (1.03)% 26.53% 14.23%  24.08% 17.87% 15.30%  2.09%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 1998 17.81%
                          Worst quarter:                   Q3 1998 -6.36%
                          Year to Date Return (1/1/01 to 9/30/01)         -21.11%


Average Annual Total Returns (for the periods ended December 31, 2000)


                                                                                Since
                        Inception Date Past Year Past 5 Years Past 10 Years   Inception
                        ------------------------------------------------------------------
Investment A Shares
(with 4.50% sales           1/1/83      -2.51%      13.43%       13.09%         15.15%
charge)
                        ------------------------------------------------------------------
Investment B Shares/1/
(with applicable            1/1/83      -3.12%      13.39%       12.77%         14.60%
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------------------
Investment C Shares/2/
(with applicable            1/1/83       1.57%      13.79%       12.85%         14.64%
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------------------
                                                                            (Since 1/1/83)
S&P 500 Index(R)*                       -9.11%      18.35%       17.46%         16.63%
                        ------------------------------------------------------------------
                                                                            (Since 1/1/83)
LBAB Index(R)**                          11.63%     6.46%         7.96%         9.62%

--------------------------------------------------------------------------------
------
/1/The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.
/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.

* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.


** The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third International Equity Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in equity securities and at least 65% of its
Strategies          assets in securities of non-U.S. companies. The companies
                    whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

                    The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and
                    (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal, policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.


                    The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")./1/ Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country or sector) by investing in "baskets" of common stocks and other equity securities. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. Investing in "baskets" of common stocks enables the Fund to broadly replicate the underlying performance of the local country, sector, or index classification.


                    The Fund reserves the right to invest up to 35% of its assets in other securities, such as equity securities of U.S. companies.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not a
deposit of Fifth    Stocks of foreign companies present additional risks for
Third Bank or any   U.S. investors. Stocks of foreign companies tend to be
other bank and is   less liquid and more volatile than their U.S.
not insured or      counterparts, in part because accounting standards and
guaranteed by the   market regulations tend to be less standardized and
FDIC or any other   economic and political climates less stable. Fluctuations
government agency.  in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging
                    markets, such as most countries in Africa, Asia, Latin
                    America and the Middle East. To the extent that the Fund
                    invests in those kinds of stocks or in those areas, it
                    will be exposed to the risks associated with those kinds
                    of investments.
------

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital
    International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International Equity Fund

[LOGO OF FIFTH THIRD INTERNATIONAL EQUITY FUND]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.


The returns assume that Fund distributions have been reinvested. The returns for Investment B and C shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Investment A Shares

                                    [CHART]

                   1995     96      97     98      99      00
                  -----    ----    ----   -----   -----  ------
                  11.29%   8.54%   7.96%  19.34%  25.74% -14.43%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:                            Q4 1999  17.70%
                          Worst quarter:                           Q3 1998 -11.88%
                          Year to Date Return (1/1/01 to 9/30/01)          -20.97%

                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                         Inception Date Past Year Past 5 Years Since Inception
                        ------------------------------------------------------
Investment A Shares         8/18/94      -18.28%     7.52%          6.59%
(with 4.50% sales
charge)
                        ------------------------------------------------------
Investment B Shares/1/      8/18/94      -18.68%     7.43%          6.57%
(with applicable
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------
Investment C Shares/2       8/18/94      -14.94%     8.16%          6.91%
/ (with applicable
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------
                                                               (Since 9/1/94)
EAFE Index(R)*                           -13.96%     7.43%          6.96%

--------------------------------------------------------------------------------
------

/1/The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.


/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 25, 1996.


* The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third International GDP Fund

(Formerly the Kent International Growth Fund)

[LOGO OF FIFTH THIRD FUNDS]

Fundamental         Long-term capital appreciation.
Objective

Principal           Under normal circumstances, the Fund invests at least 65%
Investment          of its total assets in the common and preferred stocks of
Strategies          companies located in at least three countries in Europe,
                    Australia and the Pacific Rim.

                    The Advisor considers the size and growth of a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")/1/. The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
An investment in    lackluster performance.
the Fund is not a
deposit of Fifth    Stocks of foreign companies present additional risks for
Third Bank or any   U.S. investors. Stocks of foreign companies tend to be
other bank and is   less liquid and more volatile than their U.S.
not insured or      counterparts, in part because accounting standards and
guaranteed by the   market regulations tend to be less standardized, and
FDIC or any other   economic and political climates less stable. Fluctuations
government agency.  in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin
                    America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

                    The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

------
/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital
    International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International GDP Fund
[LOGO OF FITH THIRD]


Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to three relative
broad-based
securities
indices. The
Morgan Stanley
Capital
International
EAFE Index (the
"EAFE Index") is
a widely
recognized,
unmanaged index
composed of a
sample of
companies
representative of
the market
structure of 20
European and
Pacific Basin
countries. The
Morgan Stanley
Capital
International
Europe Index is
an unmanaged
index of European
stocks. The
Morgan Stanley
Capital
International
Pacific Rim Index
is an unmanaged
index of stocks
in the Pacific
Rim region.


The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         28.99%   5.51%   12.88%  5.57%   2.25%   17.60%  27.95%  -17.81%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                          Best quarter:                            Q4 1998  19.36%
                          Worst quarter:                           Q3 1998 -13.74%
                          Year to Date Return (1/1/01 to 9/30/01)          -28.66%


                                -------------------------




Past performance
does not indicate                               Average
how the Fund will                               Annual
perform in the                                  Total
future.                                         Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------

                        Inception Date Past Year Past 5 Years Since Inception
                              -----------------------------------------------
Investment A Shares/2/     12/4/92      -21.30%      5.02%         8.82%
(with 4.50% sales
charge)
                              -----------------------------------------------
Investment B Shares/3      12/4/92      -22.35%      4.90%         8.65%
/ (with applicable
Contingent Deferred
Sales Charge)
                              -----------------------------------------------
Investment C Shares/3      12/4/92      -19.08%      5.22%         8.65%
/ (with applicable
Contingent Deferred
Sales Charge)
                              -----------------------------------------------
Morgan Stanley Capital                                        (Since 12/1/92)
International EAFE                      -13.96%      7.43%        10.89%
Index(R)*
                              -----------------------------------------------
Morgan Stanley Capital                                        (Since 12/1/92)
International Europe                                15.75%
Index**                                  -8.14%                   16.60%
                              -----------------------------------------------
Morgan Stanley Capital                                        (Since 12/1/92)
International Pacific                               -3.78%
Rim Index***                            -25.64%                    3.21%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.

------

/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent International Growth Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent International Growth Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Morgan Stanley Capital International EAFE Index (*the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.


** The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks.


*** The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.

Fifth Third Worldwide Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of total return (using a combination of capital
Objective           appreciation and income) consistent with reasonable risk.

Principal           Under normal circumstances, the Fund invests primarily in
Investment          other mutual funds that invest in equity securities on a
Strategies          domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

                    The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.


                    The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

                    Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund
[LOGO OF FIFTH THIRD BANK]

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in other funds which have substantial
                    investments in foreign markets. Foreign securities,
An investment in    foreign currencies, and securities issued by U.S. entities
the Fund is not a   with substantial foreign operations can involve additional
deposit of Fifth    risks relating to political, economic, or regulatory
Third Bank or any   conditions in foreign countries. These risks include
other bank and is   fluctuations in foreign currencies; withholding or other
not insured or      taxes; trading, settlement, custodial and other
guaranteed by the   operational risks; and the less stringent investor
FDIC or any other   protection and disclosure standards of some foreign
government agency.  markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.
                    investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.


                    Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.


                    The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

                    The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

                    The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

                    The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

                    An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Morgan
Stanley Capital
International
World Index is an
unmanaged index
generally
representative of
the performance
of the equity
markets of 23
developed
countries as a
whole.


The returns
assume that Fund
distributions
have been
reinvested. The
table assumes
that shareholders
redeem their fund
shares at the end
of the period
indicated.


Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment C Shares/1/

1991      92      93      94      95      96      97      98      99      00
----     ----    ----    ----    ----    ----    ----    ----    ----    ----
36.45%   19.56%  24.51%  0.62%   22.43%  18.19%  28.16%  -8.74%  12.93%  23.29%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q4 1999  27.34%
                          Worst quarter:  Q4 2000 -13.89%

                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                        Inception Date Past Year Past 5 Years Since Inception
                              -----------------------------------------------
Investment C Shares/1/     4/30/93      -13.69%     17.30%         13.45%
(with applicable
Contingent Deferred
Sales Charge)
                              -----------------------------------------------
                                                              (Since 5/1/93)
Morgan Stanley Capital                                             12.70%
International World
Index*                                  -12.92%     12.53%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Lauerate Fund, adjusted to reflect the expenses and sales charges for Investment C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Worldwide Fund.


* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

Fifth Third Strategic Income Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of income consistent with reasonable risk.
Objective           Achieving capital appreciation is a secondary objective.


Principal           Under normal market circumstances, the Fund invests at
Investment          least 80% of its assets in income-producing securities
Strategies          such as debt securities, preferred stocks and common and
                    preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.



                    The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.


                    In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


                    In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities. Prices of debt
                    securities rise and fall in response to interest rate
An investment in    changes for similar securities. Generally, when interest
the Fund is not a   rates rise, prices of debt securities fall. The net asset
deposit of Fifth    value of the Fund may also decrease during periods of
Third Bank or any   rising interest rates. An issuer of debt securities may
other bank and is   default (fail to repay interest and principal when due).
not insured or      If an issuer defaults or the risk of such default is
guaranteed by the   perceived to have increased, the Fund may lose all or part
FDIC or any other   of its investment. The net asset value of the Fund may
government agency.  fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more

Fifth Third Strategic Income Fund
[LOGO OF FIFTH THIRD BANK]

                    volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                    An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

                    Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

                    Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Intermediate
Credit Index is
an unmanaged
index generally
representative of
the performance
of the bond
market as a
whole.


The returns
assume that Fund
distributions
have been
reinvested.


Past performance
does not indicate
how the Fund will
perform in the
future.


                                    [CHART]

       Year-to-Year Total Returns as of 12/31 For Investment A Shares/1/

  1991      92      93      94      95      96      97     98      99      00
  ----     ----    ----    ----    ----    ----    ----   ----    ----    ----
  36.48%   13.64%  24.48%  0.64%   22.48%  19.08%  28.20% -8.74%  12.95%  23.33%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q1 1991  7.54%
                          Worst quarter:  Q4 1999 -4.77%

                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                                                                               Since
                       Inception Date Past Year Past 5 Years Past 10 Years   Inception
                        -----------------------------------------------------------------
Investment C Shares/1     3/10/85       14.51%      6.09%        7.38%          7.03%
/ (with applicable
Contingent Deferred
Sales Charge)
                        -----------------------------------------------------------------
                                                                           (Since 3/1/85)
Lehman Intermediate                                                             9.05%
Credit Index*                           9.45%       5.99%        8.07%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Investment C shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Investment C shares. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Strategic Income Fund.


* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

Fifth Third Michigan Municipal Bond Fund

(Formerly the Kent Michigan Municipal Bond Fund)

[LOGO OF FIFTH THIRD FUNDS]

Fundamental         Current income that is exempt from federal income tax and
Objective           Michigan personal income tax.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bond obligations which consist
Strategies          of bonds, notes and commercial paper issued by states and
                    their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in the Fund will have a remaining maturity of more than ten years.

                    The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's), or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include tax
Investment Risks    risk and the risks of investing in debt securities, such
                    as the tendency of bond prices to fall when interest rates
An investment in    rise and the risk of an issuer defaulting on its
the Fund is not a   obligations of paying principal and interest. The prices
deposit of Fifth    of long-term bonds tend to be more volatile than the
Third Bank or any   prices of bonds with a shorter remaining maturity.

other bank and is
not insured or      Generally, the price of a bond moves in the opposite
guaranteed by the   direction from interest rates. New bonds issued after a
FDIC or any other   rise in rates offer higher yields to investors. An
government agency.  existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

                    Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and

Fifth Third Michigan Municipal Bond Fund
[LOGO OF FIFTH THIRD BANK]

                    agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

                    Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

            Fifth Third Michigan Municipal Bond Fund
[LOGO OF FIFTH THIRD]
Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers Three-
Year General
Obligation
Municipal Bond
Index is an
unmanaged index
of debt
obligations
issued by
municipalities.

The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

            1994      95      96      97      98       99       00
            ----     ----    ----    ----    ----     ----     ----
            0.16%    8.01%   3.36%   5.38%   4.60%    0.51%    6.05%


                                The bar chart above does not reflect the
Past performance                impact of any applicable sales charges or
does not indicate               account fees, which would reduce returns.
how the Fund will
perform in the
future.


                          Best quarter:                    Q1 1995  2.98%
                          Worst quarter:                   Q1 1994 -1.57%
                          Year to Date Return (1/1/01 to 9/30/01)   5.48%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                         Inception Date Past Year Past 5 Years Since Inception
                        ------------------------------------------------------
Investment A Shares/2       5/11/93       1.25%      3.00%          3.40%
/ (with 4.50% sales
charge)
                        ------------------------------------------------------
Investment B Shares/3        5/3/93       0.23%      2.73%          3.16%
/ (with applicable
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------
Investment C Shares/3        5/3/93       4.23%      3.09%          3.16%
/ (with applicable
Contingent Deferred
Sales Charge)
                        ------------------------------------------------------
Lehman Brothers Three-
Year General Obligation                                        (Since 5/1/93)
Municipal Bond Index*                     6.25%      4.66%          4.73%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Bond Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Lehman Brothers Three Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Fifth Third Ohio Municipal Bond Fund
(Formerly the Fifth Third Ohio Tax Free Bond Fund)
[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income exempt from federal income tax and the
Objective           personal income taxes imposed by the State of Ohio and
                    Ohio municipalities.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bond securities which pay
Strategies          interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include tax
Investment Risks    risk and the risks of investing in debt securities, such
                    as, the tendency of bond prices to fall when interest
An investment in    rates rise and the risk of an issuer defaulting on its
the Fund is not a   obligation to pay principal and interest.

deposit of Fifth
Third Bank or any   Generally, the price of a bond moves in the opposite
other bank and is   direction from interest rates. New bonds issued after a
not insured or      rise in rates offer higher yields to investors. An
guaranteed by the   existing bond with a lower yield can appear attractive to
FDIC or any other   investors by selling it at a lower price. This process
government agency.  works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

                    Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including

Fifth Third Ohio Municipal Bond Fund


[LOGO OF FIFTH THIRD BANK]

                    economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

                    In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

                    Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of The Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund


[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Municipal Bond
Index(R)
("LBMBI") is an
unmanaged index
that generally is
representative of
the municipal
bonds market.

The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                    [CHART]

       Year-to Year Total Returns as of 12/31 For Investment A Shares/1/


1991      92      93      94      95      96      97      98      99      00
----     ----    ----    ----    ----    ----    ----    ----    ----    ----
9.46%    6.24%   6.71%   -4.01%  13.72%  3.48%   6.92%   5.50%   -3.17%  8.72%


                                        The bar chart above does not reflect the
                                       impact of any applicable sales charges or account fees, which would reduce returns.




                          Best quarter:                Q1 1995         5.53%
                          Worst quarter:               Q1 1994        -3.78%
                          Year to Date Return (1/1/01 to 9/30/01)    5.11%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Investment A Shares         1/1/87       3.78%       3.25%        4.75%          4.60%
(with 4.50% sales
charge)
                        -------------------------------------------------------------------
Investment B Shares/1/      1/1/87       2.49%       2.99%        4.39%          4.13%
(with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
Investment C Shares/2/      1/1/87       8.08%       3.52%        4.50%          4.20%
(with applicable
Contingent Deferred
Sales Charge)
                        -------------------------------------------------------------------
                                                                            (Since 1/1/87)
LBMBI*                                   11.69%      5.84%        7.32%          7.34%

--------------------------------------------------------------------------------
------

/1/The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

/2/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

* The Lehman Brothers Municipal Bond Index (the "LBMBI") is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Municipal Bond Fund

(Formerly the Kent Tax-Free Income Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income that is exempt from federal income tax.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bond obligations. Municipal
Strategies          bond obligations consist of bonds, notes and commercial
                    paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years.
                    The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.


                    While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

                    While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


Principal           The principal risks of investing in the Fund include tax
Investment Risks    risk and the risks of investing in debt securities, such
                    as the tendency of bond prices to fall when interest rates
An investment in    rise and the risk of an issuer defaulting on its
the Fund is not a   obligations of paying principal and interest. The prices
deposit of Fifth    of long-term bonds tend to be more volatile than the
Third Bank or any   prices of bonds with a shorter remaining maturity.

other bank and is
not insured or      Generally, the price of a bond moves in the opposite
guaranteed by the   direction from interest rates. New bonds issued after a
FDIC or any other   rise in rates offer higher yields to investors. An
government agency.  existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

                    In addition, because revenue bonds [and limited obligation securities] are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.


                    Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which could create adverse tax consequences.

Fifth Third Municipal Bond Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Municipal Bond
Index ("LBMBI")
is an unmanaged
index that
generally is
representative of
the municipal
bonds market.

The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                    [CHART]

Year-to-Year Total Returns as of 12/31 For Investment A Shares/1/

                     1996      97      98      99      00
                     -----    ----    ----    ----    ----
                     3.53%    8.32%   5.43%   -3.40%  11.97%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Past performance
does not indicate
how the Fund will
perform in the
future.


                          Best quarter:                Q4 2000         4.83%
                          Worst quarter:               Q2 1999        -2.30%
                          Year to Date Return (1/1/01 to 9/30/01)    4.81%


                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                        Inception Date Past Year Past 5 Years Since Inception
                               ----------------------------------------------
Investment A Shares/2/     3/31/95        6.94%      4.07%         4.99%
(with 4.50% sales
charge)
                               ----------------------------------------------
Investment B Shares/3/     3/20/95        6.25%      3.96%         4.93%
(with applicable
Contingent Deferred
Sales Charge)
                               ----------------------------------------------
Investment C Shares/3/     3/20/95       10.25%      4.30%         5.06%
(with applicable
Contingent Deferred
Sales Charge)
                               ----------------------------------------------
                                                              (Since 4/1/95)
LBMBI*                                   11.69%      5.84%         6.77%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Tax-Free Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Municipal Bond Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Lehman Brothers Municipal Bond Index (the "LBMBI") is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Bond Fund

(Formerly the Fifth Third Quality Bond Fund and Kent Income Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High current income. Capital growth is a secondary
Objective           objective.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in bonds, including U.S. Treasury bills,
Strategies          notes and bonds, securities of U.S. Government agencies
                    and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                    The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not a   paying principal and interest. The prices of long-term
deposit of Fifth    bonds (bonds with a remaining maturity of at least 10
Third Bank or any   years) tend to be more volatile than the prices of bonds
other bank and is   with a shorter remaining maturity.
not insured or
guaranteed by the   Generally, the price of a bond moves in the opposite
FDIC or any other   direction from interest rates. New bonds issued after a
government agency.  rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                    From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund


[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Government/Credit
Bond Index and
the Lehman
Brothers Long
Government/Credit
Bond Index are
unmanaged indices
comprised of U.S.
Treasury issues,
debt of U.S.
Government
agencies,
corporate debt
guaranteed by the
U.S. Government
and all publicly
issued, fixed-
rate,
nonconvertible
investment-grade,
dollar-
denominated, SEC-
registered
corporate debt.

The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                    [CHART]

Year-to-Year Total Returns as of 12/31 For Investment A Shares/1/

                     1996      97      98      99      00
                     ----     ----    ----    ----    ----
                     1.16%    10.19%  9.04%   -4.76%  11.65%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q2 1997  4.57%
                          Worst quarter:  Q1 1996 -3.78%
                          Year to Date Return
                           (1/1/01 to 9/30/01)     8.82%

                                -----------------------------------------------
Past performance                                Average
does not indicate                               Annual
how the Fund will                               Total
perform in the                                  Returns
future.                                         (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                        Inception Date Past Year Past 5 Years Since Inception
                             ------------------------------------------------
Investment A Shares/2/
(with 4.50% sales          3/22/95       6.58%       4.30%         6.19%
charge)
                             ------------------------------------------------
Investment B Shares/3/
(with applicable           3/20/95       5.76%       4.13%         6.12%
Contingent Deferred
Sales Charge)
                             ------------------------------------------------
Investment C Shares/3/
(with applicable           3/20/95       9.76%       4.47%         6.25%
Contingent Deferred
Sales Charge)
                             ------------------------------------------------
                                                              (Since 4/1/95)
Lehman Brothers                                                    7.76%
Government/Credit Bond
Index*                                   11.84%      6.23%
                             ------------------------------------------------
Lehman Brothers Long                                               9.40%
Government/Credit Bond
Index**                                  16.16%      6.58%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Bond Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Lehman Brothers Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


** The Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Intermediate Municipal Bond Fund

(Formerly the Fifth Third Municipal Bond Fund and Kent Intermediate Tax-Free Fund)



[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income that is exempt from federal
Objective           regular income taxes.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in municipal bonds, which pay interest that
Strategies          is exempt from federal income tax. The Fund's dollar-
                    weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                    Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                    In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include tax
Investment Risks    risk and the risks of investing in debt securities, such
                    as, the tendency of bond prices to fall when interest
An investment in    rates rise and the risk of an issuer defaulting on its
the Fund is not a   obligations of paying principal and interest.

deposit of Fifth
Third Bank or any   Generally, the price of a bond moves in the opposite
other bank and is   direction from interest rates. New bonds issued after a
not insured or      rise in rates offer higher yields to investors. An
guaranteed by the   existing bond with a lower yield can appear attractive to
FDIC or any other   investors by selling it at a lower price. This process
government agency.  works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                    The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

                    Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Intermediate Municipal Bond Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers Three-
Year General
Obligation
Municipal Bond
Index and the
Lehman Brothers
Five-Year General
Obligation
Municipal Bond
Index are
unmanaged indices
of debt
instruments
issued by
municipalities.

The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment C
shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                    [CHART]

     Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/


         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         8.29%    -3.03%  12.76%  3.17%   6.80%   5.09%   -1.27%  8.72%

Past performance                The bar chart above does not reflect the
does not indicate               impact of any applicable sales charges or
how the Fund will               account fees, which would reduce returns.
perform in the
future.


                          Best quarter:   Q1 1995      5.38%
                          Worst quarter:  Q1 1994     -3.97%
                          Year to Date Return (1/1/01
                           to 9/30/01)                 5.40%

                                -----------------------------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------

                        Inception Date Past Year Past 5 Years Since Inception
                             -------------------------------------------------
Investment A Shares/2/
(with 4.50% sales
 charge)                   12/18/92      3.83%      3.48%          4.38%
                             -------------------------------------------------
Investment B Shares/3
(with applicable
 Contingent Deferred
 Sales Charge)             12/16/92      2.91%      3.32%          4.15%
                             -------------------------------------------------
Investment C Shares/3
(with applicable
 Contingent Deferred
 Sales Charge)             12/16/92      6.91%      3.67%          4.15%
                             -------------------------------------------------
Lehman Brothers                                               (since 12/31/92)
Three-Year General
 Obligation Municipal
 Bond Index*                             6.25%      4.66%          4.86%
                             -------------------------------------------------
Lehman Brothers                                               (since 12/31/92)
Five-Year General
 Obligation Municipal
 Bond Index**                            7.70%      4.95%          5.56%

--------------------------------------------------------------------------------
------



/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Lehman Brothers Three Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate dabe obligations issued by state and local government entities.


** The Lehman Brothers Five Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Intermediate Bond Fund

(Formerly the Fifth Third Bond Fund for Income and Kent Intermediate Bond Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income.
Objective


Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in the following types of investment grade
Strategies          bonds: corporate securities, mortgage-backed securities,
                    and securities of the U.S. Treasury and U.S. Government agencies and instrumentalities. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.


                    The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include tax
Investment Risks    risk and the risks of investing in debt securities, such
                    as, the tendency of bond prices to fall when interest
An investment       rates rise and the risk of an issuer defaulting on its
in the Fund         obligations of paying principal and interest.

is not a
deposit of          Generally, the price of a bond moves in the opposite
Fifth Third         direction from interest rates. New bonds issued after a
Bank or any         rise in rates offer higher yields to investors. An
other bank          existing bond with a lower yield can appear attractive to
and is not          investors by selling it at a lower price. This process
insured or          works in reverse as well; as interest rates fall, the
guaranteed by       price of a bond tends to increase.

the FDIC or
any other           Tax risk involves the possibility that the issuer of
government          securities will fail to comply with certain requirements
agency.             of the Internal Revenue Code, which would create adverse
                    tax consequences.

Fifth Third Intermediate Bond Fund



[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Intermediate
Government/Credit
Bond Index(R) is
an unmanaged
index comprised
of U.S. Treasury
issues, publicly
issued debt of
U.S. Government
agencies,
corporate debt
guaranteed by the
U.S. Government
and all publicly
issued, fixed-
rate,
nonconvertible,
investment-grade,
dollar-
denominated, SEC-
registered
corporate debt.


The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment B and
C shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.


                                    [CHART]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         8.18%    -3.01%  15.75%  2.76%   7.62%   7.26%   -1.36%  9.44%


                                        The bar chart above does not reflect the
                                       impact of any applicable sales charges or account fees, which would reduce returns.

Past performance
does not indicate
how the Fund will
perform in the
future.


                          Best quarter:                  Q2 1995      5.48%
                          Worst quarter:                 Q1 1994     -2.48%
                          Year to Date Return (1/1/01 to 9/30/01)     8.65%


                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------

                          Inception Date Past Year Past 5 Years Since Inception
                        -------------------------------------------------------
  Investment A Shares/2/
  (with 4.50% sales          11/25/92      4.54%       4.10%          5.04%
  charge)
                        -------------------------------------------------------
  Investment B Shares/3/
  (with applicable           11/2/92       3.63%       3.94%          4.82%
  Contingent Deferred
  Sales Charge)
                        -------------------------------------------------------
  Investment C Shares/3/
  (with applicable           11/2/92       7.63%       4.28%          4.82%
  Contingent Deferred
  Sales Charge)
                        -------------------------------------------------------
                                                                (Since 11/1/92)
  Lehman Brothers
  Intermediate
  Government/Credit
  Bond Index(R)*                           10.10%      6.11%          6.47%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Bond Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


/3/For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C shares.


* The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund

(Formerly the Kent Short Term Bond Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income.
Objective

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in bonds including corporate and government
Strategies          debt securities. The Fund's dollar-weighted average
                    maturity will be less than three years. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.

                    While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as the
                    tendency of bond prices to fall when interest rates rise
An investment       and the risk of an issuer defaulting on its obligations of
in the Fund         paying principal and interest. The prices of long-term
is not a            bonds tend to be more volatile than the prices of bonds
deposit of          with a shorter remaining maturity.
Fifth Third
Bank or any         Generally, the price of a bond moves in the opposite
other bank          direction from interest rates. New bonds issued after a
and is not          rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or         works in reverse as well, as interest rates fall, the
any other           price of a bond tends to increase.
government
agency.             The Fund can acquire bonds that carry investment grade
                    credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Short Term Bond Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers 1-3-Year
Government Bond
Index is an
unmanaged index
of U.S. Treasury
issues and
publicly issued
debt of U.S.
Government
agencies with
maturities of one
to three years,
the 91-Day
Treasury Bill
return tracks the
investment
returns paid on
U.S. Treasury
bills maturing in
91 days, and the
Consumer Price
index is an
unmanaged index
measuring price
increases in a
standardized
"market basket"
of consumer
products.


The returns
assume that Fund
distributions
have been
reinvested. The
table assumes
that shareholders
redeem their fund
shares at the end
of the period
indicated.


                                   [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

          1993      94      95      96      97      98      99     00
          ----     ----    ----    ----    ----    ----    ----   ----
          3.04%    1.00%   10.29%  4.06%   6.26%   6.00%   2.35%  7.96%


                                        The bar chart above does not reflect the
                                       impact of any applicable sales charges or account fees, which would reduce returns.

Past performance
does not indicate
how the Fund will
perform in the
future.


         Best quarter:                Q2 1995         3.24%
         Worst quarter:               Q1 1996        -0.05%
         Year to Date Return (1/1/01 to 9/30/01)    7.18%


                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                          Inception Date Past Year Past 5 Years Since Inception
                        -------------------------------------------------------
Investment A Shares/2/       12/4/92       3.07%       4.34%         4.48%
(with 4.50% sales
charge)
                        -------------------------------------------------------
                                                                (Since 12/1/92)
Lehman Brothers 1-3-Year                   8.17%       5.96%         5.84%
Government Bond Index*
                        -------------------------------------------------------
                                                                (Since 12/1/92)
Consumer Price Index**                     3.39%       2.54%         2.55%
                        -------------------------------------------------------
                                                                (Since 12/1/92)
91-Day Treasury Bill***                    5.96%       5.25%         4.90%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Short Term Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Short Term Bond Fund.


/2/For the period prior to October 29, 2001, the quoted performance of Investment A shares of the Fund reflects the performance of the Investment Shares of the Kent Short Term Bond Fund, adjusted to reflect the expenses and sales charges for Investment A shares.


* The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.


** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.


*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund


(Formerly the Fifth Third U.S. Government Securities Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         High level of current income. Capital growth is a
Objective           secondary objective.

Principal           Under normal circumstances, the Fund invests at least 80%
Investment          of its assets in U.S. Government bonds. The Fund seeks to
Strategies          maintain a dollar-weighted average maturity of between two and ten years.



                    U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not guaranteed by the U.S. Government, including issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), and includes mortgage backed securities.

                    U.S. Treasury securities are debt obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. While there are different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

                    In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                    The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.


                    When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in debt securities, such as, the
                    tendency of bond prices to fall when interest rates rise
An investment in    and the risk of an issuer defaulting on its obligations of
the Fund is not     paying principal and interest.
a deposit of
Fifth Third Bank    Generally, the price of a bond moves in the opposite
or any other        direction from interest rates. New bonds issued after a
bank and is not     rise in rates offer higher yields to investors. An
insured or          existing bond with a lower yield can appear attractive to
guaranteed by       investors by selling it at a lower price. This process
the FDIC or any     works in reverse as well; as interest rates fall, the
other government    price of a bond tends to increase.

agency.
                    The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price of yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third U.S. Government Bond Fund



[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time, as
well as compared
to a broad-based
securities index.
The Lehman
Brothers
Intermediate
Government Bond
Index(R)
("LBIGBI") is an
unmanaged index
generally
representative of
intermediate-term
government bonds.

The returns
assume that Fund
distributions
have been
reinvested. The
returns for
Investment C
shares will
differ from the
returns for
Investment A
shares (which are
shown in the bar
chart) because of
differences in
expenses of each
class. The table
assumes that
shareholders
redeem their fund
shares at the end
of the period
indicated.

                                   [CHART]

       Year-by-Year Total Return as of 12/31 For Investment A Shares/1/


 1991      92      93      94      95      96      97      98      99      00
 ----     ----    ----    ----    ----    ----    ----    ----    ----    ----
 9.51%    5.27%   6.19%   -2.18%  13.01%  2.45%   7.14%   7.38%   0.02%   9.15%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Past performance
does not indicate
how the Fund will
perform in the
future.


         Best quarter:                  Q2 1995          4.49%
         Worst quarter:                 Q1 1994         -1.99%
         Year to Date Return (1/1/01 to 9/30/01)       8.02%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                                                                               Since
                       Inception Date Past Year Past 5 Years Past 10 Years   Inception
                       ------------------------------------------------------------------
Investment A Shares        1/1/86      4.23%       4.20%         5.22%         5.71%
(with 4.50% sales
charge)
                       ------------------------------------------------------------------
Investment C Shares/1      1/1/86      8.60%       4.43%         4.94%         5.26%
/ (with applicable
Contingent Deferred
Sales Charge)
                       ------------------------------------------------------------------
                                                                           (Since 1/1/86)
LBIGBI(R)*                             10.47%      6.18%         7.19%          7.79%

--------------------------------------------------------------------------------
------
/1/The performance of Investment C shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment C shares, for the period prior to the commencement of operations of Investment C shares on April 24, 1996.

* The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

Fifth Third Prime Money Market Fund

(Formerly the Fifth Third Prime Money Market Fund and Kent Money Market Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income consistent with stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their two highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.


                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.


                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, credit risk and foreign investment risk.
                    Interest rate risk involves the possibility that the
An investment in    Fund's yield will decrease due to a decrease in interest
the Fund is not a   rates or that the value of the Fund's investments will
deposit of Fifth    decline due to an increase in interest rates. Net asset
Third Bank or any   value risk involves the possibility that the Fund will be
other bank and is   unable to meet its goal of a constant $1.00 per share.
not insured or      Credit risk involves the risk that an issuer cannot make
guaranteed by the   timely interest and principal payments on its debt
FDIC or any other   securities. Foreign investment risk involves the risk
government agency.  associated with higher transaction costs, delayed
Although the Fund   settlements, and adverse economic, political or social
seeks to preserve   developments.

the value of your
investment at
$1.00 per share,
it is possible to
lose money by
investing in this
Fund.

Fifth Third Prime Money Market Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         2.69%    3.83%   5.60%   5.04%   5.21%   5.05%   4.53%   5.80%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 2000          1.51%
                          Worst quarter:                   Q2 1993          0.65%
                          Year to Date Return (1/1/01 to 9/30/01)       3.07%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                       Inception Date Past Year Past 5 Years Since Inception
                       -----------------------------------------------------
Investment A Shares       8/11/92       5.80%      5.13%          4.63%
                       -----------------------------------------------------
Investment B Shares/1     8/11/92      -0.21%      3.96%          3.83%
/ (with applicable
Contingent Deferred
Sales Charge)

--------------------------------------------------------------------------------
------
/1/The performance of Investment B shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Investment B shares, for the period prior to the commencement of operations of Investment B shares on October 11, 2000.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Government Money Market Fund
[LOGO OF FIFTH THIRD BANK]

Fundamental         High current income consistent with stability of principal
Objective           and liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. Agency securities are generally limited to those that are considered tax advantaged by some states.


Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, and credit risk. Interest rate risk
                    involves the possibility that the Fund's yield will
An investment in    decrease due to a decrease in interest rates or that the
the Fund is not a   value of the Fund's investments will decline due to an
deposit of Fifth    increase in interest rates. Net asset value risk involves
Third Bank or any   the possibility that the Fund will be unable to meet its
other bank and is   goal of a constant $1.00 per share. Credit risk involves
not insured or      the risk that an issuer cannot make timely interest and
guaranteed by the   principal payments on its debt securities.
FDIC or any other
government agency.
Although the Fund
seeks to preserve
the value of your
investment at
$1.00 per share,
it is possible to
lose money by
investing in this
Fund.

Fifth Third Government Money Market Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

     1992      93      94      95      96      97      98      99      00
     ----     ----    ----    ----    ----    ----    ----    ----    ----
     3.36%    2.69%   3.84%   5.51%   4.96%   5.10%   4.92%   4.40%   5.65%


                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                    Q4 2000 1.48%
                          Worst quarter:                   Q2 1993 0.65%
                          Year to Date Return (1/1/01 to 9/30/01)  3.01%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                     Inception Date Past Year Past 5 Years Since Inception
                        --------------------------------------------------
Investment A Shares     11/25/91      5.65%      5.00%          4.49%

--------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Michigan Municipal Money Market Fund

(Formerly the Kent Michigan Municipal Money Market Fund)

[LOGO OF FIFTH THIRD BANK]

Fundamental         Current income that is exempt from federal income tax and
Objective           Michigan personal income tax.

Principal           The Fund, under normal circumstances, invests at least 80%
Investment          of its assets in municipal obligations, which consist of
Strategies          bonds, notes and commercial paper issued by states and
                    their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

                    The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Principal           The principal risks of investing in the Fund include
Investment Risks    interest rate risk, net asset value risk, and credit risk.
                    Interest rate risk involves the possibility that the
An investment in    Fund's yield will decrease due to a decrease in interest
the Fund is not a   rates or that the value of the Fund's investments will
deposit of Fifth    decline due to an increase in interest rates. Net asset
Third Bank or any   value risk involves the possibility that the Fund will be
other bank and is   unable to meet its goal of a constant $1.00 per share.
not insured or      Credit risk involves the risk that an issuer cannot make
guaranteed by the   timely interest and principal payments on its debt
FDIC or any other   securities.
government agency.
Although the Fund   Due to the level of investment in municipal obligations
seeks to preserve   issued by the State of Michigan and its local governments,
the value of your   the performance of the Fund will be closely tied to the
investment at $1.00 economic and political conditions in the State of
per share, it is    Michigan, and, therefore, an investment in the Fund may be
possible to lose    riskier than an investment in other types of money market
money by investing  funds. The State's economy is principally dependent upon
in this Fund.       manufacturing (particularly automobiles, office equipment
                    and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Fifth Third Michigan Municipal Money Market Fund
[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.


The returns
assume that Fund
distributions
have been
reinvested.


Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A Shares/1/

         1993      94      95      96      97      98      99      00
         ----     ----    ----    ----    ----    ----    ----    ----
         1.60%    2.38%   3.48%   3.11%   3.31%   9.06%   2.88%   3.70%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:          Q2 2000                0.96%
                          Worst quarter:         Q4 1993                0.32%
                          Year to Date Return (1/1/01 to 9/30/01)    1.87%

                                -------------------------

                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)

                                               ----------


                        Inception Date Past Year Past 5 Years Since Inception
                        -----------------------------------------------------
Investment A Shares/1/     12/15/92      3.70%       3.21%         2.94%

--------------------------------------------------------------------------------
------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Municipal Money Market Fund
(Formerly the Fifth Third Tax Exempt Money Market Fund)
[LOGO OF FIFTH THIRD BANK]

Fundamental         Maximize current income, exempt from federal income tax,
Objective           while preserving capital and maintaining liquidity.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.


                    Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                    . general obligation bonds where principal and interest
                      are paid from general tax revenues received by the issuer;

                    . revenue bonds, where principal and interest are paid
                      only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                    . industrial development bonds, where principal and
                      interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.



                    The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Fifth Third Municipal Money Market Fund






[LOGO OF FIFTH THIRD BANK]

Principal           The Fund's principal risks include interest rate risk, net
Investment Risks    asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will
An investment       decrease due to a decrease in interest rates or that the
in the Fund         value of the Fund's investments will decline due to an
is not a            increase in interest rates. Net asset value risk involves
deposit of          the possibility that the Fund will be unable to meet its
Fifth Third         goal of a constant $1.00 per share. Credit risk involves
Bank or any         the risk that an issuer cannot make timely interest and
other bank          principal payments on its debt securities. Tax risk
and is not          involves the possibility that the issuer of securities
insured or          will fail to comply with certain requirements of the
guaranteed by       Internal Revenue Code, which would create adverse tax
the FDIC or         consequences.
any other
government
agency.
Although the
Fund seeks to
preserve the
value of your
investment at
$1.00 per
share, it is
possible to
lose money by
investing in
this Fund.

Fifth Third Municipal Money Market Fund


[LOGO OF FIFTH THIRD]

Volatility and Performance Information

The bar chart and
table provide an
indication of the
risks of an
investment in the
Fund by showing
its performance
from year to year
and over time.

The returns
assume that Fund
distributions
have been
reinvested.

Past performance
does not indicate
how the Fund will
perform in the
future.

                                    [CHART]

        Year-by-Year Total Returns as of 12/31 For Investment A Shares

 1991      92      93      94      95      96      97      98      99     00
 ----     ----    ----    ----    ----    ----    ----    ----    ----   ----
 3.95%    2.42%   1.81%   2.10%   2.95%   2.72%   2.75%   2.68%   2.79%  3.81%

                                The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:                             Q3 1991 1.08%
                          Worst quarter:                            Q3 1994 0.45%
                          Year to Date Return (1/1/01 to 9/30/01)           2.02%

                                -------------------------


                                                Average
                                                Annual
                                                Total
                                                Returns
                                                (for the
                                                periods
                                                ended
                                                December
                                                31,
                                                2000)
                                               ----------


                        Inception Date Past Year Past 5 Years Past 10 Years Since Inception
                        -------------------------------------------------------------------
Investment A Shares/1/      9/7/83       3.81%       2.95%        2.80%          3.67%

--------------------------------------------------------------------------------

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

------
/1/For the period prior to September 21, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, that Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.


Shareholder Fees


                                                                Stock Funds--Fee Table
                              Fifth Third                Fifth Third                Fifth Third             Fifth Third
                           Small Cap Growth            Micro Cap Value                Mid Cap               Technology
                                 Fund                       Fund                       Fund                    Fund
                         A        B        C        A        B        C        A        B        C        A     B        C
Maximum Sales
Charge (Load)
Imposed on
Purchases              4.50%     None     None    4.50%     None     None    4.50%     None     None    4.50%  None     None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends               None     None     None     None     None     None     None     None     None     None  None     None
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load              None    5.00%/1/ 1.00%/2/  None    5.00%/1/ 1.00%/2/  None    5.00%/1/ 1.00%/2/  None 5.00%/1/ 1.00%/2/
-------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (as a
percentage of
average net
assets)
Management fees        0.70%    0.70%    0.70%    1.00%    1.00%    1.00%    0.80%    0.80%    0.80%    1.00% 1.00%    1.00%
-------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees           0.25%    1.00%    0.75%    0.25%    1.00%    0.75%    0.25%    1.00%    0.75%    0.25% 1.00%    0.75%
-------------------------------------------------------------------------------------------------------------------------------
Other expenses         0.24%/3/ 0.24%/3/ 0.49%/3/ 0.77%/3/ 0.77%/3/ 1.02%/3/ 0.27%    0.29%    0.60%    0.51% 0.54%    0.85%
-------------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund
Operating Expenses     1.19%    1.94%/4/ 1.94%/4/ 2.02%/4/ 2.77%/4/ 2.77%/4/ 1.32%/5/ 2.09%/5/ 2.15%/5/ 1.76% 2.54%    2.60%
-------------------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or Expense
Reimbursements/6/      0.02%      --       --       --       --       --       --       --       --       --    --       --
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses           1.17%      --       --       --       --       --       --       --       --       --    --       --
-------------------------------------------------------------------------------------------------------------------------------

------
/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ The Fund's Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Small Cap Growth Fund to: 1.92% for Investment B Shares, and 1.92% for Investment C Shares and for the Micro Cap Value Fund to: 1.65% for Investment A Shares, 2.40% for Investment B Shares and 2.40% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Mid Cap Fund to: 1.28% for Investment A Shares, 2.05% for Investment B Shares, and 2.11% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Small Cap Growth Fund to: 1.17% for Investment A Shares. These waivers and/or expense reimbursements will remain in effect until 04/02/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


Shareholder Fees

                                                              Stock Funds--Fee Table
                             Fifth Third             Fifth Third                   Fifth Third
                              Pinnacle              Quality Growth               Large Cap Growth
                                Fund                    Fund                          Fund
                         A       B        C        A      B       C           A        B           C        A
Maximum Sales
Charge (Load)
Imposed on
Purchases               4.50%   None     None    4.50%  None     None       4.50%     None        None    4.50%
------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends                None   None     None     None  None     None        None     None        None     None
------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load               None  5.00%/1/ 1.00%/2/  None 5.00%/1/ 1.00%/2/     None    5.00%/1/    1.00%/2/  None
------------------------------------------------------------------------------------------------------------------
                      Fifth Third
                      Equity Index
                          Fund
                           B           C
Maximum Sales
Charge (Load)
Imposed on
Purchases                 None        None
------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends                 None        None
------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load               5.00%/1/    1.00%/2/
------------------------------------------------------------------------------------------------------------------

Annual Fund
Operating
Expenses (as a
percentage of
average net
assets)

Management fees         0.80%  0.80%    0.80%    0.80% 0.80%    0.80%       0.70%    0.70%       0.70%    0.30%
------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees            0.25%  1.00%    0.75%    0.25% 1.00%    0.75%       0.25%    1.00%       0.75%    0.25%
------------------------------------------------------------------------------------------------------------------
Other expenses          0.43%  0.77%    0.77%    0.23% 0.25%    0.56%    0.27%/3/    0.27%/3/    0.52%/3/ 0.25%/3/
------------------------------------------------------------------------------------------------------------------
Total Annual
Fund
Operating
Expenses              1.48%/4/ 2.57%/4/ 2.32%/4/ 1.28% 2.05%    2.11%/4/    1.22% 1.97%/5/    1.97%/5/    0.80%
------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or Expense
Reimbursements/6/         --     --       --       --    --       --        0.03%      --          --     0.15%
------------------------------------------------------------------------------------------------------------------
Net Expenses              --     --       --       --    --       --        1.19%      --          --     0.65%
------------------------------------------------------------------------------------------------------------------
Management fees          0.30%       0.30%
------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees             1.00%       0.75%
------------------------------------------------------------------------------------------------------------------
Other expenses           0.25%/3/    0.50%/3/
------------------------------------------------------------------------------------------------------------------
Total Annual
Fund
Operating
Expenses              1.55%/5/    1.55%/5/
------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or Expense
Reimbursements/6/          --          --
------------------------------------------------------------------------------------------------------------------
Net Expenses               --          --
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------
/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ During the last fiscal year, the Funds' Advisor, Distributor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Pinnacle Fund to: 1.36% for Investment A Shares, 2.17% for Investment B Shares, and 2.05% for Investment C Shares and for the Quality Growth Fund to: 1.98% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Large Cap Growth Fund to: 1.94% for Investment B Shares, and 1.94% for Investment C Shares and for the Equity Index Fund to: 1.40% for Investment B Shares and 1.40% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to 1.19% for Investment A Shares and for the Equity Index Fund to 0.65% for Investment A Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                                             Stock Funds--Fee Table
                                  Fifth Third                      Fifth Third                    Fifth Third
                                Large Cap Value                  Multi Cap Value                 Equity Income
                                     Fund                             Fund                           Fund
                         A            B        C           A           B         C        A           B           C         A

Maximum Sales Charge
(Load) Imposed
on Purchases           4.50%        None      None       4.50%        None      None    4.50%        None        None    4.50%
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed
on
Reinvested Dividends    None        None      None        None        None      None     None        None        None     None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load              None    5.00%/1/  1.00%/2/        None    5.00%/1/  1.00%/2/     None    5.00%/1/    1.00%/2/     None
---------------------------------------------------------------------------------------------------------------------------------
                             Fifth Third
                              Balanced
                                Fund
                            B           C

Maximum Sales Charge
(Load) Imposed
on Purchases               None        None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed
on
Reinvested Dividends       None        None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load             5.00%/1/    1.00%/2/
---------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating
Expenses (as a
percentage of
average net assets)
Annual Fund Operating
Expenses (as a
percentage of
average net assets)
Management fees        0.70%       0.70%     0.70%       1.00%       1.00%     1.00%    0.80%       0.80%       0.80%    0.80%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees           0.25%       1.00%     0.75%       0.25%       1.00%     0.75%    0.25%       1.00%       0.75%    0.25%
---------------------------------------------------------------------------------------------------------------------------------
Other expenses         0.24%/3/  0.24%/3/    0.49%/3/    0.51%/3/  0.51%/3/    0.76%/3/ 0.32%       0.33%       0.64%    0.27%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund
Operating Expenses     1.19%    1.94%/4/  1.94%/4/    1.76%/4/    2.51%/4/  2.51%/4/    1.37%/5/    2.13%/5/    2.19%/5/ 1.32%/5/
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or
Expense
Reimbursements/6/      0.02%/5/      --        --          --          --        --       --          --          --       --
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses           1.17%         --        --          --          --        --       --          --          --       --

Management fees           0.80%       0.80%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees              1.00%       0.75%
---------------------------------------------------------------------------------------------------------------------------------
Other expenses            0.29%       0.60%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund
Operating Expenses        2.09%/5/    2.15%/5/
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or
Expense
Reimbursements/6/           --          --
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                --          --
---------------------------------------------------------------------------------------------------------------------------------


------
/1/ 5 % in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Large Cap Value Fund to: 1.92% for Investment B Shares, and 1.92% for Investment C Shares and for the Multi Cap Value Fund to: 1.58% for Investment A Shares, 2.33%, for Investment B Shares and 2.33% For Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Equity Income Fund to: 1.31% for Investment A Shares; 2.08% for Investment B Shares, and 2.02% for Investment C Shares and for the Balanced Fund to: 1.26% for Investment A
    Shares: 2.03% for Investment B Shares, and 1.96% for Investment C Shares. These waivers and/or expense reimbursements may be discounted at any time.


/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Value Fund to: 1.17% for Investment A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses
Fee Tables


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                   Stock Funds--Fee Table
                            Fifth Third                     Fifth Third              Fifth   Fifth Third
                           International                   International             Third    Strategic
                              Equity                             GDP               Worldwide   Income
                               Fund                             Fund                 Fund*      Fund*
                         A      B        C           A           B           C         C         C
Maximum Sales Charge
(Load) Imposed on
Purchases               4.50%  None     None       4.50%        None        None     None       None
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends     None  None     None        None        None        None     None       None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                     None 5.00%/1/ 1.00%/2/     None       5.00%/1/    1.00%/2/ 1.00%/2/   1.00%/2/
------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)

Management fees         1.00% 1.00%    1.00%       0.75%       0.75%       0.75%    1.00%      1.00%
------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees            0.25% 1.00%    0.75%       0.25%       1.00%       0.75%    0.75%      0.75%
------------------------------------------------------------------------------------------------------------------------
Other expenses          0.48% 0.43%    0.82%    0.32%/3/    0.32%/3/    0.57%/3/    0.81%/3/   0.81%/3/
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses      1.73% 2.43%    2.57%/4/    1.32%    2.07%/5/    2.07%/5/    2.56%/5/   2.56%/5/
------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or
Expense
Reimbursements/6/         --    --       --        0.06%/6/      --          --       --         --
------------------------------------------------------------------------------------------------------------------------
Net Expenses              --    --       --        1.26%         --          --       --         --
------------------------------------------------------------------------------------------------------------------------


------
* In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund or Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the International Equity Fund to: 2.43% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the International GDP Fund to 2.01% for Investment B Shares, 2.01% for Investment C Shares and for the Worldwide Fund to 2.44% for Investment C Shares, and for the Strategic Income Fund to 2.35% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to: 1.26% for Investment A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                               Bond Funds--Fee Table
                             Fifth Third
                              Michigan                  Fifth Third              Fifth Third                 Fifth Third
                             Municipal                  Municipal               Municipal Bond                  Bond
                             Bond Fund                  Bond Fund                    Fund                       Fund*
                        A        B        C        A        B        C        A        B        C        A        B        C
Maximum Sales
Charge (Load)
Imposed on
Purchases             4.50%     None     None    4.50%     None     None    4.50%     None     None    4.50%     None     None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends              None     None     None     None     None     None     None     None     None     None     None     None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load             None    5.00%/1/ 1.00%/2/  None    5.00%/1/ 1.00%/2/  None    5.00%/1/ 1.00%/2/  None    5.00%/1/ 1.00%/2/
---------------------------------------------------------------------------------------------------------------------------------
Annual Fund
Operating
Expenses (as a
percentage of
average net
assets)

Management fees       0.45%    0.45%    0.45%    0.55%    0.55%    0.55%    0.55%    0.55%    0.55%    0.60%    0.60%    0.60%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees          0.25%    1.00%    0.75%    0.25%    1.00%    0.75%    0.25%    1.00%    0.75%    0.25%    1.00%    0.75%
---------------------------------------------------------------------------------------------------------------------------------
Other expenses        0.26%/3/ 0.26%/3/ 0.51%/3/ 0.27%    0.29%    0.59%    0.27%/3/ 0.27%/3/ 0.52%/3/ 0.28%/3/ 0.21%    0.53%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund Operating
Expenses              0.96%/5/ 1.71%/4/ 1.71%/4/ 1.07%/5/ 1.84%/5/ 1.89%/5/ 1.07%    1.82%/4/ 1.82%/4/ 1.13%    1.81%/4/ 1.87%/4/
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or Expense
Reimbursements/6/     0.12%      --       --       --       --       --     0.03%      --       --     0.08%      --       --
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses          0.84%      --       --       --       --       --     1.04%      --       --     1.05%      --       --
---------------------------------------------------------------------------------------------------------------------------------

*   Formerly the Fifth Third Quality Bond Fund

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to: 1.69% for Investment B Shares, 1.69% for Investment C Shares, and for the Municipal Bond Fund to:
    1.79% for Investment B Shares and 1.79% for Investment C Shares, and for the Bond Fund to: 1.80% for Investment B Shares and 1.80% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Ohio Municipal Bond Fund to:
    1.01% for Investment A Shares; 1.78% for Investment B Shares, and 1.72% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/6/ The Funds' Advisor, Distributor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to 0.84% for Investment A Shares, and for the Municipal Bond Fund to 1.04% for Investment A Shares; and for the Bond Fund to 1.05% for Investment A Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                             Bond Funds--Fee Table
                                 Fifth Third                     Fifth Third          Fifth Third              Fifth Third
                                Intermediate                    Intermediate          Short Term             U.S. Government
                               Municipal Bond                       Bond                 Bond                      Bond
                                   Fund*                           Fund**                Fund                      Fund
                       A            B           C           A        B           C        A          A               C
Maximum Sales
Charge (Load)
Imposed on
Purchases             4.50%        None        None       4.50%     None        None    4.50%       4.50%          None
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Reinvested
Dividends              None        None        None        None     None        None     None        None          None
------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Load             None    5.00%/1/    1.00%/2/        None 5.00%/1/    1.00%/2/     None        None      1.00%/2/
------------------------------------------------------------------------------------------------------------------------------
Annual Fund
Operating
Expenses
(as a percentage
of average net
assets)

Management fees       0.55%       0.55%       0.55%       0.55%    0.55%       0.55%    0.50%       0.55%         0.55%
------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees          0.25%       1.00%       0.75%       0.25%    1.00%       0.75%    0.25%       0.25%         0.75%
------------------------------------------------------------------------------------------------------------------------------
Other expenses        0.29%/3/    0.29%/3/    0.63%    0.24%/3/    0.26%/3/    0.58%    0.27%/3/    0.44%         0.75%
------------------------------------------------------------------------------------------------------------------------------
Management fees
------------------------------------------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees
------------------------------------------------------------------------------------------------------------------------------
Other expenses
------------------------------------------------------------------------------------------------------------------------------
Total Annual
Fund Operating
Expenses              1.09%       1.84%/4/    1.93%/4/    1.04%    1.81%/4/    1.88%/4/ 1.02%       1.24%/5/      2.05%/5/
------------------------------------------------------------------------------------------------------------------------------
Fee Waiver
and/or
Expense
Reimbursements/6/     0.11%         --          --        0.03%      --          --     0.13%         --            --
------------------------------------------------------------------------------------------------------------------------------
Net Expenses          0.98%         --          --        1.01%      --          --     0.89%         --            --
------------------------------------------------------------------------------------------------------------------------------

------
*   Formerly the Fifth Third Municipal Bond Fund

**  Formerly the Fifth Third Bond Fund for Income

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Intermediate Municipal Bond Fund to: 1.73% for Investment B Shares, 1.70 for Investment C Shares, and for the Intermediate Bond Fund to:
    1.76% for Investment B Shares and 1.76% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the U.S. Government Bond Fund to:
    0.99% for Investment A Shares, and 1.71% for Investment C Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/6/ The Funds' Advisor, Distributor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to: 0.98% for Investment A Shares; for the Intermediate Bond Fund to: 1.01% for Investment A Shares; and for the Short Term Bond Fund to: 0.89% for Investment A Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment A Shares or Investment B Shares of the Money Market Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.


Shareholder Fees


                                        Money Market Funds--Fee Table
                                        -----------------------------
                                                                     Fifth Third
                           Fifth Third      Fifth Third   Michigan   Fifth Third
                           Prime Money      Government   Municipal    Municipal
                             Market        Money Market Money Market Money Market
                              Fund            Fund         Fund         Fund
                          A           B        A            A            A
Maximum Sales Charge
(Load) Imposed on
Purchases                None        None     None        None         None
--------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends     None        None     None        None         None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales
Load                     None    5.00%/1/     None        None         None
--------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses
(as a percentage of
average net assets)

Management fees         0.40%       0.40%    0.40%       0.40%        0.50%
--------------------------------------------------------------------------------------------
Distribution/Service
(12b-1) fees            0.25%       1.00%    0.25%       0.25%        0.25%
--------------------------------------------------------------------------------------------
Other expenses          0.21%/2/    0.23%    0.20%       0.25%/2/     0.24%
--------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses      0.86%       1.63%/3/ 0.85%/4/    0.90%        0.99%/4/
--------------------------------------------------------------------------------------------
Fee Waiver and/or
Expense
Reimbursements/5/       0.07%         --       --        0.11%          --
--------------------------------------------------------------------------------------------
Net Expenses            0.79%         --       --        0.79%          --
--------------------------------------------------------------------------------------------


------
/1/ 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.56% for Investment B Shares. These waivers and/or expense reimbursements may be discontinued at any time.



/4/ During the last fiscal year, the Funds Advisor, Distributor and Administrator have voluntarily agreed to waive fees or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to 0.75% for Investment A Shares and for the Municipal Money Market Fund to 0.36% for Investment A Shares. These waivers and/or expense reimbursements may be discontinued at any time.


/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Investment A shares and for the Michigan Municipal Money Market Fund to: 0.79% for Investment A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Stock Funds

                 Fifth Third Small Cap    1     3
                 Growth Fund             Year Years
                 -------------------------------------------------
                 Investment A Shares     $564 $  809
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $697 $  909
                 Assuming no Redemption  $197 $  609
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $297 $  609
                 Assuming no Redemption  $197 $  609
                 -------------------------------------------------

                 Fifth Third Micro Cap    1     3
                 Value Fund              Year Years
                 -------------------------------------------------
                 Investment A Shares     $646 $1,055
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $780 $1,159
                 Assuming no Redemption  $280 $  859
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $380 $  859
                 Assuming no Redemption  $280 $  859
                 -------------------------------------------------

                 Fifth Third Mid Cap      1     3      5      10
                 Fund                    Year Years  Years  Years
                 -------------------------------------------------
                 Investment A Shares     $578 $  849 $1,141 $1,969
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $712 $  955 $1,324 $2,224
                 Assuming no Redemption  $212 $  655 $1,124 $2,224
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $318 $  673 $1,154 $2,483
                 Assuming no Redemption  $218 $  673 $1,154 $2,483
                 -------------------------------------------------

                 Fifth Third Technology   1     3      5      10
                 Fund                    Year Years   Years Years
                 -------------------------------------------------
                 Investment A Shares     $621 $  979 $1,361 $2,430
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $757 $1,091 $1,550 $2,685
                 Assuming no Redemption  $257 $  791 $1,350 $2,685
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $363 $  808 $1,380 $2,934
                 Assuming no Redemption  $263 $  808 $1,380 $2,934
                 -------------------------------------------------

Shareholder Fees and Fund Expenses



Stock Funds
                 Fifth Third Pinnacle     1     3      5      10
                 Fund                    Year Years  Years  Years
                 -------------------------------------------------
                 Investment A Shares     $594 $  897 $1,222 $2,139
                 -------------------------------------------------
                 Investment B Shares
                 -------------------------------------------------
                 Assuming Redemption     $760 $1,099 $1,565 $2,638
                 Assuming no Redemption  $260 $  799 $1,365 $2,638
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $335 $  724 $1,240 $2,656
                 Assuming no Redemption  $235 $  724 $1,240 $2,656
                 -------------------------------------------------
                 Fifth Third Quality      1     3      5      10
                 Growth Fund             Year Years  Years  Years
                 -------------------------------------------------
                 Investment A Shares     $575 $  838 $1,121 $1,926
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $700 $  943 $1,303 $2,182
                 Assuming no Redemption  $200 $  643 $1,103 $2,182
                 -------------------------------------------------
                 Assuming Redemption     $300 $  661 $1,134 $2,441
                 Assuming no Redemption  $200 $  661 $1,134 $2,441
                 -------------------------------------------------

                 Fifth Third Large Cap    1     3
                 Growth Fund             Year Years
                 -------------------------------------------------
                 Investment A Shares     $566 $  817
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $700 $  918
                 Assuming no Redemption  $200 $  618
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $300 $  618
                 Assuming no Redemption  $200 $  618
                 -------------------------------------------------

                 Fifth Third Equity       1     3
                 Index Fund              Year Years
                 -------------------------------------------------
                 Investment A Shares     $513 $  680
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $658 $  790
                 Assuming no Redemption  $158 $  490
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $258 $  490
                 Assuming no Redemption  $158 $  490
                 -------------------------------------------------

            Shareholder Fees and Fund Expenses



Stock Funds

                 Fifth Third Large Cap    1     3
                 Value Fund              Year Years
                 -------------------------------------------------
                 Investment A Shares     $564 $  809
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $697 $  909
                 Assuming no Redemption  $197 $  609
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $297 $  609
                 Assuming no Redemption  $197 $  609
                 -------------------------------------------------

                 Fifth Third Multi Cap    1     3
                 Value Fund              Year Years
                 -------------------------------------------------
                 Investment A Shares     $621 $  979
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $754 $1,082
                 Assuming no Redemption  $254 $  782
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $354 $  782
                 Assuming no Redemption  $254 $  782
                 -------------------------------------------------
                 Fifth Third Equity       1     3      5      10
                 Income Fund             Year Years  Years  Years
                 -------------------------------------------------
                 Investment A Shares     $583 $  864 $1,166 $2,022
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $716 $  967 $1,344 $2,269
                 Assuming no Redemption  $216 $  667 $1,144 $2,269
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $322 $  685 $1,175 $2,524
                 Assuming no Redemption  $222 $  685 $1,175 $2,524
                 -------------------------------------------------
                 Fifth Third Balanced     1     3      5      10
                 Fund                    Year Years  Years  Years
                 -------------------------------------------------
                 Investment A Shares     $578 $  849 $1,141 $1,969
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $712 $  955 $1,324 $2,224
                 Assuming no Redemption  $212 $  655 $1,124 $2,224
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $318 $  673 $1,154 $2,483
                 Assuming no Redemption  $218 $  673 $1,154 $2,483
                 -------------------------------------------------

Shareholder Fees and Fund Expenses


Equity
                 Fifth Third
                 International            1     3      5      10
                 Equity Fund             Year Years  Years  Years
                 -------------------------------------------------
                 Investment A Shares     $618 $  970 $1,346 $2,399
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $746 $1,058 $1,496 $2,593
                 Assuming no Redemption  $246 $  758 $1,296 $2,593
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $360 $  799 $1,365 $2,905
                 Assuming no Redemption  $260 $  799 $1,365 $2,905
                 -------------------------------------------------
                 Fifth Third
                 International            1     3
                 GDP Fund                Year Years
                 -------------------------------------------------
                 Investment A Shares     $573 $  844
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $710 $  949
                 Assuming no Redemption  $210 $  649
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $310 $  649
                 Assuming no Redemption  $210 $  649
                 -------------------------------------------------
                 Fifth Third Worldwide    1     3
                 Fund                    Year Years
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $359 $  796
                 Assuming no Redemption  $259 $  796
                 -------------------------------------------------
                 Fifth Third Strategic    1     3
                 Income Fund             Year Years
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $334 $  721
                 Assuming no Redemption  $234 $  721
                 -------------------------------------------------
Bond Funds
                 Fifth Third Michigan     1     3
                 Municipal Bond Fund     Year Years
                 -------------------------------------------------
                 Investment A Shares     $532 $  731
                 -------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $674 $  839
                 Assuming no Redemption  $174 $  539
                 -------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $274 $  539
                 Assuming no Redemption  $174 $  539
                 -------------------------------------------------

Shareholder Fees and Fund Expenses


Bond Funds

                 Fifth Third Ohio
                 Municipal                1     3     5      10
                 Bond Fund               Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $548 $763  $  995 $1,661
                 ------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $687 $879  $1,195 $1,957
                 Assuming no Redemption  $187 $579  $  995 $1,957
                 ------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $292 $594  $1,021 $2,212
                 Assuming no Redemption  $192 $594  $1,021 $2,212
                 ------------------------------------------------
                 Fifth Third Municipal    1     3
                 Bond Fund               Year Years
                 ------------------------------------------------
                 Investment A Shares     $551 $772
                 ------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $685 $873
                 Assuming no Redemption  $185 $573
                 ------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $285 $573
                 Assuming no Redemption  $185 $573
                 ------------------------------------------------
                                          1     3     5      10
                 Fifth Third Bond Fund   Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $552 $785  $1,037 $1,756
                 ------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $684 $869  $1,180 $1,948
                 Assuming no Redemption  $184 $569  $  980 $1,948
                 ------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $290 $588  $1,011 $2,190
                 Assuming no Redemption  $190 $588  $1,011 $2,190
                 ------------------------------------------------
                 Fifth Third
                 Intermediate             1     3     5      10
                 Municipal Bond Fund     Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $545 $771  $1,014 $1,709
                 ------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $687 $879  $1,195 $1,962
                 Assuming no Redemption  $187 $579  $  995 $1,962
                 ------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $296 $606  $1,042 $2,254
                 Assuming no Redemption  $196 $606  $1,042 $2,254
                 ------------------------------------------------

Shareholder Fees and Fund Expenses


Bond Funds
                 Fifth Third
                 Intermediate             1     3     5      10
                 Bond Fund               Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $548 $767  $1,004 $1,682
                 ------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $684 $869  $1,180 $1,930
                 Assuming no Redemption  $184 $569  $  980 $1,930
                 ------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $291 $591  $1,016 $2,201
                 Assuming no Redemption  $191 $591  $1,016 $2,201
                 ------------------------------------------------
                 Fifth Third Short Term   1     3
                 Bond Fund               Year Years
                 ------------------------------------------------
                 Investment A Shares     $537 $748
                 ------------------------------------------------
                 Fifth Third U.S.         1     3     5      10
                 Government Bond Fund    Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $571 $826  $1,100 $1,882
                 ------------------------------------------------
                 Investment C Shares
                 Assuming Redemption     $308 $643  $1,103 $2,379
                 Assuming no Redemption  $208 $643  $1,103 $2,379
                 ------------------------------------------------
Money Market Funds

                 Fifth Third Prime        1     3     5      10
                 Money Market Fund       Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $ 81 $267  $  470 $1,054
                 ------------------------------------------------
                 Investment B Shares
                 Assuming Redemption     $666 $814  $1,087 $1,732
                 Assuming no Redemption  $166 $514  $  887 $1,732
                 ------------------------------------------------
                 Fifth Third Government   1     3     5      10
                 Money Market Fund       Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $ 87 $271  $  471 $1,049
                 ------------------------------------------------

                 Fifth Third Michigan
                 Municipal Money Market   1     3
                 Fund                    Year Years
                 ------------------------------------------------
                 Investment A Shares     $ 81 $276
                 ------------------------------------------------

                 Fifth Third Municipal    1     3     5      10
                 Money Market Fund       Year Years Years  Years
                 ------------------------------------------------
                 Investment A Shares     $101 $315  $  547 $1,213
                 ------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                   FUND CODE
---------                              -------------------
Small Cap Growth Fund                           1
Micro Cap Value Fund                            2
Mid Cap Fund                                    3
Technology Fund                                 4
Pinnacle Fund                                   5
Quality Growth Fund                             6
Large Cap Growth Fund                           7
Equity Index Fund                               8
Large Cap Value Fund                            9
Multi Cap Value Fund                           10
Equity Income Fund                             11
Balanced Fund                                  12
International Equity Fund                      13
International GDP Fund                         14
Worldwide Fund                                 15
Strategic Income Fund                          16
Michigan Municipal Bond Fund                   17
Ohio Municipal Bond Fund                       18
Municipal Bond Fund                            19
Bond Fund                                      20
Intermediate Municipal Bond Fund               21
Intermediate Bond Fund                         22
Short Term Bond Fund                           23
U.S. Government Bond Fund                      24
Prime Money Market Fund                        25
Government Money Market Fund                   26
Michigan Municipal Money Market Fund           27
Municipal Money Market Fund                    28

INSTRUMENT                                  FUND CODE      RISK TYPE
----------                                  ---------      ---------
American Depositary Receipts (ADRs):      1, 3-9, 12-14    Market
 ADRs are foreign shares of a company                      Political
 held by a U.S. bank that issues a                         Foreign Investment
 receipt evidencing ownership.

Asset-Backed Securities: Securities         3, 6, 12,      Pre-payment
 secured by company receivables, home     17-23, 25-28     Market
 equity loans, truck and auto loans,                       Credit
 leases, credit card receivables and                       Interest Rate
 other securities backed by other                          Regulatory
 types of receivables or other assets.                     Liquidity

Additional Information About the Funds' Investments

INSTRUMENT                                     FUND CODE           RISK TYPE
----------                                     ---------           ---------
Bankers' Acceptances: Bills of exchange       1-4, 6-12,            Credit
 or time drafts drawn on and accepted by     14-23, 25-28          Liquidity
 a commercial bank. Maturities are                                  Market
 generally six months or less.                                   Interest Rate

Bear Funds: A Fund intended to                    15            Inverse Market
 increase/decrease in value inversely to                           Leverage
 the stock or equity index to which it                             Liquidity
 relates.

Bonds: Interest-bearing or discounted            1-28               Market
 securities that obligate the issuer to                             Credit
 pay the bondholder a specified sum of                           Interest Rate
 money, usually at specific intervals,                             Political
 and to repay the principal amount of
 the loan at maturity.

Call and Put Options: A call option              1-24             Management
 gives the buyer the right to buy, and                             Liquidity
 obligates the seller of the option to                              Credit
 sell, a security at a specified price.                             Market
 A put option gives the buyer the right                            Leverage
 to sell, and obligates the seller of
 the option to buy a security at a
 specified price.

Certificates of Deposit: Negotiable        1-4, 6-12, 14-28         Market
 instruments with a stated maturity.                                Credit
                                                                   Liquidity
                                                                 Interest Rate

Closed-End Funds: Funds traded on an             13-16              Market
 exchange, which are not redeemable on a                           Liquidity
 continuous basis.

Collateralized Mortgage Obligations:           12, 17-24          Pre-Payment
 Mortgage-backed bonds that separate                               Interest
 mortgage pools into different maturity
 classes.

Commercial Paper: Secured and unsecured   1-10, 12-23, 25-28        Credit
 short-term promissory notes issued by                             Liquidity
 corporations and other entities.                                   Market
 Maturities generally vary from a few                            Interest Rate
 days to nine months.

Common Stock: Shares of ownership of a         1-14, 16             Market
 company.

Convertible Securities: Bonds or              3-13, 15,16           Market
 preferred stock that convert to common        20, 22-24            Credit
 stock.

Derivatives: Instruments whose value is          1-28             Management
 derived from an underlying contract,                               Market
 index or security, or any combination                              Credit
 thereof, including futures, options                               Liquidity
 (e.g., put and calls), options on                                 Leverage
 futures, swap agreements, and some                              Interest Rate
 mortgage-backed securities.

Additional Information About the Funds' Investments


INSTRUMENT                                   FUND CODE           RISK TYPE
----------                                   ---------           ---------
Foreign Currency Transactions: Foreign         13-15        Foreign Investment
 currency transactions include forward                            Market
 foreign currency exchange contracts,                            Political
 foreign currency options, and foreign
 currency futures transactions.

Foreign Securities: Stocks issued by     3, 4, 6-9, 11-15,        Market
 foreign companies, as well as               20-23, 25           Political
 commercial paper of foreign issuers                             Liquidity
 and obligations of foreign banks,                          Foreign Investment
 overseas branches of U.S. banks and
 supranational entities.

Forward Commitments: A purchase of, or  1, 7-9, 13, 14, 17-      Leverage
 contract to purchase, securities at a          28               Liquidity
 fixed price for delivery at a future
 date.

Futures and Related Options: A          1, 3-9, 11-15, 17-      Management
 contract providing for the future              24,               Market
 sale and purchase of a specified               26                Credit
 amount of a specified security, class                           Liquidity
 of securities, or an index at a                                 Leverage
 specified time in the future and at a
 specified price.

Guaranteed Investment Contracts:            17, 19, 23            Credit
 Contract between a fund and an
 insurance company that guarantees a
 specific rate of return on the
 invested capital over the life of the
 contract.

High-Yield/High-Risk/Debt Securities:      2, 10, 15, 16          Credit
 High-yield/high-risk/debt securities                             Market
 are securities that are rated below                             Liquidity
 investment grade by the primary                               Interest Rate
 rating agencies (e.g., BB or lower by
 Standard & Poor's and Ba or lower by
 Moody's). These securities are
 considered speculative and involve
 greater risk of loss than investment
 grade debt securities. Other terms
 commonly used to describe such
 securities include "lower rated
 bonds," "non-investment grade bonds"
 and "junk bonds."

Illiquid Securities: Securities which          1-28              Liquidity
 may be difficult to sell at an                                   Market
 acceptable price.

Investment Company Securities: Shares          1-28               Market
 of investment companies. These
 investment companies may include
 money market funds of Fifth Third
 Funds and shares of other registered
 investment companies for which the
 Advisor to a Fund or any of their
 affiliates serves as investment
 Advisor, administrator or
 distributor.

Additional Information About the Funds' Investments


INSTRUMENT                                      FUND CODE           RISK TYPE
----------                                      ---------           ---------
Investment Grade Bonds: Interest-bearing          1-28               Market
 or discounted government or corporate                               Credit
 securities that obligate the issuer to
 pay the bondholder a specified sum of
 money, usually at specific intervals,
 and to repay the principal amount of the
 loan at maturity. Investment grade bonds
 are those rated BBB or better by S&P or
 Baa or better by Moody's or similarly
 rated by other nationally recognized
 statistical rating organizations, or, if
 not rated, determined to be of
 comparable quality by the Advisor.

Leveraged Funds: Funds that utilize                15                Market
 leverage in an attempt to maximize                                 Leverage
 gains.

Loan Participations: A loan participation         17-28              Credit
 note represents participation in a                                 Liquidity
 corporate loan of a commercial bank with                         Interest Rate
 a remaining maturity of one year or
 less.

Money Market Instruments: Investment-             1-28               Market
 grade, U.S. dollar denominated debt                                 Credit
 securities that have remaining
 maturities of one year or less. These
 securities may include U.S. government
 obligations, commercial paper and other
 short-term corporate obligations,
 repurchase agreements collateralized
 with U.S. government securities,
 certificates of deposit, bankers'
 acceptances, and other financial
 institution obligations. These
 securities may carry fixed or variable
 interest rates.

Mortgage-Backed Securities: Debt            3, 6, 12, 17-24,       Pre-payment
 obligations secured by real estate loans        27, 28              Market
 and pools of loans. These include                                   Credit
 collateralized mortgage obligations and                           Regulatory
 real estate mortgage investment
 conduits.

Mortgage Dollar Rolls: Transactions in        17-24, 27, 28          Market
 which a Fund sells securities and                                 Regulatory
 simultaneously contracts with the same                            Pre-Payment
 counterparty to repurchase similar but
 not identical securities on a specified
 future date.

Additional Information About the Funds' Investments


INSTRUMENT                                      FUND CODE           RISK TYPE
----------                                      ---------           ---------
Municipal Securities: Securities issued       17-23, 25-28           Market
 by a state or political subdivision to                              Credit
 obtain funds for various public                                    Political
 purposes. Municipal securities include                                Tax
 (a) governmental lease certificates of                            Regulatory
 participation issued by state or
 municipal authorities where payment is
 secured by installment payments for
 equipment, buildings, or other
 facilities being leased by the state or
 municipality; (b) government lease
 certificates purchased by the Fund will
 not contain nonappropriation clauses;
 (c) municipal notes and tax-exempt
 commercial paper; (d) serial bonds; (e)
 tax anticipation notes sold to finance
 working capital needs of municipalities
 in anticipation of receiving taxes at a
 later date; (f) bond anticipation notes
 sold in anticipation of the issuance of
 long-term bonds in the future; (g) pre-
 refunded municipal bonds whose timely
 payment of interest and principal is
 ensured by an escrow of U.S. government
 obligations; and (h) general obligation
 bonds.

Participation Interests: Interests in             17-28           Interest Rate
 bank loans made to corporations.                                    Credit
                                                                    Liquidity

Preferred Stocks: Preferred stocks are        4, 12-14, 16           Market
 equity securities that generally pay
 dividends at a specified rate and have
 preference over common stock in the
 payment of dividends and liquidation.
 Preferred stock generally does not carry
 voting rights.

Repurchase Agreements: The purchase of a          1-28               Market
 security and the simultaneous commitment                           Leverage
 to return the security to the seller at
 an agreed upon price on an agreed upon
 date. This is treated as a loan.

Restricted Securities: Securities not             1-28              Liquidity
 registered under the Securities Act of                              Market
 1933, such as privately placed
 commercial paper and Rule 144A
 securities.

Reverse Repurchase Agreements: The sale           1-28               Market
 of a security and the simultaneous                                 Leverage
 commitment to buy the security back at
 an agreed upon price on an agreed upon
 date. This is treated as a borrowing by
 a Fund.

Securities Lending: The lending of up to          1-28               Market
 33 1/3% of the Fund's total assets. In                             Leverage
 return the Fund will receive cash, other                           Liquidity
 securities, and/or letters of credit.                               Credit

Additional Information About the Funds' Investments


INSTRUMENT                                      FUND CODE           RISK TYPE
----------                                      ---------           ---------
Short-Term Trading: The sale of a              2-7, 9-13,            Market
 security soon after its purchase. A              15-24
 portfolio engaging in such trading will
 have higher turnover and transaction
 expenses.

Small and Micro Cap Equities: Equity          1, 2, 10, 13           Market
 securities of companies with market                                Liquidity
 capitalization within or lower than
 those included in the S&P Small Cap 600
 Index.

Standard & Poor's Depository Receipts             1-16               Market
 ("SPDRs"): Ownership in a long-term unit
 investment trust that holds a portfolio
 of common stocks designed to track the
 price performance and dividend yield of
 an index, such as the S&P 500 Index.
 Index-based securities entitle a holder
 to receive proportionate quarterly cash
 distributions corresponding to the
 dividends that accrue to the index
 stocks in the underlying portfolio, less
 trust expenses.

Stand-by Commitments: Contract where a      17-19, 21, 27, 28        Market
 dealer agrees to purchase at a Fund's
 option a specified municipal obligation
 at its amortized cost value to the Fund
 plus accrued interest.

Stock-Index Options: A security that           3-6, 10-14          Management
 combines features of options with                                   Market
 securities trading using composite stock                            Credit
 indices.                                                           Liquidity
                                                                    Leverage

Stripped Obligations: U.S. Treasury               17-28           Interest Rate
 Obligations and their unmatured interest
 coupons that have been separated
 ("stripped") by their holder, typically
 a custodian bank or other institution.

Time Deposits: Non-negotiable receipts      1-4, 6-12, 14-23,       Liquidity
 issued by a bank in exchange for the             25-28              Credit
 deposit of funds.                                                   Market

U.S. Government Agency Securities:                1-28            Interest Rate
 Securities issued by agencies and                                   Credit
 instrumentalities of the U.S.
 government. These include Ginnie Mae,
 Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes,          1-28            Interest Rate
 bonds, separately traded registered
 interest and principal securities, and
 coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:         12, 17-28            Credit
 Obligations with interest rates which                              Liquidity
 are reset daily, weekly, quarterly or                               Market
 some other period and which may be
 payable to the Fund on demand.

Additional Information About the Funds' Investments


INSTRUMENT                                   FUND CODE           RISK TYPE
----------                                   ---------           ---------
Warrants: Securities, typically issued  1, 3, 4, 6-9, 11-15       Market
 with preferred stock or bonds, that                              Credit
 give the holder the right to buy a
 proportionate amount of common stock
 at a specified price.

When-Issued and Delayed Delivery        1, 3-9, 11-14, 17-        Market
 Transactions: Purchase or contract to          28               Leverage
 purchase securities at a fixed price                            Liquidity
 for delivery at a future date. Under                             Credit
 normal market conditions, when-issued
 purchases and forward commitments
 will not exceed 20% of the value of a
 Fund's total assets.

Yankee Bonds and Similar Debt           1, 4, 7-9, 13, 14,        Market
 Obligations: U.S. dollar denominated      17-23, 25-28           Credit
 bonds issued by foreign corporations                          Interest Rate
 or governments. Sovereign bonds are                             Political
 those issued by the government of a                        Foreign Investment
 foreign country. Supranational bonds
 are those issued by supranational
 entities, such as the World Bank and
 European Investment Bank. Canadian
 bonds are those issued by Canadian
 provinces.

Zero-Coupon Debt Obligations: Bonds        4, 13, 17-28           Credit
 and other debt obligations that pay                              Market
 no interest, but are issued at a                              Interest Rate
 discount from their value at
 maturity. When held to maturity,
 their entire return equals the
 difference between their issue price
 and their maturity value.


Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more

Additional Information About the Funds' Investments

sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are

Additional Information About the Funds' Investments

pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management
Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. Each of the two advisors is wholly-owned by Fifth Third Bancorp. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management, including $5.9 billion of assets in the Fifth Third Funds. As of September 30, 2001, Heartland had approximately $1.2 billion of assets under management, including approximately $44 million of assets held by mutual funds. As of September 30, 2001, MSIM, together with its affiliated institutional asset management companies, had approximately $171 billion of assets under management, including approximately $43.1 billion of assets held by mutual funds (including sub-advisory relationships).


The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:


                               As a percentage of
                               Average net assets
-------------------------------------------------
 Small Cap Growth Fund               0.70%
-------------------------------------------------
 Micro Cap Value Fund*               1.00%
-------------------------------------------------
 Mid Cap Fund                        0.80%
-------------------------------------------------
 Technology Fund                     1.00%
-------------------------------------------------
 Pinnacle Fund                       0.70%
-------------------------------------------------
 Quality Growth Fund                 0.80%
-------------------------------------------------
 Large Cap Growth Fund               0.70%
-------------------------------------------------
 Equity Index Fund                   0.25%
-------------------------------------------------
 Large Cap Value Fund                0.70%
-------------------------------------------------
 Multi Cap Value Fund*               1.00%
-------------------------------------------------
 Equity Income Fund                  0.80%
-------------------------------------------------
 Balanced Fund                       0.80%
-------------------------------------------------
 International Equity Fund**         1.00%
-------------------------------------------------
 International GDP Fund              0.75%
-------------------------------------------------
 Worldwide Fund*                     1.00%
-------------------------------------------------
 Strategic Income Fund*              1.00%
-------------------------------------------------

Fund Management

                                        As a percentage of
                                        Average net assets
----------------------------------------------------------
 Michigan Municipal Bond Fund                 0.45%
----------------------------------------------------------
 Ohio Municipal Bond Fund                     0.55%
----------------------------------------------------------
 Municipal Bond Fund                          0.55%
----------------------------------------------------------
 Bond Fund                                    0.60%
----------------------------------------------------------
 Intermediate Municipal Bond Fund             0.50%
----------------------------------------------------------
 Intermediate Bond Fund                       0.55%
----------------------------------------------------------
 Short Term Bond Fund                         0.50%
----------------------------------------------------------
 U.S. Government Securities Fund              0.40%
----------------------------------------------------------
 Prime Money Market Fund                      0.39%
----------------------------------------------------------
 Government Money Market Fund                 0.40%
----------------------------------------------------------
 Michigan Municipal Money Market Fund         0.40%
----------------------------------------------------------
 Municipal Money Market Fund                  0.05%
----------------------------------------------------------


* The figures shown above reflect the management fees paid as of the end of the fiscal year of the predecessor Fund (12/31/2000). The annualized fees paid to the Advisor for the seven month period ended July 31, 2001 were: Micro Cap Value Fund--1.00%, Multi Cap Value Fund--1.00%, Worldwide Fund--1.00% and Strategic Income Fund--1.00% as a percentage of average net assets.


** The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management
Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Asset Management Inc. and is Vice President and Trust Officer of Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.


John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, has earned his Chartered Financial Analyst designation, and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.


Steven J. Mygrant has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 20 years of investment experience and has earned his Chartered Financial Analyst designation. Steven earned a B.S. and MBA from The Ohio State University.


Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He has earned his Chartered Financial Analyst designation, has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.


Richard A. Barone is the co-portfolio manager of the Fifth Third Strategic Income Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Micro Cap Value Fund. Mr. Barone is currently Portfolio Manager for Fifth Third/Maxus Investment Advisors and Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of B/D Holdings, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until Dec. 2000 and President of Maxus Securities Corp. until November 2000.

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently Senior Vice President and Chief Investment Officer of Fifth Third/Maxus Investment Advisors and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third/Maxus Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.

Alan Miller has been the portfolio manager of Fifth Third Worldwide Fund since January 1, 1995. Alan Miller is currently Vice President and Director of Portfolio Management for Fifth Third/Maxus Investment Advisors and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000.

Fund Management


David C. Eder has been the co-portfolio manager of the Fifth Third International GDP Fund and co-portfolio manager of the Fifth Third Equity Index Fund since January 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and an MBA from Western Michigan University in April 1998.


Robert Cummisford has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since January 1999. Currently, he is the Director of Small Company Growth Strategies for Fifth Third Investment Advisors and is Vice President of Fifth Third Bank. Mr. Cummisford has over eleven years of investment experience and has been a portfolio manager for the last 9 years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, and is a member of the Investment Analysts' Society of Chicago--West Michigan Chapter. He earned B.A. degrees in Economics and Behavioral Sciences, cum laude, from Lake Forest College.


Michael S. Gilmore has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May 2001. Mr. Gilmore has five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.


Brian J. Smolinski has been the co-portfolio manager of the Fifth Third Equity Index Fund since June 1998 and co-portfolio manager of the Fifth Third International GDP Fund since June 1998. Mr. Smolinski has two years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA, cum laude, in 1983 and his MBA in 1992 from Western Michigan University.


Allan J. Meyers has been the portfolio manager of the Fifth Third Large Cap Value Fund since November 1997 and co-portfolio manager for the Fifth Third Large Cap Growth Fund since October 1999. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two years of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BBA in finance, magna cum laude, and MBA from Western Michigan University.


Dan Skubiz has been the co-portfolio manager of the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund since April 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. Prior to that from April 2000 to April 2001, he was a portfolio manager for Lyon Street Asset Management, from December 1997 through May 2000, he was a portfolio manager for Trade Street Investment Associates. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University.


Bond Funds



Mitchell L. Stapley has been the co-portfolio manager of the Fifth Third Intermediate Bond Fund, and the Fifth Third U.S. Government Bond Fund since November 1999, the co-portfolio manager of the Fifth Third Bond Fund since March 1995 and the co-portfolio manager of the Fifth Third Short Term Bond Fund since November 1999. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BA degree in economics and political science, with honors, from Albion College in 1981.


John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, the Fifth Third U.S. Government Bond Fund and the Fifth Third Short Term Bond Fund since November 1997. Mr. Cassady has over twelve years of investment experience, including seven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.


Michael J. Martin has been the co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund and the Fifth Third Ohio Municipal Bond Fund since January 1995, co-portfolio manager for the Fifth Third

Fund Management

Municipal Bond Fund and for the Fifth Third Intermediate Municipal Bond Fund since November 1997. Mr. Martin has over six years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in geological engineering, with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.


Sarah M. Quirk has been the co-portfolio manager for the Fifth Third Municipal Bond Fund, the Fifth Third Michigan Municipal Bond Fund since May 1998 and co-portfolio manager for the Fifth Third Intermediate Municipal Bond Fund since May 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.


James M. Bernard has been the co-portfolio manager of the Fifth Third Ohio Municipal Bond Fund since 2001. James Bernard is Vice President and Senior Fixed Income Portfolio Manager of Fifth Third/Maxus Investment Advisors and Fifth Third/Maxus Securities, Inc. and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000.


Heartland Capital Management, Inc.

Robert D. Markley President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Markley also has earned his Chartered Financial Analyst designation, has earned a B.B.A. in Accounting from the University of Notre Dame and an M.B.A. from Indiana University.


Morgan Stanley Dean Witter Investment Management Inc.

Barton M. Biggs has served as co-portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSIM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director and Chairman of various registered investment companies to which MSIM and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.


Ann Thivierge has served as co-portfolio manager for the Fifth Third's International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation Committee for eight years. She received a B.A. from James Madison College, Michigan State University in International Relations and received her M.B.A. from New York University in Finance.


Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

   Maximum
Administrative  Average Aggregate Daily
     Fee        Net Assets of the Trust
--------------  -----------------------
  0.20%         of the first $1 billion
  0.18%          of the next $1 billion
  0.17%         in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Fund Management


Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information





Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Municipal Money Market Fund and the Fifth Third Michigan Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Prime Money Market Fund and Fifth Third Government Money Market Fund calculate their NAV at 2 p.m. All times are Cincinnati time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.


Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund--12 noon; and the Fifth Third Prime Money Market Fund and Fifth Third Government Money Market Fund--2 p.m.


You may purchase Investment A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Information

Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.


For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts   The minimum initial investment in Investment A shares,
                     Investment B shares, or Investment C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Investment B shares of a Fund offered by this Prospectus. The Funds reserve the right to waive the minimum initial investment.


                     All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                     For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.


                     The Funds may reject a purchase order for any reason.

Systematic           You may make monthly systematic investments in Investment
Investment Program   A, B, or C shares of the Funds from your bank account.
                     There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

            Shareholder Information
Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information
Exchanging Your
Shares

You may exchange     If exchanging shares through Fifth Third Securities, Inc.
your Fund shares     or your financial institution, ask it for exchange
for the same         procedures or call 1-800-282-5706.
class of shares
of any other         Notes on exchanges
Fifth Third Fund.    To prevent disruption in the management of the Funds,
No transaction       market timing strategies and frequent exchange activity
fees are charged     may be limited by the Funds. Although not anticipated,
for exchanges. Be    the Funds may reject exchanges, or change or terminate
sure to read the     rights to exchange shares at any time.
Prospectus
carefully of any     When exchanging from a Fund that has no sales charge or a
Fund into which      lower sales charge to a Fund with a higher sales charge,
you wish to          you will pay the difference.+
exchange shares.
                     Shares of the new Fund must be held in the same account
You must meet the    name, with the same registration and tax identification
minimum              numbers, as the shares of the old Fund.
investment
requirements for     The Exchange Privilege may be changed or eliminated at
the Fund into        any time.
which you are
exchanging.          The Exchange Privilege is available only in states where
Exchanges from       shares of the Funds may be sold.
one Fund to
another are          All exchanges are based on the relative net asset value
taxable for          next determined after the exchange order is received by
investors subject    the Funds.
to federal or
state income
taxation.


Automatic Exchange Program-Prime Money Market Fund's Investment B shares only

You can use the Funds' Automatic Exchange feature to purchase Investment B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Investment B shares of the Fund, as opposed to Shareholders obtaining Investment B shares of the Fund upon exchange of Investment B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Investment B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.



+ Fifth Third has agreed to waive the sales load for former Kent shareholders.

Shareholder Information


                  This section describes the sales charges and fees you
Distribution         will pay as an investor in different share classes
Arrangements/        offered by the Funds and ways to qualify for reduced
Sales Charges for    sales charges.
Stock, Bond and
Money Market
Funds


                                        Investment A Investment B  Investment C
                  Charge (Load)         Front-end    No front-end  No front-end
                                        sales charge sales         sales
                                        (not         charge. A     charge. A
                                        applicable   contingent    contingent
                                        to money     deferred      deferred
                                        market       sales charge  sales charge
                                        funds);      (CDSC) will   (CDSC) will
                                        reduced      be imposed    be imposed
                                        sales        on shares     on shares
                                        charges      redeemed      redeemed
                                        available.   within 6      within 12
                                                     years after   months after
                                                     purchase.     purchase.
                  Distribution/         Subject to   Subject to    Subject to
                   Service (12b-1) Fee  annual       annual        annual
                                        distribution distribution  distribution
                                        and          and           and
                                        shareholder  shareholder   shareholder
                                        servicing    servicing     servicing
                                        fees of up   fees of up    fees of up
                                        to 0.25% of  to 1.00% of   to 0.75% of
                                        the Fund's   the Fund's    the Fund's
                                        assets.      assets.       assets.
                                                                   (Also
                                                                   subject to a
                                                                   non-12b-1
                                                                   fee for
                                                                   shareholder
                                                                   servicing of
                                                                   up to 0.25%
                                                                   of the
                                                                   Fund's
                                                                   assets.)
                  Fund Expenses         Lower annual Higher        Higher
                                        expenses     annual        annual
                                        than         expenses      expenses
                                        Investment B than          than
                                        and C        Investment A  Investment A
                                        shares.      shares.       shares.
                  Conversion            None         Converts to   None
                                                     Investment A
                                                     shares after
                                                     8 years.

Calculation of Sales Charges

Investment A Shares  Investment A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge.) Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.


                     The current sales charge rates are as follows:

                                                   Sales Charge   Sales Charge
                                                    as a % of       as a % of
                  Your Investment                 Offering Price Your Investment

                  Less than $50,000                    4.50%          4.71%
                  --------------------------------------------------------------
                  $ 50,000 but less than $100,000       4.00%          4.17%
                  --------------------------------------------------------------
                  $100,000 but less than $150,000       3.00%          3.09%
                  --------------------------------------------------------------
                  $150,000 but less than $250,000       2.00%          2.04%
                  --------------------------------------------------------------
                  $250,000 but less than $ 500,000      1.00%          1.01%
                  --------------------------------------------------------------
                  $500,000 or more                      0.00%          0.00%
                  --------------------------------------------------------------

            Shareholder Information


                     If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge         You may qualify for reduced sales charges under the
Reductions           following circumstances.

                     . Letter of Intent. You inform the Fund in writing that
                       you intend to purchase at least $50,000 of Investment A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.
                     . Rights of Accumulation. When the value of shares you
                       already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
                     . Combination Privilege. Combine accounts of multiple
                       Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Investment B         Investment B shares are offered at NAV, without any up-
Shares               front sales charge. Therefore, all of the money that you
                     send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                     Investment B shares are subject to the following CDSC schedule:

                                                          % of NAV (at time of
                                                          purchase or sale if
                                                          lower) deducted from
                  Year of Redemption After Purchase             proceeds
                  During the first year                             5%
                     ---------------------------------------------------------
                  During the second year                            4%
                     ---------------------------------------------------------
                  During the third or fourth years                  3%
                     ---------------------------------------------------------
                  During the fifth year                             2%
                     ---------------------------------------------------------
                  During the sixth year                             1%
                     ---------------------------------------------------------
                  During the seventh or eight years                 0%
                     ---------------------------------------------------------

            Shareholder Information
Sales Charge
Waivers

Investment A         The following transactions qualify for waivers of sales
Shares               charges that apply to Investment A shares:

                     . Shares purchased by investment representatives through
                       fee-based investment products or accounts.

                     . Reinvestment of distributions from a deferred
                       compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

                     . Shares purchased for trust or other advisory accounts
                       established with the Advisor or its affiliates.

                     . Shares purchased by directors, trustees, employees, and
                       family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

                     . Shares purchased in connection with 401(k) plans,
                       403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

                     . Distributions from Qualified Retirement Plans. There
                       also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

                     . Shares purchased by former Kent Fund Investment Class
                       shareholders.


                     . Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.


Investment B         The CDSC will be waived under certain circumstances,
Shares               including the following:

                     . Minimum required distributions from an IRA or other
                       qualifying retirement plan to a shareholder who has attained age 70 1/2.

                     . Redemptions from accounts following the death or
                       disability of the shareholder.

                     . Investors who purchased through a participant directed
                       defined benefit plan.

                     . Returns of excess contributions to certain retirement
                       plans.

                     . Distributions of less than 12% of the annual account
                       value under the Systematic Withdrawal Plan.

                     . Shares issued in a plan of reorganization sponsored by
                       Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

                     . Shares issued for sweep accounts where a sales
                       commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.

            Shareholder Information

Investment C         Class C shares are offered at NAV, without any up-front
Shares               sales charge. Therefore, all the money you send to the
                     Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                     The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.


Reinstatement        If you have sold Investment A or C shares and decide to
Privilege            reinvest in the Fund within a 90 day period, you will not
                     be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service 12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees for     and investment representatives for services and expenses
All Funds            related to the sale and distribution of the Fund's shares
                     and/or for providing shareholder services.

                     In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                     12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                     12b-1 fees may cost you more than paying other types of sales charges.

                     The 12b-1 fees vary by share class as follows:

                     . Investment A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

                     . Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                     . Investment C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

 Shareholder Information

                     Please note that Investment C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to        Investment B shares convert automatically to Investment A
Investment A         shares 8 years after purchase. After conversion, the 12b-
Shares               1 fees applicable to your shares are reduced from 1.00%
                     to 0.25% of the average daily net assets.

Dealers              BISYS, the distributor of Fund shares, in its discretion,
Incentives           may pay all dealers selling Investment A shares,
                     Investment B shares, or Investment C shares all or a portion of the sales charges it normally retains.


Dividends And        All dividends and capital gains will be automatically
Capital Gains        reinvested unless you request otherwise. You can receive
                     them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment B shares which are higher than for Investment C shares, because
                     Investment A shares have lower operating expenses than Investment B shares which have lower operating expenses than Investment C shares.

                     Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                     Dividends, if any, are declared daily and paid monthly by the following Funds: Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund. Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Quality Growth Fund, Fifth Third Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Equity Income Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Strategic Income Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Intermediate Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Technology Fund, Fifth Third Pinnacle Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Mid Cap Fund, Fifth Third Large Cap Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Balanced Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third International Equity Fund, Fifth Third International GDP Fund, and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

            Shareholder Information

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Foreign Investments

Fifth Third International Equity Fund and Fifth Third International GDP Fund invest in foreign securities. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.


Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund and Fifth Third International GDP Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund ("Municipal Securities Funds")


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

            Shareholder Information

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), which interest is exempt from federal income tax when received by a shareholder, is also exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third Quality Growth Fund, the Fifth Third Equity Income Fund, the Fifth Third Pinnacle Fund, the Fifth Third Balanced Fund, the Fifth Third Mid Cap Fund, the Fifth Third International Equity Fund, the Fifth Third Technology Fund, the Fifth Third U.S. Government Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, and the Fifth Third Ohio Municipal Bond Fund for period ended July 31, 2000 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to July 31, 2000 for the Fifth Third Mid Cap Fund, Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Balanced Fund, Fifth Third International Equity Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, and the Fifth Third Municipal Money Market Fund, and for the year ended July 31, 1999 and the period from January 1, 1998 to the period July 31, 1998 for the Pinnacle Fund, has been audited by Ernst & Young LLP. Financial highlights for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund are not presented because the Investment A, Investment B and Investment C Shares of these Funds had not been operational for a full calendar year as of December 31, 2000. The information for the Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Bond Fund for the periods ended December 31, 2000 and prior have been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

Financial Highlights

                                         Fifth Third Small Cap Growth Fund


                                         Investment A Shares




                                                 Year Ended December 31,
                          Period Ended   -----------------------------------------------
                            2001(3)       2000      1999      1998      1997      1996
Per Share Data            ------------   -------   -------   -------   -------   -------
Net asset value,
 beginning of period        $ 18.87      $ 19.19   $ 15.39   $ 18.33   $ 15.61   $ 13.81
-----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)               (0.04)         --      (0.02)    (0.01)      --       0.07
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations       (1.06)       (0.13)     4.15     (1.08)     4.19      2.54
-----------------------------------------------------------------------------------------
 Total from investment
  operations                  (1.10)       (0.13)     4.13     (1.09)     4.19      2.61
-----------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income          --           --        --        --        --      (0.08)
 In excess of net
  investment income             --           --        --        --      (0.04)    (0.01)
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations       (0.06)       (0.19)    (0.32)    (1.85)    (1.43)    (0.72)
 In excess of net
  realized gains                --           --      (0.01)      --        --        --
-----------------------------------------------------------------------------------------
 Total dividends and
  distributions               (0.06)       (0.19)    (0.33)    (1.85)    (1.47)    (0.81)
-----------------------------------------------------------------------------------------
Net change in net asset
 value                        (1.16)       (0.32)     3.80     (2.94)     2.72      1.80
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 17.71      $ 18.87   $ 19.19   $ 15.39   $ 18.33   $ 15.61
-----------------------------------------------------------------------------------------
Total return(1)               (5.85%)/\/\ (0.59%)   27.73%    (6.40%)   27.71%    19.16%
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 period (000's)             $21,481      $25,231   $26,282   $23,455   $22,784   $14,436
Ratio of expenses to
 average net assets            1.18%/\     1.16%     1.19%     1.19%     1.18%     1.21%
Ratio of net investment
 income (loss) to
 average net assets           (0.41%)/\   (0.36%)   (0.11%)   (0.07%)   (0.01%)    0.53%
Ratio of expenses to
 average net assets*           1.18%/\     1.17%     1.20%     1.20%     1.19%     1.21%
Portfolio turnover
 rate(2)                         13%          28%       19%       41%       32%       16%
-----------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\    Annualized.


/\/\  Not Annualized.




(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                              Fifth Third Mid Cap Fund


                                              Investment A Shares



                                              Year Ended July 31,
                              -------------------------------------------------
                               2001      2000      1999       1998       1997
Per Share Data                -------   -------   -------   --------   --------
Net asset value, beginning
 of period                    $ 19.16   $ 15.82   $ 16.19   $  16.98   $  12.60
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)                   --      (0.08)    (0.10)     (0.03)      0.02
 Net realized and unrealized
  gains/(losses)
  from investments              (1.73)     4.60      1.17       0.98       5.55
--------------------------------------------------------------------------------
 Total from investment
  operations                    (1.73)     4.52      1.07       0.95       5.57
--------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income            --        --        --         --       (0.02)
 In excess of net investment
  income                          --        --        --         --       (0.02)
 Net realized gain on
  investments                   (2.49)    (1.18)    (1.44)     (1.74)     (1.15)
--------------------------------------------------------------------------------
 Total distributions            (2.49)    (1.18)    (1.44)     (1.74)     (1.19)
--------------------------------------------------------------------------------
Net asset value, end of
 period                       $ 14.94   $ 19.16   $ 15.82   $  16.19   $  16.98
--------------------------------------------------------------------------------
Total return (excludes sales
 charge)                       (10.18%)   30.22%     7.29%      5.69%     47.17%
--------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                    1.28%     1.24%     1.28%      1.01%      1.00%
 Net investment
  income/(loss)                 (0.49%)   (0.51%)   (0.59%)    (0.19%)     0.10%
 Expense
  waiver/reimbursement(a)        0.04%     0.05%     0.11%      0.40%      0.37%
--------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                      $41,278   $36,430   $27,966   $217,547   $186,066
 Portfolio turnover(b)             26%       42%       49%        44%        52%
--------------------------------------------------------------------------------










(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                              Fifth Third Mid Cap Fund


                                              Investment B Shares



                                             Period Ended
                                            July 31, 2001*
Per Share Data                              --------------
Net asset value, beginning of period            $17.91
-----------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                      --
 Net realized and unrealized gains/(losses)
  from investments                               (0.56)
-----------------------------------------------------------
 Total from investment operations                (0.56)
-----------------------------------------------------------
Distributions to shareholders from:
 Net investment income                             --
 In excess of net investment income                --
 Net realized gain on investments                (2.49)
-----------------------------------------------------------
 Total distributions                             (2.49)
-----------------------------------------------------------
Net asset value, end of period                  $14.86
-----------------------------------------------------------
Total return (excludes sales charge)             (4.46%)(a)
-----------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                     2.05%(b)
 Net investment income/(loss)                    (1.24%)(b)
 Expense waiver/reimbursement(c)                  0.04%(b)
-----------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)             $3,757
 Portfolio turnover(d)                              26%
-----------------------------------------------------------




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                            Fifth Third Mid Cap Fund

                                            Investment C Shares



                                                Year Ended July 31,
                                  -------------------------------------------
                                   2001      2000     1999     1998     1997
Per Share Data                    -------   ------   ------   ------   ------
Net asset value, beginning of
 period                           $ 18.65   $15.52   $15.98   $16.88   $12.59
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment loss                  --     (0.16)   (0.18)   (0.05)   (0.07)
 Net realized and unrealized
  gains/(losses) from
  investments                       (1.80)    4.47     1.16     0.89     5.51
-------------------------------------------------------------------------------
 Total from investment operations   (1.80)    4.31     0.98     0.84     5.44
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net realized gain on investments   (2.49)   (1.18)   (1.44)   (1.74)   (1.15)
-------------------------------------------------------------------------------
 Total distributions                (2.49)   (1.18)   (1.44)   (1.74)   (1.15)
-------------------------------------------------------------------------------
Net asset value, end of period    $ 14.36   $18.65   $15.52   $15.98   $16.88
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                           (10.95%)  29.48%    6.79%    5.03%   46.05%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                        1.99%    1.74%    1.85%    1.61%    1.75%
 Net investment loss                (1.20%)  (1.01%)  (1.07%)  (0.81%)  (0.62%)
 Expense waiver/reimbursement(a)     0.16%    0.30%    0.32%    0.44%    0.27%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                          $ 1,410   $  979   $  794   $1,049   $  439
 Portfolio turnover(b)                 26%      42%      49%      44%      52%
-------------------------------------------------------------------------------










(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                Fifth Third Technology Fund


                                                Investment A Shares



                                          Year Ended    Period Ended
                                         July 31, 2001 July 31, 2000*
Per Share Data                           ------------- --------------
Net asset value, beginning of period        $19.21         $20.00
----------------------------------------------------------------------
Income from investment operations:
 Net investment loss                           --           (0.03)
 Net realized and unrealized losses from
  investments                                (8.70)         (0.76)
----------------------------------------------------------------------
 Total from investment operations            (8.70)         (0.79)
----------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments            (0.16)           --
----------------------------------------------------------------------
 Total distributions                         (0.16)           --
----------------------------------------------------------------------
Net asset value, end of period              $10.35         $19.21
----------------------------------------------------------------------
Total return (excludes sales charge)        (45.62%)        (5.69%)(a)
----------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                 1.76%          1.70%(b)
 Net investment income/(loss)                (1.49%)        (1.27%)(b)
----------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)         $5,615         $4,560
 Portfolio turnover(c)                          50%            11%
----------------------------------------------------------------------


* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.




(a) Not annualized.


(b) Annualized.




(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                Fifth Third Technology Fund


                                                Investment B Shares



                                                      Period Ended
                                                     July 31, 2001*
Per Share Data                                       --------------
Net asset value, beginning of period                    $ 17.28
--------------------------------------------------------------------
Income from investment operations:
 Net realized and unrealized losses from investments      (6.84)
--------------------------------------------------------------------
 Total from investment operations                         (6.84)
--------------------------------------------------------------------
 Net realized gain on investments                         (0.16)
--------------------------------------------------------------------
 Total distributions                                      (0.16)
--------------------------------------------------------------------
Net asset value, end of period                          $ 10.28
--------------------------------------------------------------------
Total return (excludes sales charge)                     (39.95%)(a)
--------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                              2.54%(b)
 Net investment loss                                      (2.28%)(b)
--------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                     $   900
 Portfolio turnover(c)                                       50%
--------------------------------------------------------------------




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a) Not annualized.


(b) Annualized.




(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                Fifth Third Technology Fund

                                                Investment C Shares


                                          Year Ended    Period Ended
                                         July 31, 2001 July 31, 2000*
Per Share Data                           ------------- --------------
Net asset value, beginning of period        $ 19.20        $20.00
----------------------------------------------------------------------
Income from investment operations:
 Net investment loss                            --          (0.03)
 Net realized and unrealized losses from
  investments                                 (8.80)        (0.77)
----------------------------------------------------------------------
 Total from investment operations             (8.80)        (0.80)
----------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments             (0.16)          --
----------------------------------------------------------------------
 Total distributions                          (0.16)          --
----------------------------------------------------------------------
Net asset value, end of period              $ 10.24        $19.20
----------------------------------------------------------------------
Total return (excludes sales charge)         (46.12%)       (5.65%)(a)
----------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                  2.60%         2.42%(b)
 Net investment loss                          (2.33%)       (1.89%)(b)
----------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)         $   150        $  105
 Portfolio turnover(c)                           50%           11%
----------------------------------------------------------------------


* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.




(a) Not annualized.


(b) Annualized.




(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Pinnacle Fund*

                                                 Investment A Shares


                            Year Ended July 31,                          Year Ended Dec. 31,
                          ---------------------------    Period Ended    --------------------
                           2001      2000      1999     July 31, 1998**    1997       1996
Per Share Data            -------   -------   -------   ---------------  ---------  ---------
Net asset value,
 beginning of period      $ 38.05   $ 37.20   $ 32.35       $ 27.71      $   23.96  $   22.47
----------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)               --      (0.21)    (0.09)        (0.02)          0.13       0.05
 Net realized and
  unrealized
  gains/(losses)
  from investments         (11.74)     1.61      5.57          5.13           8.25       5.04
----------------------------------------------------------------------------------------------
 Total from investment
  operations               (11.74)     1.40      5.48          5.11           8.38       5.09
----------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income        --        --        --            --           (0.13)     (0.05)
 Net realized gain on
  investments               (1.03)    (0.55)    (0.63)        (0.47)         (4.50)     (3.55)
----------------------------------------------------------------------------------------------
 Total distributions        (1.03)    (0.55)    (0.63)        (0.47)         (4.63)     (3.60)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 25.28   $ 38.05   $ 37.20       $ 32.35      $   27.71  $   23.96
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total return (excludes
 sales charge)             (31.44%)    3.81%    17.18%        18.58%(a)      35.40%     22.50%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                1.36%     1.32%     1.41%         1.28%(b)       1.12%      1.16%
 Net investment
  income/(loss)             (0.73%)   (0.47%)   (0.47%)       (0.12%)(b)      0.46%      0.18%
 Expense
  waiver/reimbursement(c)    0.12%     0.00%     0.02%         0.30%(b)       0.00%      0.00%
----------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)           $20,106   $42,842   $49,936       $35,549      $  22,272    $16,461
 Portfolio turnover(d)        139%       53%       51%           38%            50%        44%
----------------------------------------------------------------------------------------------


* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.




**  Reflects operations for the period from January 1, 1998 to July 31, 1998.




(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Pinnacle Fund*


                                                 Investment B Shares



                                                      Period Ended
                                                     July 31, 2001**
Per Share Data                                       ---------------
Net asset value, beginning of period                     $ 34.43
---------------------------------------------------------------------
Income from investment operations:
 Net investment loss                                         --
 Net realized and unrealized losses from investments       (7.81)
---------------------------------------------------------------------
 Total from investment operations                          (7.81)
---------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments                          (1.03)
---------------------------------------------------------------------
 Total distributions                                       (1.03)
---------------------------------------------------------------------
Net asset value, end of period                           $ 25.59
---------------------------------------------------------------------
Total return (excludes sales charge)                      (23.35%)(a)
---------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                               2.17%(b)
 Net investment loss                                       (1.54%)(b)
 Expense waiver/reimbursement(c)                            0.40%(b)
---------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                      $   158
 Portfolio turnover(d)                                       139%
---------------------------------------------------------------------


* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.




** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.




(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Pinnacle Fund*

                                                 Investment C Shares



                                       Year Ended July 31,
                                     ------------------------    Period Ended
                                      2001     2000     1999    July 31, 1998**
Per Share Data                       ------   ------   ------   ---------------
Net asset value, beginning of
 period                              $37.56   $36.92   $32.28       $30.16
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment loss                    --     (0.47)   (0.23)       (0.04)
 Net realized and unrealized
  gains/(losses) from investments    (11.78)    1.66     5.50         2.16
-------------------------------------------------------------------------------
 Total from investment operations    (11.78)    1.19     5.27         2.12
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments     (1.03)   (0.55)   (0.63)         --
-------------------------------------------------------------------------------
 Total distributions                  (1.03)   (0.55)   (0.63)         --
-------------------------------------------------------------------------------
Net asset value, end of period       $24.75   $37.56   $36.92       $32.28
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                             (31.97%)   3.26%   16.56%        7.07%(a)
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                          2.05%    1.82%    1.95%        2.17%(b)
 Net investment loss                  (1.42%)  (0.97%)  (1.00%)      (0.84%)(b)
 Expense waiver/reimbursement(c)       0.27%    0.25%    0.26%        0.42%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)  $1,935   $4,171   $6,653       $  922
 Portfolio turnover(d)                  139%      53%      51%          38%
-------------------------------------------------------------------------------


* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.




** Reflects operations for the period from March 9, 1998 (date of commencement of operations) to July 31, 1998.


(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                            Fifth Third Quality Growth Fund

                                            Investment A Shares


                                          Year Ended July 31,
                          ---------------------------------------------------
                            2001       2000       1999       1998      1997
Per Share Data            --------   --------   --------   --------  --------
Net asset value,
 beginning of period      $  26.12   $  23.31   $  20.26   $  19.23  $  13.16
------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)                --       (0.07)     (0.06)      0.03      0.08
 Net realized and
  unrealized
  gains/(losses) from
  investments                (4.88)      4.05       5.06       2.49      6.75
------------------------------------------------------------------------------
 Total from investment
  operations                 (4.88)      3.98       5.00       2.52      6.83
------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --         --         --       (0.03)    (0.09)
 Net realized gain on
  investments                (2.91)     (1.17)     (1.95)     (1.46)    (0.67)
------------------------------------------------------------------------------
 Total distributions         (2.91)     (1.17)     (1.95)     (1.49)    (0.76)
------------------------------------------------------------------------------
Net asset value, end of
 period                   $  18.33   $  26.12   $  23.31   $  20.26  $  19.23
------------------------------------------------------------------------------
Total return (excludes
 sales charge)              (20.16%)    17.60%     26.48%     14.12%    54.02%
------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                 1.28%      1.25%      1.21%      1.00%     1.00%
 Net investment
  income/(loss)              (0.46%)    (0.35%)    (0.29%)     0.10%     0.45%
 Expense
  waiver/reimbursement(a)     0.00%      0.03%      0.08%      0.37%     0.36%
------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)           $340,596   $208,342   $116,963   $520,068  $399,683
 Portfolio turnover(b)          20%        21%        34%        45%       37%
------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                            Fifth Third Quality Growth Fund


                                            Investment B Shares


                                                      Period Ended
                                                     July 31, 2001*
Per Share Data                                       --------------
Net asset value, beginning of period                    $ 24.17
--------------------------------------------------------------------
Income from investment operations:
 Net realized and unrealized losses from investments      (3.03)
--------------------------------------------------------------------
 Total from investment operations                         (3.03)
--------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investments                         (2.91)
--------------------------------------------------------------------
 Total distributions                                      (2.91)
--------------------------------------------------------------------
Net asset value, end of period                          $ 18.23
--------------------------------------------------------------------
Total Return (excludes sales charge)                     (24.58%)(a)
--------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                              2.05%(b)
 Net investment loss                                      (1.22%)(b)
 Expense waiver/reimbursement(c)                           0.00%(b)
--------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                     $14,531
 Portfolio turnover(d)                                       20%
--------------------------------------------------------------------




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Quality Growth Fund

                                             Investment C Shares


                                               Year Ended July 31,
                                 --------------------------------------------
                                  2001      2000      1999     1998     1997
Per Share Data                   -------   -------   ------   ------   ------
Net asset value, beginning of
 period                          $ 25.59   $ 22.97   $20.10   $19.18   $13.16
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment loss                 --      (0.19)   (0.18)   (0.07)   (0.03)
 Net realized and unrealized
  gains/(losses) from
  investments                      (4.90)     3.98     5.00     2.45     6.72
-------------------------------------------------------------------------------
 Total from investment
  operations                       (4.90)     3.79     4.82     2.38     6.69
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net realized gain on
  investments                      (2.91)    (1.17)   (1.95)   (1.46)   (0.67)
-------------------------------------------------------------------------------
 Total distributions               (2.91)    (1.17)   (1.95)   (1.46)   (0.67)
-------------------------------------------------------------------------------
Net asset value, end of period   $ 17.78   $ 25.59   $22.97   $20.10   $19.18
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                          (20.71%)   17.01%   25.76%   13.41%   52.79%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                       1.98%     2.00%    1.80%    1.63%    1.75%
 Net investment loss               (1.17%)   (0.85%)  (0.89%)  (0.54%)  (0.32%)
 Expense waiver/reimbursement(a)    0.13%     0.28%    0.30%    0.39%    0.26%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                         $11,687   $13,791   $9,775   $8,357   $3,146
 Portfolio turnover(b)                20%       21%      34%      45%      37%
-------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                          Fifth Third Large Cap Growth Fund


                                          Investment A Shares




                                                     Year Ended  Period Ended
                                       Period Ended  December 31, December 31,
                                         2001(3)         2000       1999(4)
Per Share Data                         ------------  ------------ ------------
Net asset value, beginning of period      $10.00        $11.86       $10.00
------------------------------------------------------------------------------
Income from investment operations
 Net investment income/(loss)                --           0.01          --
 Net increase/(decrease) in net assets
  resulting from
  operations                               (1.10)        (1.84)        1.88
------------------------------------------------------------------------------
 Total from investment income              (1.10)        (1.83)        1.88
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                     (0.01)        (0.01)       (0.01)
 In excess of net investment income          --            --           --
 Net realized gains on investments,
  futures contracts
  and foreign currency translations          --          (0.01)       (0.01)
 In excess of net realized gains             --          (0.01)         --
------------------------------------------------------------------------------
 Total dividends and distributions         (0.01)        (0.03)       (0.02)
------------------------------------------------------------------------------
Net change in net asset value              (1.11)        (1.86)        1.86
------------------------------------------------------------------------------
Net asset value, end of period            $ 8.89        $10.00       $11.86
------------------------------------------------------------------------------
Total Return(1)                           (11.01%)/\/\  (15.53%)      18.87%/\/\
------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)        $  604        $  589       $  253
 Ratio of expenses to average net
  assets                                    1.19%/\       1.18%        1.23%/\
 Ratio of net investment income (loss)
  to average
  net assets                                0.01%/\       0.08%        0.00%/\
 Ratio of expenses to average net
  assets*                                   1.19%/\        1.19%        1.24%/\
 Portfolio turnover rate(2)                    8%            5%         --
------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\   Annualized.


/\/\ Not Annualized.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4) The Investment A Shares of the Large Cap Growth Fund commenced operations on October 19, 1999.

Financial Highlights

                                            Fifth Third Equity Index Fund


                                            Investment A Shares




                                                Year ended December 31,
                          Period Ended   -------------------------------------------
                            2001(3)       2000      1999     1998     1997     1996
Per Share Data            ------------   -------   -------  -------  -------  ------
Net asset value,
 beginning of period        $ 25.20      $ 28.32   $ 24.25  $ 19.15  $ 14.72  $12.57
-------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)                0.09         0.15      0.18     0.18     0.20    0.22
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations       (2.09)       (2.80)     4.68     5.14     4.51    2.48
-------------------------------------------------------------------------------------
 Total from investment
  operations                  (2.00)       (2.65)     4.86     5.32     4.71    2.70
-------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income        (0.10)       (0.15)    (0.18)   (0.18)   (0.20)  (0.22)
 In excess of net
  investment income             --           --        --       --     (0.01)  (0.01)
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations         --         (0.19)    (0.61)   (0.04)   (0.06)  (0.32)
 In excess of net
  realized gain                 --         (0.13)      --       --     (0.01)    --
-------------------------------------------------------------------------------------
 Total dividends and
  distributions               (0.10)       (0.47)    (0.79)   (0.22)   (0.28)  (0.55)
-------------------------------------------------------------------------------------
 Net change in net asset
  value                       (2.10)       (3.12)     4.07     5.10     4.43    2.15
-------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 23.10      $ 25.20   $ 28.32  $ 24.25  $ 19.15  $14.72
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total return(1)               (7.94%)/\/\  |(9.52%)   20.24%   27.93%   32.24%  21.92%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)            $33,765      $38,930   $47,836  $38,205  $27,922  $9,925
 Ratio of expenses to
  average net assets           0.65%/\       0.65%     0.67%    0.67%    0.68%   0.74%
 Ratio of net investment
  income/(loss) to
  average net assets           0.61%/\       0.55%     0.67%    0.85%    1.20%   1.67%
 Ratio of expenses to
  average net assets*          0.78%/\       0.78%     0.79%    0.80%    0.79%   0.84%
 Portfolio turnover
  rate(2)                         4%           9%        9%      12%       1%      2%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\   Annualized.


/\/\ Not Annualized.




(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                           Fifth Third Large Cap Value Fund

                                           Investment A Shares



                                                Year Ended December 31,
                         Period Ended   --------------------------------------------
                           2001(3)       2000      1999     1998     1997     1996
Per Share Data           ------------   -------   -------  -------  -------  -------
Net asset value,
 beginning of period       $ 16.69      $ 20.25   $ 17.88  $ 15.44  $ 13.81  $ 13.19
-------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment
  income/(loss)               0.02         0.02      0.07     0.08     0.21     0.26
 Net realized and
  unrealized gains
  (losses) on
  investments, futures
  contracts and foreign
  currency translations      (1.42)       (2.22)     3.18     4.00     3.02     2.15
-------------------------------------------------------------------------------------
Total from investment
 operations                  (1.40)       (2.20)     3.25     4.08     3.23     2.41
-------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.03)       (0.02)    (0.07)   (0.08)   (0.21)   (0.26)
 In excess of net
  investment income            --           --        --     (0.02)     --     (0.02)
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations      (0.24)       (1.34)    (0.81)   (1.54)   (1.39)   (1.51)
 In excess of net
  realized gains               --           --        --       --       --       --
-------------------------------------------------------------------------------------
 Total dividends and
  distributions              (0.27)       (1.36)    (0.88)   (1.64)   (1.60)   (1.79)
-------------------------------------------------------------------------------------
Net change in net asset
 value                       (1.67)       (3.56)     2.37     2.44     1.63     0.62
-------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 15.02      $ 16.69   $ 20.25  $ 17.88  $ 15.44  $ 13.81
-------------------------------------------------------------------------------------
Total return(1)              (8.36%)/\/\ (11.47%)   18.53%   27.68%   23.89%   19.14%
-------------------------------------------------------------------------------------
Ratios/Supplementary
 Data
 Net assets, end of
  period (000's)           $38,659      $47,847   $58,336  $50,458  $35,343  $15,063
 Ratio of expenses to
  average net assets          1.18%/\      1.16%     1.18%    1.18%    1.17%    1.09%
 Ratio of net investment
  income (loss) to
  average net assets          0.15%/\       0.10%     0.36%    0.50%    1.31%    1.77%
 Ratio of expenses to
  average net assets*         1.19%/\       1.17%     1.19%    1.19%    1.18%    1.09%
 Portfolio turnover
  rate(2)                        5%          14%        9%      20%      88%      39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.




/\   Annualized.


/\/\ Not Annualized.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                             Fifth Third Equity Income Fund


                                             Investment A Shares



                                Year Ended July 31,
                          ------------------------------------   Period Ended
                           2001     2000      1999      1998    July 31, 1997*
Per Share Data            -------  -------   -------  --------  --------------
Net asset value,
 beginning of period      $ 13.22  $ 15.18   $ 15.38  $  14.44     $  12.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.11     0.17      0.29      0.26         0.15
 Net realized and
  unrealized
  gains/(losses) from
  investments                0.16    (1.10)     1.19      2.43         2.43
-------------------------------------------------------------------------------
 Total from investment
  operations                 0.27    (0.93)     1.48      2.69         2.58
-------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income      (0.10)   (0.17)    (0.23)    (0.27)       (0.14)
 Net realized gain on
  investments               (0.28)   (0.86)    (1.45)    (1.48)         --
-------------------------------------------------------------------------------
 Total distributions        (0.38)   (1.03)    (1.68)    (1.75)       (0.14)
-------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 13.11  $ 13.22   $ 15.18  $  15.38     $  14.44
-------------------------------------------------------------------------------
Total return (excludes
 sales charge)               1.85%   (6.16%)    9.90%    19.57%       21.64%(a)
-------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                1.31%    1.27%     1.27%     1.01%        1.06%(b)
 Net investment income       0.79%    1.29%     1.58%     1.73%        2.32%(b)
 Expense
  waiver/reimbursement(c)    0.06%    0.06%     0.10%     0.43%        0.42%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)           $16,069  $12,777   $20,268  $150,404     $120,324
 Portfolio turnover(d)         19%      37%       69%       41%          28%
-------------------------------------------------------------------------------




* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.




(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                             Fifth Third Equity Income Fund


                                             Investment B Shares



                                                     Period Ended
                                                    July 31, 2001*
Per Share Data                                      --------------
Net asset value, beginning of period                    $13.40
------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    0.03
 Net realized and unrealized gains from investments       0.12
------------------------------------------------------------------
 Total from investment operations                         0.15
------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (0.03)
 Net realized gain on investments                        (0.28)
------------------------------------------------------------------
 Total distributions                                     (0.31)
------------------------------------------------------------------
Net asset value, end of period                          $13.24
------------------------------------------------------------------
Total return (excludes sales charge)                      0.97%(a)
------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                             2.08%(b)
 Net investment income                                    0.07%(b)
 Expense waiver/reimbursement(c)                          0.05%(b)
------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period ($000)                     $1,963
 Portfolio turnover(d)                                      19%
------------------------------------------------------------------






* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                             Fifth Third Equity Income Fund


                                             Investment C Shares



                                    Year Ended July 31,
                                -------------------------------   Period Ended
                                 2001    2000     1999    1998   July 31, 1997*
Per Share Data                  ------  ------   ------  ------  --------------
Net asset value, beginning of
 period                         $13.23  $15.19   $15.39  $14.45      $12.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            0.05    0.10     0.14    0.17        0.10
 Net realized and unrealized
  gains/(losses)
  from investments                0.14   (1.10)    1.26    2.41        2.45
-------------------------------------------------------------------------------
 Total from investment
  operations                      0.19   (1.00)    1.40    2.58        2.55
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income           (0.04)  (0.10)   (0.15)  (0.16)      (0.10)
 Net realized gain on
  investments                    (0.28)  (0.86)   (1.45)  (1.48)        --
-------------------------------------------------------------------------------
 Total distributions             (0.32)  (0.96)   (1.60)  (1.64)      (0.10)
-------------------------------------------------------------------------------
Net asset value, end of period  $13.10  $13.23   $15.19  $15.39      $14.45
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                          1.20%  (6.65%)   9.34%  18.72%      21.30%(a)
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                     2.02%   1.77%    1.83%   1.57%       1.81%(b)
 Net investment income            0.09%   0.80%    0.88%   1.21%       1.56%(b)
 Expense
  waiver/reimbursement(c)         0.17%   0.31%    0.30%   0.52%       0.26%(b)
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                        $  668  $  679   $1,433  $  968      $   92
 Portfolio turnover(d)              19%     37%      69%     41%         28%
-------------------------------------------------------------------------------




* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.




(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                  Fifth Third Balanced Fund


                                                  Investment A Shares



                                          Year Ended July 31,
                              ------------------------------------------------
                                2001       2000     1999      1998      1997
Per Share Data                --------   --------  -------  --------  --------
Net asset value, beginning
 of period                    $  17.37   $  16.12  $ 14.99  $  15.33  $  11.75
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            0.18       0.17     0.20      0.27      0.27
 Net realized and unrealized
  gains/(losses) from
  investments                    (2.00)      2.62     1.86      0.92      4.06
-------------------------------------------------------------------------------
 Total from investment
  operations                     (1.82)      2.79     2.06      1.19      4.33
-------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income           (0.20)     (0.20)   (0.19)    (0.28)    (0.26)
 Net realized gain on
  investments                    (2.00)     (1.34)   (0.74)    (1.25)    (0.49)
-------------------------------------------------------------------------------
 Total distributions             (2.20)     (1.54)   (0.93)    (1.53)    (0.75)
-------------------------------------------------------------------------------
Net asset value, end of
 period                       $  13.35   $  17.37  $ 16.12  $  14.99  $  15.33
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                        (11.84%)    18.28%   14.30%     8.41%    38.45%
-------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                     1.26%      1.25%    1.28%     1.00%     1.00%
 Net investment income            1.23%      1.30%    1.22%     1.84%     2.05%
 Expense
  waiver/reimbursement(a)         0.06%      0.06%    0.06%     0.43%     0.40%
-------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  ($000)                      $106,275   $104,750  $79,686  $173,177  $122,765
 Portfolio turnover(b)              77%       122%     128%      135%      101%
-------------------------------------------------------------------------------








(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                  Fifth Third Balanced Fund


                                                  Investment B Shares


                                                     Period  Ended
                                                     July 31, 2001*
Per Share Data                                       --------------
Net asset value, beginning of period                    $ 16.53
--------------------------------------------------------------------
Income from investment operations:
 Net investment income                                     0.17
 Net realized and unrealized losses from investments      (1.27)
--------------------------------------------------------------------
 Total from investment operations                         (1.10)
--------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                    (0.15)
 Net realized gain on investments                         (2.00)
--------------------------------------------------------------------
 Total distributions                                      (2.15)
--------------------------------------------------------------------
Net asset value, end of period                          $ 13.28
--------------------------------------------------------------------
Total return (excludes sales charge)                      (8.14%)(a)
--------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                              2.03%(b)
 Net investment income                                     0.42%(b)
 Expense waiver/reimbursement(c)                           0.06%(b)
--------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                     $10,239
 Portfolio turnover(d)                                       77%
--------------------------------------------------------------------




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a) Not annualized.


(b) Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                  Fifth Third Balanced Fund


                                                  Investment C Shares



                                              Year Ended July 31,
                                      ----------------------------------------
                                       2001      2000    1999    1998    1997
Per Share Data                        -------   ------  ------  ------  ------
Net asset value, beginning of period  $ 17.35   $16.13  $15.01  $15.34  $11.75
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                   0.15     0.12    0.11    0.17    0.16
 Net realized and unrealized
  gains/(losses) from
  investments                           (2.07)    2.57    1.88    0.92    4.08
-------------------------------------------------------------------------------
 Total from investment operations       (1.92)    2.69    1.99    1.09    4.24
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                  (0.17)   (0.13)  (0.13)  (0.17)  (0.16)
 Net realized gain on investments       (2.00)   (1.34)  (0.74)  (1.25)  (0.49)
-------------------------------------------------------------------------------
 Total distributions                    (2.17)   (1.47)  (0.87)  (1.42)  (0.65)
-------------------------------------------------------------------------------
Net asset value, end of period        $ 13.26   $17.35  $16.13  $15.01  $15.34
-------------------------------------------------------------------------------
Total return (excludes sales charge)   (12.47%)  17.66%  13.78%   7.67%  37.52%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                            1.96%    1.75%   1.76%   1.58%   1.75%
 Net investment income                   0.53%    0.80%   0.78%   1.24%   1.30%
 Expense waiver/reimbursement(a)         0.19%    0.31%   0.29%   0.49%   0.30%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $ 6,883   $7,815  $6,692  $4,796  $1,155
 Portfolio turnover(b)                     77%     122%    128%    135%    101%
-------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                      Fifth Third International Equity Fund


                                      Investment A Shares



                                            Year Ended July 31,
                                  --------------------------------------------
                                   2001      2000    1999     1998      1997
Per Share Data                    -------   ------  ------  --------  --------
Net asset value, beginning of
 period                           $ 12.71   $12.84  $12.56  $  12.05  $  10.74
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income               0.12     0.04    0.03      0.09      0.04
 Net realized and unrealized
  gains/(losses) from investments   (2.19)    1.01    0.49      1.31      2.15
-------------------------------------------------------------------------------
 Total from investment operations   (2.07)    1.05    0.52      1.40      2.19
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                --       --    (0.08)    (0.59)    (0.66)
 In excess of net investment
  income                              --       --    (0.09)      --      (0.16)
 Net realized gain on investments   (1.62)   (1.18)  (0.07)    (0.30)    (0.06)
-------------------------------------------------------------------------------
 Total distributions                (1.62)   (1.18)  (0.24)    (0.89)    (0.88)
-------------------------------------------------------------------------------
Net asset value, end of period    $  9.02   $12.71  $12.84  $  12.56  $  12.05
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                           (17.85%)   8.02%   4.23%    13.29%    21.78%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                        1.73%    1.70%   1.52%     1.47%     1.38%
 Net investment income               0.07%    0.32%   0.03%     0.66%     0.39%
 Expense waiver/reimbursement(a)     0.00%    0.00%   0.18%     0.35%     0.35%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                          $ 5,933   $7,901  $5,821  $163,297  $151,728
 Portfolio turnover(b)                 42%      86%     42%       39%       60%
-------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                      Fifth Third International Equity Fund


                                      Investment B Shares




                                                     Period Ended
                                                    July 31, 2001*
Per Share Data                                      --------------
Net asset value, beginning of period                    $12.09
-------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    0.03
 Net realized and unrealized gains from investments      (1.44)
-------------------------------------------------------------------
 Total from investment operations                        (1.41)
-------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
 Net realized gain on investments                        (1.62)
-------------------------------------------------------------------
 Total distributions                                     (1.62)
-------------------------------------------------------------------
Net asset value, end of period                          $ 9.06
-------------------------------------------------------------------
Total return (excludes sales charge)                    (13.36%)(a)
-------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                             2.43%(b)
 Net investment income                                    2.08%(b)
 Expense waiver/reimbursement(c)                          0.00%(b)
-------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                     $  176
 Portfolio turnover(d)                                      42%
-------------------------------------------------------------------




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                      Fifth Third International Equity Fund


                                      Investment C Shares




                                          Year Ended July 31,
                                  -------------------------------------------
                                   2001      2000     1999     1998     1997
Per Share Data                    -------   ------   ------   ------   ------
Net asset value, beginning of
 period                           $ 12.54   $12.76   $12.51   $12.01   $10.71
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/(loss)        0.13    (0.03)     --     (0.06)   (0.02)
 Net realized and unrealized
  gains/(losses) from
  investments                       (2.23)    0.99     0.46     1.39     2.16
-------------------------------------------------------------------------------
 Total from investment operations   (2.10)    0.96     0.46     1.33     2.14
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                --       --     (0.14)   (0.53)   (0.46)
 In excess of net investment
  income                              --       --       --        --    (0.32)
 Net realized gain on investments   (1.62)   (1.18)   (0.07)   (0.30)   (0.06)
-------------------------------------------------------------------------------
 Total distributions                (1.62)   (1.18)   (0.21)   (0.83)   (0.84)
-------------------------------------------------------------------------------
Net asset value, end of period    $  8.82   $12.54   $12.76   $12.51   $12.01
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                           (18.39%)   7.25%    3.79%   12.57%   21.25%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                        2.43%    2.22%    2.25%    2.22%    2.13%
 Net investment income              (0.01%)  (0.20%)  (0.08%)  (0.09%)  (0.28%)
 Expense waiver/reimbursement(a)     0.14%    0.00%    0.25%    0.25%    0.25%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                          $   163   $  276   $  235   $  291   $  210
 Portfolio turnover(b)                 42%      86%      42%      39%      60%
-------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                         Fifth Third International GDP Fund


                                         Investment A Shares



                          Period             Year Ended December 31,
                           Ended      ------------------------------------------
                          2001(3)      2000      1999     1998     1997    1996
Per Share Data            -------     -------   -------  -------  ------  ------
Net asset value,
 beginning of period      $ 15.46     $ 19.20   $ 15.75  $ 14.79  $14.69  $14.13
---------------------------------------------------------------------------------
Income from investment
 operations
 Net investment
  income/(loss)              0.09        0.05      0.08     0.10    0.08    0.12
 Net realized and
  unrealized
  gains/(losses) on
  investments, futures
  contracts and foreign
  currency translations     (2.81)      (3.38)     4.14     2.46    0.25    0.66
---------------------------------------------------------------------------------
 Total from investment
  operations                (2.72)      (3.33)     4.22     2.56    0.33    0.78
---------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income      (0.04)      (0.02)    (0.12)     --    (0.06)  (0.08)
 In excess of net
  investment income           --          --        --     (0.19)  (0.09)    --
 Net realized gains on
  investments, futures
  contracts and foreign
  currency translations       --        (0.34)    (0.65)   (1.41)  (0.07)  (0.14)
 In excess of net
  realized gains              --        (0.05)      --       --    (0.01)    --
---------------------------------------------------------------------------------
 Total dividends and
  distributions             (0.04)      (0.41)    (0.77)   (1.60)  (0.23)  (0.22)
---------------------------------------------------------------------------------
Net change in net asset
 value                      (2.76)      (3.74)     3.45     0.96    0.10    0.56
---------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 12.70     $ 15.46   $ 19.20  $ 15.75  $14.79  $14.69
---------------------------------------------------------------------------------
Total return(1)            (17.64%)/\/\(17.61%)   27.95%   17.60%   2.25%   5.57%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000's)          $12,839     $15,162   $15,197  $12,390  $9,780  $8,799
 Ratio of expenses to
  average net assets         1.27%/\    1.25%     1.27%    1.30%   1.30%   1.34%
 Ratio of net investment
  income (loss) to
  average net assets         1.06%/\     0.22%     0.47%    0.59%   0.53%   0.74%
 Ratio of expenses to
  average net assets*        1.27%/\      1.26%     1.28%    1.31%   1.31%   1.34%
 Portfolio turnover
  rate(2)                      22%          7%        8%      22%      3%     13%
---------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.




/\   Annualized.


/\/\ Not Annualized.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

                                   Fifth Third Michigan Municipal Bond Fund

                                   Investment A Shares



                            Period           Year Ended December 31,
                             Ended      --------------------------------------
                            2001(3)      2000    1999    1998    1997    1996
Per Share Data              -------     ------  ------  ------  ------  ------
Net asset value, beginning
 of period                  $10.09      $ 9.92  $10.26  $10.20  $10.07  $10.11
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\     0.23        0.41    0.39    0.39    0.39    0.38
 Net realized and
  unrealized gains (losses)
  on investments and
  futures contracts/\        0.16        0.18   (0.34)   0.07    0.14   (0.05)
-------------------------------------------------------------------------------
 Total from investment
  operations                  0.39        0.59    0.05    0.46    0.53    0.33
-------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income       (0.23)      (0.41)  (0.39)  (0.39)  (0.40)  (0.35)
 In excess of net
  investment income            --          --      --      --      --    (0.02)
 Net realized gains on
  investments and futures
  contracts                  (0.01)      (0.01)    --    (0.01)    --      --
 In excess of net realized
  gains                        --          --      --      --      --      --
-------------------------------------------------------------------------------
 Total dividends and
  distributions              (0.24)      (0.42)  (0.39)  (0.40)  (0.40)  (0.37)
-------------------------------------------------------------------------------
Net change in net asset
 value                        0.15        0.17   (0.34)   0.06    0.13   (0.04)
-------------------------------------------------------------------------------
Net asset value, end of
 period                     $10.24      $10.09  $ 9.92  $10.26  $10.20  $10.07
-------------------------------------------------------------------------------
Total return(1)               4.02%(4)    6.05%   0.51%   4.60%   5.38%   3.36%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                   $3,569      $3,629  $4,378  $5,946  $4,413  $2,422
 Ratio of expenses to
  average net assets          0.84%(5)    0.83%   0.86%   0.84%   0.84%   0.85%
 Ratio of net investment
  income to average net
  assets                      3.85%(5)    4.01%   3.83%   3.82%   3.88%   3.68%
 Ratio of expenses to
  average net assets*         0.96%(5)    0.94%   0.97%   0.95%   0.95%   0.95%
 Portfolio turnover rate(2)     19%         36%     14%     51%     13%     24%
-------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by $(0.00), and increase the ratio of net investment income to average net assets from 3.84% to 3.85%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4) Not Annualized.


(5) Annualized.

Financial Highlights

                                        Fifth Third Ohio Municipal Bond Fund


                                        Investment A Shares



                                            Year Ended July 31,
                                 ---------------------------------------------
                                  2001     2000     1999      1998      1997
Per Share Data                   -------  -------  -------  --------  --------
Net asset value, beginning of
 period                          $  9.89  $ 10.02  $ 10.29  $  10.31  $  10.01
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              0.39     0.39     0.46      0.42      0.43
 Net realized and unrealized
  gains/(losses) from
  investments                       0.39    (0.11)   (0.29)     0.02      0.30
-------------------------------------------------------------------------------
 Total from investment
  operations                        0.78     0.28     0.17      0.44      0.73
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income             (0.39)   (0.39)   (0.38)    (0.42)    (0.43)
 Net realized gain on
  investments                        --     (0.02)   (0.06)    (0.04)      --
-------------------------------------------------------------------------------
 Total distributions               (0.39)   (0.41)   (0.44)    (0.46)    (0.43)
-------------------------------------------------------------------------------
Net asset value, end of period   $ 10.28  $  9.89  $ 10.02  $  10.29  $  10.31
-------------------------------------------------------------------------------
Total return (excludes sales
 charge)                            8.04%    2.85%    1.63%     4.38%     7.49%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                       1.01%    1.01%    1.00%     0.74%     0.75%
 Net investment income              3.83%    3.88%    3.68%     4.09%     4.27%
 Expense waiver/reimbursement(a)    0.06%    0.04%    0.21%     0.43%     0.37%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                         $14,516  $13,257  $22,008  $188,966  $168,800
 Portfolio turnover(b)                26%      26%      47%       42%       49%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                        Fifth Third Ohio Municipal Bond Fund


                                        Investment B Shares


                                                     Period Ended
                                                    July 31, 2001*
Per Share Data                                      --------------
Net asset value, beginning of period                    $ 9.90
------------------------------------------------------------------
Income from investment operations:
 Net investment income                                    0.30
 Net realized and unrealized gains from investments       0.20
------------------------------------------------------------------
 Total from investment operations                         0.50
------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (0.30)
------------------------------------------------------------------
 Total distributions                                     (0.30)
------------------------------------------------------------------
Net asset value, end of period                          $10.10
------------------------------------------------------------------
Total return (excludes sales charge)                      5.17%(a)
------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                             1.78%(b)
 Net investment income                                    2.99%(b)
 Expense waiver/reimbursement(c)                          0.06%(b)
------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                     $  898
 Portfolio turnover(d)                                      26%
------------------------------------------------------------------
------------------------------------------------------------------




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                        Fifth Third Ohio Municipal Bond Fund


                                        Investment C Shares



                                             Year Ended July 31,
                                      --------------------------------------
                                       2001    2000    1999    1998    1997
Per Share Data                        ------  ------  ------  ------  ------
Net asset value, beginning of period  $ 9.87  $10.01  $10.28  $10.31  $10.00
-----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                  0.33    0.34    0.33    0.35    0.36
 Net realized and unrealized
  gains/(losses) from investments       0.38   (0.12)  (0.21)   0.01    0.31
-----------------------------------------------------------------------------
 Total from investment operations       0.71    0.22    0.12    0.36    0.67
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                 (0.33)  (0.34)  (0.33)  (0.35)  (0.35)
 In excess of net investment income      --      --      --      --    (0.01)
 Net realized gain on investments        --    (0.02)  (0.06)  (0.04)    --
-----------------------------------------------------------------------------
 Total distributions                   (0.33)  (0.36)  (0.39)  (0.39)  (0.36)
-----------------------------------------------------------------------------
Net asset value, end of period        $10.25  $ 9.87  $10.01  $10.28  $10.31
-----------------------------------------------------------------------------
Total return (excludes sales charge)    7.31%   2.25%   1.13%   3.56%   6.84%
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                           1.72%   1.52%   1.55%   1.49%   1.50%
 Net investment income                  3.12%   3.30%   3.05%   3.33%   3.51%
 Expense waiver/reimbursement(a)        0.17%   0.29%   0.38%   0.33%   0.27%
-----------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $1,516  $  990  $1,071  $  584  $  248
 Portfolio turnover(b)                    26%     26%     47%     42%     49%
-----------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


                                            Fifth Third Municipal Bond Fund


                                            Investment A Shares



                             Period           Year Ended December 31,
                              Ended      ---------------------------------------
                             2001(3)      2000    1999     1998    1997    1996
Per Share Data               -------     ------  ------   ------  ------  ------
Net asset value, beginning
 of period                   $10.71      $ 9.98  $10.77   $10.67  $10.29  $10.52
---------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.26        0.44    0.42     0.42    0.42    0.41
 Net realized and
  unrealized gains (losses)
  on
  investments and futures
  contracts/\                   0.11        0.73   (0.78)    0.15    0.42   (0.05)
---------------------------------------------------------------------------------
 Total from investment
  operations                   0.37        1.17   (0.36)    0.57    0.84    0.36
---------------------------------------------------------------------------------
Distributions to
 shareholders
 Net investment income        (0.25)      (0.44)  (0.42)   (0.42)  (0.42)  (0.43)
In excess of net investment
 income                         --          --      --       --    (0.01)    --
Net realized gains on
 investments and futures
 contracts                    (0.05)        --      --     (0.05)  (0.03)  (0.12)
In excess of net realized
 gains                          --          --    (0.01)     --      --    (0.04)
---------------------------------------------------------------------------------
Total dividends and
 distributions                (0.30)      (0.44)  (0.43)   (0.47)  (0.46)  (0.59)
---------------------------------------------------------------------------------
Net change in net asset
 value                         0.07        0.73   (0.79)    0.10    0.38   (0.23)
---------------------------------------------------------------------------------
Net asset value, end of
 period                      $10.78      $10.71  $ 9.98   $10.77  $10.67  $10.29
---------------------------------------------------------------------------------
Total return(1)                3.58%(4)   11.97%  (3.40%)   5.43%   8.32%   3.53%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                    $1,114      $1,479  $1,554   $1,938  $1,712  $  936
 Ratio of expenses
  to average net assets        1.04%(5)    1.03%   1.07%    1.06%   1.04%   1.07%
 Ratio of net investment
  income to average net
  assets                       3.98%(5)    4.36%   4.05%    3.91%   4.05%   4.14%
 Ratio of expenses
  to average net assets*       1.06%(5)    1.04%   1.08%    1.07%   1.05%   1.07%
 Portfolio turnover rate(2)      89%        119%    109%      53%     16%     40%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------




/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by $(0.00) and increase the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4)  Not Annualized.


(5)  Annualized.

Financial Highlights

                                                      Fifth Third Bond Fund

                                                      Investment A Shares


                          Period            Year Ended December 31,
                           Ended      -----------------------------------------
                          2001(3)      2000    1999      1998     1997    1996
Per Share Data            -------     ------  -------   -------  ------  ------
Net asset value,
 beginning of period      $ 9.71      $ 9.25  $ 10.32   $ 10.29  $10.16  $10.82
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\   0.27        0.59     0.58      0.62    0.63    0.66
 Net realized and
  unrealized gains
  (losses) on
  investments               0.30        0.46    (1.06)     0.28    0.35   (0.56)
--------------------------------------------------------------------------------
 Total from investment
  operations                0.57        1.05    (0.48)     0.90    0.98    0.10
--------------------------------------------------------------------------------
Distributions to
 shareholders
 Net investment income     (0.33)      (0.59)   (0.58)    (0.60)  (0.65)  (0.64)
 In excess of net
  investment income          --          --       --      (0.03)    --    (0.09)
 Net realized gains on
  investments                --          --       --      (0.24)  (0.20)  (0.03)
 In excess of net
  realized gains             --          --     (0.01)      --      --      --
--------------------------------------------------------------------------------
 Total dividends and
  distributions            (0.33)      (0.59)   (0.59)    (0.87)  (0.85)  (0.76)
--------------------------------------------------------------------------------
Net change in net asset
 value                      0.24        0.46    (1.07)     0.03    0.13   (0.66)
--------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 9.95      $ 9.71  $  9.25   $ 10.32  $10.29  $10.16
--------------------------------------------------------------------------------
Total return(1)             6.05%(4)   11.65%   (4.76%)    9.04%  10.19%   1.16%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)          $6,190      $6,663  $10,614   $10,629  $5,611  $2,722
 Ratio of expenses to
  average net assets        1.08%(5)    1.07%    1.08%     1.08%   1.07%   1.08%
 Ratio of net investment
  income to average
  net assets                4.61%(5)    6.27%    5.99%     5.97%   6.38%   6.31%
 Ratio of expenses to
  average net assets*       1.09%(5)    1.07%    1.09%     1.09%   1.08%   1.08%
 Portfolio turnover
  rate(2)                    131%        135%      90%      108%     84%    102%
--------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.61%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4) Not Annualized.


(5) Annualized.

Financial Highlights

                                   Fifth Third Intermediate Municipal Bond
                                   Fund

                                   Investment A Shares


                            Period           Year Ended December 31,
                             Ended      ---------------------------------------
                            2001(3)      2000    1999     1998    1997    1996
Per Share Data              -------     ------  ------   ------  ------  ------
Net asset value, beginning
 of period                  $10.63      $10.20  $10.76   $10.68  $10.42  $10.52
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\       0.25        0.44    0.43     0.42    0.43    0.42
 Net realized and
  unrealized gains
  (losses)
  on investments and
  futures contracts/\          0.16        0.43   (0.56)    0.11    0.26   (0.09)
--------------------------------------------------------------------------------
 Total from investment
  operations                  0.41        0.87   (0.13)    0.53    0.69    0.33
--------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income       (0.24)      (0.44)  (0.42)   (0.42)  (0.43)  (0.41)
 In excess of net
  investment income            --          --      --       --      --    (0.02)
 Net realized gains on
  investments and futures
  contracts                  (0.02)        --      --     (0.03)    --      --
 In excess of net realized
  gains                        --          --    (0.01)     --      --      --
--------------------------------------------------------------------------------
 Total dividends and
  distributions              (0.26)      (0.44)  (0.43)   (0.45)  (0.43)  (0.43)
--------------------------------------------------------------------------------
Net change in net asset
 value                        0.15        0.43   (0.56)    0.08    0.26   (0.10)
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $10.78      $10.63  $10.20   $10.76  $10.68  $10.42
--------------------------------------------------------------------------------
Total return(1)               3.91%(4)    8.72%  (1.27%)   5.09%   6.80%   3.17%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                   $5,204      $2,989  $3,745   $4,038  $3,534  $3,368
 Ratio of expenses to
  average net assets          0.99%(5)    0.97%   0.98%    0.98%   0.97%   0.98%
 Ratio of net investment
  income to average net
  assets                      3.96%(5)    4.18%   3.97%    3.97%   4.06%   4.09%
 Ratio of expenses to
  average net assets*         1.00%(5)    0.98%   0.99%    0.99%   0.98%   0.98%
 Portfolio turnover
  rate(2)                       36%         59%     63%      40%     23%     35%
--------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by $(0.00) and increase the ratio of net investment income to average net assets from 3.92% to 3.96%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4) Not Annualized.


(5) Annualized.

Financial Highlights

                                        Fifth Third Intermediate Bond Fund

                                        Investment A Shares


                          Period               Year Ended December 31,
                           Ended      ----------------------------------------------
                          2001(3)      2000      1999       1998     1997     1996
Per Share Data            -------     -------  --------   --------  -------  -------
Net asset value,
 beginning of period      $  9.68     $  9.40  $  10.08   $   9.93  $  9.78  $ 10.14
-------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\     0.25        0.57      0.54       0.54     0.57     0.58
 Net realized and
  unrealized gains
  (losses) on
  investments/\              0.32        0.28     (0.68)      0.16     0.15    (0.32)
-------------------------------------------------------------------------------------
 Total from investment
  operations                 0.57        0.85     (0.14)      0.70     0.72     0.26
-------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income      (0.32)      (0.57)    (0.54)     (0.55)   (0.57)   (0.57)
 In excess of net
  investment income           --          --        --         --       --     (0.05)
 Net realized gains on
  investments                 --          --        --         --       --       --
 In excess of net
  realized gains              --          --        --         --       --       --
-------------------------------------------------------------------------------------
 Total dividends and
  distributions             (0.32)      (0.57)    (0.54)     (0.55)   (0.57)   (0.62)
-------------------------------------------------------------------------------------
Net change in net asset
 value                       0.25        0.28     (0.68)      0.15     0.15    (0.36)
-------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  9.93     $  9.68  $   9.40   $  10.08  $  9.93  $  9.78
-------------------------------------------------------------------------------------
Total return(1)              5.98%(4)    9.44%    (1.36%)     7.26%    7.62%    2.76%
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of
  period (000's)          $ 8,467     $ 9,130  $ 11,537   $ 12,313  $ 6,972  $ 7,327
 Ratio of expenses to
  average net assets         1.03%(5)    1.01%     1.02%      1.01%    1.00%    1.02%
 Ratio of net investment
  income to average
  net assets                 4.26%(5)    6.04%     5.58%      5.51%    5.79%    5.92%
 Ratio of expenses to
  average net assets*        1.03%(5)    1.02%     1.03%      1.02%    1.01%    1.03%
 Portfolio turnover
  rate(2)                     141%        168%       84%       106%     114%     135%
-------------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.03) increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.70% to 4.26%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4) Not Annualized.


(5) Annualized.

Financial Highlights

                                           Fifth Third Short Term Bond Fund

                                           Investment A Shares*


                             Period           Year Ended December 31,
                              Ended      --------------------------------------
                             2001(3)      2000    1999    1998    1997    1996
Per Share Data               -------     ------  ------  ------  ------  ------
Net asset value, beginning
 of period                   $ 9.65      $ 9.47  $ 9.76  $ 9.74  $ 9.74  $ 9.95
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income/\       0.23        0.56    0.52    0.55    0.57    0.59
 Net realized and unrealized
  gains (losses) on
  investments/\                 0.25        0.18   (0.30)   0.02    0.02   (0.20)
--------------------------------------------------------------------------------
 Total from investment
  operations                   0.48        0.74    0.22    0.57    0.59    0.39
--------------------------------------------------------------------------------
Distributions to
 Shareholders
 Net investment income        (0.31)      (0.56)  (0.51)  (0.52)  (0.59)  (0.54)
 In excess of net investment
  income                        --          --      --    (0.03)    --    (0.06)
 Net realized gains on
  investments                   --          --      --      --      --      --
 In excess of net realized
  gains                         --          --      --      --      --      --
--------------------------------------------------------------------------------
 Total dividends and
  distributions               (0.31)      (0.56)  (0.51)  (0.55)  (0.59)  (0.60)
--------------------------------------------------------------------------------
Net change in net asset
 value                         0.17        0.18   (0.29)   0.02     --    (0.21)
--------------------------------------------------------------------------------
Net asset value, end of
 period                      $ 9.82      $ 9.65  $ 9.47  $ 9.76  $ 9.74  $ 9.74
--------------------------------------------------------------------------------
Total return(1)                5.20%(4)    7.96%   2.35%   6.00%   6.26%   4.06%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period
  (000's)                    $3,340      $3,505  $4,573  $6,126  $7,433  $1,667
 Ratio of expenses to
  average net assets           0.89%(5)    0.88%   0.90%   0.91%   0.88%   0.85%
 Ratio of net investment
  income to average net
  assets                       4.22%(5)    5.88%   5.40%   5.60%   5.75%   6.02%
 Ratio of expenses to
  average net assets*          1.00%(5)    0.99%   1.01%   1.02%   0.99%   0.96%
 Portfolio turnover rate(2)      56%         73%     60%     72%     89%     32%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


/\ As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets from 4.67% to 4.22%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.


 * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment A Shares were not assessed a sales charge.


(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(4) Not Annualized.


(5) Annualized.

Financial Highlights

                                      Fifth Third U.S. Government Bond Fund


                                      Investment A Shares




                                              Year Ended July 31,
                                      ----------------------------------------
                                       2001    2000    1999    1998     1997
Per Share Data                        ------  ------  ------  -------  -------
Net asset value, beginning of period  $ 9.55  $ 9.64  $ 9.82  $  9.75  $  9.55
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                  0.50    0.48    0.55     0.52     0.54
 Net realized and unrealized
  gains/(losses) from investments       0.51   (0.09)  (0.26)    0.07     0.19
-------------------------------------------------------------------------------
 Total from investment operations       1.01    0.39    0.29     0.59     0.73
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                 (0.50)  (0.48)  (0.47)   (0.52)   (0.53)
-------------------------------------------------------------------------------
 Total distributions                   (0.50)  (0.48)  (0.47)   (0.52)   (0.53)
-------------------------------------------------------------------------------
Net asset value, end of period        $10.06  $ 9.55  $ 9.64  $  9.82  $  9.75
-------------------------------------------------------------------------------
Total return (excludes sales charge)   10.76%   4.20%   2.89%    6.17%    7.83%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                           0.99%   0.98%   0.95%    0.75%    0.75%
 Net investment income                  4.93%   4.95%   4.62%    5.30%    5.56%
 Expense waiver/reimbursement(a)        0.25%   0.21%   0.33%    0.53%    0.50%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)   $4,076  $2,818  $5,192  $41,550  $42,414
 Portfolio turnover(b)                    77%     46%     93%     155%     169%
-------------------------------------------------------------------------------








(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                      Fifth Third U.S. Government Bond Fund


                                      Investment C Shares



                                                 Year Ended July 31,
                                            ----------------------------------
                                             2001   2000   1999   1998   1997
Per Share Data                              ------  -----  -----  -----  -----
Net asset value, beginning of period        $ 9.52  $9.61  $9.80  $9.75  $9.56
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.44   0.43   0.41   0.46   0.46
 Net realized and unrealized gains (losses)
  from
  investments                                 0.49  (0.09) (0.18)  0.04   0.19
-------------------------------------------------------------------------------
 Total from investment operations             0.93   0.34   0.23   0.50   0.65
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.44) (0.43) (0.42) (0.45) (0.46)
-------------------------------------------------------------------------------
 Total distributions                         (0.44) (0.43) (0.42) (0.45) (0.46)
-------------------------------------------------------------------------------
Net asset value, end of period              $10.01  $9.52  $9.61  $9.80  $9.75
-------------------------------------------------------------------------------
Total return (excludes sales charge)          9.98%  3.65%  2.31%  5.19%  6.92%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                 1.71%  1.48%  1.40%  1.50%  1.50%
 Net investment income                        4.17%  4.41%  4.20%  4.56%  4.82%
 Expense waiver/reimbursement(a)              0.34%  0.44%  0.54%  0.43%  0.40%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)         $  531  $ 198  $ 431  $ 118  $  75
 Portfolio turnover(b)                          77%    46%    93%   155%   169%
-------------------------------------------------------------------------------








(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                        Fifth Third Prime Money Market Fund


                                        Investment A Shares




                                            Year Ended July 31,
                                 ---------------------------------------------
                                   2001      2000     1999     1998     1997
Per Share Data                   --------  --------  -------  -------  -------
Net asset value, beginning of
 period                          $   1.00  $   1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income               0.05      0.05     0.04     0.05     0.05
-------------------------------------------------------------------------------
 Total from investment
  operations                         0.05      0.05     0.04     0.05     0.05
-------------------------------------------------------------------------------
Less distributions:
 Distributions to shareholders
  from net investment income        (0.05)    (0.05)   (0.04)   (0.05)   (0.05)
-------------------------------------------------------------------------------
 Total distributions                (0.05)    (0.05)   (0.04)   (0.05)   (0.05)
-------------------------------------------------------------------------------
Net asset value, end of period   $   1.00  $   1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Total return                         5.14%     5.27%    4.53%    5.25%    5.11%
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                        0.78%     0.77%    0.75%    0.52%    0.52%
 Net investment income               4.86%     5.29%    4.39%    5.13%    4.99%
 Expense waiver/reimbursement(a)     0.10%     0.10%    0.13%    0.47%    0.44%
-------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                         $356,091  $215,082  $75,024  $36,552  $33,438
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------




(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights

                                        Fifth Third Prime Money Market Fund

                                        Investment B Shares*



                                                          Period Ended
                                                            July 31,
                                                             2001*
                                                          ------------
Per Share Data
Net asset value, beginning of period                         $ 1.00
-----------------------------------------------------------------------
Income from investment operations:
 Net investment income                                         0.03
-----------------------------------------------------------------------
 Total from investment operations                              0.03
-----------------------------------------------------------------------
Less distributions:
 Distributions to shareholders from net investment income     (0.03)
-----------------------------------------------------------------------
 Total distributions                                          (0.03)
-----------------------------------------------------------------------
Net asset value, end of period                               $ 1.00
-----------------------------------------------------------------------
Total return                                                   3.10%(b)
-----------------------------------------------------------------------
Ratios to Average Net Assets:
 Net expenses                                                  1.53%(c)
 Net investment income                                         3.63%(c)
 Expense waiver/reimbursement(a)                               0.10%(c)
-----------------------------------------------------------------------
Supplemental data:
 Net assets at end of period ($000)                          $1,021
-----------------------------------------------------------------------


 * Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.


(b)  Not Annualized.


(c)  Annualized.

Financial Highlights

                                   Fifth Third Government Money Market Fund

                                   Investment A Shares*



                                         Year Ended July 31,
                             ------------------------------------------------
                               2001      2000      1999      1998      1997
Per Share Data               --------  --------  --------  --------  --------
Net asset value, beginning
 of period                   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income           0.05      0.05      0.04      0.05      0.05
------------------------------------------------------------------------------
 Total from investment
  operations                     0.05      0.05      0.04      0.05      0.05
------------------------------------------------------------------------------
Less distributions:
 Distributions to
  shareholders from net
  investment income             (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
------------------------------------------------------------------------------
 Total distributions            (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
------------------------------------------------------------------------------
Net asset value, end of
 period                      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
------------------------------------------------------------------------------
Total return                     5.02%     5.10%     4.41%     5.13%     5.00%
------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                    0.75%     0.77%     0.75%     0.52%     0.51%
 Net investment income           4.92%     4.93%     4.26%     5.02%     4.90%
 Expense
  waiver/reimbursement(a)        0.10%     0.12%     0.17%     0.47%     0.44%
------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  ($000)                     $248,064  $264,393  $381,105  $150,286  $110,543
------------------------------------------------------------------------------
------------------------------------------------------------------------------


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Financial Highlights


                           Fifth Third Michigan Municipal Money Market Fund

                           Investment A Shares*


                                                Year Ended December 31,
                          Period Ended  -------------------------------------------
                            2001(1)      2000     1999     1998     1997     1996
Per Share Data            ------------  -------  -------  -------  -------  -------
Net asset value,
 beginning of period        $ 1.000     $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
------------------------------------------------------------------------------------
 Net investment income        0.016       0.036    0.028    0.030    0.033    0.030
------------------------------------------------------------------------------------
 Less dividends from net
  investment income          (0.016)     (0.036)  (0.028)  (0.030)  (0.033)  (0.030)
------------------------------------------------------------------------------------
Net change in net asset
 value                          --          --       --       --       --       --
------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 1.000     $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
------------------------------------------------------------------------------------
Total return                   1.57%/\     3.70%    2.86%    3.06%    3.31%    3.11%
------------------------------------------------------------------------------------
Net assets, end of
 period (000's)             $   215     $   160  $   658  $   346  $   289  $   782
------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Ratio of expenses to
  average net assets           0.79%/\/\   0.54%    0.53%    0.54%    0.52%    0.54%
 Ratio of net investment
  income to
  average net assets           2.67%/\/\   3.44%    2.82%    3.02%    3.22%    3.06%
 Ratio of expenses to
  average net assets*          0.88%/\/\     0.63%    0.63%    0.64%    0.63%    0.64%
------------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\   Not Annualized.


/\/\ Annualized.


(1) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights
                                         Fifth Third Municipal Money Market Fund

                                         Investment A Shares**



                            Year Ended                            Year Ended
                            July 31,                             September 30,
                          ----------------   Period Ended   -------------------------
                           2001     2000    July 31,  1999*  1998     1997     1996
Per Share Data            -------  -------  --------------- -------  -------  -------
Net asset value,
 beginning of period      $  1.00  $  1.00      $  1.00     $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.03     0.03         0.03        0.03     0.03     0.03
--------------------------------------------------------------------------------------
 Total from investment
  operations                 0.03     0.03         0.03        0.03     0.03     0.03
--------------------------------------------------------------------------------------
Less distributions:
 Distributions to
  shareholders from net
  investment income         (0.03)   (0.03)       (0.03)      (0.03)   (0.03)   (0.03)
--------------------------------------------------------------------------------------
 Total distributions        (0.03)   (0.03)       (0.03)      (0.03)   (0.03)   (0.03)
--------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  1.00  $  1.00      $  1.00     $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------------
Total return                 3.37%    3.40%        2.18%(a)    2.74%    2.72%    2.67%
--------------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                0.36%    0.38%        0.75%(b)    0.71%    0.80%    0.89%
 Net investment income       3.26%    3.33%        2.60%(b)    2.88%    2.79%    2.66%
 Expense
  waiver/reimbursement(c)    0.63%    0.70%        0.44%(b)     --       --       --
--------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of
  period ($000)           $40,981  $29,693      $26,715     $44,494  $60,284  $59,915
--------------------------------------------------------------------------------------


*    Reflects operations for the period from October 1, 1998 through July 31,
     1999.




** Information for the period from September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money Market Fund.


(a)  Not annualized.


(b)  Annualized.


(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Addresses
-----------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                   Fifth Third Funds
Stock and Bond Mutual Funds                                         3435 Stelzer Road
Money Market Mutual Funds                                           Columbus, Ohio 43219
Investment A Shares
Investment B Shares
Investment C Shares

-----------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Heartland Capital Management, Inc
(Pinnacle Fund only)                                                251 North Illinois Street
                                                                    Suite 300
                                                                    Indianapolis, Indiana 46204

-----------------------------------------------------------------------------------------------------------------

Sub-Advisor                                                         Morgan Stanley Investment Management Inc.
(International Equity Fund only)                                    1221 Avenue of the Americas
                                                                    New York, New York 10020

-----------------------------------------------------------------------------------------------------------------

Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

-----------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

  You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address:
  publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

ABC-AII-01 (10/01)                     Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[Graphic]

Fifth Third Funds

Institutional Money Market Mutual Funds
Institutional Shares

[Graphic]
----------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

            Fifth Third Funds

            Institutional Money Market Mutual Funds

            Institutional Shares                   Table of Contents

Overview

This section provides important information about each of the money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


Objectives, Strategies and Risks
--------------------------------------------------------
Institutional Money Market Fund                        2
Institutional Government Money Market Fund             4
U.S. Treasury Money Market Fund                        6
Shareholder Fees and Fund Expenses
--------------------------------------------------------
Fee Tables                                             8
Expense Examples                                      10
Additional Information About the Funds' Investments
--------------------------------------------------------
                                                      11
Fund Management
--------------------------------------------------------
Investment Advisor                                    16
Fund Administration                                   16
Shareholder Information
--------------------------------------------------------
Purchasing and Selling Fund Shares                    17
Purchasing and Adding to Your Shares                  17
Shareholder Contact Information                       17
Selling Your Shares                                   18
Exchanging Your Shares                                19
Dividends and Capital Gains                           19
Taxation                                              19
Financial Highlights
--------------------------------------------------------
                                                      20
Back Cover
--------------------------------------------------------
Where to learn more about Fifth Third Funds

            Fifth Third Institutional Money Market Fund

            (Formerly the Lyon Street Institutional Money Market Fund)

[LOGO]

Fundamental         Current income from short-term securities consistent with
Objective           the stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

                    The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

                    The Fund's principal risks include interest rate risk, net
Principal           asset value risk, and credit risk. Interest rate risk
Investment Risks    involves the possibility that the Fund's yield will
                    decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

            Fifth Third Institutional Money Market Fund
Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Institutional Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

            Fifth Third Institutional Government
            Money Market Fund

[LOGO]      (Formerly the Kent Government Money Market Fund)

Fundamental         Current income consistent with the stability of principal.
Objective

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Principal
Investment Risks    The principal risks of investing in the Fund include
                    interest rate risk, net asset value risk, and credit risk.
                    Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.
                    Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


 An investment in
 the Fund is not
 a deposit of
 Fifth Third Bank
 or any other
 bank and is not
 insured or
 guaranteed by
 the FDIC or any
 other government
 agency. Although
 the Fund seeks
 to preserve the
 value of your
 investment at
 $1.00 per share,
 it is possible
 to lose money by
 investing in
 this Fund.

Fifth Third Institutional Government

Money Market Fund

[LOGO OF FIFTH THIRD BANK]

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 For Institutional Shares/1/

                                    [CHART]

                               1998     99     00
                               ----    ----   ----
                               5.17%   4.81%  6.03%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


                          Best quarter:   Q4 2000 1.56%
                          Worst quarter:  Q2 1999 1.11%
                          Year to Date Return (1/1/01 to
                           9/30/01)               3.27%



Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                              Inception Date      Past Year      Since Inception
                   -------------------------------------------------------------
   Institutional Shares/1/        6/2/97            6.03%             5.34%

--------------------------------------------------------------------------------

/1/For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Institutional Government Money Market Fund.


   To obtain current yield information, visit www.53.com or call 1-800-282-
   5706.

[LOGO]      Fifth Third U.S. Treasury Money Market Fund

Fundamental         Stability of principal and current income consistent with
Objective           stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.


Principal           The Fund's principal risks include interest rate risk and
Investment Risks    net asset value risk. Interest rate risk involves the
                    possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant
                    $1.00 per share.

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Fifth Third U.S. Treasury Money Market Fund

Volatility and Performance Information

[LOGO OF FIFTH THIRD BANK]

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Institutional Shares

                                    [CHART]

    1991    92      93      94      95      96      97      98      99      00
    ----   ----    ----    ----    ----    ----    ----    ----    ----    ----
    5.67%  3.39%   2.74%   3.79%   5.57%   5.05%   5.25%   5.12%   4.70%   5.98%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



                          Best quarter:   Q4 2000 1.57%
                          Worst quarter:  Q2 1993 0.67%
                          Year to Date Return (1/1/01 to
                           9/30/01):              3.16%


Average Annual Total Returns (for the periods ended December 31, 2000)
----------------------------------------------------------------------


                         Inception
                           Date    Past Year Past 5 Years Past 10 Years Since Inception
                -----------------------------------------------------------------------
   Institutional Shares  12/12/88    5.98%      5.22%         4.72%          5.33%
---------------------------------------------------------------------------------------


  For current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.


 Shareholder Fees

                                           Money Market Funds--Fee
                                                    Table
                                                        Fifth Third
                                          Fifth Third  Institutional
                                         Institutional  Government
                                         Money Market  Money Market
                                             Fund          Fund
Maximum Sales Charge (Load) Imposed
on Purchases                                  None          None
--------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends                       None          None
--------------------------------------------------------------------
Maximum Deferred Sales Load                   None          None
--------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees                              0.40%         0.40%
--------------------------------------------------------------------
Distribution (12b-1) fees                     None          None
--------------------------------------------------------------------
Other expenses                               0.36%/1/      0.25%/1/
--------------------------------------------------------------------
Total Annual Fund Operating Expenses         0.76%         0.65%
Fee Waiver and/or
Expense Reimbursement                        0.54%/2/      0.25%/2/
--------------------------------------------------------------------
Net Expenses                                 0.22%         0.40%
--------------------------------------------------------------------
--------------------------------------------------------------------

/1/Other expenses are based on estimated amounts for the current fiscal year.

/2/The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Institutional Money Market Fund to 0.22%; and for the Institutional Government Money Market Fund to 0.40%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

            Shareholder Fees and Fund Expenses

 Shareholder Fees

                                                           Money Market Funds--
                                                                Fee Table
                                                               Fifth Third
                                                              U.S. Treasury
                                                            Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases                   None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                                          None
-------------------------------------------------------------------------------
Maximum Deferred Sales Load                                        None
-------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees                                                   0.40%
-------------------------------------------------------------------------------
Distribution (12b-1) fees                                          None
-------------------------------------------------------------------------------
Other expenses                                                    0.24%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              0.64%/1/

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

/1/During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating to 0.39% for the U.S. Treasury Money Market Fund. These waivers and/or expense reimbursements may be discontinued at any time.

            Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds
             Fifth Third
             Institutional          1     3
             Money Market Fund     Year Years

               ------------------------------------------
             Institutional Shares  $23  $189
               ------------------------------------------

             Fifth Third
             Institutional
             Government             1     3
             Money Market Fund     Year Years

               ------------------------------------------
             Institutional Shares  $41  $183
               ------------------------------------------

             Fifth Third U.S.
             Treasury               1     3     5    10
             Money Market Fund     Year Years Years Years

               ------------------------------------------
             Institutional Shares  $65  $205  $357  $798
               ------------------------------------------

Additional Information About the Funds' Investments
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                               FUND CODE
---------                                               ---------
Institutional Money Market Fund.......................      1
Institutional Government Money Market Fund............      2
U.S. Treasury Money Market Fund.......................      3

INSTRUMENT                                              FUND CODE   RISK TYPE
----------                                              ---------   ---------
Asset-Backed Securities: Securities secured by company    1, 2     Pre-payment
 receivables, home equity loans, truck and auto loans,               Market
 leases, credit card receivables and other securities                Credit
 backed by other types of receivables or other assets.            Interest Rate
                                                                   Regulatory
                                                                    Liquidity

Bankers' Acceptances: Bills of exchange or time drafts    1, 2       Credit
 drawn on and accepted by a commercial bank.                        Liquidity
 Maturities are generally six months or less.                        Market
                                                                  Interest Rate

Bonds: Interest-bearing or discounted securities that      1-3       Market
 obligate the issuer to pay the bondholder a specified               Credit
 sum of money, usually at specific intervals, and to              Interest Rate
 repay the principal amount of the loan at maturity.                Liquidity

Certificates of Deposit: Negotiable instruments with a    1, 2       Market
 stated maturity.                                                    Credit
                                                                    Liquidity
                                                                  Interest Rate

Commercial Paper: Secured and unsecured short-term        1, 2       Credit
 promissory notes issued by corporations and other                  Liquidity
 entities. Maturities generally vary from a few days                 Market
 to nine months.                                                  Interest Rate

Derivatives: Instruments whose value is derived from       1-3     Management
 an underlying contract, index or security, or any                   Market
 combination thereof, including futures, options                     Credit
 (e.g., put and calls), options on futures, swap                    Liquidity
 agreements, and some mortgage-backed securities.                   Leverage
                                                                  Interest Rate

Forward Commitments: A purchase of, or contract to         1-3
 purchase, securities at a fixed price for delivery at              Leverage
 a future date.                                                     Liquidity

Additional Information About the Funds' Investments


INSTRUMENT                                              FUND CODE   RISK TYPE
----------                                              ---------   ---------
Illiquid Securities: Securities which may be difficult     1-3      Liquidity
 to sell at an acceptable price.                                     Market

Investment Company Securities: Shares of investment        1-3       Market
 companies. These investment companies may include
 money market funds of Fifth Third Funds and shares of
 other registered investment companies for which the
 Adviser to a Fund or any of their affiliates serves
 as investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted     1-2       Market
 government or corporate securities that obligate the                Credit
 issuer to pay the bondholder a specified sum of                    Liquidity
 money, usually at specific intervals, and to repay
 the principal amount of the loan at maturity.
 Investment grade bonds are those rated BBB or better
 by S&P or Baa or better by Moody's or similarly rated
 by other nationally recognized statistical rating
 organizations, or, if not rated, determined to be of
 comparable quality by the Adviser.

Loan Participations: A loan participation note             1,2       Credit
 represents participation in a corporate loan of a                  Liquidity
 commercial bank with a remaining maturity of one year            Interest Rate
 or less.

Money Market Instruments: Investment-grade, U.S.           1-3       Market
 dollar denominated debt securities that have                        Credit
 remaining maturities of one year or less. These
 securities may include U.S. government obligations,
 commercial paper and other short-term corporate
 obligations, repurchase agreements collateralized
 with U.S. government securities, certificates of
 deposit, bankers' acceptances, and other financial
 institution obligations. These securities may carry
 fixed or variable interest rates.

Municipal Securities: Securities issued by a state or     1, 2       Market
 political subdivision to obtain funds for various                   Credit
 public purposes. Municipal securities include (a)                  Political
 governmental lease certificates of participation                      Tax
 issued by state or municipal authorities where                    Regulatory
 payment is secured by installment payments for
 equipment, buildings, or other facilities being
 leased by the state or municipality; (b) government
 lease certificates purchased by the Fund will not
 contain nonappropriation clauses; (c) municipal notes
 and tax-exempt commercial paper; (d) serial bonds;
 (e) tax anticipation notes sold to finance working
 capital needs of municipalities in anticipation of
 receiving taxes at a later date; (f) bond
 anticipation notes sold in anticipation of the
 issuance of long-term bonds in the future; (g) pre-
 refunded municipal bonds whose timely payment of
 interest and principal is ensured by an escrow of
 U.S. government obligations; and (h) general
 obligation bonds.

Repurchase Agreements: The purchase of a security and      1-3       Market
 the simultaneous commitment to return the security to              Leverage
 the seller at an agreed upon price on an agreed upon
 date. This is treated as a loan.

Restricted Securities: Securities not registered under     1-3      Liquidity
 the Securities Act of 1933, such as privately placed                Market
 commercial paper and Rule 144A securities.

Additional Information About the Funds' Investments


INSTRUMENT                                              FUND CODE   RISK TYPE
----------                                              ---------   ---------
Reverse Repurchase Agreement: The sale of a security       1-3       Market
 and the simultaneous commitment to buy the security                Leverage
 back at an agreed upon price on an agreed upon date.
 This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of        1,2       Market
 the Fund's total assets. In return the Fund will                   Leverage
 receive cash, other securities, and/or letters of                  Liquidity
 credit.                                                             Credit

Stripped Obligations: U.S. Treasury obligations and        1-3    Interest Rate
 their unmatured interest coupons that have been
 separated ("stripped") by their holder, typically a
 custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a         1,2      Liquidity
 bank in exchange for the deposit of funds.                          Credit
                                                                     Market

U.S. Government Agency Securities: Securities issued       1,2    Interest Rate
 by agencies and instrumentalities of the U.S.                       Credit
 government. These include Ginnie Mae, Fannie Mae, and
 Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,            1-3    Interest Rate
 separately traded registered interest and principal
 securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations        1-3       Credit
 with interest rates which are reset daily, weekly,                 Liquidity
 quarterly or some other period and which may be                     Market
 payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:             1-3       Market
 Purchase or contract to purchase securities at a                   Leverage
 fixed price for delivery at a future date. Under                   Liquidity
 normal market conditions, when-issued purchases and                 Credit
 forward commitments will not exceed 20% of the value
 of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar     1,2       Market
 denominated bonds issued by foreign corporations or                 Credit
 governments. Sovereign bonds are those issued by the             Interest Rate
 government of a foreign country. Supranational bonds
 are those issued by supranational entities, such as
 the World Bank and European Investment Bank. Canadian
 bonds are those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt         1-3       Credit
 obligations that pay no interest, but are issued at a               Market
 discount from their value at maturity. When held to                Interest
 maturity, their entire return equals the difference                  Rate
 between their issue price and their maturity value.

            Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

            Additional Information About the Funds' Investments

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.


Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

            Fund Management

Investment Advisor


Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds and is wholly owned by Fifth Third Bancorp.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management, including $5.9 billion of assets in the Fifth Third Funds.


The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:


                                            As a percentage of
                                            average net assets
--------------------------------------------------------------
Institutional Money Market Fund                    0.10%
--------------------------------------------------------------
Institutional Government Money Market Fund         0.25%
--------------------------------------------------------------
U.S. Treasury Money Market Fund                    0.25%
--------------------------------------------------------------


Fund Administration

Fifth Third Bank serves as administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                        of the next $1 billion
           0.17%                                       in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

            Shareholder Information


Purchasing and Selling Fund Shares

Pricing Fund Shares

The Funds' Net Asset Value (NAV) is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third Institutional Government Money Market Fund calculate their NAV at 2 p.m. All times are Cincinnati time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.


Purchasing and Adding to Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund--2 p.m.


Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information


For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.


For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investments
Amounts


                    The minimum initial investment in Institutional shares of the U.S. Treasury Money Market Fund is $1,000. Subsequent investments must be in amounts of at least $50.

            Shareholder Information

                    The minimum initial investment in Institutional shares of the Institutional Money Market Fund and Institutional Government Money Market Fund is $1,000,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.


                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                    The Funds may reject a purchase order for any reason.



                    For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.


Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

            Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your
Institutional
shares for
Institutional
shares of any
other Fifth Third
Fund. No
transaction fees
are charged for
exchanges. Be
sure to read the
Prospectus
carefully of any
Fund into which
you wish to
exchange shares.

                     To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.


                     Notes on Exchanges

                     To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

                     Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.



                  The exchange privilege may be changed or eliminated at
You must meet the    any time.
minimum
investment
requirements for
the Fund into
which you are
exchanging.
Exchanges from
one Fund to
another are
taxable for
investors subject
to federal or
state income
taxation.


                     The exchange privilege is available only in states where shares of the Funds may be sold.

                     All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Taxation

Federal Income Tax

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Fifth Third U.S. Treasury Money Market Fund, Fifth Third Institutional Money Market Fund, and Fifth Third Institutional Government Money Market Fund for the year ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Funds' report, which is available upon request. The information for periods ended prior to July 31, 2000 for the Fifth Third U.S. Treasury Money Market Fund has been audited by Ernst & Young LLP. The information for the Fifth Third Institutional Money Market Fund, and Fifth Third Institutional Government Money Market Fund for the periods ended December 31, 2000 and prior have been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

            Financial Highlights



                                Fifth Third Institutional Money Market Fund


                                     Institutional Shares



                                                                  Period Ended
                                                    Period Ended  December 31,
                                                      2001(1)       2000(2)
                                                    ------------  ------------
Per Share Data
Net asset value, beginning of period                  $ 1.000       $ 1.000
------------------------------------------------------------------------------
Increases in net assets resulting from operations:
 Net investment income                                  0.028         0.046
------------------------------------------------------------------------------
Less dividends to shareholders from:
 Net investment income                                 (0.028)       (0.046)
 Net Increase in net asset value                          --            --
------------------------------------------------------------------------------
Net asset value, end of the period                    $ 1.000       $ 1.000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total return                                             2.84%/\       4.71%/\
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of periods (000's)                    $71,778       $47,944
Ratio of expenses to average net assets                  0.22%/\/\     0.22%/\/\
Ratio of net investment income to average net
 assets                                                  4.78%/\/\     6.39%/\/\
Ratio of expenses to average net assets*                 0.68%/\/\     0.74%/\/\
------------------------------------------------------------------------------
------------------------------------------------------------------------------


 * During the period, certain fees were reduced. The ratios shown do not include these voluntary fee reductions.


/\  Not annualized.


/\/\ Annualized.


(1) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(2) The Fifth Third Institutional Money Market Fund, formerly the Lyon Street Institutional Money Market Fund, commenced operations on April 11, 2000.

            Financial Highlights



                     Fifth Third Institutional Government Money Market Fund


                               Institutional Shares



                                        Year Ended December 31,      Period Ended
                          Period Ended ----------------------------  December 31,
                            2001(1)      2000      1999      1998        1997(2)
                          ------------ --------  --------  --------  ------------
Per Share Data
Net asset value,
 beginning of period        $  1.000   $  1.000  $  1.000  $  1.000    $ 1.000
---------------------------------------------------------------------------------
Net investment income          0.027      0.059     0.047     0.051      0.031
---------------------------------------------------------------------------------
Less dividends from net
 investment income            (0.027)    (0.059)   (0.047)   (0.051)    (0.031)
Net change in net asset
 value                           --         --        --        --         --
---------------------------------------------------------------------------------
Net asset value, end of
 the period                 $  1.000   $  1.000  $  1.000  $  1.000    $ 1.000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total return                    2.71%      6.03%     4.81%     5.17%      3.10%/\/\
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 periods (000's)            $410,278   $309,711  $215,401  $166,922    $94,624
Ratio of expenses to
 average net assets             0.40%      0.39%     0.37%     0.38%      0.35%/\
Ratio of net investment
 income to average net
 assets                         4.56%      5.92%     4.73%     5.03%      5.23%/\
Ratio of expenses to
 average net assets*            0.63%      0.63%     0.65%     0.69%      0.69%/\
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


/\  Annualized.


/\/\Not Annualized.


(1) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


(2) The Institutional Shares of the Institutional Government Money Market Fund, formerly the Kent Government Money Market Fund, commenced operations on June 2, 1997.

            Financial Highlights



                                Fifth Third U.S. Treasury Money Market Fund


                                    Institutional Shares



                                          Year Ended July 31,
                             --------------------------------------------------
                                2001       2000      1999      1998      1997
                             ----------  --------  --------  --------  --------
Per Share Data
Net asset value, beginning
 of period                   $     1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             0.05      0.06      0.05      0.05      0.05
--------------------------------------------------------------------------------
 Total from investment
  operations                       0.05      0.06      0.05      0.05      0.05
--------------------------------------------------------------------------------
Less distributions:
 Distributions to
  shareholders from net
  investment income               (0.05)    (0.06)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
 Total distributions              (0.05)    (0.06)    (0.05)    (0.05)    (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net asset value, end of
 period                      $     1.00  $   1.00  $   1.00  $   1.00  $   1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total return                       5.30%     5.40%     4.68%     5.31%     5.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratios to Average Net
 Assets:
 Net expenses                      0.39%     0.38%     0.38%     0.38%     0.42%
 Net investment income             5.08%     5.26%     4.57%     5.19%     5.00%
 Expense
  waiver/reimbursement (a)         0.25%     0.24%     0.24%     0.24%     0.17%
--------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  ($000)                     $1,058,407  $871,657  $856,286  $876,089  $539,087
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


(a) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

Addresses
-----------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                   Fifth Third Funds
Institutional Money Market Mutual Funds                             3435 Stelzer Road
Institutional Shares                                                Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------------------------------

Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------
Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

-----------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies.It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
                                    -----------------
--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C.20549-0102 or calling 1-202-942-8090, or by electronic request,by e-mailing the Commission at the following address:
   publicinfo@sec.gov.

 .  At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]

IMM-IGM-01 10/01                    Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]

Fifth Third Funds

Ohio Tax Exempt Money Market Mutual Fund

Investment A Shares

[GRAPHIC]
----------------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

          Fifth Third Funds

          Ohio Tax Exempt Money Market Mutual Fund

          Investment A Shares                           Table of Contents

Overview

This section provides important information about the Ohio Tax Exempt Money Market Fund (the "Fund"), including:

 . the investment objective

 . principal investment strategies

 . principle risks, and

 . volatility and performance information

The fund is managed by Fifth Third Asset Management Inc.

There is no guarantee that the Fund will achieve its objective. This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

Objectives, Strategies and Risks
---------------------------------------------------------------------
Ohio Tax Exempt Money Market Mutual Fund                                     2

Shareholder Fees and Expenses
---------------------------------------------------------------------

Fee Tables                                                                  65

Expense Examples                                                            72
Additional Information About the
Fund's Investments
---------------------------------------------------------------------
                                                                            78
Fund Management
---------------------------------------------------------------------
Investment Advisors and Subadvisor                                          87
Portfolio Managers                                                          89
Fund Administration                                                         91
Shareholder Information
---------------------------------------------------------------------
Purchasing And Selling Fund Shares                                          93
Purchasing And Adding To Your Shares                                        93
Selling Your Shares                                                         95
Exchanging Your Shares                                                      96
Distribution Arrangements/Sales Charges for Market Funds                    97
Dividends And Capital Gains                                                101
Taxation                                                                   102
Financial Highlights
---------------------------------------------------------------------
                                                                           104

 Fifth Third Ohio Tax Exempt Money Market Fund

Fundamental Objective

                                       Current income, exempt from federal
                                       income tax and the personal income tax
                                       imposed by the State of Ohio and Ohio
                                       municipalities, while maintaining
                                       liquidity and stability of principal.


Principal Investment Strategies

                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable
                                       $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                       The Fund invests at least 95% of its
                                       total assets in high-quality securities
                                       called "first tier" securities, which
                                       generally are securities that, at the
                                       time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager

                                       Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       Ohio municipal securities, the income
                                       from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities. Ohio municipal securities include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                                         .  general obligation bonds where
                                            principal and interest are paid from
                                            general tax revenues received by the
                                            issuer;

                                         .  revenue bonds, where principal and
                                            interest are paid only from the
                                            revenues received from one or more
                                            public projects or special excise
                                            taxes. These bonds tend to be issued
                                            in connection with the financing of
                                            infrastructure projects, such as
                                            toll roads and housing projects, and
                                            they are not general obligations of
                                            the issuer;

                                         .  industrial development bonds, where
                                            principal and interest are paid only
                                            from revenues received from
                                            privately-operated facilities.
                                            Generally, these bonds are issued in
                                            the name of a public finance
                                            authority to finance infrastructure
                                            to be used by a private entity.
                                            However, they are general
                                            obligations of the private entity,
                                            not the issuer.

                                       The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard &
                                       Poor's and Moody's in their


                                       second highest short-term major rating
                                       categories, or unrated securities that
                                       are considered equivalent by the Fund's
                                       investment manager.


Principal Investment Risks


An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.



                                      The Fund's principal risks are those risks
                                      that could affect the overall yield of the
                                      Fund and thus, the return on your
                                      investment. The Fund's principal risks
                                      include net asset value and tax risk. Net
                                      asset value risk involves the possibility that
                                      the Fund will be unable to meet its goal
                                      of a constant $1.00 per share. Tax risk
                                      involves the possibility that the issuer
                                      of securities will fail to comply with
                                      certain requirements of the Internal
                                      Revenue Code, which would create adverse tax
                                      consequences.They include factors that
                                      cause short-term interest rates to
                                      decline, such as a weak economy, strong
                                      equity markets and changes by the Federal
                                      Reserve in its monetary policies. Because
                                      the Fund's securities are issued by the
                                      State of Ohio and Ohio cities, towns and
                                      public authorities, the Fund's
                                      performance also may be affected by
                                      political and economic conditions at the
                                      state or local level. Those conditions
                                      may include state or city budgetary
                                      problems, declines in the tax base and,
                                      generally, any factor that may cause
                                      rating agencies to downgrade the credit
                                      ratings on state or municipal securities.
                                      Actual or proposed changes in tax rates,
                                      regulations or government-sponsored
                                      programs also could affect the yield on
                                      your investment. Economic activity in
                                      Ohio, as in may other states with a
                                      significant industrial base, tends to be
                                      more cyclical than in other states and in
                                      the nation as a whole.

                                      The Fund's ability to meet redemption
                                      obligations could be burdened by its
                                      investments in securities restricted as
                                      to resale. Restricted securities
                                      generally trade among institutional in
                                      markets that are not as developed or that do not function as efficiently as more established markets.

                                      The Fund is a non-diversified fund. As a result, the Fund could be significantly affected by the performance of a limited number of securities or the financial condition of a limited number of issuers.



Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Ohio Tax Exempt Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has yet been in operation for a full calendar year, the bar chart and table are not shown.

Shareholder Fees and Fund Expenses
Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment A Shares of the Ohio Tax Exempt Money Market Fund.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2000.




Shareholder Fees and Fund Expenses

Money Market Funds- Fee Table

                  Fifth Third Ohio
                  Tax Exempt Money
                   Market Fund


                        A

Maximum Sales         None
  Charge (Load)
  Imposed on
  Purchases
-----------------------------
Maximum Sales         None
  Charge (Load)
  Imposed on
  Reinvested
  Dividends
-----------------------------
Maximum               None
  Deferred Sales
  Load/1/
-----------------------------

  Annual Fund
  Operating
Expenses
 (as a
percentage of
average net
assets)
 Management
fees                  0.40%
-----------------------------
                      0.25%
Distribution/
Service (12b-1) fees
-----------------------------
Other expenses        ----/2/
-----------------------------

 Total Annual
Fund Operating
Expenses
-----------------------------
Fee Waiver            ____
and/or Expense
Reimbursements
Net Expenses          ____



/1/ 5% of the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.


/2/ During the last fiscal year BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Government Money Market Fund: ____% for Investment A shares and for the Ohio Tax Exempt Money Market Fund: ___% for Investment A shares. Therefore, Total Annual Fund Operating Expenses for Investment A shares after fee waivers were: ___% for the Government Money Market Fund and ___% for the Ohio Tax Exempt Money Market Fund. This waiver may be discontinued at any time.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds

--------------------------------------------------------------------------------------------------------
                                    Fifth Third Ohio Tax Exempt         1           3
                                    Money Market Fund                  Year        Years
--------------------------------------------------------------------------------------------------------
                                    Investment A Shares
--------------------------------------------------------------------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                   FUND CODE
---------                                   ---------
Ohio Tax Exempt Money Market Mutual Fund        1
INSTRUMENT                                  FUND CODE      RISK TYPE
----------                                  ---------      ---------

Asset-Backed Securities: Securities             1          Pre-payment
 secured by company receivables, home                      Market
 equity loans, truck and auto loans,                       Credit
 leases, credit card receivables and                       Interest Rate
 other securities backed by other                          Regulatory
 types of receivables or other assets.                     Liquidity

Additional Information About the Funds' Investments

INSTRUMENT                                     FUND CODE           RISK TYPE
----------                                     ---------           ---------
Bankers' Acceptances: Bills of exchange           1                 Credit
 or time drafts drawn on and accepted by                           Liquidity
 a commercial bank. Maturities are                                  Market
 generally six months or less.                                   Interest Rate

Certificates of Deposit: Negotiable               1                 Market
 instruments with a stated maturity.                                Credit
                                                                   Liquidity
                                                                 Interest Rate

Commercial Paper: Secured and unsecured           1                 Credit
 short-term promissory notes issued by                             Liquidity
 corporations and other entities.                                   Market
 Maturities generally vary from a few                            Interest Rate
 days to nine months.

Additional Information About the Funds' Investments

INSTRUMENT                                   FUND CODE           RISK TYPE
----------                                   ---------           ---------

Forward Commitments: A purchase of, or           1               Leverage
 contract to purchase, securities at a                           Liquidity
 fixed price for delivery at a future
 date.

Illiquid Securities: Securities which            1               Liquidity
 may be difficult to sell at an                                   Market
 acceptable price.

Investment Company Securities: Shares            1                Market
 of investment companies. These
 investment companies may include
 money market funds of Fifth Third
 Funds and shares of other registered
 investment companies for which the
 Advisor to a Fund or any of their
 affiliates serves as investment
 Advisor, administrator or
 distributor.

Additional Information About the Funds' Investments

INSTRUMENT                                      FUND CODE           RISK TYPE
----------                                      ---------           ---------

Money Market Instruments: Investment-               1                Market
 grade, U.S. dollar denominated debt                                 Credit
 securities that have remaining
 maturities of one year or less. These
 securities may include U.S. government
 obligations, commercial paper and other
 short-term corporate obligations,
 repurchase agreements collateralized
 with U.S. government securities,
 certificates of deposit, bankers'
 acceptances, and other financial
 institution obligations. These
 securities may carry fixed or variable
 interest rates.

Mortgage-Backed Securities: Debt                     1             Pre-payment
 obligations secured by real estate loans                            Market
 and pools of loans. These include                                   Credit
 collateralized mortgage obligations and                           Regulatory
 real estate mortgage investment
 conduits.

Mortgage Dollar Rolls: Transactions in               1               Market
 which a Fund sells securities and                                 Regulatory
 simultaneously contracts with the same                            Pre-Payment
 counterparty to repurchase similar but
 not identical securities on a specified
 future date.

Additional Information About the Funds' Investments

INSTRUMENT                                      FUND CODE           RISK TYPE
----------                                      ---------           ---------
Municipal Securities: Securities issued             1                Market
 by a state or political subdivision to                              Credit
 obtain funds for various public                                    Political
 purposes. Municipal securities include                                Tax
 (a) governmental lease certificates of                            Regulatory
 participation issued by state or
 municipal authorities where payment is
 secured by installment payments for
 equipment, buildings, or other
 facilities being leased by the state or
 municipality; (b) government lease
 certificates purchased by the Fund will
 not contain nonappropriation clauses;
 (c) municipal notes and tax-exempt
 commercial paper; (d) serial bonds; (e)
 tax anticipation notes sold to finance
 working capital needs of municipalities
 in anticipation of receiving taxes at a
 later date; (f) bond anticipation notes
 sold in anticipation of the issuance of
 long-term bonds in the future; (g) pre-
 refunded municipal bonds whose timely
 payment of interest and principal is
 ensured by an escrow of U.S. government
 obligations; and (h) general obligation
 bonds.

Repurchase Agreements: The purchase of a            1                Market
 security and the simultaneous commitment                           Leverage
 to return the security to the seller at
 an agreed upon price on an agreed upon
 date. This is treated as a loan.

Restricted Securities: Securities not               1               Liquidity
 registered under the Securities Act of                              Market
 1933, such as privately placed
 commercial paper and Rule 144A
 securities.

Reverse Repurchase Agreements: The sale             1                Market
 of a security and the simultaneous                                 Leverage
 commitment to buy the security back at
 an agreed upon price on an agreed upon
 date. This is treated as a borrowing by
 a Fund.

Securities Lending: The lending of up to            1                Market
 33 1/3% of the Fund's total assets. In                             Leverage
 return the Fund will receive cash, other                           Liquidity
 securities, and/or letters of credit.                               Credit

Additional Information About the Funds' Investments

INSTRUMENT                                      FUND CODE           RISK TYPE
----------                                      ---------           ---------
Standard & Poor's Depository Receipts               1                Market
 ("SPDRs"): Ownership in a long-term unit
 investment trust that holds a portfolio
 of common stocks designed to track the
 price performance and dividend yield of
 an index, such as the S&P 500 Index.
 Index-based securities entitle a holder
 to receive proportionate quarterly cash
 distributions corresponding to the
 dividends that accrue to the index
 stocks in the underlying portfolio, less
 trust expenses.

Stripped Obligations: U.S. Treasury                 1             Interest Rate
 Obligations and their unmatured interest
 coupons that have been separated
 ("stripped") by their holder, typically
 a custodian bank or other institution.

Time Deposits: Non-negotiable receipts              1               Liquidity
 issued by a bank in exchange for the                                Credit
 deposit of funds.                                                   Market

U.S. Government Agency Securities:                  1             Interest Rate
 Securities issued by agencies and                                   Credit
 instrumentalities of the U.S.
 government. These include Ginnie Mae,
 Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes,            1             Interest Rate
 bonds, separately traded registered
 interest and principal securities, and
 coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:             1                Credit
 Obligations with interest rates which                              Liquidity
 are reset daily, weekly, quarterly or                               Market
 some other period and which may be
 payable to the Fund on demand.

Additional Information About the Funds' Investments

INSTRUMENT                                   FUND CODE           RISK TYPE
----------                                   ---------           ---------
When-Issued and Delayed Delivery                 1                Market
 Transactions: Purchase or contract to                           Leverage
 purchase securities at a fixed price                            Liquidity
 for delivery at a future date. Under                             Credit
 normal market conditions, when-issued
 purchases and forward commitments
 will not exceed 20% of the value of a
 Fund's total assets.

Yankee Bonds and Similar Debt                    1                Market
 Obligations: U.S. dollar denominated                             Credit
 bonds issued by foreign corporations                          Interest Rate
 or governments. Sovereign bonds are                             Political
 those issued by the government of a                        Foreign Investment
 foreign country. Supranational bonds
 are those issued by supranational
 entities, such as the World Bank and
 European Investment Bank. Canadian
 bonds are those issued by Canadian
 provinces.

Zero-Coupon Debt Obligations: Bonds              1                Credit
 and other debt obligations that pay                              Market
 no interest, but are issued at a                              Interest Rate
 discount from their value at
 maturity. When held to maturity,
 their entire return equals the
 difference between their issue price
 and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more

Additional Information About the Funds' Investments

sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are

Additional Information About the Funds' Investments

pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management
Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund. The advisor is wholly-owned by Fifth Third Bancorp.


Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management, including $5.9 billion of assets in the Fifth Third Funds.

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                               As a percentage of
                               Average net assets
-------------------------------------------------
Ohio Tax Exempt Money Market Fund
-------------------------------------------------

Fund Administration

Fifth Third Bank serves as administrator of the Fund. The administrator generally assists in all aspects of the Fund administration and operation, including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

   Maximum
Administrative  Average Aggregate Daily
     Fee        Net Assets of the Trust
--------------  -----------------------
  0.20%         of the first $1 billion
  0.18%          of the next $1 billion
  0.17%         in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Fund Management

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds.

Shareholder Information



Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Fund must be received by the Fund or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's
NAV: Fifth Third Ohio Tax Exempt Money Market Fund--12 noon.


You may purchase Investment A shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details.

Shareholder Information

Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts   The minimum initial investment in Investment A shares
                     of the Fund offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The Fund reserves the right to waive the minimum initial investment.


                     All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                     For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

                     The Fund may reject a purchase order for any reason.


Systematic           You may make monthly systematic investments in Investment
Investment Program   A shares of the Fund from your bank account. There is no
                     minimum amount required for initial amounts invested into the Fund. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.

            Shareholder Information
Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information
Exchanging Your
Shares

You may exchange     If exchanging shares through Fifth Third Securities, Inc.
your Fund shares     or your financial institution, ask it for exchange
for the same         procedures or call 1-800-282-5706.
class of shares
of any other         Notes on exchanges
Fifth Third Fund.    To prevent disruption in the management of the Funds,
No transaction       market timing strategies and frequent exchange activity
fees are charged     may be limited by the Funds. Although not anticipated,
for exchanges. Be    the Funds may reject exchanges, or change or terminate
sure to read the     rights to exchange shares at any time.
Prospectus
carefully of any     When exchanging from a Fund that has no sales charge or a
Fund into which      lower sales charge to a Fund with a higher sales charge,
you wish to          you will pay the difference.+
exchange shares.
                     Shares of the new Fund must be held in the same account
You must meet the    name, with the same registration and tax identification
minimum              numbers, as the shares of the old Fund.
investment
requirements for     The Exchange Privilege may be changed or eliminated at
the Fund into        any time.
which you are
exchanging.          The Exchange Privilege is available only in states where
Exchanges from       shares of the Funds may be sold.
one Fund to
another are          All exchanges are based on the relative net asset value
taxable for          next determined after the exchange order is received by
investors subject    the Funds.
to federal or
state income
taxation.



+ Fifth Third has agreed to waive the sales load for former Kent shareholders.

Shareholder Information


                  This section describes the sales charges and fees you
Distribution         will pay as an investor in different share classes
Arrangements/        offered by the Funds and ways to qualify for reduced
Sales Charges for    sales charges.
Ohio Tax Exempt
Money Market
Fund



                                        Investment A
                  Distribution/         Subject to
                   Service (12b-1) Fee  annual
                                        distribution
                                        and
                                        shareholder
                                        servicing
                                        fees of up
                                        to 0.25% of
                                        the Fund's
                                        assets.

                  Fund Expenses         Lower annual
                                        expenses
                                        than
                                        Investment B
                                        and C
                                        shares.
                  Conversion            None





            Shareholder Information

                     The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

Reinstatement        If you have sold Investment A shares and decide to reinvest
Privilege            in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distribution/Service 12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees for     and investment representatives for services and expenses
All Funds            related to the sale and distribution of the Fund's shares
                     and/or for providing shareholder services.

                     In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                     12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                     12b-1 fees may cost you more than paying other types of sales charges.

                     The 12b-1 fees vary by share class as follows:

                     . Investment A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

 Shareholder Information

                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dividends And        All dividends and capital gains will be automatically
Capital Gains        reinvested unless you request otherwise. You can receive
                     them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                     Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                     Dividends, if any, are declared daily and paid monthly by the Fifth Third Ohio Tax Exempt Money Market Fund.

            Shareholder Information

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for Fifth Third Ohio Tax Exempt Money Market Fund ("Municipal Securities Fund")

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

            Shareholder Information

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Ohio Tax Exempt Money Market Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

            Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Financial highlights for the Fifth Third Ohio Tax Exempt Money Market Fund are not presented because the Fund had not commenced operations as of October 29, 2001.

Addresses
-----------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                   Fifth Third Funds
Ohio Tax Exempt Money Market Mutual Fund                              3435 Stelzer Road
Investment A Shares                                                 Columbus, Ohio 43219


-----------------------------------------------------------------------------------------------------------------
Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------------------------------

Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-----------------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-----------------------------------------------------------------------------------------------------------------

Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

-----------------------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

  You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*

--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address:
  publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

ABC-AII-01 (10/01)                     Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]


Fifth Third Funds
Ohio Tax Exempt Money Market Mutual Fund
Institutional Shares


Working hard to build your wealth!

----------
Prospectus
October 29, 2001

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds
Ohio Tax Exempt Money Market Mutual Fund
Institutional Shares

Overview


This section provides important information about Ohio Tax Exempt Money Market Fund (the "Fund"), including:


 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information


The Fund is managed by Fifth Third Asset Management Inc.


                               Table of Contents


This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:



Objectives, Strategies and Risks
--------------------------------------------------------
Ohio Tax Exempt Money Market Fund
Shareholder Fees and Fund Expenses                     2
--------------------------------------------------------
Fee Tables                                            12
Expense Examples

Additional Information About the Funds' Investments   14
--------------------------------------------------------

Fund Management                                       15
--------------------------------------------------------
Investment Advisor
Fund Administration                                   20

Shareholder Information                               20
--------------------------------------------------------
Purchasing and Selling Fund Shares                    21
Purchasing and Adding to Your Shares                  21
Shareholder Contact Information                       21
Selling Your Shares                                   22
Exchanging Your Shares                                23
Dividends and Capital Gains                           23
Taxation                                              23

Financial Highlights
--------------------------------------------------------

Back Cover                                            25
--------------------------------------------------------
Where to learn more about Fifth Third Funds

Fifth Third Ohio Tax Exempt Money Market Fund


Fundamental Objective
                                       Current income, exempt from federal
                                       income tax and the personal income tax
                                       imposed by the State of Ohio and Ohio
                                       municipalities, while maintaining
                                       liquidity and stability of principal.

Principal Investment Strategies
                                       The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


                                       The Fund invests at least 95% of its
                                       total assets in high-quality securities
                                       called "first tier" securities, which
                                       generally are securities that, at the
                                       time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager

                                       Under normal circumstances, the Fund
                                       invests at least 80% of its assets in
                                       Ohio municipal securities, the income
                                       from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities. Ohio municipal securities include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

                                         . general obligation bonds where
                                           principal and interest are paid from
                                           general tax revenues received by the
                                           issuer;

                                         . revenue bonds, where principal and
                                           interest are paid only from the
                                           revenues received from one or more
                                           public projects or special excise
                                           taxes. These bonds tend to be issued
                                           in connection with the financing of
                                           infrastructure projects, such as toll
                                           roads and housing projects, and they
                                           are not general obligations of the
                                           issuer;

                                         . industrial development bonds, where
                                           principal and interest are paid only
                                           from revenues received from
                                           privately-operated facilities.
                                           Generally, these bonds are issued in
                                           the name of a public finance
                                           authority to finance infrastructure
                                           to be used by a private entity.
                                           However, they are general obligations
                                           of the private entity, not the
                                           issuer.

                                       The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Principal Investment Risks


  An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


                                       The Fund's principal risks are those
                                       risks that could affect the overall yield of the Fund and thus, the return on your investment. The Fund's principal risks included net asset value risk and tax risk. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences. They include factors that cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies. Because the Fund's securities are issued by the State of Ohio and Ohio cities, towns and public authorities, the Fund's performance also may be affected by political and economic conditions at the state or local level. Those conditions may include state or city budgetary problems, declines in the tax base and, generally, any factor that may cause rating agencies to downgrade the credit ratings on state or municipal securities. Actual or proposed changes in tax rates, regulations or government-sponsored programs also could affect the yield on your investment. Economic activity in Ohio, as in may other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole. The Fund's ability to meet redemption obligations could be burdened by its investments in securities restricted as to resale. Restricted securities generally trade among institutional in markets that are not as developed or that do not function as efficiently as more established markets. The Fund is a non-diversified fund. As a result, the Fund could be significantly affected by the performance of a limited number of securities or the financial condition of a limited number of issuers.

Volatility and Performance Information

This section would normally include a bar chart and a table showing how the Ohio Tax Exempt Money Market Fund has performed and how its performance has varied from year to year. Because the Fund has not yet been in operation for a full calendar year, the bar chart and table are not shown at this time.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.

 Shareholder Fees                   Money Market Funds--Fee Table
                                    -----------------------------


                                                                               Fifth Third
                                                                             Ohio Tax Exempt
                                                                              Money Market
                                                                                 Fund

 Maximum Sales Charge (Load) Imposed on
 Purchases                                                                                 None
------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                                                                      None
------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Load                                                               None
------------------------------------------------------------------------------------------------

 Annual Fund Operating Expenses
 (as a percentage of average
 net assets)

 Management fees                                                                          0.40%
------------------------------------------------------------------------------------------------
 Distribution (12b-1) fees                                                                 None
------------------------------------------------------------------------------------------------
 Other expenses                                                                            %/1/
------------------------------------------------------------------------------------------------
 Total Annual Fund
 Operating Expenses                                                                           %
------------------------------------------------------------------------------------------------
  Fee Waiver and/or Expense                                                                   %
  Reimbursement
------------------------------------------------------------------------------------------------
Net Expenses                                                                                  %
------------------------------------------------------------------------------------------------

/1/ Other expenses are based on estimated amounts for the current fiscal year.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


Money Market Funds

             Fifth Third
             Ohio Tax Exempt       1      3
             Money Market Fund    Year  Years
             --------------------------------------------
             Institutional Shares  $    $
             --------------------------------------------

Additional Information About the Funds' Investments

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.


FUND NAME                                              FUND CODE
---------                                              ----------
Ohio Tax Exempt Money Market Fund..................      1


INSTRUMENT                                             FUND CODE    RISK TYPE
----------                                             ----------   ---------
Asset-Backed Securities: Securities secured by             1       Pre-payment
 company receivables, home equity loans, truck and                   Market
 auto loans, leases, credit card receivables and                     Credit
 other securities backed by other types of                        Interest Rate
 receivables or other assets.                                      Regulatory
                                                                    Liquidity

Bankers' Acceptances: Bills of exchange or time            1         Credit
 drafts drawn on and accepted by a commercial bank.                 Liquidity
 Maturities are generally six months or less.                        Market
                                                                  Interest Rate

Bonds: Interest-bearing or discounted securities that      1         Market
 obligate the issuer to pay the bondholder a                         Credit
 specified sum of money, usually at specific                      Interest Rate
 intervals, and to repay the principal amount of the                Liquidity
 loan at maturity.

Certificates of Deposit: Negotiable instruments with       1         Market
 a stated maturity.                                                  Credit
                                                                    Liquidity
                                                                  Interest Rate

Commercial Paper: Secured and unsecured short-term         1         Credit
 promissory notes issued by corporations and other                  Liquidity
 entities. Maturities generally vary from a few days                 Market
 to nine months.                                                  Interest Rate

Additional Information About the Funds' Investments

INSTRUMENT                                             FUND CODE    RISK TYPE
----------                                             ----------   ---------
Forward Commitments: A purchase of, or contract to         1
 purchase, securities at a fixed price for delivery                 Leverage
 at a future date.                                                  Liquidity

Illiquid Securities: Securities which may be               1        Liquidity
 difficult to sell at an acceptable price.                           Market

Investment Company Securities: Shares of investment        1         Market
 companies. These investment companies may include
 money market funds of Fifth Third Funds and shares
 of other registered investment companies for which
 the Adviser to a Fund or any of their affiliates
 serves as investment adviser, administrator or
 distributor.

Money Market Instruments: Investment-grade, U.S.           1         Market
 dollar denominated debt securities that have                        Credit
 remaining maturities of one year or less. These
 securities may include U.S. government obligations,
 commercial paper and other short-term corporate
 obligations, repurchase agreements collateralized
 with U.S. government securities, certificates of
 deposit, bankers' acceptances, and other financial
 institution obligations. These securities may carry
 fixed or variable interest rates.

Municipal Securities: Securities issued by a state or      1         Market
 political subdivision to obtain funds for various                   Credit
 public purposes. Municipal securities include (a)                  Political
 governmental lease certificates of participation                      Tax
 issued by state or municipal authorities where                    Regulatory
 payment is secured by installment payments for
 equipment, buildings, or other facilities being
 leased by the state or municipality; (b) government
 lease certificates purchased by the Fund will not
 contain nonappropriation clauses; (c) municipal
 notes and tax-exempt commercial paper; (d) serial
 bonds; (e) tax anticipation notes sold to finance
 working capital needs of municipalities in
 anticipation of receiving taxes at a later date; (f)
 bond anticipation notes sold in anticipation of the
 issuance of long-term bonds in the future; (g) pre-
 refunded municipal bonds whose timely payment of
 interest and principal is ensured by an escrow of
 U.S. government obligations; and (h) general
 obligation bonds.

Additional Information About the Funds' Investments

INSTRUMENT                                             FUND CODE    RISK TYPE
----------                                             ----------   ---------
Repurchase Agreements: The purchase of a security and      1         Market
 the simultaneous commitment to return the security                 Leverage
 to the seller at an agreed upon price on an agreed
 upon date. This is treated as a loan.

Restricted Securities: Securities not registered           1        Liquidity
 under the Securities Act of 1933, such as privately                 Market
 placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreement: The sale of a security       1         Market
 and the simultaneous commitment to buy the security                Leverage
 back at an agreed upon price on an agreed upon date.
 This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of        1         Market
 the Fund's total assets. In return the Fund will                   Leverage
 receive cash, other securities, and/or letters of                  Liquidity
 credit.                                                             Credit

Stripped Obligations: U.S. Treasury obligations and        1      Interest Rate
 their unmatured interest coupons that have been
 separated ("stripped") by their holder, typically a
 custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a         1        Liquidity
 bank in exchange for the deposit of funds.                          Credit
                                                                     Market

U.S. Government Agency Securities: Securities issued       1      Interest Rate
 by agencies and instrumentalities of the U.S.                       Credit
 government. These include Ginnie Mae, Fannie Mae,
 and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,            1      Interest Rate
 separately traded registered interest and principal
 securities, and coupons under bank entry
 safekeeping.

Variable and Floating Rate Instruments: Obligations        1         Credit
 with interest rates which are reset daily, weekly,                 Liquidity
 quarterly or some other period and which may be                     Market
 payable to the Fund on demand.

When-Issued and Delayed Delivery Transactions:             1         Market
 Purchase or contract to purchase securities at a                   Leverage
 fixed price for delivery at a future date. Under                   Liquidity
 normal market conditions, when-issued purchases and                 Credit
 forward commitments will not exceed 20% of the value
 of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S.            1         Market
 dollar denominated bonds issued by foreign                          Credit
 corporations or governments. Sovereign bonds are                 Interest Rate
 those issued by the government of a foreign country.
 Supranational bonds are those issued by
 supranational entities, such as the World Bank and
 European Investment Bank. Canadian bonds are those
 issued by Canadian provinces.

Additional Information About the Funds' Investments

INSTRUMENT                                              FUND CODE RISK TYPE
----------                                              --------- ---------
Zero-Coupon Debt Obligations: Bonds and other debt           1     Credit
 obligations that pay no interest, but are issued at a             Market
 discount from their value at maturity. When held to              Interest
 maturity, their entire return equals the difference                Rate
 between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Additional Information About the Funds' Investments

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and is wholly owned by Fifth Third Bancorp.

As of September 30, 2001, Fifth Third Asset Management Inc. had approximately $22.2 billion of assets under management including $5.9 billion of assets in the Fifth Third Funds.

The management fees, after voluntary fee waivers, paid by the Fund for the fiscal year ended July 31, 2001 are as follows:

                                      As a percentage of
                                      average net assets
--------------------------------------------------------
Ohio Tax Exempt Money Market Fund
--------------------------------------------------------

Fund Administration

Fifth Third Bank serves as administrator of the Fund. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Fifth Third Bank provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                        of the next $1 billion
           0.17%                                       in excess of $2 billion

Fifth Third Bank may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with Fifth Third Bank, BISYS Fund Services Limited Partnership ("BISYS") performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Fund.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.


The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.


Purchasing and Adding to Your Shares


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Ohio Tax Exempt Money Market Fund must be received by the Fund or its transfer agent on the following schedule (Cincinnati time) in order to receive that day's NAV: Fifth Third Ohio Tax Exempt Money Market Fund-- 12 noon.



Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


Shareholder Contact Information

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative or financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

Investment          The minimum initial investment in Institutional shares of
Amounts             the Fund offered by this Prospectus is $1,000. Subsequent
                    investments must be in

Shareholder Information

                    amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Fund reserves the right to waive the minimum investment.


                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks.

                    For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

                    The Fund may reject a purchase order for any reason.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.


The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your
Institutional
shares for
Institutional        To exchange your shares, call the institution through
shares of any        which you purchased your shares for exchange procedures
other Fifth Third    or call 1-800-282-5706.
Fund. No
transaction fees     Notes on Exchanges
are charged for
exchanges. Be        To prevent disruption in the management of the Fund,
sure to read the     market timing strategies and frequent exchange activity
Prospectus           may be limited by the Funds. Although not anticipated,
carefully of any     the Funds may reject exchanges, or change or terminate
Fund into which      rights to exchange shares at any time.
you wish to
exchange shares.     Shares of the new Fund must be held under the same
                     account name, with the same registration and tax
You must meet the    identification numbers, as shares of the old Fund.
minimum
investment           The exchange privilege may be changed or eliminated at
requirements for     any time.
the Fund into
which you are        The exchange privilege is available only in states where
exchanging.          shares of the Funds may be sold.
Exchanges from
one Fund to          All exchanges are based on the relative net asset value
another are          next determined after the exchange order is received by
taxable for          the Funds.
investors subject
to federal or
state income
taxation.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.

Taxation

Federal Income Tax

Taxation of Distributions

The Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for Ohio Tax Exempt Money Market Fund.
("Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

Shareholder Information

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


Financial highlights for the Fifth Third Ohio Tax Exempt Money Market Fund are not presented because the Fund had not commenced operations as of October 29, 2001.

Addresses
-------------------------------------------------------------------------------------------------------------

Fifth Third Funds                                                   Fifth Third Funds
Money Market Mutual Funds                                           3435 Stelzer Road
Institutional Shares                                                Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Investment Advisor                                                  Fifth Third Asset Management Inc.
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------

Distributor                                                         Fifth Third Funds Distributor, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
   and Administrator                                                Fifth Third Bank
                                                                    38 Fountain Square Plaza
                                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                           BISYS Fund Services Limited Partnership
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                                  BISYS Fund Services Ohio, Inc.
                                                                    3435 Stelzer Road
                                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------------------------

Independent Auditors                                                Arthur Andersen LLP
                                                                    720 E. Pete Rose Way
                                                                    Suite 400
                                                                    Cincinnati, Ohio 45202

-------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies.It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
                                    -----------------
--------------------------------------------------------------------------------
               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.You can get copies:
 .    For a fee, by writing the Public Reference Section of the Commission,
     Washington, D.C.20549-0102 or calling 1-202-942-8090, or by electronic request,by e-mailing the Commission at the following address: publicinfo@sec.gov.
 .    At no charge from the Commission's Website at http://www.sec.gov.


                          [LOGO OF FIFTH THIRD FUNDS]


MM-I-01   10/01                        Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS
                       (formerly Fountain Square Funds)

                 Combined Statement of Additional Information
                               October 29, 2001

     This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated October 29, 2001:


 .  Fifth Third Quality Growth Fund
 .  Fifth Third Equity Income Fund
 .  Fifth Third Pinnacle Fund
 .  Fifth Third Balanced Fund
 .  Fifth Third Mid Cap Fund
 .  Fifth Third International Equity Fund
 .  Fifth Third Intermediate Bond Fund
 .  Fifth Third Bond Fund
 .  Fifth Third U.S. Government Bond Fund
 .  Fifth Third Intermediate Municipal Bond Fund
 .  Fifth Third Ohio Municipal Bond Fund
 .  Fifth Third Technology Fund
 .  Fifth Third Government Money Market Fund
 .  Fifth Third Prime Money Market Fund
 .  Fifth Third Municipal Money Market Fund
 .  Fifth Third Ohio Tax Exempt Money Market Fund
 .  Fifth Third U.S. Treasury Money Market Fund
 .  Fifth Third Multi Cap Value Fund
 .  Fifth Third Micro Cap Value Fund
 .  Fifth Third Strategic Income Fund
 .  Fifth Third Worldwide Fund
 .  Fifth Third Institutional Government Money Market Fund
 .  Fifth Third Institutional Money Market Fund
 .  Fifth Third Michigan Municipal Money Market Fund
 .  Fifth Third International GDP Fund
 .  Fifth Third Small Cap Growth Fund
 .  Fifth Third Large Cap Growth Fund
 .  Fifth Third Equity Index Fund
 .  Fifth Third Large Cap Value Fund
 .  Fifth Third Short Term Bond Fund
 .  Fifth Third Michigan Municipal Bond Fund
 .  Fifth Third Municipal Bond Fund



This Statement of Additional Information is incorporated in its entirety into the Prospectuses. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(888) 799-5353.  This SAI is not a prospectus.

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263

GENERAL INFORMATION ABOUT THE TRUST........................................    1

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS............................    4

 Investment Objectives.....................................................    4
 Investment Limitations....................................................    4
 Fundamental Limitations - Stock and Bond Funds............................    4
 Non-Fundamental Limitations - Stock and Bond Funds........................    6
 Fundamental Limitations - Money Market Funds..............................    8
 Non-Fundamental Limitations - Money Market Funds..........................   10
 Additional Non-Fundamental Policies for the Funds Requiring Shareholder
  Notice...................................................................   10

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES..   11

 Types of Investments......................................................   11
 Portfolio Turnover........................................................   23
 Investment Risks (Michigan Municipal Money Market Fund and Michigan
 Municipal Bond Fund) .....................................................   24
 Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt
 Money Market Fund)........................................................   27

FIFTH THIRD FUNDS MANAGEMENT...............................................   27

 Officers and Trustees.....................................................   27
 Trust Ownership...........................................................   28
 Trustees' Compensation....................................................   28
 Trustee Liability.........................................................   41
 Codes of Ethics...........................................................   41

INVESTMENT ADVISORY SERVICES...............................................   42

 Investment Advisors to the Trust..........................................   42
 Advisory Fees.............................................................   42
 Administrative Services...................................................   44
 Custody of Fund Assets....................................................   46
 Transfer Agent and Dividend Disbursing Agent..............................   46
 Legal Counsel.............................................................   47

BROKERAGE TRANSACTIONS.....................................................   48

PURCHASING SHARES..........................................................   50

 Distribution Plan and Administrative Services Agreement (Investment C
 Shares Only)..............................................................   50
 Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund
 Shares....................................................................   51
 Conversion of Investment B Shares to Investment A Shares..................   51
 Conversion to Federal Funds...............................................   51
 Exchanging Securities for Fund Shares.....................................   51
 Payments to Dealers.......................................................   51

REDEEMING SHARES...........................................................   52

 Redemption in Kind........................................................   52
 Postponement of Redemptions...............................................   52

DETERMINING NET ASSET VALUE................................................   52

 Determining Market Value of Securities....................................   53
 Valuing Municipal Bonds...................................................   53
 Use of Amortized Cost.....................................................   53
 Monitoring Procedures.....................................................   53
 Investment Restrictions...................................................   53

 Trading in Foreign Securities........................................................................   54

TAX STATUS............................................................................................   54

 Qualification as a Regulated Investment Company......................................................   54
 Distributions........................................................................................   55
 Selling Shares.......................................................................................   58
 Borrowing............................................................................................
 Hedging..............................................................................................   58
 Discount Securities..................................................................................   58
 Backup Withholding...................................................................................   59
 Additional Tax Information Concerning the Ohio Municipal Fund, the Intermediate Municipal Bond Fund
 and the Municipal Money Market Fund..................................................................
 Tax Information regarding the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third
 Michigan Municipal Bond Fund, and the Fifth Third Municipal Bond Fund................................
 Foreign Taxes........................................................................................

PERFORMANCE INFORMATION...............................................................................   60

PERFORMANCE COMPARISONS...............................................................................   62

FINANCIAL STATEMENTS..................................................................................   65

APPENDIX..............................................................................................   66

                      GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This prospectus relates to the following funds (collectively, the "Funds"):

The "Equity Funds":

      Fifth Third Quality Growth Fund
      Fifth Third Equity Income Fund
      Fifth Third Pinnacle Fund
      Fifth Third Balanced Fund
      Fifth Third Mid Cap Fund
      Fifth Third Technology Fund
      Fifth Third International Equity Fund
      Fifth Third Multi Cap Value Fund
      Fifth Third Micro Cap Value Fund
      Fifth Third Strategic Income Fund
      Fifth Third Worldwide Fund
      Fifth Third International GDP Fund
      Fifth Third Small Cap Growth Fund
      Fifth Third Large Cap Growth Fund
      Fifth Third Equity Index Fund
      Fifth Third Large Cap Value Fund

The "Bond Funds":

      Fifth Third Bond Fund
      Fifth Third Short Term Bond Fund
      Fifth Third Intermediate Bond Fund
      Fifth Third U.S. Government Bond Fund

The "Municipal Bond Funds":

      Fifth Third Municipal Bond Fund
      Fifth Third Intermediate Municipal Bond Fund
      Fifth Third Michigan Municipal Bond Fund
      Fifth Third Ohio Municipal Bond Fund

The "Money Market Funds":

      Fifth Third Government Money Market Fund
      Fifth Third Prime Money Market Fund
      Fifth Third Municipal Money Market Fund
      Fifth Third U.S. Treasury Money Market Fund
      Fifth Third Institutional Money Market Fund
      Fifth Third Institutional Government Money Market Fund
      Fifth Third Michigan Municipal Money Market Fund
      Fifth Third Ohio Tax Exempt Money Market Fund

Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:


-------------------------------------------------------------------------------------------------------------------------------
               Funds
-------------------------------------------------------------------------------------------------------------------------------
                                           Institutional   Advisor    Service   Investment    Investment   Investment
                                                                                    A             B             C
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Quality Growth Fund
 ("Quality Growth Fund")                        X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Equity Income Fund
 ("Equity Income Fund")                         X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Pinnacle Fund
 ("Pinnacle Fund")                              X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Balanced Fund
 ("Balanced Fund")                              X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Mid Cap Fund
 ("Mid Cap Fund")                               X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third International Equity
 Fund ("International Equity Fund")             X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Intermediate Bond Fund
 ("Intermediate Bond Fund")                     X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Bond Fund
 ("Bond Fund")                                  X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third U.S. Government
 Bond Fund ("Government Bond Fund")             X                                   X             X*            X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Intermediate Municipal
 Bond Fund ("Intermediate
 Municipal Bond Fund")                          X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Ohio Municipal Bond
 Fund ("Ohio Municipal Bond Fund")              X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Technology Fund
 ("Technology Fund")                            X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Government Money
 Market Fund ("Government Money
 Market Fund")                                  X                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Prime Money Market
 Fund ("Prime Money Market Fund")               X           X                       X             X
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Municipal Money Market
 Fund ("Municipal Money Market
 Fund")                                         X                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Ohio Tax Exempt Money
 Market Fund ("Ohio Tax Exempt
 Money Market Fund")                            X*                                  X*
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third U.S. Treasury Money
 Market Fund ("U.S. Treasury Money
 Market Fund")                                  X                      X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Multi Cap Value Fund
 ("Multi Cap Value Fund")                       X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Micro Cap Value Fund
 ("Micro Cap Value Fund")                       X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Strategic Income Fund
 ("Strategic Income Fund")                      X           X                                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Worldwide Fund
 ("Worldwide Fund")                             X           X                                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Institutional
 Government Money Market Fund
 ("Institutional Government Money
 Market Fund")                                  X                      X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Institutional Money
 Market Fund ("Institutional Money
 Market Fund")                                  X                      X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Michigan Municipal
 Money Market Fund ("Michigan
 Municipal Money Market Fund")                  X                                   X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third International GDP Fund
 ("International GDP Fund")                     X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Small Cap Growth Fund
 ("Small Cap Growth Fund")                      X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Large Cap Growth Fund
 ("Large Cap Growth Fund")                      X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Equity Index Fund
 ("Equity Index Fund")                          X           X                       X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Large Cap Value Fund
 ("Large Cap Value Fund")                       X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Short Term Bond Fund
 ("Short Term Bond Fund")                       X                                   X             X*            X*
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Michigan Municipal
 Bond Fund ("Michigan Municipal
 Bond Fund")                                    X                                   X             X             X
-------------------------------------------------------------------------------------------------------------------------------
 Fifth Third Municipal Bond Fund
 ("Municipal Bond Fund")                        X           X                       X             X             X

-------------------------------------------------------------------------------------------------------------------------------


     * These shares are currently not available to the public.


     Each Fund, is an "open-end" management investment company, and other than the Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Service, Investment A, Investment B, and Investment C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


     As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.


     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"), except for the Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. (the "Subadvisor") serves as investment sub-advisor to the International Equity Fund.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.


     Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

     Investment Limitations

Stock and Bond Funds

For purposes of this section, "Investment Limitations--Stock and Bond Funds," the term "Funds" shall mean the Equity Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.


     Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.


Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable.


The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.


Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


Pledging Assets.
----------------

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

Lending Cash or Securities.
---------------------------

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

Investing in Commodities.
-------------------------

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Pinnacle
Fund) may engage in transactions involving commodity futures contracts or options on commodity futures contracts.


Investing in Real Estate.
-------------------------

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Diversification of Investments.
-------------------------------

With respect to 75% of the value of their respective total assets, none of the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund and Worldwide Fund will purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result
(i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.



With respect to 75% of the value of their respective total assets, none of the Funds (with the exception of the Funds described in the preceeding paragraph and the Ohio Municipal Bond Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds (other than the Funds described in the preceding paragraph and the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund) will acquire more than 10% of the outstanding voting securities of any one issuer.


Dealing in Puts and Calls.
--------------------------

The Pinnacle Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.


Concentration of Investments.
-----------------------------

Each of the Quality Growth Fund, Pinnacle Fund, Balanced Fund, Mid Cap Fund, Technology Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.


The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.


Underwriting.
-------------

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

     Non-Fundamental Limitations



Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


Investing in Illiquid Securities.
---------------------------------

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund holds over 1% of the issuing investment company's total outstanding securities.


Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and Worldwide Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Concentration of Investments
----------------------------

The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the mutual fund industry.

Investing in Put Options.
-------------------------

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Selling Short and Buying on Margin
----------------------------------

The International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Writing Covered Call Options.
-----------------------------

The International Equity Fund and Worldwide Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Ohio Municipal Bond Fund and Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.




Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice
------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.


The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Equity Income Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. government bonds.


The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.

Money Market Funds

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.


     Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.


Selling Short and Buying on Margin.
-----------------------------------

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.
----------------------------------------------

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.


Neither the Government Money Market Fund nor the Municipal Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.



Pledging Securities or Assets.
------------------------------

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Investing in Commodities, Commodity Contracts, or Real Estate.
--------------------------------------------------------------

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting.
-------------

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not engage in underwriting of securities issued by others.

Lending Cash or Securities.
----------------------------

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets (except that the U.S. Treasury Money Market Fund may not loan any of its assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.


Acquiring Voting Securities.
----------------------------

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

Diversification of Investments.
-------------------------------

With respect to 75% of the value of its total assets, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent. The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

With respect to 75% of the value of its total assets, the Municipal Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds are considered to be issuers.

Concentration of Investments.
-----------------------------

Each of the Prime Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.


Each of the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.


Dealing in Puts and Calls.
--------------------------

The Government Money Market Fund, Prime Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.


Ohio Tax Exempt Money Market Fund
---------------------------------

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

     Non-Fundamental Limitations



Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


Investing in Securities of Other Investment Companies.
------------------------------------------------------

The Funds will limit investments in securities of other investment companies as required by the 1940 Act. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.


Investing in Illiquid Securities.
---------------------------------

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.


Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice
------------------------------------------------------------------------------

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.


The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

   ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

     Types of Investments

Bank Instruments.
-----------------

The Prime Money Market Fund, Municipal Money Market Fund, Bond Fund, Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund, Equity Income Fund, Intermediate Bond Fund, Pinnacle Fund, Intermediate Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.


Bear Funds
----------

The Worldwide Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.


Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.


Closed-End Investment Companies
-------------------------------

Funds in which the Strategic Income Fund and Worldwide Fund invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.

Futures and Options Transactions.
---------------------------------

All of the Funds (subject to the exceptions noted below) and funds in which the Worldwide Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.


As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.


The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.


Futures Contracts.
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The Funds (except the Money Market Funds (other than the Government Money Market
Fund), Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.


Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

Stock Index Options.
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The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, and Municipal Bond Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.


The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or the Subadvisor, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Put Options on Financial Futures Contracts.
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The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may purchase listed put options on financial futures contracts (and the International Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.


Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

Call Options on Financial Futures Contracts.
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The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

Limitation on Open Futures Positions.
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No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions.
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Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing Put Options on Portfolio Securities.
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The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.


Writing Covered Call Options on Portfolio Securities.
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The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

Over-the-Counter Options.
-------------------------

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, the Pinnacle Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.


Collateralized Mortgage Obligations ("CMOs").
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The U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and the Municipal Bond Fund may invest in CMOs.


Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.


Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

Convertible Securities.
-----------------------

The Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Pinnacle Fund, Equity Income Fund, Multi Cap Value Fund, Strategic Income Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Municipal Bond Fund and the funds in which the Worldwide Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.


Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.


In selecting convertible securities for a Fund, the Advisor, the Subadvisor or Heartland, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, the Subadvisor or Heartland, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Guaranteed Investment Contracts.
--------------------------------

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

Warrants.
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The Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Equity Income Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund and the funds in which the Worldwide Fund invests may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Municipal Securities.
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The Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund and the Municipal Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. The Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper;
(c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.


Participation Interests.
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The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International GDP Fund, Small Cap Growth Fund, Large Cap Growth Fund, Equity Index Fund, Large Cap Value Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Bond Fund, the Intermediate Municipal Bond Fund, and the

Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Stripped Obligations.
---------------------

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Bond Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.


SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.


Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Variable Rate Municipal Securities.
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The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.


Loan Participation Notes.
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The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund, Bond Fund, Intermediate Municipal Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, and Michigan Municipal Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.


Municipal Leases.
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The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Stand-by Commitments.

--------------------

The Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.


The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).


The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.


Cash.
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From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.

Foreign Currency Transactions.
------------------------------

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund invests may engage in foreign currency transactions.

Currency Risks.
---------------

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund and International GDP Fund value their assets daily in U.S. dollars, they might not convert their holdings of foreign currencies to U.S. dollars daily. The International Equity Fund and International GDP Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.


The International Equity Fund, the International GDP Fund, and the funds in which the Worldwide Fund may invest will engage in foreign currency exchange transactions in connection with their portfolio investments. The
International

Equity Fund and International GDP Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts.
--------------------------------------------

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.


Neither the International Equity Fund nor the International GDP Fund will enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund and International GDP Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.


Foreign Currency Options.
-------------------------

The International Equity Fund and International GDP Fund may engage in foreign currency options, and the funds in which the Worldwide Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.


When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund and International GDP Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund or International GDP Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund or International GDP Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


Special Risks Associated with Foreign Currency Options.
-------------------------------------------------------

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's and International GDP Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund and International GDP Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions.
--------------------------------------

By using foreign currency futures contracts and options on such contracts, the International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.


Special Risks Associated with Foreign Currency Futures Contracts and Related
----------------------------------------------------------------------------
Options.
--------

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund and International GDP Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund and International GDP Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


U.S. Government Obligations.
----------------------------

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

    .   the full faith and credit of the U.S. Treasury;

    .   the issuer's right to borrow from the U.S. Treasury; or

    . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

Variable Rate U.S. Government Securities.
-----------------------------------------

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

When-Issued and Delayed Delivery Transactions.
----------------------------------------------

Each Fund (other than the Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund) may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.


Repurchase Agreements.
----------------------

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor, the Subadvisor or Heartland, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.


Reverse Repurchase Agreements.
------------------------------

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities.
--------------------------------

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities.
-----------------------------------

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, the Subadvisor or Heartland, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.


The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


Temporary and Defensive Investments.
------------------------------------

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. Each of the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.


   Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                       Fiscal year ended    Fiscal year ended    Fiscal year ended
--------------------------------------------------------------------------------------------------
                                         July 31, 2001        July 31, 2000        July 31, 1999
                                         -------------        -------------        -------------
--------------------------------------------------------------------------------------------------
Government Bond Fund                           77%                  46%                 93%
--------------------------------------------------------------------------------------------------
Bond Fund                                     131%(***)            135%(**)             90%(**)
--------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                       26%                  26%                 47%
--------------------------------------------------------------------------------------------------
Quality Growth Fund                            20%                  21%                 34%
--------------------------------------------------------------------------------------------------
Mid Cap Fund                                   26%                  42%                 49%
--------------------------------------------------------------------------------------------------
Balanced Fund                                  77%                 122%                128%
--------------------------------------------------------------------------------------------------
International Equity Fund                      42%                  86%                 42%
--------------------------------------------------------------------------------------------------
Equity Income Fund                             19%                  37%                 69%
--------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        141%(***)            168%(**)             84%(**)
--------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund               36%(***)             59%(**)             63%(**)
--------------------------------------------------------------------------------------------------
Pinnacle Fund                                 139%                  53%                 51%
--------------------------------------------------------------------------------------------------
Technology Fund                                50%                11%(*)               ---
--------------------------------------------------------------------------------------------------
Multi Cap Value Fund                           N/A               121%(**)               78%(**)
--------------------------------------------------------------------------------------------------
Micro Cap Value Fund                           N/A               116%(**)               96%(**)
--------------------------------------------------------------------------------------------------
Strategic Income Fund                          N/A                48%(**)               51%(**)
--------------------------------------------------------------------------------------------------
Worldwide Fund                                 N/A              1204%(**)             1172%(**)
--------------------------------------------------------------------------------------------------
International GDP Fund                         22%(***)             7%(**)               8%(**)
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund                          13%(***)            28%(**)              19%(**)
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund                           8%(***)             5%(**)              ----
--------------------------------------------------------------------------------------------------
Equity Index Fund                               4%(***)             9%(**)               9%(**)
--------------------------------------------------------------------------------------------------
Large Cap Value Fund                            5%(***)            14%(**)               9%(**)
--------------------------------------------------------------------------------------------------
Short Term Bond Fund                           56%(***)            73%(**)              60%(**)
--------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                   19%(***)            36%(**)              14%(**)
--------------------------------------------------------------------------------------------------
Municipal Bond Fund                            89%(***)           119%(**)             109%(**)
--------------------------------------------------------------------------------------------------


 *     Reflects the period from June 5, 2000 through July 31, 2000.
 **    For the fiscal year ended December 31/st/.
 *** Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


   Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)

   The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. However it has been undergoing certain basic changes in its underlying structure and these changes continued in 2001. These changes reflect a diversifying economy which is somewhat less reliant on the automobile industry.

    Total wage and salary employment is estimated to have grown by 0.9% in 2000. The rate of unemployment is estimated to have been 3.4% in 2000, below the national average for the seventh consecutive year. Personal income grew at an estimated 6.1% annual rate in 2000.

    During the past six years ending with the year 2000, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in 2001, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues which almost certainly will include withdrawals from the Budget and Economic Stabilization Fund.

   Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

    The State Constitution provides that proposed expenditures and revenues of any State operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

    The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

    If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

    The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

    The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

    The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

    Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

    The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

    There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

    The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2000, the State had approximately $900 million of general obligation bonds outstanding.

    The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

    As of July, 2001, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

    The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2001.

    The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

    On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.3% in 2000 and 4.2% in 2001, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A
 .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

    Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

   Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market
   Fund)

The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the , may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

Ohio ended fiscal year 2001 with a General Revenue Fund balance of $219,414,000. Ohio has also maintained a "rainy day" fund, the Budge Stabilization Fund, which had a balance of approximately $1 billion as of the end of fiscal year 2001. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the state provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court, in a 4-3 decision, concluded, as it had in 1997, that the state failed to fully comply with that requirement. On June 20, 2001, the Ohio Supreme Court heard oral arguments regarding the system of school funding. This poses significant but manageable challenges and should not threaten the overall fiscal stability of Ohio.

Ohio has established procedures for municipal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 28 Ohio municipalities declared in fiscal emergency. As of December, 2000, only six remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, fiscal emergency protection was extended to counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

   Special Restriction on Fifth Third Government Money Market Fund

   The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

   Special Restriction on Fifth Third U.S. Treasury Money Market Fund

   The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.


                         FIFTH THIRD FUNDS MANAGEMENT

     Officers and Trustees

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. The Board of Trustees of the Fifth Third Funds has overall responsibility for the Funds. There are currently five Trustees, one of whom is an "interested person" of the Funds, as that term is defined the 1940 Act.

Albert E. Harris, 5905 Graves Road, Cincinnati, Ohio 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, Director of The Scotts Company, formerly Chairman of the Board, EDB Holdings, Inc. (retired July,
1993).


Edward Burke Carey*, 394 East Town Street, Columbus, Ohio 43215. Birthdate: July 2, 1945. Member of the Board of Trustees, President of Carey Realty Investments, Inc.


J. Joseph Hale, Jr., 139 E. Fourth Street, 2900 AT, Cincinnati, Ohio 45202.
Birthdate: September 11, 1949. Member of the Board of Trustees, President of The Cincinnati Gas & Electric Co., The Union Light Heat & Power Co., Vice-President, Corporate Communications Cinergy Corp, and President of Cinergy Foundation, Inc. (formerly PSI Foundation).


David J. Durham, 3212 Church Street, Cincinnati, Ohio 45244. Birthdate: May 10, 1945. Member of the Board of Trustees, President and Chief Executive Officer of Clipper Products, Inc., a wholesale distributor, 1997-present. Independent Contractor, 1995-1997.



John E. Jaymont, 897 Fenchurch Court, Cincinnati, Ohio 45230. Birthdate:
December 5, 1944. Member of the Board of Trustees, self-employed in real estate management and as a small business consultant, April 2000-present. President, Metroweb Corp. (publications printing), 1977-2000.

Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate: May 19, 1959. President of the Trust, and formerly the Vice President, Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate: April 26, 1968. Vice President and Secretary of the Trust, and employee of BISYS Fund Services Limited Partnership.

Adam S. Ness, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Treasurer of the Trust, and employee of BISYS Fund Services Limited Partnership.

Warren Leslie, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Assistant Secretary and Assistant Treasurer of the Trust, and employee of BISYS Fund Services Limited Partnership.


  *Considered to be an "interested person" of the Funds as defined in the 1940 Act.


   Trust Ownership

  As of October 17, 2001, the Officers and Trustees owned less than 1% of any class of any Fund.


The following table indicates the ownership of record of the shareholders who, to the best knowledge of the Trust, were the owners of 5% or more of the outstanding shares of a Fund, as of October 17, 2001:





                                              Record            Beneficial
------------------------------------  ---------------------- ----------------
              Government Money Market Fund--Institutional Shares
Fifth Third Bank Trust Dept                   93.92%              93.92%
Fifth Third Mutual Funds Dept
PO Box 630074
Cincinnati, OH 45263

               Government Money Market Fund--Investment A Shares

Fiserv Investor Securities Inc.               91.48%              91.48%
Attn: Cash Sweeps Department
2005 Market St. 14 Floor
Philadelphia, PA 19103

                 Prime Money Market Fund--Institutional Shares

Fifth Third Bank Trust Dept                   90.50%              90.50%
Fifth Third Mutual Funds Dept
PO Box 630074
Cincinnati, OH 45263

                  Prime Money Market Fund--Investment A Shares

Fiserv Investor Securities Inc.                 100.00%         100.00%
Attn Cash Sweeps Department
2005 Market St 14 Floor
Philadelphia, PA 19103

                  Prime Money Market Fund--Investment B Shares

Fiserv Securities Inc                             6.73%         6.73%
FOA 16185718
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserv Securities Inc                             8.31%         8.31%
FOA 16049047
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserv Securities Inc                             6.14%         6.14%
FOA 16189033
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserv Securities Inc                             6.00%         6.00%
FOA 16623271
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserv Securities Inc                             6.42%         6.42%
FOA 31039552
2005 Market Street Suite 1200
Philadelphia, PA 19103

               Municipal Money Market Fund--Institutional Shares

Fifth Third Bank                                 91.04%        90.13%
Trust and Investment
Services C
38 Fountain Square PLZ
Cincinnati, OH 45263

               Municipal Money Market Fund--Investment A Shares
                                                 94.72%        94.72%
Fiserv Investor Securities Inc
Attn Cash Sweeps Department
2005 Market St 14 Floor
Philadelphia, PA 19103

             U.S. Treasury Money Market Fund--Institutional Shares


Fifth Third Bank Trust Dept.                  89.24%               89.24%
Fifth Third Mutual Funds Dept.
PO Box 630074
Cincinnati, OH 45263

                   Quality Growth Fund--Institutional Shares


Fifth Third Bank                             50.05%               46.55%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                             19.86%               17.68%
Trust and Investment Services R
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                             29.95%               20.37%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263

                    Quality Growth Fund--Investment A Shares


Fiserv Securities Inc.                       72.10%               72.10%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

                    Equity Income Fund--Institutional Shares

Fifth Third Bank                              88.96%               88.06%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                               6.18%                2.96%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263

                    Equity Income Fund--Investment A Shares

Fiserv Securities Inc.                        98.04%               98.04%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

                    Equity Income Fund--Investment C Shares

Fiserv Securities Inc.                        11.86%               11.86%
2005 Market St.
Philadelphia, PA 19103

                      Pinnacle Fund--Institutional Shares

Fifth Third Bank                                 8.68%             5.30%
Trust and Investment Services R
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                                20.29%            18.26%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                                30.40%            18.55%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263

                       Pinnacle Fund--Investment A Shares

Fiserv Securities Inc.                          97.81%            97.81%
Trade House Account Non Club 53
2005 Market St.
Philadelphia, PA 19103

                       Pinnacle Fund--Investment B Shares

Fiserv Securities Inc.                          38.97%            38.97%
FAO 31534000
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserv Securities Inc.                           9.81%             9.81%
FAO 16643603
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserv Securities Inc.                           9.97%             9.97%
FAO 44416970
2005 Market Street Suite 1200
Philadelphia, PA 19103

                      Balanced Fund--Institutional Shares

Fifth Third Bank                                12.16%            10.20%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                                19.62%            15.50%
Trust and Investment Services R
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                                68.12%            53.13%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263

                       Balanced Fund--Investment A Shares

Fiserv Securities Inc.                          95.49%            95.49%
Trade House Account Non Club 53
2995 Market St.
Philadelphia, PA 19103

                       Balanced Fund--Investment C Shares

Fiserv Securities Inc.                           5.32%             5.32%
FAO 44132877
2005 Market St. Suite 1200
Philadelphia, PA 19103

                       Mid Cap Fund--Institutional Shares

Fifth Third Bank                             49.54%                48.55%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                             20.61%                17.52%
Trust and Investment Services R
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                             29.82%                22.07%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263

                       Mid Cap Fund--Investment A Shares
Fiserv Securities Inc.                       93.52%                93.52%
Trade House Account Non Club 53
2005 Market St
Philadelphia, PA 19103

                       Mid Cap Fund--Investment C Shares
Fiserv Securities Inc.                        5.94%                 5.94%
2005 Market St
Philadelphia, PA 19103

                International Equity Fund--Institutional Shares

Fifth Third Bank & Investment Services       63.05%                62.43%
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank & Investment Services       25.62%                24.85%
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank & Investment Services       10.27%                 7.19%
38 Fountain Square Plz
Cincinnati, OH 45263

                 International Equity Fund--Investment A Shares

Fiserve Securities                             98.86%             98.86%
Trade House Account
2005 Market St.
Philadelphia, PA 19103

                 International Equity Fund--Investment B Shares

Fiserv Securities, Inc.                         5.22%              5.22%
FAO 16900094
2005 Market Street, Suite 1200
Philadelphia, PA 19103
Fiserv Securities, Inc.                         8.32%              8.32%
FAO 45688479
2005 Market Street, Suite 1200
Philadelphia, PA 19103
Fiserv Securities, Inc.                         7.25%              7.25%
FAO 16105825
2005 Market Street, Suite 1200
Philadelphia, PA 19103

                 International Equity Fund--Investment C Shares

Fiserve Securities                       8.73%           8.73%
FAO 45218426
2005 Market St.
Philadelphia, PA 19103
LPL Financial Services                  10.91%          10.91%
A C 4091-7318
9785 Towne Centre Drive
San Diego, CA 92121
Fiserve Securities Inc                   9.41%           9.41%
FAO 16543123
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                  5.97%           5.97%
FAO 44318470
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                   5.42%           5.42%
FAO 16914859
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                   8.04%           8.04%
FAO 16432870
2005 Market Street Suite 1200
Philadelphia, PA 19103

                     Technology Fund--Institutional Shares

Fifth Third Bank                         9.12%           9.12%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank Trust                  29.79%          29.49%
38 Fountain Sq 1090 F2
Cincinnati, OH 45263
Fifth Third Bank Trust                  60.91%          60.91%
38 Fountain Sq 1090 F2
Cincinnati, OH 45263

                      Technology Fund--Investment A Shares

Fiserv Securities Inc                   97.40%          97.40%
Trade House Account Non Club 53
2005 Market St
Philadelphia, PA 19103

                      Technology Fund--Investment C Shares

Fiserve Securities Inc                   5.49%           5.49%
FAO 45959809
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                   7.40%           7.40%
FAO 16585486
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                   9.78%           9.78%
FAO 16516469
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                   5.21%           5.21%
FAO 45913171
2005 Market Street Suite 1200
Philadelphia, PA 19103
Fiserve Securities Inc                   6.08%           6.08%
FAO 45896746
2005 Market Street Suite 1200
Philadelphia, PA 19103


                 Intermediate Bond Fund--Institutional Shares

Fifth Third Bank                        95.82%          95.82%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263

                  Intermediate Bond Fund--Investment A Shares

Fiserv Securities Inc                           50.45%             50.45%
Trade House Account Non Club 53
2005 Market St
Philadelphia, PA 19103

                  Intermediate Bond Fund--Investment C Shares

ROBERT W BAIRD CO INC                           26.85%             26.85%
A C 3781-3178
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202

FISERV SECURITIES                               12.71%             12.71%
FAO 16102209
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

FISERV SECURITIES                                9.73%              9.73%
FAO 16412527
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

FISERV SECURITIES                                5.86%              5.86%
FAO 16479495
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

FISERV SECURITIES                               13.28%             13.28%
FAO 44816143
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

                        Bond Fund--Institutional Shares

Fifth Third Bank                                54.71%             51.97%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                                33.90%             25.77%
Trust and Investment Services R
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                                10.69%              7.59%
Expeditor
38 Fountain Square Plz
Cincinnati, OH 45263

                        Bond Fund--Investment A Shares

Fiserv Securities Inc                           99.40%             99.40%
Trade House Account Non Club 53
2005 Market St
Philadelphia, PA 19103

                        Bond Fund--Investment C Shares

FISERV SECURITIES INC.                        8.17%                  8.17%
FAO 16978907
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

FISERV SECURITIES INC.                        8.86%                  8.86%
FAO 16085605
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

FISERV SECURITIES INC.                       10.43%                 10.43%
FAO 16610674
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

FISERV SECURITIES INC.                        7.15%                  7.15%
FAO 16576910
2005 MARKET STREET SUITE 1200
PHILADELPHIA, PA 19103

                U.S. Government Bond Fund--Institutional Shares

Fifth Third Bank                             45.64%                 44.73%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                             33.33%                 30.66%
Trust and Investment Services R
38 Fountain Square Plz
Cincinnati, OH 45263
Fifth Third Bank                             20.86%                 14.60%
Expediter
38 Fountain Square Plz
Cincinnati, OH 45263

                U.S. Government Bond Fund--Investment A Shares

Fiserv Securities Inc                        98.63%                 98.63%
Trade House Account Non Club 53
2005 Market St
Philadelphia Pa, 19103

                U.S. Government Bond Fund--Investment C Shares

Fiserv Securities Inc                      7.10%                  7.10%
FAO 45931472
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc                      6.73%                  6.73%
FAO 16220566
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc                      5.49%                  5.49%
FAO 16792136
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc                      5.12%                  5.12%
FAO 44663102
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc                      5.14%                  5.14%
FAO 44657894
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc                      5.20%                  5.20%
FAO 45923556
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc                      6.13%                  6.13%
FAO 44228361
2005 Market Street Suite 1200
Philadelphia, PA 19103

            Intermediate Municipal Bond Fund--Institutional Shares
Fifth Third Bank                          99.34%                 98.35%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263

             Intermediate Municipal Bond Fund--Investment A Shares
Fiserv Securities Inc                     94.17%                 94.17%
Trade House Account Non Club 53
2005 Market St
Philadelphia, Pa 19103

             Intermediate Municipal Bond Fund--Investment C Shares
Fiserv Securities Inc                     37.02%                 37.02%
FAO 44345874
2005 Market St Suite 1200
Philadelphia, Pa 19103

Fiserv Securities Inc                      5.12%                  5.12%
FAO 44477237
2005 Market Street Suite 1200
Philadelphia, Pa 19103

Fiserv Securities Inc.                    47.28%                 47.28%
FAO 44477505
2005 Market Street Suite 1200
Philadelphia, PA 19103

Fiserv Securities Inc.                     7.79%                  7.79%
FAO 31385972
2005 Market Street Suite 1200
Philadelphia, PA 19103

                Ohio Municipal Bond Fund--Institutional Shares
Fifth Third Bank                          98.94%                 95.97%
Trust and Investment Services C
38 Fountain Square Plz
Cincinnati, OH 45263

                 Ohio Municipal Bond Fund--Investment A Shares
Fiserv Securities Inc                     99.67%                 99.67%
Trade House Account Non Club 53
2005 Market St
Philadelphia, Pa 19103

                 Ohio Munucipal Bond Fund--Investment B Shares

Name and Address of Beneficial Owner  Number of Shares Owned Percent of Class
------------------------------------  ---------------------- ----------------
Fiserv Securities Inc                       6.55%                6.55%
FAO 45362334
2005 Market Street Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.53%                6.53%
FAO 44380075
2005 Market Street Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.63%                6.63%
FAO 44388528
2005 Market Street Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.26%                6.26%
FAO 44374437
2005 Market Street Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.48%                6.48%
FAO 44662857
2005 Market Street Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.45%                6.45%
FAO 44842415
2005 Market Street Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.41%                6.41%
FAO 44659510
2005 Market Street Suite 1200
Philadelphia, Pa 19103

                 Ohio Municipal Bond Fund--Investment C Shares
Fiserv Securities Inc                       7.84%                7.84%
FAO 16167620
2005 Market St Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       6.41%                6.41%
FAO 44278030
2005 Market St Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       7.96%                7.96%
FAO 44345874
2005 Market St Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       5.28%                5.28%
FAO 16568905
2005 Market St Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                       9.60%                9.60%
FAO 44474333
2005 Market St Suite 1200
Philadelphia, Pa 19103
Fiserv Securities Inc                      26.51%               26.51%
FAO 45919559
2005 Market St Suite 1200
Philadelphia, Pa 19103

                  Strategic Income Fund-Institutional Shares
Fifth Third Maxus Securities Corp.
1404 East 9th Street
Cleveland, OH  44114                        8.78%                8.78%

CNA Trust
PO Box 5024
Costa Mesa, CA  92628                      45.79%               45.79%

Richard Barone
2000 Auburn Dr. Suite 420
Cleveland, OH  44122                        6.59%                6.59%

Fifth Third Bank
PO Box 630074
Cincinnati, OH  45263                      12.18%               12.18%

Fifth Third Bank
Reinvest Account
PO Box 630074
Cincinnati, OH  45263                      12.86%               12.86%

B D Holdings
2000 Auburn Dr Suite 420
Cleveland, OH  44122                        8.78%                8.78%

                     Strategic Income Fund-Advisor Shares
Donaldson Lufkin & Jenrette Sec Corp
PO Box 2052
Jersey City, NJ  07303                      5.55%                5.55%

                   Multi Cap Value Fund-Institutional Shares
Fifth Third Bank
PO Box 630074
Cincinnati, OH  45263                      57.88%               57.88%

Fifth Third Bank
Reinvest Account
PO Box 630074
Cincinnati, OH  45263                      27.15%               27.15%

Link & Company
PO Box 630074
Cincinnati, OH  45263                      10.21%                10.21%

                      Multi Cap Value Fund-Advisor Shares
Saxon & Co
PO Box 7780-1888
Philadelphia, PA  19182                     8.17%                8.17%

                   Multi Cap Value Fund-Investment A Shares
FISERV Securities Inc.
Trade House Account Non Club 53
2005 Market Street
Philadelphia, PA  19103                    97.12%               97.12%

                   Multi Cap Value Fund-Investment C Shares
FISERV Securities Inc
FAO 44448363
2005 Market Street
Philadelphia, PA  19103                    15.61%               15.61%

FISERV Securities Inc
FAO 44448810
2005 Market Street
Philadelphia, PA  19103                     9.17%                9.17%

FISERV Securities Inc
FAO 45897227
2005 Market Street
Philadelphia, PA  19103                     7.28%                7.28%

FISERV Securities Inc
FAO 44319139
2005 Market Street
Philadelphia, PA  19103                     7.44%                7.44%

FISERV Securities Inc
FAO 44836952
2005 Market Street
Philadelphia, PA  19103                     7.50%                7.50%

Keith R Young
3823 Thimbleglen Drive
Cincinnati, OH  45251                       7.66%                7.66%

FISERV Securities Inc
FAO 44389815
2005 Market Street
Philadelphia, PA  19103                     8.63%                8.63%

FISERV Securities Inc
FAO 44745810
2005 Market Street
Philadelphia, PA  19103                     8.32%                8.32%

FISERV Securities Inc
FAO 31122933
2005 Market Street
Philadelphia, PA  19103                     8.15%                8.15%

                   Micro Cap Value Fund-Institutional Shares
Key Trust Company
DTD 4/25/74
Cleveland, OH  44101                       11.38%               11.38%

National City
PO Box 94984
Cleveland, OH  44101                       34.10%               34.10%

Richard A Barone
2000 Auborn Dr Suite 420
Cleveland, OH  44122                        5.15%                5.15%

Fifth Third Bank
PO Box 630074
Cincinnati, OH  45263                      16.56%               16.56%

Fifth Third Bank
Reinvest Account
PO Box 630074
Cincinnati, OH  45263                       7.17%                7.17%

Link & Company
PO Box 630074
Cincinnati, OH  45263                       9.31%                9.31%

                   Micro Cap Value Fund-Investment A Shares
FISERV Securities Inc
Trade House Account Non Club 53
2005 Market Street
Philadelphia, PA  19103                    96.76%               96.76%

                   Micro Cap Value Fund-Investment B Shares
FISERV Securities Inc
FAO 16198160
2005 Market Street Suite 1200
Philadelphia, PA  19103                     5.03%                5.03%

FISERV Securities Inc
FAO 44291970
2005 Market Street Suite 1200
Philadelphia, PA  19103                     8.94%                8.94%

FISERV Securities Inc
FAO 16499629
2005 Market Street Suite 1200
Philadelphia, PA  19103                     5.84%                5.84%

FISERV Securities Inc
FAO 16378321
2005 Market Street Suite 1200
Philadelphia, PA  19103                     5.02%                5.02%

FISERV Securities Inc
FAO 31384755
2005 Market Street Suite 1200
Philadelphia, PA  19103                     5.07%                5.07%

                   Micro Cap Value Fund-Investment C Shares
FISERV Securities Inc
FAO 44476775
2005 Market Street Suite 1200
Philadelphia, PA  19103                    32.92%               32.92%

FISERV Securities Inc
FAO 16198160
2005 Market Street Suite 1200
Philadelphia, PA  19103                    32.92%               32.92%

FISERV Securities Inc
FAO 16160789
2005 Market Street Suite 1200
Philadelphia, PA  19103                    17.38%               17.38%

BISYS Fund Services Ohio Inc
3435 Stelzer Road
Columbus, OH  43219                        16.79%               16.79%

                      Worldwide Fund-Institutional Shares
CNA Trust
PO Box 5024
Costa Mesa, CA  92628                      89.19%               89.19%


For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Trustees' Compensation


--------------------------------------------------------------------------------------------
Name and Position with Trust                            Aggregate Compensation from Trust*
----------------------------                            ------------------------------------
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Edward Burke Carey, Trustee                            $ 13,750
--------------------------------------------------------------------------------------------
Albert E. Harris, Trustee, Chairman of the Board       $ 17,375
--------------------------------------------------------------------------------------------
J. Joseph Hale, Jr., Trustee                           $  6,250
--------------------------------------------------------------------------------------------
David Durham, Trustee                                  $    N/A
--------------------------------------------------------------------------------------------
Lee A. Carter, Trustee                                 $  2,500
--------------------------------------------------------------------------------------------



* Information is furnished for the fiscal year ended July 31, 2001. The Trust is the only investment company in the Fund complex.

   Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

   Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., Heartland, and Morgan Stanley Investment Management Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                         INVESTMENT ADVISORY SERVICES

   Investment Advisors to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to all Funds other than the Pinnacle Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.


Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s, Heartland's or any respective affiliates' lending relationship with an issuer.


   Advisory Fees

For their advisory services, the Advisor and Heartland receive annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor or Heartland for the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):




---------------------------------------------------------------------------------------------------------------------------
                        Year ended         Amount         Year ended         Amount          Year ended          Amount
---------------------------------------------------------------------------------------------------------------------------
Fund Name              July 31, 2001    Waived- 2001     July 31, 2000     Waived-2000     July 31, 1999      Waived-1999
---------             ---------------  -------------    ---------------    -----------     -------------      -----------
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Government                $  275          $  73             $  267           $  56           $  261            $   38
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Bond Fund(***)             1,013(*)          --              1,876(**)          --            1,673(**)            --
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond          991             --              1,057              --            1,122                79
Fund
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund        8,897             --              7,067              --            4,920                --
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund               2,293             --              1,932              --            1,753                --
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund              2,588             --              2,036              --            1,673                --
---------------------------------------------------------------------------------------------------------------------------
International              1,896             --              2,037              --            1,634                --
Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Equity Income Fund           906             --              1,081              --            1,311                --
---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond          2,220(*)          --              4,416(**)          --            4,743(**)            --
Fund(***)
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal       728(*)          --              1,423(**)          --            1,555(**)            --
Bond Fund(***)
---------------------------------------------------------------------------------------------------------------------------
Pinnacle Fund                596             79                952              --              586                --
---------------------------------------------------------------------------------------------------------------------------
Government Money           1,956             --              2,274              --            2,789                --
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Prime Money Market         3,680            129              2,260             113            1,657                83
Fund
---------------------------------------------------------------------------------------------------------------------------
Municipal Money              902            811                477             477              185                60*
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Market Fund
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money          4,032            1,512          3,627            1269            3,707             1,298
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Technology Fund                604               --             89(****)        --               --                --
---------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund           N/A              N/A            430(**)          --              473(**)            --
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund           N/A              N/A            207(**)          --               92(**)            --
---------------------------------------------------------------------------------------------------------------------------
Strategic Income               N/A              N/A            320(**)          --              334(**)            --
Fund
---------------------------------------------------------------------------------------------------------------------------
Worldwide Fund                 N/A              N/A            468(**)          --              180(**)            --
---------------------------------------------------------------------------------------------------------------------------
Institutional                  975(*)           366(*)       1,111(**)         439(**)          800(**)           400(**)
Government Money
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Institutional Money            144(*)           109(*)         139(*****)      111(*****)        --                --
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal             708(*)            --          1,134(**)          --            1,250(**)            --
Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
International GDP            2,298(*)            --          4,448(**)          --            4,025(**)            --
Fund
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth             3,147(*)            --          5,732(**)          --            4,830(**)            --
Fund
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             1,095(*)            --          1,692(**)          --              214(**)            --
Fund
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund            1,523(*)           254(*)       2,787(**)         465(**)        2,578(**)           430(**)
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund         2,540(*)            --          5,448(**)          --            6,534(**)            --
---------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund           609(*)            --            816(**)          --              772(**)            --
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal             234(*)            --            441(**)          --              522(**)            --
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund            411(*)            --            742(**)          --              694(**)            --
---------------------------------------------------------------------------------------------------------------------------





      * Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.


     ** For the fiscal year ended December 31/st/.


    *** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Investment Advisor for the period ended July 31, 2001 and by the former Investment Advisor for the fiscal year ended December 31, 2000 and December 31, 1999.


   **** Reflects the period from June 5, 2000 through July 31, 2000.


  ***** Reflects the period from April 11, 2000 through December 31, 2000.


Sub-advisors

Morgan Stanley Investment Management Inc. ("Morgan Stanley") is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management Inc. and Morgan Stanley.


Sub-advisory Fees

For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

For the year ended July 31, 1999, Morgan Stanley earned fees from International Equity Fund of $735,375. For the year ended July 31, 2000, Morgan Stanley earned fees of $1,998,111 from the International Equity Fund. For the year ended July 31, 20001, Morgan Stanley earned fees of $853,315 from the International Equity Fund.


   Administrative Services

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1999, July 31, 2000, and July 31, 2001 (amounts in thousands):



------------------------------------------------------------------------------------------------------------------
                     Year ended        Amount        Year ended        Amount        Year ended         Amount
------------------------------------------------------------------------------------------------------------------
Fund Name          July 31, 2001     Waived-2001   July 31, 2000    Waived-2000     July 31, 1999    Waived-1999
---------          -------------     -----------   -------------    -----------     -------------    -----------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Government         $   88          $   51          $   80           $ 49            $   83            $ 46
Bond Fund
------------------------------------------------------------------------------------------------------------------
Bond Fund(***)        305(*)           --             563(**)         --               501(**)          --
------------------------------------------------------------------------------------------------------------------
Ohio Municipal        286             106             331             68               358             176
Bond Fund
------------------------------------------------------------------------------------------------------------------
Quality Growth      1,746              --           1,556            252             1,079             290
Fund
------------------------------------------------------------------------------------------------------------------
Mid Cap Fund          470             108             412            126               385             156
------------------------------------------------------------------------------------------------------------------
Balanced Fund         549             195             448            151               367              91
------------------------------------------------------------------------------------------------------------------
International         346              --             355             --               292              --
Equity Fund
------------------------------------------------------------------------------------------------------------------
Equity Income         188              62             237             81               288              75
Fund
------------------------------------------------------------------------------------------------------------------
Intermediate          728(*)            6(*)        1,446(**)         --             1,551(**)          --
Bond Fund(***)
------------------------------------------------------------------------------------------------------------------
Intermediate          263(*)           --             513(**)         --               559(**)          --
Municipal Bond
Fund(***)
------------------------------------------------------------------------------------------------------------------
Pinnacle Fund         137              14             203             --               129               9
------------------------------------------------------------------------------------------------------------------
Government Money      755             233           1,060            381             1,245             697
Market Fund
------------------------------------------------------------------------------------------------------------------
Prime Money         1,534             809             958            463               741             372
Market Fund
------------------------------------------------------------------------------------------------------------------
Municipal Money       311              --             167             22                66*             37
Market Fund
------------------------------------------------------------------------------------------------------------------
U.S. Treasury       1,743           1,007           1,539            907             1,659             927
Money Market
Fund
------------------------------------------------------------------------------------------------------------------
Technology Fund       103              --              14(****)       --
------------------------------------------------------------------------------------------------------------------
Multi Cap Value       N/A             N/A             N/A                              N/A
Fund
------------------------------------------------------------------------------------------------------------------
Micro Cap Value       N/A             N/A             N/A                              N/A
Fund
------------------------------------------------------------------------------------------------------------------
Strategic Income      N/A             N/A             N/A                              N/A
Fund
------------------------------------------------------------------------------------------------------------------
Worldwide Fund        N/A             N/A             N/A                              N/A
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Institutional        439(*)          166(*)           500(**)         173(**)         360(**)          121(*)
Government
Money Market
Fund
------------------------------------------------------------------------------------------------------------------
Institutional         65(*)           41(*)            63(*****)       47(*****)       --               --
Money Market
Fund
------------------------------------------------------------------------------------------------------------------
Michigan             319(*)          115(*)           510(**)         206(**)         562(**)          250(**)
Municipal Money
Market Fund
------------------------------------------------------------------------------------------------------------------
International        552(*)            7(*)         1,067(**)          --             965(**)           --
GDP Fund
------------------------------------------------------------------------------------------------------------------
Small Cap Growth     812(*)           --            1,474(**)          --           1,240(**)           --
Fund
------------------------------------------------------------------------------------------------------------------
Large Cap Growth     283(*)           --              435(**)          --              54(**)           --
Fund
------------------------------------------------------------------------------------------------------------------
Equity Index Fund    918(*)          340(*)         1,673(**)         575(**)       1,544(**)          515(**)
------------------------------------------------------------------------------------------------------------------
Large Cap Value      656(*)            5(*)         1,402(**)          --           1,678(**)           --
Fund
------------------------------------------------------------------------------------------------------------------
Short Term Bond      220(*)           --              294(**)          --             277(**)           --
Fund
------------------------------------------------------------------------------------------------------------------
Michigan              94(*)           --              176(**)          --             209(**)           --
Municipal Bond
Fund
------------------------------------------------------------------------------------------------------------------
Municipal Bond       135(*)           --              243(**)          --             227(**)           --
Fund
------------------------------------------------------------------------------------------------------------------


* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.
**     For the fiscal year ended December 31/st/.
*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Administrator for the period ended July 31, 2001 and by the former Administrator for the fiscal year ended December 31, 2000 and December 31, 1999.
****   Reflects the period from June 5, 2000 through July 31, 2000.
*****  Reflects the period from April 11, 2000 through December 31, 2000.


Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 2001, July 31, 2000, and July 31, 1999, Fifth Third Bank earned the following sub-administrative fees (Amounts in Thousands):




---------------------------------------------------------------------------------------------------------
                                 Year Ended                 Year Ended                 Year Ended
---------------------------------------------------------------------------------------------------------
Fund Name                       July 31, 2001              July 31, 2000              July 31, 1999
---------                       -------------              -------------              -------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Government Bond                 $ 19                       $ 14                       $ 12
Fund
---------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund        $ 69                       $ 48                       $ 51
---------------------------------------------------------------------------------------------------------
Quality Growth Fund             $426                       $253                       $154
---------------------------------------------------------------------------------------------------------
Mid Cap Fund                    $110                       $ 82                       $ 55
---------------------------------------------------------------------------------------------------------
Balanced Fund                   $124                       $ 72                       $ 52
---------------------------------------------------------------------------------------------------------
International Equity            $ 73                       $ 57                       $ 41
Fund
---------------------------------------------------------------------------------------------------------
Equity Income Fund              $ 43                       $ 38                       $ 41
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Pinnacle Fund                              $ 28                           $ 33            $ 18
---------------------------------------------------------------------------------------------------------
Government Money Market                    $188                           $159            $174
 Fund
---------------------------------------------------------------------------------------------------------
Prime Money Market Fund                    $353                           $162            $104
---------------------------------------------------------------------------------------------------------
Municipal Money Market                     $ 69                           $ 27            $ 11
 Fund
---------------------------------------------------------------------------------------------------------
U.S. Treasury Money                        $386                           $256            $232
 Market Fund
---------------------------------------------------------------------------------------------------------
Technology Fund                            $ 23                            $0(*)           n/a
---------------------------------------------------------------------------------------------------------



*Reflects the period from June 5, 2000 through July 31, 2000.


   Custody of Fund Assets

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, those fees were approximately $487,000, $503,000, and $510,000, respectively.


   Transfer Agent and Dividend Disbursing Agent

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):

-------------------------------------------------------------------------------------------------------------
                                          Year Ended                 Year Ended              Year Ended
Fund Name                                July 31, 2001              July 31, 2000           July 31, 1999
-------------------------------------------------------------------------------------------------------------
Government Bond Fund                          $ 26                      $ 14                     $ 16
-------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                      $ 51                      $ 19                     $ 44
-------------------------------------------------------------------------------------------------------------
Quality Growth Fund                           $275                      $ 95                     $ 90
-------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                  $ 84                      $ 45                     $ 51
-------------------------------------------------------------------------------------------------------------
Balanced Fund                                 $ 99                      $ 50                     $ 32
-------------------------------------------------------------------------------------------------------------
International Equity Fund                     $ 74                      $115                     $ 73
-------------------------------------------------------------------------------------------------------------
Equity Income Fund                            $ 41                      $ 25                     $ 30
-------------------------------------------------------------------------------------------------------------
Pinnacle Fund                                 $ 46                      $ 31                     $ 38
-------------------------------------------------------------------------------------------------------------
Government Money Market Fund                  $117                      $ 24                     $285
-------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                       $173                      $ 34                     $ 23
-------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                   $ 46                      $ 25                     $ 52
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund               $192                      $ 43                     $ 35
-------------------------------------------------------------------------------------------------------------
Technology Fund                               $ 28                      $  3(*)                   n/a
-------------------------------------------------------------------------------------------------------------


*Reflects the period from June 5, 2000 through July 31, 2000.

BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.


   Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.

                            BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor, the Subadvisor and Heartland look for prompt execution of the order at a favorable price. In working with dealers, the Advisor, the Subadvisor and Heartland will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor, the Subadvisor and Heartland make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor, the Subadvisor and Heartland may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor, the Subadvisor and Heartland and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor, the Subadvisor and Heartland and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:
Balanced, $15,432 of the $157,034 total brokerage commissions paid; Mid Cap, $32,822 of the $157,457 total brokerage commissions paid; Quality Growth, $45,160 of the $520,588 total brokerage commissions paid; Equity Income, $11,386 of the $41,173 total brokerage commissions paid; Technology, $13,985 of the $49,925 total brokerage commissions paid; Pinnacle, $192,514 of the $283,694 total brokerage commissions paid; U.S. Government Bond, $535 of the $710 total brokerage commissions paid. For the fiscal year ended July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: Technology, $7,365 of the $35,245 total brokerage commissions paid; Balanced, $27,012 of the $124,465 total brokerage commission paid; Equity Income $49,230 of the $171,911 total brokerage commissions paid; Mid Cap, $69,677 of the $243,226 total brokerage commissions paid; Municipal, $14,498 of the $14,498 total brokerage commissions paid; Pinnacle, $105,572 of the $150,161 total brokerage commissions paid; and Quality Growth, $53,138 of the $347,918 total brokerage commissions paid. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Municipal Bond, $2,767 of the $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Intermediate Bond Fund, $700 of the $700 total brokerage commissions paid; Intermediate Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; and Pinnacle, $134,823 of the $134,823 total brokerage commissions paid.

Research services provided by brokers may be used by the Advisor, the Subadvisor and Heartland in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor, the Subadvisor and Heartland or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor, the Subadvisor and Heartland in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, the Subadvisor and Heartland and does not reduce the advisory fees payable to the Advisor, the Subadvisor or Heartland. Such information may be useful to the Advisor, the Subadvisor or Heartland in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor, the Subadvisor or Heartland in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Subadvisor and Heartland, the Advisor, the Subadvisor and Heartland may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor, the Subadvisor and Heartland are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor, the Subadvisor and Heartland to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


During the fiscal year ended July 31, 2001, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:



                   SECURITIES OF THE FUNDS' BROKERS/DEALERS
====================================================================================================================
            Fund                                  Security                 Principal/Shares             Market Value
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                  Bear Stearns                $ 50,000,000               $ 50,000,000
                                                 Credit Suisse               $130,000,000               $130,000,000
                                             Salomon Smith Barney            $ 50,000,000               $ 50,000,000
Prime Money Market Fund                          Credit Suisse               $ 25,000,000               $ 24,980,344
                                                 Merrill Lynch               $ 58,215,000               $ 58,507,278
Balanced Fund                                       Lehman                   $  3,000,000               $  3,245,403
Bond Fund                                           Lehman                   $  4,000,000               $  4,065,068
                                                  First Union                $  4,125,000               $  4,331,250
Intermediate Bond Fund                              Lehman                   $  7,000,000               $  7,713,503
                                                  First Union                $  5,000,000               $  5,362,500
Pinnacle Fund                                    Merrill Lynch                     21,754               $  1,179,937
International Equity Fund                        Credit Suisse                      3,090               $    523,250
Large Cap Growth Fund                             First Union                      22,800               $    807,120
                                                 Merrill Lynch                     19,600               $  1,063,104
                                                Morgan Stanley                     25,900               $  1,549,338
Large Cap Value Fund                              First Union                      53,000               $  1,876,200
                                                 Merrill Lynch                     53,400               $  2,896,416
                                                Morgan Stanley                     73,200               $  4,378,824
Equity Index Fund                                Bear Stearns                       8,187               $    476,074
                                                  First Union                      76,170               $  2,696,418
                                                 Merrill Lynch                     65,200               $  3,536,448
                                                Morgan Stanley                     86,432               $  5,170,362
Short Term Bond Fund                             Bear Stearns                $  3,000,000               $  3,063,750
                                                  First Union                $  5,000,000               $  5,262,500
                                                 Merrill Lynch               $  5,000,000               $  5,137,500
Institutional Government Money Market Fund      Morgan Stanley               $ 65,000,000               $ 65,000,000
Institutional Money Market Fund                  Merrill Lynch               $  3,100,000               $  3,123,218


Brokerage commissions paid by the Funds in secondary trading are as follows:


Fund Name                          Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
---------
                                   July 31,2001             July 31, 2000            July 31, 1999
                                   ------------             -------------            -------------
-----------------------------------------------------------------------------------------------------------------
Government Bond Fund                $    710                 N/A                      N/A
-----------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund            N/A                      N/A                      $  2,768
-----------------------------------------------------------------------------------------------------------------
Quality Growth Fund                 $520,588                 $347,918                 $405,487
-----------------------------------------------------------------------------------------------------------------
Mid Cap Fund                        $157,457                 $243,226                 $313,878
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                       $157,034                 $124,465                 $145,176
-----------------------------------------------------------------------------------------------------------------
International Equity Fund           $ 79,097                 $ 34,299                 $114,330
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                  $ 41,173                 $171,911                 $281,046
-----------------------------------------------------------------------------------------------------------------
Pinnacle Fund                       $283,694                 $150,161                 $141,898
-----------------------------------------------------------------------------------------------------------------
Government Money Market Fund        N/A                      N/A                      N/A
-----------------------------------------------------------------------------------------------------------------
Prime Money Market Fund             $    450                 n/a                      n/a
-----------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund         N/A                      N/A                      N/A
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund     N/A                      N/A                      N/A
-----------------------------------------------------------------------------------------------------------------
Technology Fund                     $ 49,925                 $ 35,245                 N/A
-----------------------------------------------------------------------------------------------------------------

                               PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Advisor Shares, Investment A Shares, Service Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."


   Distribution Plan and Administrative Services Agreement


With respect to Advisor Shares, Service Shares, Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.


The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.


Pursuant to the Plan, with respect to Investment A Shares and Service Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.


Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. Investment B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these shares.


Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2001, the distributor received $233,000 pursuant to the Plan. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.


With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 2001, the Funds paid $70,000 to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Investment C Shares of the Funds.

   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

   Conversion of Investment B Shares to Investment A Shares

A shareholder's Investment B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the shares so converted.


   Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

   Exchanging Securities for Fund Shares

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.


A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.


Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

   Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the distributor may elect to pay up to the following amounts:


         AMOUNT OF                      INVESTMENT
      INVESTMENT ($)                     A SHARES
      --------------                     --------

Under 50,000                               3.825%
50,000 but under 100,000                    3.40%
100,000 but under 150,000                   2.55%
150,000 but under 250,000                   1.70%

250,000 but under 500,000                    0.85%
500,000 and above                            0.50%*
-----------------

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the distributor which provides for such payment. The distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the distributor to provide for such payment.


Under certain circumstances the distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the distributor.


Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.


   Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.


Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

   Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                          DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses. The Money Market Funds attempt to maintain a net asset value per share of $1.00.

   Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market Funds) are determined as follows:


 . for equity securities, according to the last sale price on a national securities exchange, if available;

 . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 .  for unlisted equity securities, the latest bid prices;

 . for bonds and other fixed income securities, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 . for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

   Valuing Municipal Bonds

With respect to the Ohio Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, and Intermediate Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.


   Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

   Monitoring Procedures

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


   Investment Restrictions

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.


A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.


In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


   Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


                                  TAX STATUS

   Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.


   Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Exempt-Interest Dividends

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.


The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

Municipal Bond, Municipal Money Market, and Tax-Exempt Funds

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.
A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

   Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

   Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

   Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


  The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.


The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                            PERFORMANCE INFORMATION

Total Return (1)
                             Institutional Shares
                          Average Annual Total Returns
                      For the Period Ended July 31, 2001



                                                                                                       Since
Fund Name                                                1 Year         5 Years       10 Years       Inception
--------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                      -19.93%         16.02%         13.32%         15.12%
Equity Income Fund                                         2.18%         12.56%         10.67%         13.16%
Pinnacle Fund                                            -31.27%          8.51%         10.08%         12.30%
Balanced Fund                                            -11.64%         12.51%         11.07%         14.40%
Mid Cap Fund                                              -9.94%         14.52%         11.80%         14.17%
International Equity Fund                                -17.61%          5.17%          N/A            4.76%
Intermediate Bond Fund                                    12.16%          6.80%          N/A            6.20%
Bond Fund                                                 13.54%          7.66%          N/A            7.64%
U.S. Government Bond Fund                                 11.10%          6.48%          5.83%          6.17%
Intermediate Municipal Bond Fund                           8.57%          5.49%          N/A            5.32%
Ohio Municipal Bond Fund                                   8.28%          4.98%          5.29%          5.06%
Technology Fund                                          -46.65%          N/A            N/A          -42.96%
Government Money Market Fund                               5.23%          5.05%          4.56%          4.56%
Prime Money Market Fund                                    5.41%          5.21%          4.65%          5.18%
Municipal Money Market Fund                                3.44%          2.99%          2.72%          3.65%
U.S. Treasury Money Market Fund                            5.30%          5.16%          4.63%          5.29%
Institutional Government Money Market Fund                 5.39%          N/A            N/A            5.26%
Institutional Money Market Fund                            5.65%          N/A            N/A            5.84%
Michigan Municipal Money Market Fund                       3.37%          3.20%          2.99%          3.01%
International GDP Fund                                   -24.47%          1.93%          N/A            6.67%
Small Cap Growth Fund                                     -8.20%         10.42%          N/A           12.09%
Large Cap Growth Fund                                    -22.90%           N/A           N/A           -5.89%
Equity Index Fund                                        -14.57%         14.81%          N/A           14.54%
Large Cap Value Fund                                     -15.49%         11.94%          N/A           12.89%
Short Term Bond Fund                                      10.04%          6.32%          N/A            5.48%
Michigan Municipal Bond Fund                               7.34%          4.69%          N/A            4.39%
Municipal Bond Fund                                        9.89%          6.07%          N/A            6.12%

                             Institutional Shares
                          Average Annual Total Return
                    For the Period Ended December 31, 2000

                                                                                                       Since
Fund Name                                                 1 Year        5 Years        10 Years      Inception
--------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      23.78%         14.31%         16.61%         13.57%
Micro Cap Value Fund                                      -1.21%          N/A            N/A            5.51%
Strategic Income Fund                                     16.59%          6.77%          8.00%          7.61%
Worldwide Fund                                           -11.34%         18.31%          N/A           14.28%


                              Investment A Shares
                         Average Annual Total Returns
                      For the Period Ended July 31, 2001



                                                                                                        Since
Fund Name                                                 1 Year         5 Years       10 Years       Inception
---------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                      -23.75%         14.79%         12.72%         14.79%
Equity Income Fund                                        -2.71%         11.35%         10.06%         12.82%
Pinnacle Fund                                            -34.52%          7.36%          9.49%         11.94%
Balanced Fund                                            -15.82%         11.32%         10.49%         14.07%
Mid Cap Fund                                             -14.21%         13.27%         11.19%         13.80%
International Equity Fund                                -21.56%          4.02%          N/A            3.95%
Intermediate Bond Fund                                     6.95%          5.57%          N/A            5.40%
Bond Fund                                                  8.06%          6.45%          N/A            6.59%
U.S. Government Bond Fund                                  5.78%          5.36%          5.27%          5.81%
Intermediate Municipal Bond Fund                           3.42%          4.27%          N/A            4.54%
Ohio Municipal Bond Fund                                   3.14%          3.89%          4.74%          4.68%
Technology Fund                                          -48.08%          N/A            N/A          -45.28%
Government Money Market Fund                               5.02%          4.93%          N/A            4.48%
Prime Money Market Fund                                    5.14%          5.06%          4.67%          5.50%
Municipal Money Market Fund                                3.37%          2.97%          2.71%          3.65%
Institutional Government Money Market Fund                 5.20%          N/A            N/A            5.20%
Michigan Municipal Money Market Fund                       3.19%          3.16%          N/A            2.93%
International GDP Fund                                   -28.13%          0.69%          N/A            5.81%
Small Cap Growth Fund                                    -12.47%          9.18%          N/A           10.58%
Large Cap Growth Fund                                    -26.52%          N/A            N/A           -8.49%
Equity Index Fund                                        -18.63%         13.48%          N/A           13.49%
Large Cap Value Fund                                     -19.49%         10.64%          N/A           11.79%
Short Term Bond Fund                                       4.89%          5.19%          N/A            4.78%
Michigan Municipal Bond Fund                               2.37%          3.58%          N/A            3.65%
Municipal Bond Fund                                        4.80%          4.83%          N/A            5.11%


                             Investment A  Shares
                          Average Annual Total Return
                    For the Period Ended December 31, 2000

                                                                                                       Since
Fund Name                                                 1 Year        5 Years        10 Years      Inception
--------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      17.78%         13.14%         16.00%         13.05%
Micro Cap Value Fund                                      -5.81%          N/A            N/A            3.63%

                              Investment B Shares
                         Average Annual Total Returns
                      For the Period Ended July 31, 2001



                                                                                                    Since
Fund Name                                             1 Year         5 Years       10 Years       Inception
------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                      -24.67%         14.78%         12.41%         14.23%
Equity Income Fund                                        -3.68%         11.33%          9.76%         12.29%
Pinnacle Fund                                            -35.26%          7.25%          9.19%         11.43
Balanced Fund                                            -16.35%         11.24%         10.16%         13.52%
Mid Cap Fund                                             -14.71%         13.22%         10.86          13.27%
International Equity Fund                                -21.89%          3.90%           N/A           3.86%
Intermediate Bond Fund                                     5.96%          5.41%           N/A           5.13%
Bond Fund                                                  7.39%          6.27%           N/A           6.56%
Intermediate Municipal Bond Fund                           2.52%          4.11%           N/A           4.27%
Ohio Municipal Bond Fund                                   1.46%          3.55%          4.35%          4.17%
Technology Fund                                          -48.74%           N/A            N/A         -45.46%
Prime Money Market Fund                                   -0.86%          3.89%          3.84%          4.63%
International GDP Fund                                   -29.00%          0.52%           N/A           5.61%
Small Cap Growth Fund                                    -13.68%          9.05%           N/A          10.99%
Large Cap Growth Fund                                    -27.47%           N/A            N/A          -9.20%
Equity Index Fund                                        -19.66%         13.43%           N/A          13.41%
Large Cap Value Fund                                     -20.50%         10.56%           N/A          11.77%
Michigan Municipal Bond Fund                               1.25%          3.29%           N/A           3.36%
Municipal Bond Fund                                        3.85%          4.70%           N/A           5.09%

                              Investment B Shares
                          Average Annual Total Return
                    For the Period Ended December 31, 2000

                                                                                                   Since
Fund Name                                             1 Year        5 Years        10 Years      Inception
------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      17.67%         13.38%         15.95%         12.96%
Micro Cap Value Fund                                      -6.87%           N/A            N/A           3.72%


                              Investment C Shares
                          Average Annual Total Return
                      For the Period Ended July 31, 2001




                                                                                                    Since
Fund Name                                             1 Year         5 Years       10 Years       Inception
------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                      -20.71%         15.11%         12.46%         14.25%
Equity Income Fund                                         1.20%         11.69%          9.83%         12.30%
Pinnacle Fund                                            -31.97%          7.33%          9.06%         11.35
Balanced Fund                                            -12.47%         11.65%         10.24%         13.55%
Mid Cap Fund                                             -10.95%         13.57%         10.93          13.30%
International Equity Fund                                -18.39%          4.41%           N/A           4.18%
Intermediate Bond Fund                                     9.96%          5.74%           N/A           5.13%
Bond Fund                                                 11.39%          6.58%           N/A           6.56%
U.S. Government Bond Fund                                  9.98%          5.57%          4.98%          5.34%
Intermediate Municipal Bond Fund                           6.52%          4.45%           N/A           4.27%
Ohio Municipal Bond Fund                                   7.31%          4.19%          4.48%          4.26%
Technology Fund                                          -46.65%           N/A            N/A         -43.53%
International GDP Fund                                   -26.01%          0.91%           N/A           5.61%
Small Cap Growth Fund                                    -10.05%          9.34%           N/A          10.99%
Large Cap Growth Fund                                    -24.41%           N/A            N/A          -7.10%
Equity Index Fund                                        -16.27%         13.67%           N/A          13.41%
Large Cap Value Fund                                     -17.15%         10.82%           N/A          11.77%
Michigan Municipal Bond Fund                               5.25%          3.64%           N/A           3.36%
Municipal Bond Fund                                        7.85%          5.03%           N/A           5.09%

                              Investment C Shares
                          Average Annual Total Return
                    For the Period Ended December 31, 2000

                                                                                                   Since
Fund Name                                             1 Year        5 Years        10 Years      Inception
------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      21.67%         13.62%         15.95%         12.96%
Micro Cap Value Fund                                      -2.95%           N/A            N/A           4.67%
Strategic Income Fund                                     14.51%          6.09%          7.38%          7.03%
Worldwide Fund                                           -13.69%         17.30%           N/A          13.45%


                                Advisor Shares
                          Average Annual Total Return
                      For the Period Ended July 31, 2000

                                                                                                    Since
Fund Name                                             1 Year         5 Years       10 Years       Inception
------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                      -20.36%         15.56%         12.96%         14.81%
Balanced Fund                                            -12.07%         12.07%         10.71%         14.10%
Mid Cap Fund                                             -10.37%         14.04%         11.42%         13.81%
Bond Fund                                                 13.03%          7.13%          N/A            7.10%
Technology Fund                                          -45.73%          N/A            N/A          -43.17%
Prime Money Market Fund                                    4.79%          4.67%          4.13%          4.65%
Small Cap Growth Fund                                     -8.64%          9.89%          N/A           11.54%
Equity Index Fund                                        -15.00%         14.24%          N/A           13.97%
Municipal Bond Fund                                        9.42%          5.55%          N/A            5.62%

                                Advisor Shares
                          Average Annual Total Return
                    For the Period Ended December 31, 2000

                                                                                                     Since
Fund Name                                               1 Year        5 Years        10 Years      Inception
------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund                                      23.33%         14.18%         16.53%         13.51%
Micro Cap Value Fund                                      -1.21%          N/A            N/A            5.29%
Strategic Income Fund                                     16.04%          6.63%          7.92           7.56%
Worldwide Fund                                           -12.38%         17.88%          N/A           14.02%

                                Service Shares
                          Average Annual Total Return
                      For the Period Ended July 31, 2001

                                                                                                     Since
Fund Name                                                1 Year         5 Years      10 Years      Inception
------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                            4.92%          4.88%          4.36%          5.02%
Institutional Money Market Fund                            5.38%          N/A            N/A            5.57%

Yield (1)

In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2001 were as follows:



                                                   Institutional     Investment A      Investment B      Investment C
Fund Name                                              Shares           Shares            Shares            Shares
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                                  4.87%            4.62%             N/A               N/A
Bond Fund                                               5.13%            4.88%             N/A               N/A
U.S. Government Bond Fund                               4.38%            3.93%             N/A               3.38%
Intermediate Municipal Bond Fund                        3.24%            3.00%             N/A               N/A
Ohio Municipal Bond Fund                                3.49%            3.10%             2.49%             2.49%
Short Term Bond Fund                                    4.51%            4.36%             N/A               N/A
Michigan Municipal Bond Fund                            3.26%            3.11%             N/A               N/A
Municipal Bond Fund                                     3.65%            3.40%             N/A               N/A


For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.73% for the Institutional shares, 5.09% for the Investment A shares, and 4.09% for the Investment C shares, while the tax-equivalent yield for the Intermediate Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.32% for the Institutional shares and 4.93% for the Investment A shares. The tax-equivalent yield for the Michigan Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.35% for the Institutional shares, 5.11% for the Investment A shares, while the tax-equivalent yield for the Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.99% for the Institutional shares and 5.58% for the Investment A shares. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.1% tax rate and assuming that income is 100% tax-exempt.





                            PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

 . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

 . Lehman Muni Bond Index is a broad-based total return index comprised of 8,000 investment grade, fixed-rate, tax-exempt municipal bonds, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one-month lag.


 . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Bond and Intermediate Bond Funds)


 . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)


 . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)


 . Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate Bond Funds)


 . Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Bond, Government Bond, and Intermediate Bond Funds)

 . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

 . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)


 . Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Bond Fund)


 . Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)


 . Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)


 . Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)


 . Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)


 . Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

 . Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)


 . Salomon Brothers 3-5 Year Government Index quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)


 . S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)


 . S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

 . Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Pinnacle, and Equity Income Funds)


 . Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Fund)

 . Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

 . Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

 . Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

 . Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.


 . Lehman Brothers Intermediate Credit Index is an unmanaged index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

 . Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

 . Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, non convertible investment grade, dollar denominated, SEC-registered corporate debt.

 . Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalizations ranges.

 . Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

 . Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks. The Morgan Stanley Capital International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24countries for which there are MSCI national indices. The indices are capitalization weighted.

 . Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region. The Morgan Stanley Capital International
(MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

 . Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

 . Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

 . Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

 . Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

 . 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.


Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                             FINANCIAL STATEMENTS

The financial statements for the Funds (other than the Strategic Income Fund, Worldwide Fund, Micro Cap Value Fund, and Multi Cap Value Fund) for the fiscal year ended July 31, 2001 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2001 (File Nos. 33-24848 and 811-5669). Financial statements for the Strategic Income Fund (formerly the Maxus Income Fund, File Nos. 2-94197 and 811-4144), Worldwide Fund (formerly the Maxus Laureate Fund, File Nos. 33-58514 and 811-7516), Multi Cap Value Fund (formerly the Maxus Equity Fund, File Nos. 33-30003 and 811-5865) and Micro Cap Value Fund (formerly part of the Maxfund Trust, File Nos. 333-41555 and 811-8499) for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2000. Copies of the Annual Reports may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.


The financial statements for the former Kent Funds for the fiscal year ended December 31, 2000 were audited by KPMG LLP and are incorporated herein by reference.

                                   APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.


A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.


Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 . Leading market positions in well-established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).


     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                  ARTICLE III

                              BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

     The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
     Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Shares of any Series or Class shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

          (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

          (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

          (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

          (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

          (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV

                                 THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                   SHAREHOLDERS' VOTING POWERS AND MEETINGS


Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X

                         DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI

                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                  ARTICLE XII

                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                  ARTICLE IV

                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the

     Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                  ARTICLE IX

                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                                  ARTICLE XIV

                            REPORT TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)  (i)   Form of Investment Advisory Contract between the Registrant and Fifth
           Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

           (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

           (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(e)  (i)   Distribution Agreement of the Registrant dated September 29, 2000
           (incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed on or about November 30, 2000).

           (A) Form of Amended Schedules A, B and C to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N1-A filed on or about March 21, 2001).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

           (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(f)  Not applicable.


(g)  (i)   Custody Agreement of the Registrant (incorporated by reference to
           Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

           (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1,
                1999).

     (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)  (i)   Transfer Agency and Accounting Services Agreement of the Registrant
           (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28, 1995).

           (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

           (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                2000).

           (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(i)  Opinion of Ropes & Gray is filed herewith.

(j)  (i)   Consent of Ropes & Gray is filed herewith.

(j)  (ii)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(j)  (iii) Consent of Ernst & Young LLP is filed herewith.

(j)  (iv)  Consent of KPMG LLP is filed herewith.

(j)  (v)   Consent of Arthur Andersen LLP is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on or about February 28,
     1995).

(m)  (i)   Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 21, 2001).

     (ii) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

     (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

               (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(n) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

(p)(i) Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(ii) Code of Ethics for Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p)(iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor

FIFTH THIRD BANK




                                                                                  Other Substantial
                          Position with                                           Business, Profession,
Name                      Fifth Third Asset Management Inc.                       Vocation or Employment
----                      ---------------------------------                       ----------------------
Michael K. Keating        Director                                                Executive Vice President with Fifth Third Bank
James D. Berghausen       Director, President                                     Senior Vice President and Chief Investment
                                                                                  Officer with Fifth Third Bank
Paul L. Reynolds          Secretary                                               Senior Vice President with Fifth Third Bank
Robert Curtin             Treasurer and Assistant Secretary                       Vice President with Fifth Third Bank
Dennis Amato              Senior Vice President                                   Director of Value Strategies with Fifth Third
                                                                                  Bank
Richard Barone            Vice President                                          Vice President with Fifth Third Bank
James Benard              Vice President                                          Vice President with Fifth Third Bank
Allan Miller              Vice President                                          Vice President with Fifth Third Bank
Kevin S. Woodard          Assistant Secretary                                     Vice President with Fifth Third Bank
Amy D. Eisenbeis          Assistant Secretary                                     Vice President with Old Kent
Joseph T. Keating         Chief Market Strategist and Chief Fixed                 Chief Market Strategist and Chief
                          Income Officer                                          Fixed Income Officer with Fifth Third Bank
Mitchell L. Stapley       Director of Taxable Fixed Income                        Director of Fixed Income with Fifth Third Bank
Michael J. Martin         Director of Tax Free Fixed Income                       Director of Fixed Income with Fifth Third Bank
Allan J. Meyers           Director of Large Company Stock Management              Director of Equity Funds with Fifth Third Bank
David C. Eder             Director of Structured Equity Products                  Director of Equity Funds with Fifth Third Bank
Robert Cummisford         Director of Small Company Management                    Director of Equity Funds with Fifth Third Bank
Maureen P. Hale           Director Institutional Money Management                 Director Institutional Money Management with
                                                                                  Fifth Third Bank
John L. Cassady           Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Michael S. Gilmore        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Sara M. Quirk             Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Todd M. Ridgway           Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Daniel R. Skubiz          Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Ronald G. Thompson        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Brian J. Smolinski        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Michael S. Gilmore        Portfolio Manager                                       Portfolio Manager with Fifth Third Bank
Cynthia M. Welton         Portfolio Manager                                       Portfolio Manager with Fifth Third Bank


MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                 Officers (Principals and Managing Directors)

John R. Alkire, Managing Director
Arden C. Armstong, Managing Director
W. David Armstrong, Managing Director
Jerome Baesel, Managing Director
Glenn E. Becker, Managing Director
Thomas L. Bennett, Managing Director

Barton M. Biggs, Managing Director
Theodore R. Bigman, Managing Director
Francine J. Bovich, Managing Director
Andrew C. Brown, Managing Director
P.Dominic Caldecott, Managing Director
Frances Campion, Managing Director
John Coates, Managing Director
Stephen C. Cordy, Managing Director
Jacqueline A. Day, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
J. David Germany, Managing Director
Tracey H. Ivey, Managing Director
Margaret Kinsley Johnson, Managing Director
Nicholas J. Kovich, Managing Director
Steven K. Kreider, Managing Director
Maryann K. Maiwald, Managing Director
Robert  J. Marcin, Managing Director
Jeffrey Margolis, Managing Director
Paul M. Martin, Managing Director
Robert L. Meyer, Managing Director
Margaret P. Naylor, Managing Director
Cory Pulfrey, Managing Director
Narayan Ramachandran, Managing Director
Christine I. Reilly, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Harold J. Schaaff, Managing Director
Gary G. Schlarbaum, Managing Director
Roberto Sella, Managing Director
Vinod R. Sethi, Managing Director
Andy B.Skov, Managing Director
Kunihiko Sugio, Managing Director
Ann D. Thivierge, Managing Director
Horacio A. Valeiras, Managing Director
Marna C. Whittington, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Peter John Wright, Managing Director
Laura H. Abramson, Principal
Warren Ackerman, III, Principal
Suzanne S. Akers, Principal
Robert E. Angevine, Principal
William S. Auslander, Principal
Kimberly L. Austin, Principal
Eileen M. Barron, Principal
Timothy R. Barron, Principal
Richard M. Behler, Principal
Joseph C. Benedetti, Principal
Amer Raji Bisat, Principal
E. Clayton Boggs , Principal
Richard James Boon, Principal
Geraldine T. Boyle, Principal
Paul Gerard Boyne, Principal
Joseph A. Braccia, Principal
Brian S. Bruman, Principal
David P. Chu, Principal
Kate Cornish-Bowden, Principal
Beth A. Coyne, Principal
Marc Crespi, Principal
Bradley S. Daniels, Principal
Nathalie Francoise Degans, Principal
Mary Sue Highmore Dickinson, Principal
Thomas Dorr, Principal
Hassan Elmasry, Principal
Nicolaas Frits Fiene, Principal
Robert J. Formisano, Principal
Dennis F. Furey, Principal
W. Blair Garff, Principal
William B. Gerlach, Principal
Stephen T. Golding, Principal
Benjamin J. Gord, Principal
Thomas Grainger, Principal
Steve R. Guyer, Principal
Stephen P. Haley, Principal
John D. Hevner, Principal
Thomas J. Hughes, Principal
Ruth A. Hughes-Guden, Principal
James J. Jolinger, Principal
Jaideep C. Khanna, Principal
Michael Kiley, Principal
Paul W. Klug, Jr., Principal
Peter Koenig, Principal
Brian L. Kramp, Principal
Michele  A. Kreisler, Principal
Michael B. Kushma, Principal
Tiong Seng Lee, Principal
Khoon-Min Lim, Principal
Marianne J.  Lippmann, Principal
William David Lock, Principal
Jeremy Goulding Lodwick, Principal
Gordon W. Loery, Principal
Yvonne Longley, Principal
Deanna L. Loughnane, Principal
Angelo G. Manioudakis, Principal
Ian Richard Martin, Principal
Teresa E. Martini, Principal
Phoebe McBee, Principal
Alexis E. McCarthy, Principal
Abigail L. McKenna, Principal
Mary Ann Milias, Principal
Nobuaki Miyatake, Principal
Mitesh Modi, Principal
Cyril Moulle-Berteaux, Principal
Earl L. Nelson, Principal
Paul F. O'Brien, Principal
Bradley F. Okita, Principal
Alexander A. Pena, Principal
Michael L. Perl, Principal

Anthony J. Pesce, Principal
Thomas B. Quantrille, Principal
Ronald K. Reese, Principal
Michael J. Reinbold, Principal
Christian G. Roth, Principal
Donald P. Ryan, Principal
James H. Scott, Principal
Stephen C. Sexauer, Principal
George Shows, Principal
Neil S. Siegel, Principal
Ashutosh Sinha, Principal
Kim I. Spellman, Principal
Joseph P. Stadler, Principal
Neil Stone, Principal
Shunzo Tatsumi, Principal
Nicholas Hall Tingley, Principal
Lorraine Truten, Principal
Hiroshi Ueda, Principal
Elizabeth A. Vale, Principal
Roberto Vedovotto, Principal
Willem Pieter Vinke, Principal
Marjorie M. Wilcox, Principal
Bruce Wolf, Principal
Marjorie Zwick, Principal


                      HEARTLAND CAPITAL MANAGEMENT, INC.

                                                       Other Substantial
                    Position with                      Business, Profession,
Name                Heartland                          Vocation or Employment
----                ---------                          ----------------------
Robert D. Markley   President and Chief Executive
                    Officer                            None
Thomas F. Maurath   Executive Vice President           None






Item 27. Principal Underwriters

     (a) Fifth Third Funds Distributor, Inc. formerly known as Kent Funds Distributor, acts as distributor

(b) Directors, officers and partners of Fifth Third Funds Distributor, Inc. as of September 18, 2001, were as follows:




Name and Principal                                             Positions and Offices with
Business Address             Positions and Offices with BISYS  Registrant
----------------             --------------------------------  ----------
WC Subsidiary Corp.          Sole Limited Partner              None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner              None
3435 Stelzer Road
Columbus, Ohio 43219

Charles L. Booth             Executive Representative          None
3435 Stelzer Road
Columbus, Ohio 43219

Walter B. Grimm              Supervising Principal             None
3435 Stelzer Road
Columbus, Ohio 43219



(c)  Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, transfer agent and dividend disbursing agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263


BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035



Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219


BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204

Morgan Stanley Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020




Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on the 29th day of October 2001.

                                        FIFTH THIRD FUNDS

                                        BY: /s/ Jeffrey C. Cusick
                                           ---------------------------
                                        Jeffrey C. Cusick, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 has been signed below by the following persons in the capacities and on the date indicated.


Signature                                 Title                       Date

* /s/ Jeffrey C. Cusick       President                         October 29, 2001
-----------------------       (Principal Executive Officer)
Jeffrey C. Cusick


* /s/ Adam S. Ness            Treasurer (Principal Financial    October 29, 2001
------------------            and Accounting Officer)
Adam S. Ness

* /s/ Edward Burke Carey      Trustee                           October 29, 2001
------------------------
Edward Burke Carey

* /s/ Albert E. Harris        Chairman and Trustee              October 29, 2001
----------------------
Albert E. Harris

*/s/ J. Joseph Hale           Trustee                           October 29, 2001
-------------------
J. Joseph Hale

*/s/ David J. Durham          Trustee                           October 29, 2001
--------------------
David J. Durham

*/s/ John E. Jaymont          Trustee                           October 29, 2001
--------------------
John E. Jaymont

*By:  /s/ Alyssa Albertelli
    ------------------------------
    Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                               POWER OF ATTORNEY
                               -----------------

     Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 28, 2001                    /s/ Jeffrey C. Cusick
       -------------                    ---------------------
                                        Jeffrey C. Cusick

                               POWER OF ATTORNEY
                               -----------------

     Adam S. Ness, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: September 10, 2001               /s/ Adam S. Ness
       ------------------               -----------------------
                                        Adam S. Ness

                               POWER OF ATTORNEY
                               -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                    /s/ Edward Burke Carey
       -----------------                -------------------------
                                        Edward Burke Carey

                               POWER OF ATTORNEY
                               -----------------

     Albert E. Harris, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2000                    /s/ Albert E. Harris
       -------------------              ---------------------------
                                        Albert E. Harris

POWER OF ATTORNEY
-----------------

     J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: April 9, 2001                         /s/ J. Joseph Hale, Jr.
       -------------                         -----------------------
                                             J. Joseph Hale, Jr.

                               POWER OF ATTORNEY
                               -----------------

     David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  August 13, 2001                        /s/ David J. Durham
        ---------------                        -------------------
                                               David J. Durham

                               POWER OF ATTORNEY
                               -----------------

     John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  September 19, 2001                     /s/ John E. Jaymont
        ------------------                     -------------------
                                               John E. Jaymont

                                 EXHIBIT INDEX

(i)       Opinion of Ropes & Gray
(j)(i)    Consent of Ropes & Gray
(j)(ii)   Consent of McCurdy & Associates CPA's, Inc.
(j)(iii)  Consent of Ernst & Young LLP
(j)(iv)   Consent of KPMG LLP
(j)(v)    Consent of Arthur Andersen LLP